Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 2.4%
Aptiv plc	438,542	58,589,211
BorgWarner, Inc.	396,197	16,636,312
Ford Motor Co. *	6,321,700	66,567,501
General Motors Co.	2,042,468	103,512,279
Tesla, Inc. *	1,229,234	975,434,056
		1,220,739,359

Banks 3.9%
Bank of America Corp.	12,338,854	365,847,021
Citigroup, Inc.	3,374,746	195,701,520
Citizens Financial Group, Inc.	694,632	25,312,390
Comerica, Inc.	227,590	13,018,148
Fifth Third Bancorp	1,156,413	33,455,028
First Republic Bank	282,617	40,976,639
Huntington Bancshares, Inc.	1,637,886	21,661,042
JPMorgan Chase & Co.	4,940,691	635,718,711
KeyCorp	1,587,209	26,760,344
M&T Bank Corp.	207,614	27,502,626
People’s United Financial, Inc.	696,451	9,513,521
Regions Financial Corp.	1,561,085	26,554,056
SVB Financial Group *	84,006	36,776,147
The PNC Financial Services Group, Inc.	686,439	98,517,725
Truist Financial Corp.	2,184,453	104,810,055
U.S. Bancorp	2,220,888	95,165,051
Wells Fargo & Co.	6,701,994	200,255,581
Zions Bancorp NA	268,530	11,852,914
		1,969,398,519

Capital Goods 5.5%
3M Co.	935,177	164,273,192
A.O. Smith Corp.	219,980	11,944,914
Allegion plc	149,131	15,958,508
AMETEK, Inc.	372,515	42,191,049
Carrier Global Corp.	1,318,115	50,747,427
Caterpillar, Inc.	880,766	161,039,255
Cummins, Inc.	239,430	56,127,181
Deere & Co.	508,004	146,711,555
Dover Corp.	234,240	27,286,618
Eaton Corp. plc	646,539	76,097,640
Emerson Electric Co.	969,911	76,962,438
Fastenal Co.	929,450	42,373,625
Flowserve Corp.	208,148	7,401,743
Fortive Corp.	546,971	36,143,844
Fortune Brands Home & Security, Inc.	224,138	19,331,902
General Dynamics Corp.	376,023	55,155,054
General Electric Co.	14,202,010	151,677,467
Honeywell International, Inc.	1,137,660	222,264,634
Howmet Aerospace, Inc.	636,686	15,649,742
Huntington Ingalls Industries, Inc.	64,808	10,196,243
IDEX Corp.	123,074	22,915,148
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	467,232	90,741,127
Ingersoll Rand, Inc. *	604,562	25,294,874
Jacobs Engineering Group, Inc.	210,927	21,295,190
Johnson Controls International plc	1,175,772	58,576,961
L3Harris Technologies, Inc.	341,180	58,515,782
Lockheed Martin Corp.	399,173	128,461,855
Masco Corp.	425,689	23,119,169
Northrop Grumman Corp.	251,482	72,077,256
Otis Worldwide Corp.	659,421	42,631,568
PACCAR, Inc.	560,737	51,150,429
Parker-Hannifin Corp.	208,336	55,127,789
Pentair plc	267,212	14,552,365
Quanta Services, Inc.	225,376	15,882,247
Raytheon Technologies Corp.	2,462,523	164,324,160
Rockwell Automation, Inc.	188,065	46,739,794
Roper Technologies, Inc.	170,143	66,850,886
Snap-on, Inc.	88,314	15,895,637
Stanley Black & Decker, Inc.	259,479	45,017,012
Teledyne Technologies, Inc. *	60,080	21,449,161
Textron, Inc.	370,069	16,749,323
The Boeing Co.	860,237	167,049,423
Trane Technologies plc	388,240	55,654,204
TransDigm Group, Inc. *	88,082	48,734,009
United Rentals, Inc. *	117,179	28,475,669
W.W. Grainger, Inc.	73,268	26,698,126
Westinghouse Air Brake Technologies Corp.	289,556	21,487,951
Xylem, Inc.	292,775	28,279,137
		2,823,280,283

Commercial & Professional Services 0.7%
Cintas Corp.	142,488	45,328,283
Copart, Inc. *	336,560	36,937,460
Equifax, Inc.	197,111	34,910,329
IHS Markit Ltd.	602,831	52,494,523
Nielsen Holdings plc	572,883	12,792,477
Republic Services, Inc.	341,009	30,868,135
Robert Half International, Inc.	183,480	12,384,900
Rollins, Inc.	357,741	12,885,831
Verisk Analytics, Inc.	262,922	48,246,187
Waste Management, Inc.	630,627	70,201,398
		357,049,523

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	537,815	41,304,192
Garmin Ltd.	242,489	27,852,286
Hanesbrands, Inc.	569,817	8,712,502
Hasbro, Inc.	205,163	19,248,393
Leggett & Platt, Inc.	217,570	8,920,370
Lennar Corp., Class A	445,964	37,081,907
Mohawk Industries, Inc. *	97,254	13,965,674
Newell Brands, Inc.	608,552	14,617,419
NIKE, Inc., Class B	2,033,505	271,655,933
NVR, Inc. *	5,656	25,149,291

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PulteGroup, Inc.	435,390	18,939,465
PVH Corp.	116,131	9,901,329
Ralph Lauren Corp.	78,271	7,909,284
Tapestry, Inc.	451,251	14,268,557
Under Armour, Inc., Class A *	309,404	5,414,570
Under Armour, Inc., Class C *	313,942	4,699,712
VF Corp.	518,488	39,856,172
Whirlpool Corp.	100,773	18,652,075
		588,149,131

Consumer Services 1.6%
Carnival Corp.	1,211,138	22,611,947
Chipotle Mexican Grill, Inc. *	45,426	67,230,480
Darden Restaurants, Inc.	211,954	24,775,303
Domino’s Pizza, Inc.	63,974	23,719,000
Hilton Worldwide Holdings, Inc.	449,298	45,554,324
Las Vegas Sands Corp.	534,367	25,697,709
Marriott International, Inc., Class A	430,405	50,060,406
McDonald’s Corp.	1,207,741	251,016,889
MGM Resorts International	664,649	18,982,375
Norwegian Cruise Line Holdings Ltd. *	514,112	11,644,637
Royal Caribbean Cruises Ltd.	299,983	19,498,895
Starbucks Corp.	1,902,377	184,169,117
Wynn Resorts Ltd.	156,453	15,571,767
Yum! Brands, Inc.	488,303	49,557,872
		810,090,721

Diversified Financials 4.6%
American Express Co.	1,057,095	122,897,865
Ameriprise Financial, Inc.	191,278	37,848,178
Berkshire Hathaway, Inc., Class B *	3,154,740	718,870,604
BlackRock, Inc.	229,886	161,209,856
Capital One Financial Corp.	741,523	77,311,188
Cboe Global Markets, Inc.	176,325	16,174,292
CME Group, Inc.	581,870	105,749,054
Discover Financial Services	496,365	41,466,332
Franklin Resources, Inc.	443,817	11,667,949
Intercontinental Exchange, Inc.	909,535	100,367,187
Invesco Ltd.	611,421	12,589,158
MarketAxess Holdings, Inc.	61,595	33,308,112
Moody’s Corp.	261,984	69,755,860
Morgan Stanley	2,316,956	155,351,900
MSCI, Inc.	134,678	53,238,213
Nasdaq, Inc.	186,700	25,254,909
Northern Trust Corp.	337,784	30,126,955
Raymond James Financial, Inc.	196,174	19,603,668
S&P Global, Inc.	390,048	123,645,216
State Street Corp.	571,534	40,007,380
Synchrony Financial	881,561	29,664,528
T. Rowe Price Group, Inc.	367,832	57,558,351
The Bank of New York Mellon Corp.	1,318,784	52,527,167
The Charles Schwab Corp. (a)	2,409,032	124,161,509
The Goldman Sachs Group, Inc.	557,835	151,268,117
		2,371,623,548

Energy 2.4%
Apache Corp.	619,712	8,849,487
Baker Hughes Co.	1,104,479	22,188,983
Cabot Oil & Gas Corp.	640,340	11,737,432
Chevron Corp.	3,121,095	265,917,294
ConocoPhillips	2,196,650	87,931,899
Devon Energy Corp.	955,154	15,721,835
Diamondback Energy, Inc.	253,903	14,393,761
EOG Resources, Inc.	944,671	48,140,434
Exxon Mobil Corp.	6,855,363	307,394,477
Halliburton Co.	1,437,900	25,350,177
Security	Number of Shares	Value ($)
Hess Corp.	443,962	23,965,069
HollyFrontier Corp.	240,558	6,846,281
Kinder Morgan, Inc.	3,154,507	44,415,459
Marathon Oil Corp.	1,264,699	9,156,421
Marathon Petroleum Corp.	1,054,055	45,493,014
NOV, Inc.	629,693	7,795,599
Occidental Petroleum Corp.	1,361,328	27,308,240
ONEOK, Inc.	721,284	28,728,742
Phillips 66	707,174	47,946,397
Pioneer Natural Resources Co.	328,790	39,750,711
Schlumberger N.V.	2,253,464	50,049,435
TechnipFMC plc	696,217	7,442,560
The Williams Cos., Inc.	1,967,979	41,780,194
Valero Energy Corp.	661,369	37,321,053
		1,225,624,954

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	715,205	252,059,698
Sysco Corp.	827,201	59,153,144
The Kroger Co.	1,254,570	43,282,665
Walgreens Boots Alliance, Inc.	1,163,466	58,464,166
Walmart, Inc.	2,247,304	315,723,739
		728,683,412

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	3,012,293	123,744,996
Archer-Daniels-Midland Co.	900,828	45,050,408
Brown-Forman Corp., Class B	295,869	21,204,931
Campbell Soup Co.	327,651	15,763,290
Conagra Brands, Inc.	793,758	27,464,027
Constellation Brands, Inc., Class A	274,447	57,889,106
General Mills, Inc.	992,595	57,669,769
Hormel Foods Corp.	456,918	21,411,177
Kellogg Co.	413,716	24,384,421
Lamb Weston Holdings, Inc.	235,752	17,610,674
McCormick & Co., Inc. - Non Voting Shares	402,946	36,079,785
Molson Coors Beverage Co., Class B	306,717	15,384,925
Mondelez International, Inc., Class A	2,318,085	128,514,632
Monster Beverage Corp. *	597,726	51,900,549
PepsiCo, Inc.	2,240,344	305,963,780
Philip Morris International, Inc.	2,524,032	201,039,149
The Coca-Cola Co.	6,270,187	301,909,504
The Hershey Co.	239,220	34,792,157
The JM Smucker Co.	183,619	21,375,088
The Kraft Heinz Co.	1,050,664	35,207,751
Tyson Foods, Inc., Class A	477,580	30,713,170
		1,575,073,289

Health Care Equipment & Services 6.5%
Abbott Laboratories	2,872,960	355,069,126
ABIOMED, Inc. *	73,493	25,593,937
Align Technology, Inc. *	116,496	61,204,668
AmerisourceBergen Corp.	238,364	24,837,529
Anthem, Inc.	403,216	119,747,088
Baxter International, Inc.	828,639	63,664,334
Becton, Dickinson & Co.	470,161	123,083,448
Boston Scientific Corp. *	2,321,400	82,270,416
Cardinal Health, Inc.	477,128	25,636,087
Centene Corp. *	937,679	56,542,044
Cerner Corp.	496,871	39,804,336
Cigna Corp.	585,726	127,131,828
CVS Health Corp.	2,122,292	152,062,222
Danaher Corp.	1,024,806	243,739,859
DaVita, Inc. *	119,026	13,970,082
DENTSPLY SIRONA, Inc.	352,039	18,830,566

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DexCom, Inc. *	155,327	58,224,326
Edwards Lifesciences Corp. *	1,010,214	83,423,472
HCA Healthcare, Inc.	428,198	69,573,611
Henry Schein, Inc. *	229,935	15,141,220
Hologic, Inc. *	417,272	33,269,097
Humana, Inc.	214,584	82,209,276
IDEXX Laboratories, Inc. *	138,394	66,246,440
Intuitive Surgical, Inc. *	190,538	142,453,830
Laboratory Corp. of America Holdings *	158,029	36,174,418
McKesson Corp.	259,957	45,354,698
Medtronic plc	2,182,045	242,927,070
Quest Diagnostics, Inc.	219,100	28,296,765
ResMed, Inc.	234,518	47,271,793
STERIS plc	138,524	25,919,226
Stryker Corp.	529,986	117,132,206
Teleflex, Inc.	75,681	28,579,416
The Cooper Cos., Inc.	79,691	29,010,712
UnitedHealth Group, Inc.	1,538,133	513,090,406
Universal Health Services, Inc., Class B	124,851	15,566,423
Varian Medical Systems, Inc. *	148,216	26,022,283
West Pharmaceutical Services, Inc.	119,837	35,889,983
Zimmer Biomet Holdings, Inc.	335,452	51,548,909
		3,326,513,150

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	402,854	34,012,963
Colgate-Palmolive Co.	1,390,003	108,420,234
Kimberly-Clark Corp.	551,679	72,876,796
The Clorox Co.	204,171	42,765,658
The Estee Lauder Cos., Inc., Class A	367,179	86,892,910
The Procter & Gamble Co.	4,019,338	515,319,325
		860,287,886

Insurance 1.8%
Aflac, Inc.	1,057,755	47,789,371
American International Group, Inc.	1,394,167	52,197,612
Aon plc, Class A	370,684	75,285,920
Arthur J. Gallagher & Co.	311,560	35,957,140
Assurant, Inc.	96,915	13,129,075
Chubb Ltd.	731,816	106,603,637
Cincinnati Financial Corp.	242,364	20,380,389
Everest Re Group Ltd.	65,293	13,782,046
Globe Life, Inc.	154,961	14,006,925
Lincoln National Corp.	294,627	13,402,582
Loews Corp.	381,721	17,288,144
Marsh & McLennan Cos., Inc.	822,146	90,362,067
MetLife, Inc.	1,237,337	59,577,777
Principal Financial Group, Inc.	416,383	20,515,190
Prudential Financial, Inc.	641,057	50,181,942
The Allstate Corp.	491,855	52,717,019
The Hartford Financial Services Group, Inc.	582,261	27,960,173
The Progressive Corp.	949,196	82,760,399
The Travelers Cos., Inc.	411,510	56,088,813
Unum Group	323,878	7,523,686
W.R. Berkley Corp.	227,713	14,150,086
Willis Towers Watson plc	208,756	42,364,943
		914,024,936

Materials 2.6%
Air Products & Chemicals, Inc.	358,284	95,575,840
Albemarle Corp.	172,968	28,134,975
Amcor plc	2,548,313	27,878,544
Avery Dennison Corp.	134,296	20,261,238
Ball Corp.	529,455	46,602,629
Celanese Corp.	188,313	23,002,433
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	344,678	14,262,776
Corteva, Inc.	1,206,171	48,077,976
Dow, Inc.	1,203,912	62,483,033
DuPont de Nemours, Inc.	1,189,851	94,533,662
Eastman Chemical Co.	218,228	21,462,724
Ecolab, Inc.	402,560	82,327,546
FMC Corp.	211,350	22,887,091
Freeport-McMoRan, Inc. *	2,357,937	63,452,085
International Flavors & Fragrances, Inc. (b)	173,546	19,503,099
International Paper Co.	638,053	32,100,446
Linde plc	850,733	208,769,878
LyondellBasell Industries N.V., Class A	417,091	35,769,724
Martin Marietta Materials, Inc.	101,001	29,028,697
Newmont Corp.	1,302,789	77,646,224
Nucor Corp.	491,285	23,940,318
Packaging Corp. of America	154,445	20,766,675
PPG Industries, Inc.	382,158	51,480,504
Sealed Air Corp.	250,203	10,576,081
The Mosaic Co.	562,111	14,592,402
The Sherwin-Williams Co.	132,494	91,659,349
Vulcan Materials Co.	215,168	32,090,156
WestRock Co.	424,422	17,583,803
		1,316,449,908

Media & Entertainment 9.0%
Activision Blizzard, Inc.	1,252,437	113,971,767
Alphabet, Inc., Class A *	487,342	890,549,277
Alphabet, Inc., Class C *	470,547	863,801,950
Charter Communications, Inc., Class A *	236,534	143,708,597
Comcast Corp., Class A	7,401,786	366,906,532
Discovery, Inc., Class A *	259,079	10,731,052
Discovery, Inc., Class C *	478,956	16,777,829
DISH Network Corp., Class A *	400,137	11,611,976
Electronic Arts, Inc.	470,629	67,394,073
Facebook, Inc., Class A *	3,896,786	1,006,656,727
Fox Corp., Class A	549,242	17,125,365
Fox Corp., Class B	248,332	7,422,643
Live Nation Entertainment, Inc. *	230,721	15,331,410
Netflix, Inc. *	716,164	381,278,552
News Corp., Class A	634,330	12,306,002
News Corp., Class B	197,400	3,726,912
Omnicom Group, Inc.	350,139	21,841,671
Take-Two Interactive Software, Inc. *	186,408	37,365,484
The Interpublic Group of Cos., Inc.	628,037	15,116,851
The Walt Disney Co. *	2,934,890	493,560,451
Twitter, Inc. *	1,290,294	65,198,556
ViacomCBS, Inc., Class B	916,604	44,455,294
		4,606,838,971

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	2,861,837	293,281,056
Agilent Technologies, Inc.	496,921	59,714,997
Alexion Pharmaceuticals, Inc. *	353,972	54,274,527
Amgen, Inc.	943,667	227,829,524
Bio-Rad Laboratories, Inc., Class A *	35,047	20,108,917
Biogen, Inc. *	249,779	70,590,043
Bristol-Myers Squibb Co.	3,663,366	225,040,573
Catalent, Inc. *	265,969	30,599,733
Eli Lilly & Co.	1,287,053	267,668,412
Gilead Sciences, Inc.	2,031,912	133,293,427
Illumina, Inc. *	236,629	100,908,071
Incyte Corp. *	302,548	27,153,683
IQVIA Holdings, Inc. *	310,162	55,146,804
Johnson & Johnson	4,267,440	696,147,487
Merck & Co., Inc.	4,101,314	316,088,270
Mettler-Toledo International, Inc. *	38,525	45,001,053

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	182,054	26,774,682
Perrigo Co., plc	221,431	9,455,104
Pfizer, Inc.	9,010,634	323,481,761
Regeneron Pharmaceuticals, Inc. *	169,951	85,628,112
Thermo Fisher Scientific, Inc.	642,336	327,398,659
Vertex Pharmaceuticals, Inc. *	421,381	96,529,959
Viatris, Inc. *	1,955,811	33,229,229
Waters Corp. *	100,879	26,699,645
Zoetis, Inc.	770,390	118,832,657
		3,670,876,385

Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	200,927	33,576,911
American Tower Corp.	719,949	163,687,605
AvalonBay Communities, Inc.	226,460	37,064,708
Boston Properties, Inc.	230,207	21,010,993
CBRE Group, Inc., Class A *	544,332	33,193,365
Crown Castle International Corp.	698,918	111,309,681
Digital Realty Trust, Inc.	454,728	65,458,096
Duke Realty Corp.	605,373	23,948,556
Equinix, Inc.	144,364	106,823,585
Equity Residential	555,717	34,254,396
Essex Property Trust, Inc.	105,827	25,357,207
Extra Space Storage, Inc.	209,138	23,797,813
Federal Realty Investment Trust	111,857	9,794,199
Healthpeak Properties, Inc.	875,808	25,967,707
Host Hotels & Resorts, Inc.	1,135,947	15,392,082
Iron Mountain, Inc.	469,537	15,809,311
Kimco Realty Corp.	705,809	11,652,907
Mid-America Apartment Communities, Inc.	186,139	24,709,952
Prologis, Inc.	1,197,891	123,622,351
Public Storage	246,021	55,999,300
Realty Income Corp.	569,533	33,636,619
Regency Centers Corp.	256,222	12,088,554
SBA Communications Corp.	179,806	48,308,478
Simon Property Group, Inc.	531,634	49,404,748
SL Green Realty Corp.	119,073	8,035,046
UDR, Inc.	474,320	18,237,604
Ventas, Inc.	606,516	27,942,192
Vornado Realty Trust	253,033	10,060,592
Welltower, Inc.	676,069	40,969,781
Weyerhaeuser Co.	1,209,572	37,726,551
		1,248,840,890

Retailing 7.7%
Advance Auto Parts, Inc.	109,312	16,302,792
Amazon.com, Inc. *	691,344	2,216,587,133
AutoZone, Inc. *	37,538	41,981,373
Best Buy Co., Inc.	373,551	40,649,820
Booking Holdings, Inc. *	66,395	129,093,790
CarMax, Inc. *	266,103	31,341,611
Dollar General Corp.	397,111	77,281,772
Dollar Tree, Inc. *	381,061	38,738,661
eBay, Inc.	1,059,274	59,859,574
Etsy, Inc. *	204,350	40,684,041
Expedia Group, Inc.	220,949	27,419,771
Genuine Parts Co.	233,966	21,964,728
L Brands, Inc.	376,172	15,332,771
LKQ Corp. *	455,073	15,968,512
Lowe’s Cos., Inc.	1,187,770	198,179,424
O'Reilly Automotive, Inc. *	117,218	49,872,742
Pool Corp.	64,925	22,995,137
Ross Stores, Inc.	577,702	64,292,456
Target Corp.	811,664	147,049,167
The Gap, Inc. *	333,890	6,761,273
The Home Depot, Inc.	1,745,182	472,630,189
Security	Number of Shares	Value ($)
The TJX Cos., Inc.	1,946,181	124,633,431
Tractor Supply Co.	189,172	26,813,239
Ulta Beauty, Inc. *	91,621	25,631,891
		3,912,065,298

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	1,949,506	166,955,694
Analog Devices, Inc.	598,953	88,243,745
Applied Materials, Inc.	1,480,454	143,130,293
Broadcom, Inc.	655,689	295,387,894
Enphase Energy, Inc. *	205,297	37,435,908
Intel Corp.	6,643,186	368,763,255
KLA Corp.	250,537	70,167,898
Lam Research Corp.	233,431	112,968,932
Maxim Integrated Products, Inc.	433,153	37,991,850
Microchip Technology, Inc.	421,060	57,310,477
Micron Technology, Inc. *	1,804,570	141,243,694
NVIDIA Corp.	1,003,383	521,347,773
Qorvo, Inc. *	185,172	31,642,191
QUALCOMM, Inc.	1,833,357	286,517,032
Skyworks Solutions, Inc.	269,085	45,542,636
Teradyne, Inc.	269,461	30,578,434
Texas Instruments, Inc.	1,488,120	246,566,603
Xilinx, Inc.	396,415	51,759,907
		2,733,554,216

Software & Services 13.8%
Accenture plc, Class A	1,026,987	248,448,695
Adobe, Inc. *	777,531	356,707,897
Akamai Technologies, Inc. *	264,385	29,354,667
ANSYS, Inc. *	138,951	49,240,066
Autodesk, Inc. *	356,358	98,864,400
Automatic Data Processing, Inc.	695,092	114,773,591
Broadridge Financial Solutions, Inc.	187,876	26,548,758
Cadence Design Systems, Inc. *	452,893	59,052,718
Citrix Systems, Inc.	200,114	26,677,197
Cognizant Technology Solutions Corp., Class A	867,472	67,619,442
DXC Technology Co.	408,837	11,529,203
Fidelity National Information Services, Inc.	1,005,951	124,194,711
Fiserv, Inc. *	932,162	95,723,716
FleetCor Technologies, Inc. *	135,242	32,829,996
Fortinet, Inc. *	217,833	31,531,327
Gartner, Inc. *	145,407	22,088,777
Global Payments, Inc.	485,231	85,652,976
International Business Machines Corp.	1,444,636	172,070,594
Intuit, Inc.	425,816	153,817,514
Jack Henry & Associates, Inc.	122,844	17,786,583
Leidos Holdings, Inc.	217,791	23,098,913
Mastercard, Inc., Class A	1,426,094	451,059,271
Microsoft Corp.	12,255,458	2,842,776,038
NortonLifeLock, Inc.	957,871	20,182,342
Oracle Corp.	3,074,649	185,801,039
Paychex, Inc.	517,897	45,222,766
Paycom Software, Inc. *	79,535	30,202,621
PayPal Holdings, Inc. *	1,899,256	445,014,673
salesforce.com, Inc. *	1,483,143	334,537,735
ServiceNow, Inc. *	316,189	171,741,217
Synopsys, Inc. *	247,766	63,291,825
The Western Union Co.	662,034	14,743,497
Tyler Technologies, Inc. *	65,498	27,691,899
VeriSign, Inc. *	162,973	31,628,170
Visa, Inc., Class A	2,748,761	531,198,063
		7,042,702,897

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.5%
Amphenol Corp., Class A	485,570	60,637,982
Apple, Inc.	25,906,286	3,418,593,500
Arista Networks, Inc. *	88,521	27,225,519
CDW Corp.	232,076	30,555,126
Cisco Systems, Inc.	6,850,547	305,397,385
Corning, Inc.	1,237,050	44,372,983
F5 Networks, Inc. *	99,892	19,573,837
FLIR Systems, Inc.	212,754	11,073,846
Hewlett Packard Enterprise Co.	2,092,367	25,819,809
HP, Inc.	2,221,503	54,071,383
IPG Photonics Corp. *	57,655	12,881,857
Juniper Networks, Inc.	529,781	12,937,252
Keysight Technologies, Inc. *	300,132	42,495,690
Motorola Solutions, Inc.	274,399	45,975,552
NetApp, Inc.	360,979	23,983,445
Seagate Technology plc	363,584	24,040,174
TE Connectivity Ltd.	536,624	64,609,530
Trimble, Inc. *	404,024	26,629,222
Vontier Corp. *	272,247	8,828,970
Western Digital Corp.	494,799	27,921,508
Xerox Holdings Corp.	268,247	5,641,234
Zebra Technologies Corp., Class A *	86,475	33,537,599
		4,326,803,403

Telecommunication Services 1.6%
AT&T, Inc.	11,553,113	330,765,625
Lumen Technologies, Inc.	1,590,119	19,685,673
T-Mobile US, Inc. *	945,628	119,224,778
Verizon Communications, Inc.	6,707,930	367,259,168
		836,935,244

Transportation 1.8%
Alaska Air Group, Inc.	201,431	9,835,876
American Airlines Group, Inc.	983,445	16,885,751
C.H. Robinson Worldwide, Inc.	220,578	18,872,654
CSX Corp.	1,239,412	106,285,776
Delta Air Lines, Inc.	1,036,947	39,362,508
Expeditors International of Washington, Inc.	274,498	24,573,061
FedEx Corp.	391,613	92,162,203
JB Hunt Transport Services, Inc.	135,173	18,202,396
Kansas City Southern	151,981	30,801,989
Norfolk Southern Corp.	411,670	97,409,355
Old Dominion Freight Line, Inc.	156,188	30,300,472
Southwest Airlines Co.	955,635	41,990,602
Union Pacific Corp.	1,092,296	215,695,691
United Airlines Holdings, Inc. *	471,219	18,844,048
United Parcel Service, Inc., Class B	1,159,386	179,704,830
		940,927,212

Utilities 2.8%
Alliant Energy Corp.	401,944	19,554,576
Ameren Corp.	401,684	29,210,460
American Electric Power Co., Inc.	805,735	65,192,019
American Water Works Co., Inc.	293,552	46,680,639
Atmos Energy Corp.	202,836	18,052,404
CenterPoint Energy, Inc.	877,623	18,509,069
CMS Energy Corp.	464,573	26,424,912
Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	555,151	39,293,588
Dominion Energy, Inc.	1,322,872	96,424,140
DTE Energy Co.	313,074	37,168,145
Duke Energy Corp.	1,193,282	112,168,508
Edison International	613,882	35,703,377
Entergy Corp.	325,133	30,994,929
Evergy, Inc.	367,505	19,746,044
Eversource Energy	554,851	48,549,463
Exelon Corp.	1,583,029	65,790,685
FirstEnergy Corp.	881,615	27,118,477
NextEra Energy, Inc.	3,175,601	256,810,853
NiSource, Inc.	617,320	13,673,638
NRG Energy, Inc.	398,710	16,510,581
Pinnacle West Capital Corp.	181,301	13,642,900
PPL Corp.	1,247,431	34,516,416
Public Service Enterprise Group, Inc.	819,111	46,222,434
Sempra Energy	468,683	58,004,208
The AES Corp.	1,081,607	26,380,395
The Southern Co.	1,712,375	100,893,135
WEC Energy Group, Inc.	510,745	45,405,231
Xcel Energy, Inc.	849,781	54,377,486
		1,403,018,712
Total Common Stock
(Cost $21,535,490,045)		50,809,551,847

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	19,100,815	19,100,815
Total Other Investment Company
(Cost $19,100,815)		19,100,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.01%, 02/01/21 (d)	174,542,848	174,542,848
Total Short-Term Investment
(Cost $174,542,848)		174,542,848

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	1,170	216,754,200	(4,901,443)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $18,271,864.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Dividends Received
The Charles Schwab Corp.	$98,294,462	$1,470,020	($571,780)	($35,845)	$25,004,652	$124,161,509	2,409,032	$430,382

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$50,809,551,847	$—	$—	$50,809,551,847
Other Investment Company[1]	19,100,815	—	—	19,100,815
Short-Term Investment[1]	—	174,542,848	—	174,542,848
Liabilities
Futures Contracts[2]	(4,901,443)	—	—	(4,901,443)
Total	$50,823,751,219	$174,542,848	$—	$50,998,294,067
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 2.2%
Aptiv plc	86,781	11,593,942
Autoliv, Inc.	25,401	2,253,323
BorgWarner, Inc.	79,016	3,317,882
Ford Motor Co. *	1,255,749	13,223,037
General Motors Co.	404,940	20,522,359
Gentex Corp.	79,087	2,613,825
Harley-Davidson, Inc.	49,477	1,983,533
Lear Corp.	17,507	2,639,355
Tesla, Inc. *	243,853	193,504,671
Thor Industries, Inc.	17,852	2,160,271
		253,812,198

Banks 3.8%
Bank of America Corp.	2,448,334	72,593,103
Bank of Hawaii Corp.	12,588	984,256
Bank OZK	39,161	1,455,223
BOK Financial Corp.	10,132	748,350
CIT Group, Inc.	30,989	1,143,494
Citigroup, Inc.	669,531	38,826,103
Citizens Financial Group, Inc.	137,346	5,004,888
Comerica, Inc.	44,881	2,567,193
Commerce Bancshares, Inc.	34,044	2,275,841
Community Bank System, Inc.	17,025	1,104,071
Cullen/Frost Bankers, Inc.	17,758	1,637,998
East West Bancorp, Inc.	45,561	2,730,926
Essent Group Ltd.	35,671	1,492,118
F.N.B. Corp.	104,231	1,027,718
Fifth Third Bancorp	229,134	6,628,847
First Citizens BancShares, Inc., Class A	2,309	1,376,141
First Financial Bankshares, Inc.	46,008	1,742,783
First Hawaiian, Inc.	40,838	949,484
First Horizon Corp.	176,241	2,447,987
First Republic Bank	55,987	8,117,555
Glacier Bancorp, Inc.	30,409	1,418,580
Hancock Whitney Corp.	28,359	968,176
Huntington Bancshares, Inc.	327,249	4,327,868
JPMorgan Chase & Co.	980,302	126,135,458
KeyCorp	314,066	5,295,153
M&T Bank Corp.	41,279	5,468,229
MGIC Investment Corp.	109,458	1,282,848
New York Community Bancorp, Inc.	146,117	1,528,384
PacWest Bancorp	38,074	1,149,454
People’s United Financial, Inc.	137,833	1,882,799
Pinnacle Financial Partners, Inc.	24,312	1,666,101
Popular, Inc.	26,787	1,520,162
Prosperity Bancshares, Inc.	29,890	2,015,782
Radian Group, Inc.	62,165	1,193,568
Regions Financial Corp.	308,829	5,253,181
Signature Bank	17,333	2,863,238
Sterling Bancorp	62,731	1,158,014
SVB Financial Group *	16,664	7,295,166
Security	Number of Shares	Value ($)
Synovus Financial Corp.	47,464	1,765,661
TCF Financial Corp.	48,422	1,881,679
TFS Financial Corp.	16,400	289,788
The PNC Financial Services Group, Inc.	136,299	19,561,632
Truist Financial Corp.	433,644	20,806,239
U.S. Bancorp	441,030	18,898,136
Umpqua Holdings Corp.	71,963	1,044,183
United Bankshares, Inc.	41,048	1,299,580
Valley National Bancorp	128,972	1,316,804
Webster Financial Corp.	29,474	1,377,910
Wells Fargo & Co.	1,329,619	39,729,016
Western Alliance Bancorp	32,116	2,189,669
Wintrust Financial Corp.	18,634	1,121,580
Zions Bancorp NA	52,767	2,329,135
		440,887,252

Capital Goods 5.7%
3M Co.	185,498	32,584,579
A.O. Smith Corp.	43,678	2,371,715
Acuity Brands, Inc.	11,612	1,396,227
AECOM *	48,792	2,444,479
Aerojet Rocketdyne Holdings, Inc. *	23,395	1,217,476
AGCO Corp.	19,730	2,188,057
Air Lease Corp.	34,403	1,363,391
Allegion plc	29,818	3,190,824
Allison Transmission Holdings, Inc.	36,605	1,489,823
AMETEK, Inc.	74,026	8,384,185
Armstrong World Industries, Inc.	15,294	1,196,144
Axon Enterprise, Inc. *	20,430	3,353,789
BWX Technologies, Inc.	30,781	1,659,712
Carlisle Cos., Inc.	17,220	2,495,695
Carrier Global Corp.	261,914	10,083,689
Caterpillar, Inc.	174,697	31,941,599
Colfax Corp. *	31,998	1,187,766
Crane Co.	15,943	1,206,566
Cummins, Inc.	47,580	11,153,704
Curtiss-Wright Corp.	13,388	1,389,541
Deere & Co.	100,759	29,099,199
Donaldson Co., Inc.	40,550	2,410,292
Dover Corp.	46,304	5,393,953
Eaton Corp. plc	128,214	15,090,788
EMCOR Group, Inc.	17,522	1,547,193
Emerson Electric Co.	192,374	15,264,877
Fastenal Co.	184,495	8,411,127
Flowserve Corp.	42,570	1,513,789
Fortive Corp.	108,409	7,163,667
Fortune Brands Home & Security, Inc.	44,606	3,847,267
Gates Industrial Corp. plc *	14,417	203,568
Generac Holdings, Inc. *	20,200	4,977,684
General Dynamics Corp.	74,753	10,964,770
General Electric Co.	2,816,865	30,084,118
Graco, Inc.	53,940	3,718,624
HEICO Corp.	13,749	1,618,807
HEICO Corp., Class A	23,421	2,489,886
Hexcel Corp.	26,521	1,157,907

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Honeywell International, Inc.	225,638	44,082,896
Howmet Aerospace, Inc.	125,407	3,082,504
Hubbell, Inc.	17,437	2,713,197
Huntington Ingalls Industries, Inc.	13,137	2,066,844
IDEX Corp.	24,336	4,531,120
Illinois Tool Works, Inc.	92,615	17,986,759
Ingersoll Rand, Inc. *	119,513	5,000,424
ITT, Inc.	27,742	2,072,605
Jacobs Engineering Group, Inc.	41,691	4,209,123
Johnson Controls International plc	232,700	11,593,114
L3Harris Technologies, Inc.	67,553	11,586,015
Lennox International, Inc.	11,179	3,079,703
Lincoln Electric Holdings, Inc.	19,086	2,185,347
Lockheed Martin Corp.	79,164	25,476,558
Masco Corp.	84,085	4,566,656
MasTec, Inc. *	17,744	1,368,950
Mercury Systems, Inc. *	18,032	1,281,354
Nordson Corp.	17,418	3,117,648
Northrop Grumman Corp.	49,860	14,290,375
nVent Electric plc	54,127	1,211,362
Oshkosh Corp.	21,835	1,999,868
Otis Worldwide Corp.	130,926	8,464,366
Owens Corning	34,749	2,696,522
PACCAR, Inc.	111,403	10,162,182
Parker-Hannifin Corp.	41,406	10,956,442
Parsons Corp. *	7,374	262,957
Pentair plc	53,834	2,931,800
Quanta Services, Inc.	44,621	3,144,442
Raytheon Technologies Corp.	488,365	32,588,596
RBC Bearings, Inc. *	8,147	1,363,237
Rexnord Corp.	38,335	1,451,363
Rockwell Automation, Inc.	37,362	9,285,578
Roper Technologies, Inc.	33,725	13,250,890
Sensata Technologies Holding plc *	50,593	2,757,318
SiteOne Landscape Supply, Inc. *	14,385	2,268,227
Snap-on, Inc.	17,407	3,133,086
Spirit AeroSystems Holdings, Inc., Class A	34,044	1,153,070
Stanley Black & Decker, Inc.	51,512	8,936,817
Teledyne Technologies, Inc. *	11,852	4,231,282
Textron, Inc.	73,592	3,330,774
The Boeing Co.	170,633	33,135,222
The Middleby Corp. *	18,025	2,446,353
The Timken Co.	21,808	1,649,993
The Toro Co.	34,652	3,265,951
Trane Technologies plc	77,188	11,064,900
TransDigm Group, Inc. *	17,504	9,684,613
Trex Co., Inc. *	37,189	3,412,835
United Rentals, Inc. *	23,175	5,631,757
Univar Solutions, Inc. *	53,810	1,000,328
W.W. Grainger, Inc.	14,477	5,275,274
Watsco, Inc.	10,650	2,539,918
Westinghouse Air Brake Technologies Corp.	57,580	4,273,012
Woodward, Inc.	18,751	2,099,174
Xylem, Inc.	57,940	5,596,425
		648,203,603

Commercial & Professional Services 0.9%
ADT, Inc.	48,281	435,977
ASGN, Inc. *	17,157	1,422,487
Cintas Corp.	28,249	8,986,572
Clean Harbors, Inc. *	16,575	1,283,900
Copart, Inc. *	66,774	7,328,446
CoStar Group, Inc. *	12,675	11,403,824
Equifax, Inc.	39,117	6,928,012
FTI Consulting, Inc. *	11,644	1,280,491
IAA, Inc. *	43,266	2,472,219
Security	Number of Shares	Value ($)
IHS Markit Ltd.	119,828	10,434,622
ManpowerGroup, Inc.	18,686	1,652,590
MSA Safety, Inc.	11,664	1,820,984
Nielsen Holdings plc	115,271	2,574,001
Republic Services, Inc.	67,587	6,117,975
Robert Half International, Inc.	36,215	2,444,513
Rollins, Inc.	71,614	2,579,536
Stericycle, Inc. *	29,291	1,917,975
Tetra Tech, Inc.	17,306	2,103,890
The Brink’s Co.	16,106	1,097,302
TransUnion	61,174	5,324,585
TriNet Group, Inc. *	12,768	946,236
Verisk Analytics, Inc.	52,288	9,594,848
Waste Management, Inc.	125,002	13,915,223
		104,066,208

Consumer Durables & Apparel 1.3%
Brunswick Corp.	25,483	2,203,260
Capri Holdings Ltd. *	48,529	2,021,718
Carter’s, Inc.	13,909	1,224,548
Columbia Sportswear Co.	9,701	848,449
D.R. Horton, Inc.	106,584	8,185,651
Deckers Outdoor Corp. *	9,024	2,634,828
Garmin Ltd.	47,967	5,509,490
Hanesbrands, Inc.	113,682	1,738,198
Hasbro, Inc.	40,915	3,838,645
Helen of Troy Ltd. *	8,198	2,002,362
Leggett & Platt, Inc.	42,987	1,762,467
Lennar Corp., Class A	88,420	7,352,123
Lululemon Athletica, Inc. *	38,134	12,533,883
Mattel, Inc. *	112,045	2,030,255
Mohawk Industries, Inc. *	19,225	2,760,710
Newell Brands, Inc.	122,392	2,939,856
NIKE, Inc., Class B	403,535	53,908,241
NVR, Inc. *	1,123	4,993,397
Polaris, Inc.	18,621	2,172,512
PulteGroup, Inc.	86,483	3,762,011
PVH Corp.	22,544	1,922,101
Ralph Lauren Corp.	15,438	1,560,010
Skechers U.S.A., Inc., Class A *	44,193	1,523,775
Tapestry, Inc.	89,533	2,831,033
Tempur Sealy International, Inc. *	61,000	1,610,400
Toll Brothers, Inc.	36,393	1,859,682
Under Armour, Inc., Class A *	59,687	1,044,523
Under Armour, Inc., Class C *	61,564	921,613
VF Corp.	102,879	7,908,309
Whirlpool Corp.	20,103	3,720,864
		149,324,914

Consumer Services 1.7%
Aramark	81,574	2,797,172
Bright Horizons Family Solutions, Inc. *	19,536	2,968,886
Caesars Entertainment, Inc. *	66,974	4,714,300
Carnival Corp.	239,112	4,464,221
Chegg, Inc. *	41,422	3,945,860
Chipotle Mexican Grill, Inc. *	8,999	13,318,520
Choice Hotels International, Inc.	9,153	921,158
Churchill Downs, Inc.	11,345	2,126,620
Cracker Barrel Old Country Store, Inc.	7,658	1,036,204
Darden Restaurants, Inc.	41,864	4,893,483
Domino’s Pizza, Inc.	12,670	4,697,529
frontdoor, Inc. *	27,165	1,495,161
Grand Canyon Education, Inc. *	14,861	1,262,293
H&R Block, Inc.	57,528	991,207
Hilton Worldwide Holdings, Inc.	89,256	9,049,666
Las Vegas Sands Corp.	105,688	5,082,536
Marriott International, Inc., Class A	85,544	9,949,623

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marriott Vacations Worldwide Corp.	13,042	1,601,036
McDonald’s Corp.	239,633	49,805,323
MGM Resorts International	131,855	3,765,779
Norwegian Cruise Line Holdings Ltd. *	102,372	2,318,726
Planet Fitness, Inc., Class A *	26,376	1,899,072
Royal Caribbean Cruises Ltd.	59,865	3,891,225
Service Corp. International	56,030	2,825,593
Starbucks Corp.	377,481	36,543,936
Terminix Global Holdings, Inc. *	42,554	2,028,975
Texas Roadhouse, Inc.	21,107	1,608,564
The Wendy’s Co.	57,183	1,166,533
Vail Resorts, Inc.	12,927	3,438,065
Wyndham Destinations, Inc.	27,429	1,213,459
Wyndham Hotels & Resorts, Inc.	29,566	1,719,854
Wynn Resorts Ltd.	31,230	3,108,322
Yum! Brands, Inc.	97,034	9,847,981
		200,496,882

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	14,555	1,603,815
AGNC Investment Corp.	175,488	2,737,613
Ally Financial, Inc.	120,353	4,554,158
American Express Co.	209,750	24,385,535
Ameriprise Financial, Inc.	37,955	7,510,156
Annaly Capital Management, Inc.	449,237	3,647,804
Berkshire Hathaway, Inc., Class B *	625,854	142,613,351
BlackRock, Inc.	45,618	31,990,079
Blackstone Mortgage Trust, Inc., Class A	47,122	1,256,273
Capital One Financial Corp.	147,059	15,332,371
Cboe Global Markets, Inc.	34,749	3,187,526
Chimera Investment Corp.	74,130	748,713
CME Group, Inc.	115,454	20,982,610
Credit Acceptance Corp. *	3,868	1,492,158
Discover Financial Services	98,528	8,231,029
Eaton Vance Corp.	36,831	2,472,833
Equitable Holdings, Inc.	128,670	3,188,443
FactSet Research Systems, Inc.	12,237	3,699,735
Franklin Resources, Inc.	87,631	2,303,819
Interactive Brokers Group, Inc., Class A	26,040	1,593,388
Intercontinental Exchange, Inc.	180,528	19,921,265
Invesco Ltd.	119,698	2,464,582
Janus Henderson Group plc	47,705	1,467,406
Jefferies Financial Group, Inc.	65,352	1,525,969
Lazard Ltd., Class A	36,692	1,511,710
LendingTree, Inc. *	3,445	1,121,416
LPL Financial Holdings, Inc.	25,497	2,762,345
MarketAxess Holdings, Inc.	12,207	6,601,057
Moody’s Corp.	51,937	13,828,746
Morgan Stanley	459,654	30,819,801
Morningstar, Inc.	6,820	1,567,850
MSCI, Inc.	26,660	10,538,698
Nasdaq, Inc.	36,938	4,996,603
New Residential Investment Corp.	135,204	1,269,566
Northern Trust Corp.	66,984	5,974,303
OneMain Holdings, Inc.	24,349	1,133,689
PROG Holdings, Inc.	22,204	1,047,585
Raymond James Financial, Inc.	39,272	3,924,451
S&P Global, Inc.	77,366	24,525,022
Santander Consumer USA Holdings, Inc.	23,104	510,598
SEI Investments Co.	38,704	2,045,506
Starwood Property Trust, Inc.	91,257	1,711,981
State Street Corp.	113,485	7,943,950
Stifel Financial Corp.	33,125	1,716,537
Synchrony Financial	174,500	5,871,925
T. Rowe Price Group, Inc.	72,827	11,395,969
The Bank of New York Mellon Corp.	262,266	10,446,055
The Blackstone Group, Inc., Class A	216,814	14,567,733
The Charles Schwab Corp. (a)	478,211	24,646,995
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	110,657	30,006,859
Two Harbors Investment Corp.	90,007	546,342
Voya Financial, Inc.	40,707	2,257,610
		534,201,533

Energy 2.2%
Apache Corp.	123,145	1,758,511
Baker Hughes Co.	220,338	4,426,590
Cabot Oil & Gas Corp.	126,555	2,319,753
Cheniere Energy, Inc. *	73,853	4,677,110
Chevron Corp.	619,092	52,746,638
Cimarex Energy Co.	32,384	1,365,957
ConocoPhillips	436,070	17,455,882
Continental Resources, Inc.	19,852	390,886
CVR Energy, Inc.	8,884	151,916
Devon Energy Corp.	190,542	3,136,321
Diamondback Energy, Inc.	50,888	2,884,841
EOG Resources, Inc.	187,655	9,562,899
Exxon Mobil Corp.	1,359,827	60,974,643
Halliburton Co.	284,031	5,007,467
Helmerich & Payne, Inc.	35,404	859,609
Hess Corp.	87,920	4,745,922
HollyFrontier Corp.	47,416	1,349,459
Kinder Morgan, Inc.	626,282	8,818,051
Marathon Oil Corp.	253,489	1,835,260
Marathon Petroleum Corp.	209,241	9,030,842
Murphy Oil Corp.	45,849	567,152
NOV, Inc.	123,569	1,529,784
Occidental Petroleum Corp.	269,482	5,405,809
ONEOK, Inc.	142,936	5,693,141
PBF Energy, Inc., Class A	33,772	286,049
Phillips 66	140,501	9,525,968
Pioneer Natural Resources Co.	64,955	7,853,059
Schlumberger N.V.	447,536	9,939,775
Targa Resources Corp.	73,044	1,999,214
TechnipFMC plc	137,091	1,465,503
The Williams Cos., Inc.	390,318	8,286,451
Transocean Ltd. *	189,158	635,571
Valero Energy Corp.	131,147	7,400,625
		254,086,658

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	11,950	2,240,386
Costco Wholesale Corp.	141,874	50,000,654
Performance Food Group Co. *	43,452	2,037,030
Sysco Corp.	163,765	11,710,835
The Kroger Co.	248,960	8,589,120
U.S. Foods Holding Corp. *	71,150	2,204,938
Walgreens Boots Alliance, Inc.	231,112	11,613,378
Walmart, Inc.	445,822	62,633,533
		151,029,874

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	597,633	24,550,764
Archer-Daniels-Midland Co.	178,820	8,942,788
Beyond Meat, Inc. *	16,067	2,861,211
Brown-Forman Corp., Class B	58,705	4,207,387
Bunge Ltd.	44,858	2,935,508
Campbell Soup Co.	65,474	3,149,954
Conagra Brands, Inc.	157,029	5,433,203
Constellation Brands, Inc., Class A	54,502	11,496,107
Darling Ingredients, Inc. *	52,461	3,253,107
Flowers Foods, Inc.	64,187	1,473,734
General Mills, Inc.	196,525	11,418,102
Hormel Foods Corp.	90,228	4,228,084
Ingredion, Inc.	21,810	1,646,001

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kellogg Co.	81,722	4,816,695
Keurig Dr Pepper, Inc.	185,592	5,901,826
Lamb Weston Holdings, Inc.	47,014	3,511,946
Lancaster Colony Corp.	6,287	1,097,584
McCormick & Co., Inc. - Non Voting Shares	79,936	7,157,469
Molson Coors Beverage Co., Class B	60,453	3,032,322
Mondelez International, Inc., Class A	459,733	25,487,598
Monster Beverage Corp. *	118,799	10,315,317
PepsiCo, Inc.	444,424	60,694,986
Philip Morris International, Inc.	500,783	39,887,366
Pilgrim’s Pride Corp. *	16,389	317,619
Post Holdings, Inc. *	19,379	1,838,098
Sanderson Farms, Inc.	6,492	884,145
Seaboard Corp.	74	232,820
The Coca-Cola Co.	1,243,752	59,886,659
The Hershey Co.	47,385	6,891,674
The JM Smucker Co.	36,716	4,274,110
The Kraft Heinz Co.	208,275	6,979,295
Tyson Foods, Inc., Class A	94,540	6,079,867
		334,883,346

Health Care Equipment & Services 6.4%
Abbott Laboratories	569,967	70,442,222
ABIOMED, Inc. *	14,523	5,057,635
Align Technology, Inc. *	23,069	12,119,991
Amedisys, Inc. *	10,574	3,038,016
AmerisourceBergen Corp.	47,310	4,929,702
Anthem, Inc.	79,975	23,750,975
Baxter International, Inc.	164,290	12,622,401
Becton, Dickinson & Co.	93,273	24,417,939
Boston Scientific Corp. *	460,466	16,318,915
Cardinal Health, Inc.	94,346	5,069,211
Centene Corp. *	186,449	11,242,875
Cerner Corp.	98,601	7,898,926
Chemed Corp.	5,151	2,667,703
Cigna Corp.	116,174	25,215,567
CVS Health Corp.	420,925	30,159,276
Danaher Corp.	203,315	48,356,440
DaVita, Inc. *	23,844	2,798,570
DENTSPLY SIRONA, Inc.	70,624	3,777,678
DexCom, Inc. *	30,878	11,574,618
Edwards Lifesciences Corp. *	200,418	16,550,518
Encompass Health Corp.	32,150	2,584,860
Globus Medical, Inc., Class A *	24,436	1,507,457
Guardant Health, Inc. *	27,327	4,249,348
Haemonetics Corp. *	16,366	1,870,470
HCA Healthcare, Inc.	84,872	13,790,003
HealthEquity, Inc. *	24,638	2,058,505
Henry Schein, Inc. *	45,429	2,991,500
Hill-Rom Holdings, Inc.	21,219	2,037,873
Hologic, Inc. *	82,637	6,588,648
Humana, Inc.	42,550	16,301,330
ICU Medical, Inc. *	6,353	1,299,061
IDEXX Laboratories, Inc. *	27,423	13,126,842
Insulet Corp. *	21,198	5,663,682
Integra LifeSciences Holdings Corp. *	22,791	1,505,118
Intuitive Surgical, Inc. *	37,801	28,261,540
Laboratory Corp. of America Holdings *	31,317	7,168,774
LHC Group, Inc. *	10,032	1,998,575
Masimo Corp. *	16,281	4,166,634
McKesson Corp.	51,620	9,006,141
Medtronic plc	432,863	48,190,638
Molina Healthcare, Inc. *	19,063	4,072,047
NuVasive, Inc. *	16,265	874,081
Penumbra, Inc. *	10,972	2,864,679
Quest Diagnostics, Inc.	43,333	5,596,457
ResMed, Inc.	46,601	9,393,364
Security	Number of Shares	Value ($)
STERIS plc	27,440	5,134,298
Stryker Corp.	105,142	23,237,433
Tandem Diabetes Care, Inc. *	19,929	1,846,422
Teladoc Health, Inc. *	39,622	10,453,472
Teleflex, Inc.	14,975	5,655,009
Tenet Healthcare Corp. *	34,039	1,609,024
The Cooper Cos., Inc.	15,772	5,741,639
UnitedHealth Group, Inc.	305,116	101,780,595
Universal Health Services, Inc., Class B	25,091	3,128,346
Varian Medical Systems, Inc. *	29,369	5,156,315
Veeva Systems, Inc., Class A *	43,644	12,064,947
West Pharmaceutical Services, Inc.	23,772	7,119,476
Zimmer Biomet Holdings, Inc.	66,656	10,243,028
		728,346,809

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	79,876	6,743,931
Colgate-Palmolive Co.	275,534	21,491,652
Coty, Inc., Class A	94,436	601,557
Herbalife Nutrition Ltd. *	31,103	1,585,009
Kimberly-Clark Corp.	109,331	14,442,625
The Clorox Co.	40,513	8,485,853
The Estee Lauder Cos., Inc., Class A	72,847	17,239,242
The Procter & Gamble Co.	797,346	102,227,731
		172,817,600

Insurance 2.0%
Aflac, Inc.	209,997	9,487,664
Alleghany Corp.	4,641	2,630,751
American Financial Group, Inc.	22,384	2,107,230
American International Group, Inc.	276,976	10,369,981
Aon plc, Class A	73,513	14,930,490
Arch Capital Group Ltd. *	130,508	4,099,256
Arthur J. Gallagher & Co.	61,836	7,136,493
Assurant, Inc.	18,918	2,562,821
Assured Guaranty Ltd.	26,660	953,095
Athene Holding Ltd., Class A *	40,157	1,642,020
Axis Capital Holdings Ltd.	25,451	1,168,201
Brighthouse Financial, Inc. *	29,584	1,046,090
Brown & Brown, Inc.	75,759	3,264,455
Chubb Ltd.	145,156	21,144,875
Cincinnati Financial Corp.	48,161	4,049,859
CNA Financial Corp.	8,422	323,573
Erie Indemnity Co., Class A	7,915	1,924,137
Everest Re Group Ltd.	12,937	2,730,742
Fidelity National Financial, Inc.	94,648	3,435,722
First American Financial Corp.	35,410	1,851,589
Globe Life, Inc.	31,058	2,807,333
Kemper Corp.	19,642	1,381,815
Lincoln National Corp.	58,857	2,677,405
Loews Corp.	75,259	3,408,480
Markel Corp. *	4,428	4,292,857
Marsh & McLennan Cos., Inc.	163,108	17,927,200
MetLife, Inc.	245,892	11,839,700
Old Republic International Corp.	89,629	1,622,285
Primerica, Inc.	12,550	1,748,341
Principal Financial Group, Inc.	82,371	4,058,419
Prudential Financial, Inc.	127,270	9,962,696
Reinsurance Group of America, Inc.	22,023	2,313,516
RenaissanceRe Holdings Ltd.	16,330	2,456,685
RLI Corp.	12,510	1,210,718
Selective Insurance Group, Inc.	19,310	1,254,764
The Allstate Corp.	97,780	10,480,060
The Hanover Insurance Group, Inc.	12,203	1,372,471
The Hartford Financial Services Group, Inc.	115,203	5,532,048
The Progressive Corp.	188,315	16,419,185

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	81,456	11,102,453
Unum Group	66,518	1,545,213
W.R. Berkley Corp.	45,512	2,828,116
Willis Towers Watson plc	41,450	8,411,863
		223,512,667

Materials 2.6%
Air Products & Chemicals, Inc.	71,072	18,959,167
Albemarle Corp.	34,216	5,565,575
Alcoa Corp. *	60,797	1,094,346
Amcor plc	504,144	5,515,335
AptarGroup, Inc.	20,939	2,784,259
Arconic Corp. *	31,753	800,176
Ashland Global Holdings, Inc.	17,332	1,386,387
Avery Dennison Corp.	26,776	4,039,695
Axalta Coating Systems Ltd. *	67,776	1,829,274
Ball Corp.	105,078	9,248,966
Berry Global Group, Inc. *	42,832	2,114,616
Celanese Corp.	37,547	4,586,366
CF Industries Holdings, Inc.	67,984	2,813,178
Corteva, Inc.	239,562	9,548,941
Crown Holdings, Inc. *	43,407	3,913,141
Dow, Inc.	238,532	12,379,811
DuPont de Nemours, Inc.	235,972	18,747,975
Eagle Materials, Inc.	13,620	1,498,609
Eastman Chemical Co.	43,505	4,278,717
Ecolab, Inc.	79,849	16,329,919
FMC Corp.	41,700	4,515,693
Freeport-McMoRan, Inc. *	467,100	12,569,661
Graphic Packaging Holding Co.	86,503	1,354,637
Huntsman Corp.	64,718	1,709,850
International Flavors & Fragrances, Inc. (b)	34,454	3,871,940
International Paper Co.	126,287	6,353,499
Linde plc	168,772	41,416,649
LyondellBasell Industries N.V., Class A	82,662	7,089,093
Martin Marietta Materials, Inc.	20,013	5,751,936
NewMarket Corp.	2,325	911,842
Newmont Corp.	258,317	15,395,693
Nucor Corp.	97,085	4,730,952
Packaging Corp. of America	30,449	4,094,173
PPG Industries, Inc.	75,943	10,230,281
Reliance Steel & Aluminum Co.	20,605	2,391,828
Royal Gold, Inc.	20,934	2,237,426
RPM International, Inc.	41,972	3,461,431
Sealed Air Corp.	50,447	2,132,395
Sonoco Products Co.	32,568	1,886,013
Steel Dynamics, Inc.	63,501	2,176,179
The Mosaic Co.	110,891	2,878,730
The Scotts Miracle-Gro Co.	13,210	2,924,826
The Sherwin-Williams Co.	26,283	18,182,579
Valvoline, Inc.	58,833	1,396,695
Vulcan Materials Co.	42,601	6,353,513
W.R. Grace & Co.	19,802	1,148,912
Westlake Chemical Corp.	11,139	851,688
WestRock Co.	84,625	3,506,014
		298,958,581

Media & Entertainment 8.8%
Activision Blizzard, Inc.	248,531	22,616,321
Alphabet, Inc., Class A *	96,690	176,687,438
Alphabet, Inc., Class C *	93,338	171,344,300
Altice USA, Inc., Class A *	78,577	2,794,984
Cable One, Inc.	1,745	3,490,000
Charter Communications, Inc., Class A *	46,905	28,497,602
Cinemark Holdings, Inc.	35,543	719,390
Comcast Corp., Class A	1,468,192	72,778,277
Security	Number of Shares	Value ($)
Discovery, Inc., Class A *	51,598	2,137,189
Discovery, Inc., Class C *	94,284	3,302,769
DISH Network Corp., Class A *	80,274	2,329,551
Electronic Arts, Inc.	93,272	13,356,550
Facebook, Inc., Class A *	773,052	199,702,523
Fox Corp., Class A	109,225	3,405,636
Fox Corp., Class B	48,913	1,462,010
IAC/InterActiveCorp *	25,569	5,368,212
Liberty Broadband Corp., Class C *	68,061	9,940,309
Liberty Media Corp. - Liberty Formula One, Class C *	65,809	2,647,496
Liberty Media Corp. - Liberty SiriusXM, Class A *	26,101	1,055,002
Liberty Media Corp. - Liberty SiriusXM, Class C *	55,851	2,265,317
Live Nation Entertainment, Inc. *	45,954	3,053,643
Madison Square Garden Entertainment Corp. *	5,575	494,781
Madison Square Garden Sports Corp. *	5,575	902,537
Match Group, Inc. *	83,609	11,693,555
Netflix, Inc. *	142,067	75,635,050
News Corp., Class A	125,641	2,437,435
Nexstar Media Group, Inc., Class A	13,897	1,579,672
Omnicom Group, Inc.	69,167	4,314,637
Pinterest, Inc., Class A *	164,265	11,253,795
Roku, Inc. *	35,042	13,632,389
Sirius XM Holdings, Inc.	385,159	2,411,095
Snap, Inc., Class A *	293,805	15,554,037
Take-Two Interactive Software, Inc. *	36,978	7,412,240
TEGNA, Inc.	71,061	1,139,108
The Interpublic Group of Cos., Inc.	126,167	3,036,840
The New York Times Co., Class A	47,013	2,331,375
The Walt Disney Co. *	582,182	97,905,547
TripAdvisor, Inc. *	31,881	987,355
Twitter, Inc. *	255,760	12,923,553
ViacomCBS, Inc., Class B	181,600	8,807,600
Zillow Group, Inc., Class C *	47,470	6,192,936
Zynga, Inc., Class A *	323,170	3,202,615
		1,012,802,671

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	567,766	58,184,660
ACADIA Pharmaceuticals, Inc. *	36,819	1,769,153
Agilent Technologies, Inc.	98,401	11,824,848
Alexion Pharmaceuticals, Inc. *	70,384	10,791,979
Allakos, Inc. *	10,264	1,368,499
Alnylam Pharmaceuticals, Inc. *	37,403	5,628,403
Amgen, Inc.	187,235	45,204,146
Arrowhead Pharmaceuticals, Inc. *	32,794	2,530,713
Avantor, Inc. *	165,447	4,879,032
Bio-Rad Laboratories, Inc., Class A *	6,948	3,986,554
Bio-Techne Corp.	12,412	4,032,783
Biogen, Inc. *	49,491	13,986,652
BioMarin Pharmaceutical, Inc. *	58,390	4,833,524
Bluebird Bio, Inc. *	20,807	926,952
Blueprint Medicines Corp. *	18,102	1,751,369
Bridgebio Pharma, Inc. *	31,067	1,763,363
Bristol-Myers Squibb Co.	726,739	44,643,577
Bruker Corp.	33,137	1,918,301
Catalent, Inc. *	52,956	6,092,588
Charles River Laboratories International, Inc. *	15,982	4,140,137
Elanco Animal Health, Inc. *	151,714	4,404,257
Eli Lilly & Co.	255,323	53,099,524
Exact Sciences Corp. *	51,146	7,015,185
Exelixis, Inc. *	100,351	2,228,796
FibroGen, Inc. *	26,417	1,272,771

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	403,173	26,448,149
Global Blood Therapeutics, Inc. *	19,722	988,467
Horizon Therapeutics plc *	70,961	5,143,253
Illumina, Inc. *	46,950	20,021,358
Incyte Corp. *	59,893	5,375,397
Intercept Pharmaceuticals, Inc. *	8,455	297,954
Ionis Pharmaceuticals, Inc. *	45,346	2,723,934
IQVIA Holdings, Inc. *	61,643	10,960,125
Jazz Pharmaceuticals plc *	17,938	2,789,359
Johnson & Johnson	846,586	138,103,574
Merck & Co., Inc.	813,634	62,706,772
Mettler-Toledo International, Inc. *	7,650	8,935,965
Mirati Therapeutics, Inc. *	14,561	2,989,810
Moderna, Inc. *	96,713	16,746,823
Nektar Therapeutics *	57,684	1,136,375
Neurocrine Biosciences, Inc. *	30,118	3,305,451
PerkinElmer, Inc.	35,990	5,293,049
Perrigo Co., plc	44,223	1,888,322
Pfizer, Inc.	1,787,462	64,169,886
PRA Health Sciences, Inc. *	20,614	2,540,469
Reata Pharmaceuticals, Inc., Class A *	8,327	862,594
Regeneron Pharmaceuticals, Inc. *	33,723	16,990,996
Repligen Corp. *	16,188	3,237,600
Sage Therapeutics, Inc. *	16,961	1,367,905
Sarepta Therapeutics, Inc. *	25,390	2,269,866
Seagen, Inc. *	40,594	6,668,376
Syneos Health, Inc. *	24,101	1,791,909
Thermo Fisher Scientific, Inc.	127,453	64,962,794
United Therapeutics Corp. *	14,140	2,316,415
Vertex Pharmaceuticals, Inc. *	83,640	19,160,251
Viatris, Inc. *	387,916	6,590,693
Waters Corp. *	19,947	5,279,373
Zoetis, Inc.	152,830	23,574,028
		835,915,058

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	39,828	6,655,657
American Campus Communities, Inc.	44,611	1,836,189
American Homes 4 Rent, Class A	86,595	2,617,767
American Tower Corp.	142,860	32,480,650
Americold Realty Trust	66,196	2,310,902
Apartment Income REIT Corp. *	47,778	1,852,353
Apartment Investment & Management Co., Class A	46,416	213,049
AvalonBay Communities, Inc.	44,899	7,348,619
Boston Properties, Inc.	45,593	4,161,273
Brixmor Property Group, Inc.	96,680	1,636,792
Camden Property Trust	31,533	3,221,096
CBRE Group, Inc., Class A *	107,876	6,578,278
CoreSite Realty Corp.	13,509	1,816,150
Cousins Properties, Inc.	47,237	1,489,855
Crown Castle International Corp.	138,713	22,091,432
CubeSmart	62,933	2,192,586
CyrusOne, Inc.	38,865	2,835,202
Digital Realty Trust, Inc.	90,103	12,970,327
Douglas Emmett, Inc.	52,267	1,448,319
Duke Realty Corp.	119,645	4,733,156
EastGroup Properties, Inc.	12,718	1,718,711
EPR Properties	23,118	916,398
Equinix, Inc.	28,654	21,202,814
Equity Commonwealth	39,015	1,112,318
Equity LifeStyle Properties, Inc.	54,722	3,329,286
Equity Residential	110,162	6,790,386
Essex Property Trust, Inc.	20,970	5,024,622
Extra Space Storage, Inc.	41,554	4,728,430
Federal Realty Investment Trust	21,888	1,916,513
First Industrial Realty Trust, Inc.	41,572	1,689,486
Gaming & Leisure Properties, Inc.	70,326	2,892,508
Security	Number of Shares	Value ($)
Healthcare Realty Trust, Inc.	43,342	1,300,693
Healthcare Trust of America, Inc., Class A	70,823	2,000,750
Healthpeak Properties, Inc.	173,147	5,133,809
Highwoods Properties, Inc.	33,502	1,255,990
Host Hotels & Resorts, Inc.	228,054	3,090,132
Hudson Pacific Properties, Inc.	48,073	1,126,831
Invitation Homes, Inc.	180,174	5,311,530
Iron Mountain, Inc.	91,794	3,090,704
JBG SMITH Properties	35,798	1,068,928
Jones Lang LaSalle, Inc. *	16,628	2,431,180
Kilroy Realty Corp.	33,333	1,887,648
Kimco Realty Corp.	140,366	2,317,443
Lamar Advertising Co., Class A	27,887	2,252,712
Life Storage, Inc.	23,747	1,937,239
Medical Properties Trust, Inc.	183,314	3,869,759
Mid-America Apartment Communities, Inc.	36,759	4,879,757
National Retail Properties, Inc.	56,462	2,202,018
Omega Healthcare Investors, Inc.	73,091	2,647,356
Outfront Media, Inc.	47,179	860,073
Park Hotels & Resorts, Inc.	75,179	1,253,986
Prologis, Inc.	237,738	24,534,562
PS Business Parks, Inc.	6,312	859,189
Public Storage	48,916	11,134,260
Rayonier, Inc.	42,941	1,320,436
Realty Income Corp.	112,871	6,666,161
Regency Centers Corp.	50,129	2,365,086
Rexford Industrial Realty, Inc.	42,392	2,074,664
Ryman Hospitality Properties, Inc.	17,690	1,147,197
Sabra Health Care REIT, Inc.	65,318	1,096,689
SBA Communications Corp.	35,733	9,600,385
Service Properties Trust	53,012	562,457
Simon Property Group, Inc.	105,430	9,797,610
SL Green Realty Corp.	23,275	1,570,586
Spirit Realty Capital, Inc.	37,215	1,435,010
STAG Industrial, Inc.	47,151	1,405,100
STORE Capital Corp.	76,391	2,369,649
Sun Communities, Inc.	34,586	4,950,294
The Howard Hughes Corp. *	14,258	1,228,612
UDR, Inc.	94,667	3,639,946
Ventas, Inc.	120,444	5,548,855
VEREIT, Inc.	70,169	2,472,054
VICI Properties, Inc.	172,518	4,361,255
Vornado Realty Trust	50,165	1,994,560
Weingarten Realty Investors	38,987	877,597
Welltower, Inc.	134,200	8,132,520
Weyerhaeuser Co.	240,026	7,486,411
WP Carey, Inc.	56,620	3,759,568
		344,120,375

Retailing 7.1%
Advance Auto Parts, Inc.	21,808	3,252,445
Amazon.com, Inc. *	137,145	439,714,299
AutoNation, Inc. *	18,897	1,346,978
AutoZone, Inc. *	7,452	8,334,093
Best Buy Co., Inc.	74,096	8,063,127
Booking Holdings, Inc. *	13,169	25,604,882
Burlington Stores, Inc. *	21,303	5,302,317
CarMax, Inc. *	52,761	6,214,191
Carvana Co. *	18,156	4,742,166
Dollar General Corp.	78,777	15,330,792
Dollar Tree, Inc. *	75,625	7,688,037
eBay, Inc.	210,520	11,896,485
Etsy, Inc. *	40,531	8,069,317
Expedia Group, Inc.	43,690	5,421,929
Five Below, Inc. *	18,010	3,164,897
Floor & Decor Holdings, Inc., Class A *	33,518	3,086,002

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Foot Locker, Inc.	33,076	1,449,390
Genuine Parts Co.	46,370	4,353,216
GrubHub, Inc. *	29,898	2,250,422
Kohl’s Corp.	50,980	2,246,179
L Brands, Inc.	75,477	3,076,442
LKQ Corp. *	90,518	3,176,277
Lowe’s Cos., Inc.	235,615	39,312,363
Macy’s, Inc.	101,854	1,531,884
Nordstrom, Inc.	34,533	1,224,195
O'Reilly Automotive, Inc. *	23,295	9,911,324
Penske Automotive Group, Inc.	9,959	595,947
Pool Corp.	12,900	4,568,922
RH *	5,023	2,387,733
Ross Stores, Inc.	114,482	12,740,702
Target Corp.	161,021	29,172,175
The Aaron’s Co., Inc. *	10,578	179,191
The Gap, Inc. *	65,314	1,322,608
The Home Depot, Inc.	346,203	93,758,696
The TJX Cos., Inc.	386,085	24,724,883
Tractor Supply Co.	37,463	5,310,006
Ulta Beauty, Inc. *	18,113	5,067,293
Wayfair, Inc., Class A *	23,410	6,375,011
Williams-Sonoma, Inc.	24,765	3,192,704
		815,159,520

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	386,732	33,119,728
Analog Devices, Inc.	118,824	17,506,340
Applied Materials, Inc.	293,667	28,391,726
Broadcom, Inc.	130,076	58,599,238
Cirrus Logic, Inc. *	18,899	1,770,647
CMC Materials, Inc.	9,158	1,349,065
Cree, Inc. *	35,583	3,596,730
Enphase Energy, Inc. *	40,618	7,406,692
Entegris, Inc.	43,371	4,267,273
First Solar, Inc. *	27,440	2,720,676
Inphi Corp. *	16,845	2,840,235
Intel Corp.	1,317,837	73,153,132
KLA Corp.	49,663	13,909,116
Lam Research Corp.	46,303	22,408,337
Marvell Technology Group Ltd.	215,469	11,088,035
Maxim Integrated Products, Inc.	85,933	7,537,183
Microchip Technology, Inc.	83,726	11,395,946
Micron Technology, Inc. *	357,940	28,015,964
MKS Instruments, Inc.	17,720	2,801,000
Monolithic Power Systems, Inc.	13,622	4,839,760
NVIDIA Corp.	199,047	103,422,831
ON Semiconductor Corp. *	132,148	4,557,785
Qorvo, Inc. *	36,652	6,263,094
QUALCOMM, Inc.	363,689	56,837,317
Silicon Laboratories, Inc. *	14,200	1,862,614
Skyworks Solutions, Inc.	53,390	9,036,257
SolarEdge Technologies, Inc. *	16,464	4,747,065
Teradyne, Inc.	53,363	6,055,633
Texas Instruments, Inc.	295,188	48,909,700
Universal Display Corp.	13,774	3,179,315
Xilinx, Inc.	78,814	10,290,744
		591,879,178

Software & Services 14.8%
Accenture plc, Class A	203,739	49,288,539
ACI Worldwide, Inc. *	37,324	1,432,868
Adobe, Inc. *	154,261	70,770,319
Akamai Technologies, Inc. *	52,351	5,812,532
Alliance Data Systems Corp.	15,170	1,026,251
Alteryx, Inc., Class A *	17,416	2,195,287
Amdocs Ltd.	42,765	3,020,064
Security	Number of Shares	Value ($)
Anaplan, Inc. *	45,628	3,043,388
ANSYS, Inc. *	27,620	9,787,699
Aspen Technology, Inc. *	21,857	2,926,652
Autodesk, Inc. *	70,696	19,613,191
Automatic Data Processing, Inc.	137,905	22,770,874
Avalara, Inc. *	27,186	4,077,900
Black Knight, Inc. *	50,490	4,124,528
Blackbaud, Inc.	15,760	1,047,882
Booz Allen Hamilton Holding Corp.	44,540	3,793,472
Broadridge Financial Solutions, Inc.	37,195	5,256,025
CACI International, Inc., Class A *	8,131	1,961,360
Cadence Design Systems, Inc. *	89,678	11,693,114
CDK Global, Inc.	39,564	1,974,244
Ceridian HCM Holding, Inc. *	41,819	3,885,403
Citrix Systems, Inc.	39,578	5,276,143
Cognizant Technology Solutions Corp., Class A	171,923	13,401,398
Concentrix Corp. *	13,502	1,443,634
Cornerstone OnDemand, Inc. *	19,256	787,570
Coupa Software, Inc. *	22,140	6,860,522
DocuSign, Inc. *	59,988	13,970,605
Dropbox, Inc., Class A *	95,465	2,160,373
DXC Technology Co.	81,117	2,287,499
Dynatrace, Inc. *	58,939	2,446,558
Elastic N.V. *	19,704	2,994,220
Envestnet, Inc. *	17,203	1,319,986
EPAM Systems, Inc. *	18,003	6,200,773
Euronet Worldwide, Inc. *	16,622	2,077,085
Fair Isaac Corp. *	9,350	4,208,529
Fidelity National Information Services, Inc.	199,535	24,634,591
FireEye, Inc. *	74,026	1,554,546
Fiserv, Inc. *	184,907	18,988,100
Five9, Inc. *	21,205	3,525,331
FleetCor Technologies, Inc. *	26,821	6,510,798
Fortinet, Inc. *	43,318	6,270,281
Gartner, Inc. *	28,702	4,360,121
Genpact Ltd.	56,582	2,165,959
Global Payments, Inc.	96,250	16,990,050
GoDaddy, Inc., Class A *	54,009	4,244,027
Guidewire Software, Inc. *	26,947	3,091,899
HubSpot, Inc. *	13,864	5,160,181
International Business Machines Corp.	286,563	34,132,519
Intuit, Inc.	84,483	30,517,794
j2 Global, Inc. *	13,550	1,390,772
Jack Henry & Associates, Inc.	24,633	3,566,612
KBR, Inc.	46,363	1,346,845
Leidos Holdings, Inc.	43,002	4,560,792
Manhattan Associates, Inc. *	20,211	2,288,492
Mastercard, Inc., Class A	282,895	89,476,860
MAXIMUS, Inc.	19,808	1,486,788
Medallia, Inc. *	26,254	1,089,541
Microsoft Corp.	2,431,252	563,953,214
MongoDB, Inc. *	16,283	6,018,360
New Relic, Inc. *	17,239	1,296,028
NortonLifeLock, Inc.	190,304	4,009,705
Nuance Communications, Inc. *	90,925	4,140,725
Nutanix, Inc., Class A *	60,332	1,841,333
Okta, Inc. *	38,984	10,097,246
Oracle Corp.	610,004	36,862,542
Palo Alto Networks, Inc. *	30,617	10,738,913
Paychex, Inc.	102,891	8,984,442
Paycom Software, Inc. *	15,750	5,980,905
Paylocity Holding Corp. *	12,059	2,260,580
PayPal Holdings, Inc. *	376,782	88,283,790
Pegasystems, Inc.	12,737	1,623,331
Perspecta, Inc.	44,632	1,292,096
Proofpoint, Inc. *	18,704	2,414,312
PTC, Inc. *	33,728	4,482,789

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Q2 Holdings, Inc. *	16,415	2,100,956
RealPage, Inc. *	28,139	2,435,993
RingCentral, Inc., Class A *	25,509	9,512,816
Sabre Corp.	100,165	1,079,779
salesforce.com, Inc. *	294,231	66,366,744
Science Applications International Corp.	18,491	1,775,691
ServiceNow, Inc. *	62,733	34,074,056
Slack Technologies, Inc., Class A *	157,727	6,651,348
Smartsheet, Inc., Class A *	36,456	2,542,441
SolarWinds Corp. *	24,225	407,222
Splunk, Inc. *	51,580	8,512,247
Square, Inc., Class A *	123,409	26,651,408
SS&C Technologies Holdings, Inc.	71,591	4,501,642
Synopsys, Inc. *	49,071	12,535,187
The Trade Desk, Inc., Class A *	13,487	10,330,907
The Western Union Co.	133,023	2,962,422
Twilio, Inc., Class A *	45,103	16,211,371
Tyler Technologies, Inc. *	12,966	5,481,895
Verint Systems, Inc. *	20,699	1,528,207
VeriSign, Inc. *	32,289	6,266,326
Visa, Inc., Class A	545,293	105,377,872
VMware, Inc., Class A *	26,245	3,617,873
WEX, Inc. *	14,080	2,655,488
Workday, Inc., Class A *	57,881	13,169,664
Zendesk, Inc. *	37,508	5,410,154
Zoom Video Communications, Inc., Class A *	65,554	24,390,677
Zscaler, Inc. *	23,728	4,738,482
		1,697,858,565

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	96,181	12,011,083
Apple, Inc.	5,139,299	678,181,896
Arista Networks, Inc. *	17,514	5,386,606
Arrow Electronics, Inc. *	24,500	2,391,935
Avnet, Inc.	31,369	1,107,639
CDW Corp.	45,963	6,051,489
Ciena Corp. *	49,095	2,621,182
Cisco Systems, Inc.	1,358,888	60,579,227
Cognex Corp.	56,257	4,620,387
Coherent, Inc. *	7,908	1,588,243
Corning, Inc.	245,646	8,811,322
Dell Technologies, Inc., Class C *	75,439	5,498,749
Dolby Laboratories, Inc., Class A	20,670	1,819,580
F5 Networks, Inc. *	19,918	3,902,932
FLIR Systems, Inc.	42,527	2,213,530
Hewlett Packard Enterprise Co.	413,890	5,107,403
HP, Inc.	441,746	10,752,098
IPG Photonics Corp. *	11,504	2,570,339
Jabil, Inc.	43,751	1,809,979
Juniper Networks, Inc.	105,316	2,571,817
Keysight Technologies, Inc. *	59,593	8,437,773
Littelfuse, Inc.	7,879	1,917,512
Lumentum Holdings, Inc. *	24,457	2,294,067
Motorola Solutions, Inc.	54,514	9,133,821
National Instruments Corp.	41,806	1,730,768
NCR Corp. *	41,039	1,369,061
NetApp, Inc.	71,912	4,777,833
Pure Storage, Inc., Class A *	78,195	1,808,650
Seagate Technology plc	71,907	4,754,491
SYNNEX Corp.	12,922	1,054,694
TE Connectivity Ltd.	106,345	12,803,938
Trimble, Inc. *	80,422	5,300,614
Ubiquiti, Inc.	2,431	748,724
ViaSat, Inc. *	20,397	888,085
Vontier Corp. *	54,184	1,757,187
Western Digital Corp.	97,838	5,520,998
Security	Number of Shares	Value ($)
Xerox Holdings Corp.	52,699	1,108,260
Zebra Technologies Corp., Class A *	17,141	6,647,794
		891,651,706

Telecommunication Services 1.5%
AT&T, Inc.	2,291,478	65,605,015
Liberty Global plc, Class A *	45,207	1,091,297
Liberty Global plc, Class C *	116,855	2,823,217
Lumen Technologies, Inc.	317,461	3,930,167
T-Mobile US, Inc. *	187,584	23,650,591
Verizon Communications, Inc.	1,330,711	72,856,427
		169,956,714

Transportation 2.0%
Alaska Air Group, Inc.	39,246	1,916,382
AMERCO	2,866	1,325,353
American Airlines Group, Inc.	196,935	3,381,374
C.H. Robinson Worldwide, Inc.	43,713	3,740,084
CSX Corp.	245,968	21,092,986
Delta Air Lines, Inc.	205,105	7,785,786
Expeditors International of Washington, Inc.	54,424	4,872,037
FedEx Corp.	77,685	18,282,388
JB Hunt Transport Services, Inc.	26,865	3,617,641
JetBlue Airways Corp. *	101,879	1,460,945
Kansas City Southern	30,100	6,100,367
Kirby Corp. *	19,086	968,805
Knight-Swift Transportation Holdings, Inc.	39,988	1,599,520
Landstar System, Inc.	12,421	1,731,487
Lyft, Inc., Class A *	79,405	3,530,346
Macquarie Infrastructure Corp.	23,211	645,034
Norfolk Southern Corp.	81,689	19,329,251
Old Dominion Freight Line, Inc.	30,937	6,001,778
Southwest Airlines Co.	189,914	8,344,821
Uber Technologies, Inc. *	448,075	22,820,460
Union Pacific Corp.	216,719	42,795,501
United Airlines Holdings, Inc. *	94,084	3,762,419
United Parcel Service, Inc., Class B	230,008	35,651,240
XPO Logistics, Inc. *	29,396	3,245,612
		224,001,617

Utilities 2.7%
ALLETE, Inc.	16,211	1,018,699
Alliant Energy Corp.	80,151	3,899,346
Ameren Corp.	79,405	5,774,332
American Electric Power Co., Inc.	159,547	12,908,948
American Water Works Co., Inc.	58,237	9,260,848
Atmos Energy Corp.	40,439	3,599,071
Avangrid, Inc.	17,935	829,852
Black Hills Corp.	20,082	1,187,248
CenterPoint Energy, Inc.	175,015	3,691,066
CMS Energy Corp.	91,971	5,231,310
Consolidated Edison, Inc.	109,987	7,784,880
Dominion Energy, Inc.	262,312	19,119,922
DTE Energy Co.	62,215	7,386,165
Duke Energy Corp.	236,583	22,238,802
Edison International	121,686	7,077,258
Entergy Corp.	64,325	6,132,102
Essential Utilities, Inc.	72,159	3,340,962
Evergy, Inc.	72,817	3,912,457
Eversource Energy	110,190	9,641,625
Exelon Corp.	313,637	13,034,754
FirstEnergy Corp.	174,476	5,366,882
Hawaiian Electric Industries, Inc.	35,506	1,173,828
IDACORP, Inc.	16,408	1,448,826

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	65,273	1,716,027
National Fuel Gas Co.	29,477	1,186,744
New Jersey Resources Corp.	31,463	1,101,520
NextEra Energy, Inc.	629,914	50,941,145
NiSource, Inc.	124,364	2,754,663
NRG Energy, Inc.	78,982	3,270,645
OGE Energy Corp.	64,757	1,976,384
ONE Gas, Inc.	17,040	1,246,135
Ormat Technologies, Inc.	13,981	1,596,071
Pinnacle West Capital Corp.	36,212	2,724,953
PNM Resources, Inc.	25,953	1,259,240
Portland General Electric Co.	29,101	1,230,681
PPL Corp.	247,050	6,835,873
Public Service Enterprise Group, Inc.	162,632	9,177,324
Sempra Energy	92,742	11,477,750
Southwest Gas Holdings, Inc.	18,679	1,119,993
Spire, Inc.	16,296	997,152
The AES Corp.	213,927	5,217,680
The Southern Co.	339,564	20,007,111
UGI Corp.	66,381	2,389,052
Vistra Corp.	158,286	3,160,971
WEC Energy Group, Inc.	101,386	9,013,215
Xcel Energy, Inc.	168,884	10,806,887
		306,266,399
Total Common Stock
(Cost $2,742,359,759)		11,384,239,928

Other Investment Companies 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	53,690,058	53,690,058

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	3,842,175	3,842,175
Total Other Investment Companies
(Cost $57,532,233)		57,532,233

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	363	67,249,380	5,207
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,674,826.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Dividends Received
The Charles Schwab Corp.	$19,174,156	$616,497	$—	$—	$4,856,342	$24,646,995	478,211	$83,954

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,384,239,928	$—	$—	$11,384,239,928
Other Investment Companies[1]	57,532,233	—	—	57,532,233
Futures Contracts[2]	5,207	—	—	5,207
Total	$11,441,777,368	$—	$—	$11,441,777,368
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 1.5%
Adient plc *	186,252	6,014,077
American Axle & Manufacturing Holdings, Inc. *	239,574	2,110,647
Cooper Tire & Rubber Co.	106,675	3,920,306
Cooper-Standard Holdings, Inc. *	35,625	1,086,919
Dana, Inc.	306,361	5,931,149
Dorman Products, Inc. *	56,364	5,119,542
Fox Factory Holding Corp. *	87,589	10,479,148
Gentherm, Inc. *	69,282	4,244,215
LCI Industries	52,165	6,749,108
Modine Manufacturing Co. *	104,080	1,306,204
Motorcar Parts of America, Inc. *	40,488	916,243
Patrick Industries, Inc.	47,293	3,266,055
Standard Motor Products, Inc.	44,643	1,751,345
Stoneridge, Inc. *	55,080	1,511,946
Tenneco, Inc., Class A *	107,688	1,087,649
The Goodyear Tire & Rubber Co. *	489,876	5,168,192
Visteon Corp. *	58,674	7,479,761
Winnebago Industries, Inc.	65,965	4,555,543
Workhorse Group, Inc. *(a)	199,625	6,851,130
XPEL, Inc. *	35,569	1,707,668
		81,256,847

Banks 9.1%
1st Constitution Bancorp	18,970	292,707
1st Source Corp.	34,794	1,369,144
ACNB Corp.	18,382	460,469
Allegiance Bancshares, Inc.	40,138	1,412,055
Altabancorp	33,882	1,091,339
Amalgamated Bank, Class A	27,369	401,230
Amerant Bancorp, Inc. *	47,300	674,498
American National Bankshares, Inc.	22,661	633,375
Ameris Bancorp	140,454	5,493,156
Ames National Corp.	18,809	423,391
Arrow Financial Corp.	27,585	810,999
Atlantic Capital Bancshares, Inc. *	43,335	775,263
Atlantic Union Bankshares Corp.	164,998	5,418,534
Auburn National Bancorp, Inc.	5,043	199,350
Axos Financial, Inc. *	121,165	4,719,377
Banc of California, Inc.	94,647	1,594,802
BancFirst Corp.	39,935	2,301,454
BancorpSouth Bank	209,650	5,796,822
Bank First Corp.	13,239	874,039
Bank of Commerce Holdings	33,703	341,411
Bank of Marin Bancorp	28,116	1,044,228
Bank7 Corp.	6,103	97,587
BankFinancial Corp.	26,820	227,434
BankUnited, Inc.	194,396	6,735,821
Bankwell Financial Group, Inc.	14,019	272,670
Banner Corp.	73,621	3,256,257
Bar Harbor Bankshares	30,696	660,271
Security	Number of Shares	Value ($)
Baycom Corp. *	23,484	345,215
BCB Bancorp, Inc.	29,330	336,708
Berkshire Hills Bancorp, Inc.	96,587	1,601,412
Bogota Financial Corp. *	12,447	112,894
Boston Private Financial Holdings, Inc.	172,519	2,103,007
Bridgewater Bancshares, Inc. *	44,678	573,665
Brookline Bancorp, Inc.	163,367	2,056,791
Bryn Mawr Bank Corp.	41,839	1,300,356
Business First Bancshares, Inc.	41,251	837,395
Byline Bancorp, Inc.	52,017	835,913
C&F Financial Corp.	7,223	284,369
Cadence BanCorp	261,238	4,681,385
California BanCorp. *	16,339	220,740
Cambridge Bancorp	13,306	977,991
Camden National Corp.	31,362	1,177,643
Capital Bancorp, Inc. *	16,145	237,977
Capital City Bank Group, Inc.	28,242	630,644
Capitol Federal Financial, Inc.	276,134	3,429,584
Capstar Financial Holdings, Inc.	34,479	499,945
Carter Bankshares, Inc.	48,178	482,262
Cathay General Bancorp	160,772	5,437,309
CB Financial Services, Inc.	10,651	191,824
CBTX, Inc.	37,705	992,396
Central Pacific Financial Corp.	58,480	1,162,582
Central Valley Community Bancorp	22,606	345,872
Century Bancorp, Inc., Class A	5,956	471,715
Chemung Financial Corp.	7,551	252,656
ChoiceOne Financial Services, Inc.	15,620	402,059
CIT Group, Inc.	208,986	7,711,583
Citizens & Northern Corp.	27,578	527,016
Citizens Holdings Co.	10,094	203,798
City Holding Co.	32,832	2,267,050
Civista Bancshares, Inc.	34,079	581,047
CNB Financial Corp.	31,894	670,731
Coastal Financial Corp. *	19,422	384,556
Codorus Valley Bancorp, Inc.	20,002	316,032
Colony Bankcorp, Inc.	15,908	220,326
Columbia Banking System, Inc.	152,052	5,857,043
Columbia Financial, Inc. *	100,862	1,555,292
Community Bank System, Inc.	112,004	7,263,459
Community Bankers Trust Corp.	46,562	336,178
Community Trust Bancorp, Inc.	32,927	1,200,518
ConnectOne Bancorp, Inc.	78,617	1,670,611
County Bancorp, Inc.	9,765	211,217
CrossFirst Bankshares, Inc. *	101,703	1,169,584
Customers Bancorp, Inc. *	61,235	1,360,642
CVB Financial Corp.	273,654	5,317,097
Dime Community Bancshares, Inc.	35,749	873,348
Dime Community Bancshares, Inc.	60,476	961,568
Eagle Bancorp Montana, Inc.	13,628	291,503
Eagle Bancorp, Inc.	67,870	2,883,796
Eastern Bankshares, Inc. *	351,378	5,600,965
Enterprise Bancorp, Inc.	19,005	481,587
Enterprise Financial Services Corp.	50,715	1,790,747
Equity Bancshares, Inc., Class A *	30,085	664,277
Esquire Financial Holdings, Inc. *	14,578	321,882

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ESSA Bancorp, Inc.	18,811	268,621
Essent Group Ltd.	233,597	9,771,362
Evans Bancorp, Inc.	10,141	301,391
Farmers & Merchants Bancorp, Inc.	20,928	479,251
Farmers National Banc Corp.	53,908	718,055
FB Financial Corp.	67,030	2,504,241
Federal Agricultural Mortgage Corp., Class C	19,305	1,467,180
Fidelity D&D Bancorp, Inc. (a)	8,077	397,469
Financial Institutions, Inc.	33,286	761,917
First BanCorp	456,029	4,149,864
First BanCorp (North Carolina)	59,934	2,041,352
First Bank	32,778	296,641
First Busey Corp.	106,134	2,193,790
First Business Financial Services, Inc.	17,558	338,167
First Capital, Inc.	6,736	323,261
First Choice Bancorp	22,141	435,292
First Commonwealth Financial Corp.	202,515	2,375,501
First Community Bankshares, Inc.	36,450	782,217
First Community Corp.	15,682	266,437
First Financial Bancorp	205,406	3,763,038
First Financial Bankshares, Inc.	273,223	10,349,687
First Financial Corp.	28,587	1,097,455
First Foundation, Inc.	83,220	1,686,037
First Guaranty Bancshares, Inc.	7,821	125,136
First Internet Bancorp	20,102	615,523
First Interstate BancSystem, Inc., Class A	85,705	3,313,355
First Merchants Corp.	114,277	4,304,815
First Mid Bancshares, Inc.	30,516	1,033,577
First Midwest Bancorp, Inc.	241,514	3,992,226
First Northwest Bancorp	18,771	257,163
First Savings Financial Group, Inc.	4,032	243,492
First United Corp.	14,491	226,494
First Western Financial, Inc. *	13,490	249,160
Flagstar Bancorp, Inc.	101,918	4,367,186
Flushing Financial Corp.	62,698	1,146,119
FNCB Bancorp, Inc.	34,833	213,178
Franklin Financial Services Corp.	8,719	235,500
FS Bancorp, Inc.	7,930	425,207
Fulton Financial Corp.	336,234	4,505,536
FVCBankcorp, Inc. *	25,088	387,108
German American Bancorp, Inc.	51,938	1,757,063
Glacier Bancorp, Inc.	202,819	9,461,506
Great Southern Bancorp, Inc.	23,000	1,130,910
Great Western Bancorp, Inc.	117,556	2,821,344
Greene County Bancorp, Inc.	6,540	155,129
Guaranty Bancshares, Inc.	15,149	505,674
Hancock Whitney Corp.	182,704	6,237,515
Hanmi Financial Corp.	65,735	908,458
HarborOne Bancorp, Inc. *	112,411	1,220,783
Hawthorn Bancshares, Inc.	12,308	225,975
HBT Financial, Inc.	21,177	316,173
Heartland Financial USA, Inc.	73,601	3,139,819
Heritage Commerce Corp.	123,733	1,086,376
Heritage Financial Corp.	75,929	1,791,924
Hilltop Holdings, Inc.	152,608	4,584,344
Home Bancorp, Inc.	16,260	457,882
Home BancShares, Inc.	323,852	6,865,662
HomeStreet, Inc.	45,268	1,647,755
HomeTrust Bancshares, Inc.	32,882	690,522
Hope Bancorp, Inc.	249,264	2,786,771
Horizon Bancorp, Inc.	90,194	1,427,771
Howard Bancorp, Inc. *	27,049	327,293
Independent Bank Corp.	69,615	5,226,694
Independent Bank Corp., Michigan	45,047	827,063
Independent Bank Group, Inc.	78,388	4,814,591
International Bancshares Corp.	113,033	4,273,778
Investar Holding Corp.	20,418	329,342
Investors Bancorp, Inc.	488,577	5,623,521
Security	Number of Shares	Value ($)
Kearny Financial Corp.	168,701	1,746,055
Lakeland Bancorp, Inc.	103,552	1,357,567
Lakeland Financial Corp.	52,425	3,077,347
Landmark Bancorp, Inc.	8,521	201,181
LCNB Corp.	26,202	402,987
Level One Bancorp, Inc.	11,014	229,642
Limestone Bancorp, Inc. *	10,875	141,919
Live Oak Bancshares, Inc.	60,069	2,395,552
Luther Burbank Corp.	37,727	369,347
Macatawa Bank Corp.	54,308	450,756
Mackinac Financial Corp.	19,127	239,470
MainStreet Bancshares, Inc. *	14,472	247,182
Mercantile Bank Corp.	33,764	916,693
Merchants Bancorp	18,168	541,770
Meridian Bancorp, Inc.	99,441	1,506,531
Meridian Corp.	11,580	234,842
Meta Financial Group, Inc.	70,863	2,737,438
Metrocity Bankshares, Inc.	35,793	509,692
Metropolitan Bank Holding Corp. *	14,942	592,600
Mid Penn Bancorp, Inc.	14,734	320,612
Middlefield Banc Corp.	12,908	264,614
Midland States Bancorp, Inc.	45,900	844,101
MidWestOne Financial Group, Inc.	31,529	775,298
MMA Capital Holdings, Inc. *	10,011	237,060
Mr Cooper Group, Inc. *	160,038	4,357,835
MVB Financial Corp.	20,696	463,797
National Bank Holdings Corp., Class A	61,965	2,061,576
National Bankshares, Inc.	13,300	412,300
NBT Bancorp, Inc.	90,238	2,978,756
Nicolet Bankshares, Inc. *	19,191	1,300,958
NMI Holdings, Inc., Class A *	174,259	3,696,033
Northeast Bank *	16,409	427,619
Northfield Bancorp, Inc.	100,280	1,239,461
Northrim BanCorp, Inc.	13,048	419,102
Northwest Bancshares, Inc.	248,466	3,167,941
Norwood Financial Corp.	12,153	299,936
Oak Valley Bancorp	14,367	223,407
OceanFirst Financial Corp.	124,924	2,268,620
Oconee Federal Financial Corp.	2,234	54,487
OFG Bancorp	106,593	1,831,268
Ohio Valley Banc Corp.	9,204	197,794
Old National Bancorp	347,122	5,828,178
Old Second Bancorp, Inc.	58,835	577,760
OP Bancorp	26,741	202,964
Origin Bancorp, Inc.	46,655	1,473,831
Orrstown Financial Services, Inc.	23,415	405,314
Pacific Premier Bancorp, Inc.	169,324	5,630,023
Park National Corp.	30,361	3,279,292
Parke Bancorp, Inc.	22,777	394,498
Partners Bancorp	21,396	144,637
PCB Bancorp	26,504	313,807
PCSB Financial Corp.	29,566	435,655
Peapack-Gladstone Financial Corp.	38,909	915,140
Penns Woods Bancorp, Inc.	14,533	313,041
PennyMac Financial Services, Inc.	89,860	5,211,880
Peoples Bancorp of North Carolina, Inc.	9,505	191,050
Peoples Bancorp, Inc.	38,646	1,178,703
Peoples Financial Services Corp.	14,485	521,750
Pioneer Bancorp, Inc. *	24,794	259,097
Plumas Bancorp	10,030	249,747
Ponce de Leon Federal Bank *	15,660	147,517
Preferred Bank	29,235	1,411,758
Premier Financial Bancorp, Inc.	26,737	410,948
Premier Financial Corp.	78,561	2,180,853
Professional Holding Corp., Class A *	23,512	351,975
Provident Bancorp, Inc.	34,945	402,916
Provident Financial Holdings, Inc.	12,133	194,735
Provident Financial Services, Inc.	152,534	2,824,930
Prudential Bancorp, Inc.	16,490	194,747

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
QCR Holdings, Inc.	31,284	1,213,193
Radian Group, Inc.	405,482	7,785,254
RBB Bancorp	35,801	594,297
Red River Bancshares, Inc.	10,608	494,121
Reliant Bancorp, Inc.	31,182	640,790
Renasant Corp.	115,315	4,082,151
Republic Bancorp, Inc., Class A	20,197	728,910
Republic First Bancorp, Inc. *	97,048	271,734
Richmond Mutual BanCorp., Inc.	25,110	317,893
Riverview Bancorp, Inc.	44,326	230,938
S&T Bancorp, Inc.	81,548	2,071,319
Salisbury Bancorp, Inc.	5,473	200,695
Sandy Spring Bancorp, Inc.	97,587	3,242,816
SB Financial Group, Inc.	15,618	269,879
Seacoast Banking Corp. of Florida *	109,407	3,331,443
Security National Financial Corp., Class A *	20,464	175,990
Select Bancorp, Inc. *	33,714	318,260
ServisFirst Bancshares, Inc.	103,092	4,235,019
Shore Bancshares, Inc.	24,727	327,633
Sierra Bancorp	30,164	659,687
Silvergate Capital Corp., Class A *	33,294	3,098,340
Simmons First National Corp., Class A	229,173	5,660,573
SmartFinancial, Inc.	30,170	597,366
South Plains Financial, Inc.	23,187	436,843
South State Corp.	148,194	10,335,050
Southern First Bancshares, Inc. *	15,576	624,598
Southern Missouri Bancorp, Inc.	16,428	503,518
Southern National Bancorp of Virginia, Inc.	41,021	495,123
Southside Bancshares, Inc.	66,569	2,088,270
Spirit of Texas Bancshares, Inc.	27,163	487,304
Standard AVB Financial Corp.	8,374	274,751
Sterling Bancorp, Inc.	35,705	167,099
Stock Yards Bancorp, Inc.	43,100	1,948,120
Summit Financial Group, Inc.	23,583	488,168
Territorial Bancorp, Inc.	16,052	383,001
Texas Capital Bancshares, Inc. *	107,135	6,451,670
The Bancorp, Inc. *	109,249	1,832,106
The Bank of N.T. Butterfield & Son Ltd.	106,113	3,226,896
The Bank of Princeton	12,068	281,426
The Community Financial Corp.	10,857	258,397
The First BanCorp, Inc.	21,526	517,270
The First Bancshares, Inc.	43,665	1,307,330
The First of Long Island Corp.	48,798	816,391
The Hingham Institution For Savings	2,956	648,133
Timberland Bancorp, Inc.	15,866	400,616
Tompkins Financial Corp.	30,171	2,017,535
Towne Bank	141,756	3,288,739
TriCo Bancshares	55,660	2,076,118
TriState Capital Holdings, Inc. *	58,232	1,068,557
Triumph Bancorp, Inc. *	48,274	2,768,031
TrustCo Bank Corp.	201,456	1,253,056
Trustmark Corp.	133,357	3,663,317
UMB Financial Corp.	92,349	6,554,009
United Bankshares, Inc.	262,159	8,299,954
United Community Banks, Inc.	165,360	4,932,689
United Security Bancshares	28,174	192,428
Unity Bancorp, Inc.	16,042	301,590
Univest Financial Corp.	61,215	1,374,277
Valley National Bancorp	843,401	8,611,124
Veritex Holdings, Inc.	100,804	2,576,550
Walker & Dunlop, Inc.	59,909	4,931,709
Washington Federal, Inc.	159,957	4,187,674
Washington Trust Bancorp, Inc.	36,171	1,576,332
Waterstone Financial, Inc.	46,539	859,575
WesBanco, Inc.	138,065	4,003,885
West Bancorp, Inc.	33,543	690,986
Westamerica Bancorp	55,329	3,088,465
Security	Number of Shares	Value ($)
Western New England Bancorp, Inc.	47,182	302,437
WSFS Financial Corp.	106,346	4,569,688
		504,201,082

Capital Goods 10.9%
AAON, Inc.	86,959	6,434,966
AAR Corp.	71,054	2,383,862
Advanced Drainage Systems, Inc.	119,255	9,836,152
Aegion Corp. *	64,348	1,182,073
Aerojet Rocketdyne Holdings, Inc. *	152,968	7,960,455
Aerovironment, Inc. *	45,863	5,263,697
Alamo Group, Inc.	20,963	2,926,225
Albany International Corp., Class A	65,135	4,528,185
Allied Motion Technologies, Inc.	15,799	714,905
Alpha Pro Tech Ltd. *(a)	24,971	356,586
Alta Equipment Group, Inc. *	36,802	349,251
Altra Industrial Motion Corp.	136,564	7,020,755
Ameresco, Inc., Class A *	52,173	2,926,384
American Superconductor Corp. *	57,247	1,415,146
American Woodmark Corp. *	35,847	3,101,124
API Group Corp. *	296,532	5,310,888
Apogee Enterprises, Inc.	54,540	1,914,354
Applied Industrial Technologies, Inc.	81,865	5,762,477
Arcosa, Inc.	102,849	5,737,946
Argan, Inc.	31,343	1,354,958
Astec Industries, Inc.	47,663	2,834,519
Astronics Corp. *	49,776	620,209
Atkore International Group, Inc. *	100,268	4,447,888
AZZ, Inc.	55,137	2,623,970
Barnes Group, Inc.	99,529	4,784,359
Beacon Roofing Supply, Inc. *	115,668	4,600,116
Bloom Energy Corp., Class A *	187,813	6,556,552
Blue Bird Corp. *	32,112	658,296
Boise Cascade Co.	82,778	3,942,716
Builders FirstSource, Inc. *	431,823	16,517,230
Caesarstone Ltd.	46,935	590,442
CAI International, Inc.	34,840	1,131,255
Chart Industries, Inc. *	76,461	9,183,731
CIRCOR International, Inc. *	42,306	1,352,523
Columbus McKinnon Corp.	48,825	2,108,752
Comfort Systems USA, Inc.	76,104	4,218,445
Concrete Pumping Holdings, Inc. *	56,380	307,835
Construction Partners, Inc., Class A *	55,520	1,577,878
Cornerstone Building Brands, Inc. *	93,312	1,061,891
CSW Industrials, Inc.	28,992	3,378,148
Cubic Corp.	66,558	4,072,018
Douglas Dynamics, Inc.	47,495	1,937,796
Ducommun, Inc. *	22,761	1,123,028
DXP Enterprises, Inc. *	34,528	800,704
Dycom Industries, Inc. *	65,007	5,274,668
EMCOR Group, Inc.	115,129	10,165,891
Encore Wire Corp.	43,157	2,492,317
Energy Recovery, Inc. *	85,533	1,183,777
Enerpac Tool Group Corp.	114,844	2,327,888
EnerSys	90,009	7,401,440
EnPro Industries, Inc.	43,838	3,164,665
ESCO Technologies, Inc.	54,181	5,151,529
EVI Industries, Inc. *(a)	10,428	374,469
Evoqua Water Technologies Corp. *	193,362	5,269,114
Federal Signal Corp.	126,670	4,140,842
Fluor Corp.	298,467	5,160,494
Franklin Electric Co., Inc.	97,469	6,766,298
FuelCell Energy, Inc. *	609,684	12,657,040
GATX Corp.	73,740	6,843,072
Gencor Industries, Inc. *	19,194	245,875
General Finance Corp. *	21,569	159,179
Gibraltar Industries, Inc. *	69,043	6,188,324
GMS, Inc. *	88,522	2,566,253

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Graham Corp.	20,244	298,801
Granite Construction, Inc.	99,293	2,940,066
Great Lakes Dredge & Dock Corp. *	133,980	1,826,147
Griffon Corp.	91,756	2,060,840
H&E Equipment Services, Inc.	67,467	1,853,993
HC2 Holdings, Inc. *	114,597	399,944
Helios Technologies, Inc.	65,800	3,589,390
Herc Holdings, Inc. *	51,527	3,296,697
Hillenbrand, Inc.	156,833	6,445,836
Hurco Cos., Inc.	13,597	400,024
Hyster-Yale Materials Handling, Inc.	20,982	1,882,295
IES Holdings, Inc. *	17,383	790,579
Insteel Industries, Inc.	39,215	989,787
JELD-WEN Holding, Inc. *	143,827	3,738,064
John Bean Technologies Corp.	66,321	7,685,277
Kadant, Inc.	24,197	3,458,961
Kaman Corp.	58,525	2,947,319
Kennametal, Inc.	175,883	6,662,448
Kratos Defense & Security Solutions, Inc. *	257,134	6,824,336
L.B. Foster Co., Class A *	21,470	325,271
Lawson Products, Inc. *	9,631	477,601
Lindsay Corp.	22,994	3,215,251
LSI Industries, Inc.	55,139	529,610
Luxfer Holdings plc	58,996	971,664
Lydall, Inc. *	36,458	1,097,386
Masonite International Corp. *	51,600	5,134,200
MasTec, Inc. *	120,060	9,262,629
Matrix Service Co. *	56,149	661,997
Maxar Technologies, Inc.	129,439	5,419,611
Mayville Engineering Co., Inc. *	15,611	218,554
Meritor, Inc. *	146,877	3,790,895
Miller Industries, Inc.	23,260	927,609
Moog, Inc., Class A	63,057	4,658,021
MRC Global, Inc. *	166,884	1,153,168
Mueller Industries, Inc.	118,327	4,040,867
Mueller Water Products, Inc., Class A	331,903	3,979,517
MYR Group, Inc. *	34,328	1,908,980
National Presto Industries, Inc.	10,819	967,327
Navistar International Corp. *	105,698	4,650,712
Nesco Holdings, Inc. *	28,555	217,589
NN, Inc. *	88,372	532,883
Northwest Pipe Co. *	20,272	613,228
NOW, Inc. *	232,390	1,926,513
NV5 Global, Inc. *	23,157	2,022,301
Omega Flex, Inc.	6,128	1,133,680
Orion Energy Systems, Inc. *	57,930	567,135
PAE, Inc. *	125,665	1,043,019
Park Aerospace Corp.	41,667	553,338
Park-Ohio Holdings Corp.	18,496	521,402
Parsons Corp. *	47,808	1,704,833
PGT Innovations, Inc. *	121,023	2,506,386
Plug Power, Inc. *	831,496	52,525,602
Powell Industries, Inc.	18,864	540,831
Preformed Line Products Co.	6,572	422,514
Primoris Services Corp.	101,791	2,962,627
Proto Labs, Inc. *	56,623	11,992,751
Quanex Building Products Corp.	69,637	1,531,318
Raven Industries, Inc.	75,810	2,446,389
RBC Bearings, Inc. *	52,181	8,731,447
Resideo Technologies, Inc. *	298,653	6,898,884
REV Group, Inc.	57,309	592,002
Rexnord Corp.	254,967	9,653,051
Rush Enterprises, Inc., Class A	86,929	3,650,149
Rush Enterprises, Inc., Class B	13,777	533,583
Simpson Manufacturing Co., Inc.	92,286	8,490,312
SiteOne Landscape Supply, Inc. *	93,025	14,668,182
SPX Corp. *	91,034	4,707,368
SPX FLOW, Inc. *	90,123	4,773,815
Standex International Corp.	25,868	2,118,848
Security	Number of Shares	Value ($)
Sterling Construction Co., Inc. *	58,195	1,191,252
Sunrun, Inc. *	318,506	22,062,911
Systemax, Inc.	26,595	1,022,046
Tennant Co.	38,846	2,631,816
Terex Corp.	142,565	5,098,124
Textainer Group Holdings Ltd. *	104,542	1,893,256
The Eastern Co.	11,372	267,697
The ExOne Co. *	27,344	758,523
The Gorman-Rupp Co.	37,436	1,179,234
The Greenbrier Cos., Inc.	68,252	2,469,357
The Manitowoc Co., Inc. *	72,433	951,770
The Shyft Group, Inc.	72,978	2,203,936
Thermon Group Holdings, Inc. *	69,275	1,010,722
Titan Machinery, Inc. *	39,945	850,828
TPI Composites, Inc. *	65,062	3,897,864
Transcat, Inc. *	14,973	547,563
TriMas Corp. *	87,311	2,763,393
Triton International Ltd.	127,947	5,929,064
Triumph Group, Inc.	107,980	1,169,423
Tutor Perini Corp. *	86,442	1,287,986
UFP Industries, Inc.	126,622	6,829,991
Ultralife Corp. *	19,577	114,917
Vectrus, Inc. *	24,319	1,249,997
Veritiv Corp. *	27,856	510,322
Vicor Corp. *	40,809	3,531,611
Wabash National Corp.	111,398	1,776,798
Watts Water Technologies, Inc., Class A	57,982	6,961,899
Welbilt, Inc. *	276,242	3,566,284
WESCO International, Inc. *	103,929	7,910,036
Willis Lease Finance Corp. *	6,012	166,653
WillScot Mobile Mini Holdings Corp. *	339,599	8,051,892
		606,364,644

Commercial & Professional Services 3.0%
ABM Industries, Inc.	141,977	5,216,235
Acacia Research Corp. *	99,552	557,491
ACCO Brands Corp.	197,125	1,594,741
Akerna Corp. *(a)	36,266	211,068
ASGN, Inc. *	107,754	8,933,884
Barrett Business Services, Inc.	16,123	1,016,555
BG Staffing, Inc.	20,590	259,846
Brady Corp., Class A	99,844	4,583,838
BrightView Holdings, Inc. *	86,225	1,222,670
Casella Waste Systems, Inc., Class A *	103,255	5,910,316
CBIZ, Inc. *	108,281	2,805,561
CECO Environmental Corp. *	64,967	450,221
Cimpress plc *	37,679	3,443,484
CompX International, Inc.	3,395	47,360
CoreCivic, Inc.	252,405	1,794,600
Covanta Holding Corp.	251,243	3,555,088
CRA International, Inc.	16,060	854,553
Deluxe Corp.	88,477	2,998,486
Ennis, Inc.	54,563	993,047
Exponent, Inc.	108,723	8,978,345
Forrester Research, Inc. *	23,321	924,911
Franklin Covey Co. *	27,102	651,803
GP Strategies Corp. *	28,794	347,832
Harsco Corp. *	166,025	2,760,996
Healthcare Services Group, Inc.	158,177	5,128,098
Heidrick & Struggles International, Inc.	40,403	1,178,151
Heritage-Crystal Clean, Inc. *	32,838	712,585
Herman Miller, Inc.	124,970	4,280,222
HNI Corp.	90,500	2,919,530
Huron Consulting Group, Inc. *	48,067	2,545,628
ICF International, Inc.	38,648	2,980,920
Insperity, Inc.	76,027	5,967,359
Interface, Inc.	123,893	1,243,886
KAR Auction Services, Inc.	273,623	5,051,081

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kelly Services, Inc., Class A	71,291	1,391,600
Kforce, Inc.	41,787	1,782,216
Kimball International, Inc., Class B	75,176	908,878
Knoll, Inc.	106,254	1,589,560
Korn Ferry	115,589	5,270,858
Mastech Digital, Inc. *	8,387	136,792
Matthews International Corp., Class A	64,206	1,960,209
McGrath RentCorp	51,123	3,567,874
Mistras Group, Inc. *	37,960	262,304
Montrose Environmental Group, Inc. *	23,592	872,432
NL Industries, Inc.	18,784	84,716
PICO Holdings, Inc. *	34,905	300,183
Pitney Bowes, Inc.	367,087	3,428,593
Quad Graphics, Inc.	67,835	317,468
Red Violet, Inc. *	13,948	312,435
Resources Connection, Inc.	65,461	755,420
SP Plus Corp. *	48,353	1,402,237
Steelcase, Inc., Class A	182,876	2,364,587
Team, Inc. *	62,364	616,156
Tetra Tech, Inc.	114,129	13,874,663
The Brink’s Co.	104,263	7,103,438
TriNet Group, Inc. *	87,188	6,461,503
TrueBlue, Inc. *	74,697	1,388,617
U.S. Ecology, Inc. *	67,174	2,216,742
UniFirst Corp.	31,944	6,797,683
Upwork, Inc. *	196,417	8,141,485
Viad Corp.	42,826	1,477,497
VSE Corp.	18,744	648,542
Willdan Group, Inc. *	21,963	981,526
		168,536,605

Consumer Durables & Apparel 3.6%
Acushnet Holdings Corp.	72,690	2,967,206
American Outdoor Brands, Inc. *	29,237	554,918
Beazer Homes USA, Inc. *	59,873	995,089
Callaway Golf Co.	197,820	5,517,200
Casper Sleep, Inc. *	52,412	415,103
Cavco Industries, Inc. *	19,468	3,672,833
Century Communities, Inc. *	61,894	2,905,304
Clarus Corp.	51,684	830,045
Crocs, Inc. *	141,379	9,899,358
Deckers Outdoor Corp. *	59,265	17,304,195
Escalade, Inc.	21,424	446,690
Ethan Allen Interiors, Inc.	48,168	1,139,173
Fossil Group, Inc. *	100,082	1,451,189
G-III Apparel Group Ltd. *	93,587	2,530,592
GoPro, Inc., Class A *	259,123	2,319,151
Green Brick Partners, Inc. *	49,874	992,493
Hamilton Beach Brands Holding Co., Class A	14,096	270,502
Helen of Troy Ltd. *	53,575	13,085,694
Hooker Furniture Corp.	24,951	751,774
Installed Building Products, Inc. *	48,402	5,078,822
iRobot Corp. *	58,415	7,015,641
Johnson Outdoors, Inc., Class A	11,120	1,212,414
KB Home	186,854	7,780,601
Kontoor Brands, Inc.	109,107	3,940,945
La-Z-Boy, Inc.	94,347	3,653,116
Lakeland Industries, Inc. *	16,673	463,509
Legacy Housing Corp. *	17,890	253,501
LGI Homes, Inc. *	47,186	5,035,218
Lifetime Brands, Inc.	25,133	349,349
M.D.C. Holdings, Inc.	110,736	5,760,487
M/I Homes, Inc. *	59,060	2,915,792
Malibu Boats, Inc., Class A *	43,568	3,054,552
Marine Products Corp.	15,704	255,661
MasterCraft Boat Holdings, Inc. *	38,935	994,011
Meritage Homes Corp. *	78,744	6,319,993
Security	Number of Shares	Value ($)
Movado Group, Inc.	33,606	694,300
Nautilus, Inc. *	63,668	1,560,503
Oxford Industries, Inc.	34,878	2,275,441
Purple Innovation, Inc. *	35,385	1,204,505
Rocky Brands, Inc.	14,158	487,885
Skyline Champion Corp. *	111,385	3,745,878
Smith & Wesson Brands, Inc.	117,911	1,952,606
Sonos, Inc. *	170,727	4,464,511
Steven Madden Ltd.	174,509	5,863,502
Sturm, Ruger & Co., Inc.	35,665	2,259,734
Superior Group of Cos., Inc.	22,508	513,858
Taylor Morrison Home Corp. *	267,365	6,946,143
The Lovesac Co. *	20,951	1,184,569
TopBuild Corp. *	70,068	14,010,097
Tri Pointe Homes, Inc. *	267,249	5,398,430
Tupperware Brands Corp. *	103,954	3,126,936
Turtle Beach Corp. *	30,122	900,648
Unifi, Inc. *	28,846	690,862
Universal Electronics, Inc. *	28,251	1,532,334
Vera Bradley, Inc. *	42,232	356,860
Vista Outdoor, Inc. *	123,676	3,607,629
VOXX International Corp. *	41,986	784,298
Wolverine World Wide, Inc.	170,905	4,894,719
YETI Holdings, Inc. *	169,351	11,146,683
		201,735,052

Consumer Services 4.2%
Accel Entertainment, Inc. *	107,680	1,036,958
Adtalem Global Education, Inc. *	110,248	4,254,470
American Public Education, Inc. *	30,593	880,467
Aspen Group, Inc. *	46,401	438,721
Bally’s Corp.	37,739	1,980,543
Biglari Holdings, Inc., Class A *	151	86,233
Biglari Holdings, Inc., Class B *	1,922	220,530
BJ’s Restaurants, Inc. *	47,010	2,197,247
Bloomin’ Brands, Inc.	185,453	3,907,495
Bluegreen Vacations Corp.	11,032	85,277
Bluegreen Vacations Holding Corp. *	26,062	341,152
Boyd Gaming Corp. *	172,137	7,773,707
Brinker International, Inc.	94,967	5,591,657
Caesars Entertainment, Inc. *	381,387	26,845,831
Carriage Services, Inc.	34,657	1,147,840
Carrols Restaurant Group, Inc. *	76,027	466,806
Century Casinos, Inc. *	57,453	399,298
Churchill Downs, Inc.	80,490	15,087,850
Chuy’s Holdings, Inc. *	41,563	1,458,030
Collectors Universe, Inc.	19,431	1,774,245
Cracker Barrel Old Country Store, Inc.	50,218	6,794,998
Dave & Buster’s Entertainment, Inc. *	93,626	3,185,157
Del Taco Restaurants, Inc. *	61,919	595,661
Denny’s Corp. *	131,683	2,071,374
Dine Brands Global, Inc.	32,996	2,268,805
El Pollo Loco Holdings, Inc. *	38,917	791,961
Everi Holdings, Inc. *	173,940	2,275,135
Fiesta Restaurant Group, Inc. *	38,977	586,994
Franchise Group, Inc.	46,158	1,674,612
GAN Ltd. *	51,520	1,216,387
Golden Entertainment, Inc. *	36,008	612,136
Hilton Grand Vacations, Inc. *	180,466	5,363,450
Houghton Mifflin Harcourt Co. *	224,292	1,105,760
International Game Technology plc	210,565	3,392,202
Jack in the Box, Inc.	47,982	4,517,025
Kura Sushi USA, Inc., Class A *	7,069	160,113
Laureate Education, Inc., Class A *	227,986	2,966,098
Lindblad Expeditions Holdings, Inc. *	55,138	865,667
Marriott Vacations Worldwide Corp.	85,758	10,527,652
Monarch Casino & Resort, Inc. *	26,615	1,406,603
Nathan’s Famous, Inc.	5,830	323,623

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Noodles & Co. *	67,928	575,350
OneSpaWorld Holdings Ltd. *	97,176	922,200
Papa John’s International, Inc.	69,289	7,086,879
Penn National Gaming, Inc. *	329,983	34,225,837
Perdoceo Education Corp. *	146,711	1,735,591
PlayAGS, Inc. *	55,864	287,700
RCI Hospitality Holdings, Inc.	18,300	704,184
Red Robin Gourmet Burgers, Inc. *	32,227	844,025
Red Rock Resorts, Inc., Class A	139,436	3,273,957
Regis Corp. *	49,027	465,266
Ruth’s Hospitality Group, Inc.	68,743	1,250,435
Scientific Games Corp., Class A *	120,987	4,745,110
SeaWorld Entertainment, Inc. *	107,782	3,079,332
Shake Shack, Inc., Class A *	74,305	8,427,673
Strategic Education, Inc.	51,128	4,518,181
Stride, Inc. *	85,704	2,206,878
Target Hospitality Corp. *	54,340	96,182
Texas Roadhouse, Inc.	139,108	10,601,421
The Cheesecake Factory, Inc.	89,801	4,038,351
Universal Technical Institute, Inc. *	59,292	360,495
Vivint Smart Home, Inc. *	164,890	3,114,772
Wingstop, Inc.	62,759	9,416,988
WW International, Inc. *	99,999	2,655,973
		233,308,550

Diversified Financials 3.4%
A-Mark Precious Metals, Inc.	10,596	302,834
Alerus Financial Corp.	31,762	764,194
Anworth Mortgage Asset Corp.	208,768	509,394
Apollo Commercial Real Estate Finance, Inc.	298,765	3,340,193
Arbor Realty Trust, Inc.	244,613	3,488,181
Ares Commercial Real Estate Corp.	64,390	728,895
Arlington Asset Investment Corp., Class A *	70,121	253,838
ARMOUR Residential REIT, Inc.	135,333	1,511,670
Artisan Partners Asset Management, Inc., Class A	116,380	5,632,792
Assetmark Financial Holdings, Inc. *	35,152	809,199
Associated Capital Group, Inc., Class A	3,518	115,531
Atlanticus Holdings Corp. *	10,849	279,145
B. Riley Financial, Inc.	39,991	1,927,566
Banco Latinoamericano de Comercio Exterior, S.A., Class E	65,129	992,566
BGC Partners, Inc., Class A	659,364	2,340,742
Blackstone Mortgage Trust, Inc., Class A	291,719	7,777,229
Blucora, Inc. *	102,232	1,692,962
Brightsphere Investment Group, Inc.	129,854	2,380,224
Broadmark Realty Capital, Inc.	272,519	2,804,221
Cannae Holdings, Inc. *	182,597	6,936,860
Capstead Mortgage Corp.	203,278	1,085,505
Cherry Hill Mortgage Investment Corp.	31,126	273,909
Chimera Investment Corp.	406,968	4,110,377
Cohen & Steers, Inc.	51,741	3,389,035
Colony Credit Real Estate, Inc.	177,530	1,402,487
Cowen, Inc., Class A	54,447	1,369,342
Curo Group Holdings Corp.	39,199	569,561
Diamond Hill Investment Group, Inc.	6,506	964,384
Donnelley Financial Solutions, Inc. *	63,367	1,133,636
Dynex Capital, Inc.	46,620	841,491
Ellington Financial, Inc.	87,623	1,310,840
Ellington Residential Mortgage REIT	19,467	232,825
Encore Capital Group, Inc. *	66,117	1,963,675
Enova International, Inc. *	72,852	1,646,455
EZCORP, Inc., Class A *	99,460	446,575
Federated Hermes, Inc.	201,285	5,434,695
FirstCash, Inc.	86,179	5,074,220
Focus Financial Partners, Inc., Class A *	66,709	3,174,014
Security	Number of Shares	Value ($)
GAMCO Investors, Inc., Class A	11,191	199,312
Granite Point Mortgage Trust, Inc.	114,334	1,065,593
Great Ajax Corp.	45,201	445,230
Green Dot Corp., Class A *	109,004	5,475,271
Greenhill & Co., Inc.	30,560	354,802
GWG Holdings, Inc. *	6,185	45,027
Hamilton Lane, Inc., Class A	67,954	5,121,693
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	155,522	9,199,126
Houlihan Lokey, Inc.	109,536	7,103,410
Invesco Mortgage Capital, Inc.	385,657	1,558,054
KKR Real Estate Finance Trust, Inc.	60,859	1,041,906
Ladder Capital Corp. REIT	224,890	2,210,669
LendingClub Corp. *	148,370	1,609,814
Marlin Business Services Corp.	18,213	259,535
MFA Financial, Inc.	962,018	3,501,746
Moelis & Co., Class A	111,854	5,560,262
Navient Corp.	389,623	4,385,207
Nelnet, Inc., Class A	36,607	2,518,196
New York Mortgage Trust, Inc.	803,488	2,997,010
Oportun Financial Corp. *	41,788	669,026
Oppenheimer Holdings, Inc., Class A	19,240	667,051
Orchid Island Capital, Inc.	145,763	753,595
PennyMac Mortgage Investment Trust	207,882	3,585,964
Piper Sandler Cos.	36,899	3,369,986
PJT Partners, Inc., Class A	49,253	3,397,964
PRA Group, Inc. *	95,583	3,151,372
PROG Holdings, Inc.	142,825	6,738,483
Pzena Investment Management, Inc., Class A	35,617	295,621
Ready Capital Corp.	88,314	1,005,013
Redwood Trust, Inc.	237,909	2,041,259
Regional Management Corp.	18,036	510,419
Safeguard Scientifics, Inc. *	39,793	271,786
Sculptor Capital Management, Inc.	39,090	662,966
Siebert Financial Corp. *	21,989	180,750
Silvercrest Asset Management Group, Inc., Class A	20,498	313,824
StepStone Group, Inc. *	41,264	1,449,192
Stifel Financial Corp.	211,625	10,966,407
StoneX Group, Inc. *	34,824	1,863,780
SWK Holdings Corp. *	7,615	103,640
TPG RE Finance Trust, Inc.	126,445	1,235,368
Two Harbors Investment Corp.	580,997	3,526,652
Value Line, Inc.	2,468	76,014
Virtus Investment Partners, Inc.	15,441	3,242,610
Waddell & Reed Financial, Inc., Class A	130,305	3,295,413
Western Asset Mortgage Capital Corp.	121,982	359,847
Westwood Holdings Group, Inc.	15,503	183,556
WisdomTree Investments, Inc.	295,240	1,575,105
World Acceptance Corp. *	9,329	1,337,965
		190,493,753

Energy 2.3%
Adams Resources & Energy, Inc.	4,755	115,119
Antero Resources Corp. *	514,287	3,569,152
Arch Resources, Inc.	32,082	1,537,369
Archrock, Inc.	276,102	2,449,025
Ardmore Shipping Corp.	70,613	225,962
Aspen Aerogels, Inc. *	43,548	873,573
Berry Corp.	140,345	540,328
Bonanza Creek Energy, Inc. *	40,336	833,342
Brigham Minerals, Inc., Class A	90,590	1,213,000
Bristow Group, Inc. *	13,692	331,483
Cactus, Inc., Class A	101,035	2,647,117
ChampionX Corp. *	393,612	6,018,327
Clean Energy Fuels Corp. *	275,671	2,820,114
CNX Resources Corp. *	471,369	5,972,245

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comstock Resources, Inc. *	50,543	229,971
CONSOL Energy, Inc. *	62,412	506,785
Contango Oil & Gas Co. *	240,394	574,542
CVR Energy, Inc.	63,016	1,077,574
Delek US Holdings, Inc.	131,680	2,470,317
DHT Holdings, Inc.	237,183	1,273,673
Diamond S Shipping, Inc. *	57,511	367,495
DMC Global, Inc.	30,854	1,763,923
Dorian LPG Ltd. *	80,349	931,245
Dril-Quip, Inc. *	73,604	2,216,952
Earthstone Energy, Inc., Class A *	50,385	258,979
Energy Fuels, Inc. *(a)	272,819	1,036,712
Evolution Petroleum Corp.	66,219	210,576
Exterran Corp. *	53,144	229,582
Falcon Minerals Corp.	84,378	258,197
Frank’s International N.V. *	331,970	922,877
Frontline Ltd. (a)	249,156	1,470,020
Golar LNG Ltd. *	191,595	2,074,974
Goodrich Petroleum Corp. *	18,729	181,109
Green Plains, Inc. *	72,443	1,391,630
Helix Energy Solutions Group, Inc. *	303,072	1,248,657
International Seaways, Inc.	50,058	801,429
Kosmos Energy Ltd.	854,815	1,897,689
Liberty Oilfield Services, Inc., Class A	156,898	1,885,914
Magnolia Oil & Gas Corp., Class A *	261,491	2,214,829
Matador Resources Co. *	233,902	3,574,023
Nabors Industries Ltd.	15,006	1,071,728
NACCO Industries, Inc., Class A	7,792	186,774
National Energy Services Reunited Corp. *	44,432	478,977
Newpark Resources, Inc. *	187,744	448,708
NextDecade Corp. *(a)	45,447	105,891
NexTier Oilfield Solutions, Inc. *	339,902	1,128,475
Nordic American Tankers Ltd. (a)	307,257	909,481
Oceaneering International, Inc. *	209,393	1,769,371
Oil States International, Inc. *	126,742	709,755
Overseas Shipholding Group, Inc., Class A *	133,236	275,799
Ovintiv, Inc.	554,731	8,742,561
Par Pacific Holdings, Inc. *	84,285	1,119,305
Patterson-UTI Energy, Inc.	388,452	2,388,980
PBF Energy, Inc., Class A	205,092	1,737,129
PDC Energy, Inc. *	211,486	4,591,361
Peabody Energy Corp. *	135,967	520,754
Penn Virginia Corp. *	27,924	280,357
PrimeEnergy Resources Corp. *	1,079	38,607
ProPetro Holding Corp. *	169,512	1,354,401
Range Resources Corp. *	453,740	4,178,945
Renewable Energy Group, Inc. *	80,975	7,255,360
REX American Resources Corp. *	11,838	905,607
RPC, Inc. *	124,658	555,975
Scorpio Tankers, Inc.	107,703	1,339,825
Select Energy Services, Inc., Class A *	126,573	635,396
SFL Corp., Ltd.	201,634	1,274,327
SM Energy Co.	240,565	2,018,340
Solaris Oilfield Infrastructure, Inc., Class A	62,053	564,682
Southwestern Energy Co. *	1,371,339	5,169,948
Talos Energy, Inc. *	27,101	229,274
Tellurian, Inc. *	359,900	1,090,497
Tidewater, Inc. *	85,670	813,008
Transocean Ltd. *	1,239,433	4,164,495
Uranium Energy Corp. *	407,825	664,755
US Silica Holdings, Inc.	155,225	1,263,531
W&T Offshore, Inc. *	193,213	467,575
Whiting Petroleum Corp. *	2,611	53,108
World Fuel Services Corp.	132,518	4,053,726
		124,772,618

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc. *	290,064	12,202,992
HF Foods Group, Inc. *(a)	73,731	577,314
Ingles Markets, Inc., Class A	30,343	1,443,113
Natural Grocers by Vitamin Cottage, Inc.	19,294	321,245
Performance Food Group Co. *	277,545	13,011,310
PriceSmart, Inc.	48,187	4,523,796
Rite Aid Corp. *	116,023	3,050,245
SpartanNash, Co.	75,050	1,389,926
The Andersons, Inc.	65,752	1,512,296
The Chefs’ Warehouse, Inc. *	63,701	1,738,400
United Natural Foods, Inc. *	115,474	3,127,036
Village Super Market, Inc., Class A	18,142	382,252
Weis Markets, Inc.	20,433	1,006,938
		44,286,863

Food, Beverage & Tobacco 1.9%
Alico, Inc.	11,041	327,918
B&G Foods, Inc. (a)	135,038	5,142,247
Bridgford Foods Corp. *	3,608	60,434
Cal-Maine Foods, Inc. *	78,673	3,016,323
Calavo Growers, Inc.	35,038	2,668,144
Celsius Holdings, Inc. *	75,272	4,019,525
Coca-Cola Consolidated, Inc.	10,013	2,672,069
Darling Ingredients, Inc. *	340,728	21,128,543
Farmer Brothers Co. *	34,576	181,178
Fresh Del Monte Produce, Inc.	65,683	1,607,263
Freshpet, Inc. *	81,998	11,423,141
Hostess Brands, Inc. *	265,705	4,078,572
J&J Snack Foods Corp.	31,719	4,842,223
John B. Sanfilippo & Son, Inc.	18,465	1,485,140
Laird Superfood, Inc. *	6,491	281,320
Lancaster Colony Corp.	40,133	7,006,419
Landec Corp. *	54,522	581,205
Limoneira Co.	33,787	539,578
MGP Ingredients, Inc.	27,191	1,574,359
Mission Produce, Inc. *	15,121	290,777
National Beverage Corp. (a)	25,165	3,813,504
NewAge, Inc. *	200,205	610,625
Primo Water Corp.	330,998	5,113,919
Sanderson Farms, Inc.	42,699	5,815,177
Seneca Foods Corp., Class A *	13,656	495,030
The Simply Good Foods Co. *	180,421	5,149,215
Tootsie Roll Industries, Inc.	34,100	1,349,678
Turning Point Brands, Inc.	25,250	1,189,275
Universal Corp.	51,716	2,372,213
Vector Group Ltd.	295,891	3,473,760
Vital Farms, Inc. *	21,122	522,347
		102,831,121

Health Care Equipment & Services 7.4%
1Life Healthcare, Inc. *	166,492	8,424,495
Accelerate Diagnostics, Inc. *(a)	67,688	694,479
Accolade, Inc. *	27,873	1,412,882
Accuray, Inc. *	187,454	926,023
Acutus Medical, Inc. *	21,238	549,852
AdaptHealth Corp. *	52,918	2,025,172
Addus HomeCare Corp. *	31,435	3,538,009
Allscripts Healthcare Solutions, Inc. *	332,952	5,493,708
Alphatec Holdings, Inc. *	116,718	1,736,764
AMN Healthcare Services, Inc. *	98,840	7,128,341
AngioDynamics, Inc. *	77,108	1,445,004
Antares Pharma, Inc. *	347,515	1,522,116
Apollo Medical Holdings, Inc. *	42,360	931,920
Apyx Medical Corp. *	71,644	665,573
Aspira Women’s Health, Inc. *(a)	168,124	1,499,666

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AtriCure, Inc. *	92,637	5,394,253
Atrion Corp.	2,997	1,952,456
Avalon GloboCare Corp. *(a)	44,971	55,764
Avanos Medical, Inc. *	100,890	4,570,317
AxoGen, Inc. *	76,610	1,329,184
Axonics Modulation Technologies, Inc. *	64,165	3,317,331
Bellerophon Therapeutics, Inc. *(a)	9,386	64,951
Beyond Air, Inc. *	28,160	166,707
Biodesix, Inc. *	6,260	151,367
BioLife Solutions, Inc. *	29,889	1,133,391
BioSig Technologies, Inc. *(a)	49,912	221,110
BioTelemetry, Inc. *	71,105	5,081,163
Brookdale Senior Living, Inc. *	386,890	1,911,237
Cantel Medical Corp. *	80,363	6,346,266
Cardiovascular Systems, Inc. *	83,262	3,745,957
Castle Biosciences, Inc. *	25,212	1,684,918
Cerus Corp. *	348,001	2,293,327
Chembio Diagnostics, Inc. *(a)	41,983	276,668
Co-Diagnostics, Inc. *(a)	55,110	707,612
Community Health Systems, Inc. *	180,615	1,683,332
Computer Programs & Systems, Inc.	26,742	823,119
CONMED Corp.	57,581	6,443,314
CorVel Corp. *	18,594	1,837,459
Covetrus, Inc. *	246,119	8,385,274
Cross Country Healthcare, Inc. *	74,694	654,319
CryoLife, Inc. *	80,439	1,924,905
CryoPort, Inc. *	73,944	5,042,981
Cutera, Inc. *	36,100	873,981
CytoSorbents Corp. *	88,398	927,295
Eargo, Inc. *(a)	16,674	876,719
Electromed, Inc. *	14,954	148,643
Enzo Biochem, Inc. *	92,538	260,957
Evolent Health, Inc., Class A *	160,529	2,740,230
Exagen, Inc. *	10,253	160,972
Five Star Senior Living, Inc. *	40,592	293,480
FONAR Corp. *	12,750	227,205
Fulgent Genetics, Inc. *(a)	28,702	3,171,284
GenMark Diagnostics, Inc. *	147,460	2,036,423
Glaukos Corp. *	90,447	8,021,744
Hanger, Inc. *	78,048	1,599,204
Health Catalyst, Inc. *	71,328	3,543,575
HealthEquity, Inc. *	159,591	13,333,828
HealthStream, Inc. *	54,841	1,276,698
Heska Corp. *	14,754	2,469,229
HMS Holdings Corp. *	186,589	6,870,207
ICAD, Inc. *	43,349	658,471
Inari Medical, Inc. *	16,223	1,547,999
InfuSystem Holdings, Inc. *	31,157	548,986
Inogen, Inc. *	38,889	1,902,839
Inovalon Holdings, Inc., Class A *	158,202	3,860,129
Inspire Medical Systems, Inc. *	55,425	11,168,692
Integer Holdings Corp. *	69,320	5,115,816
Intersect ENT, Inc. *	68,968	1,549,711
IntriCon Corp. *	18,287	335,201
Invacare Corp.	71,417	668,463
iRadimed Corp. *	12,445	307,889
iRhythm Technologies, Inc. *	61,184	10,304,609
Lantheus Holdings, Inc. *	139,968	2,277,279
LeMaitre Vascular, Inc.	34,956	1,679,985
LENSAR, Inc. *	14,647	102,383
LHC Group, Inc. *	64,289	12,807,655
LivaNova plc *	103,513	6,510,968
Magellan Health, Inc. *	50,840	4,777,943
MEDNAX, Inc. *	158,026	4,309,369
Meridian Bioscience, Inc. *	89,320	1,973,972
Merit Medical Systems, Inc. *	114,756	6,214,037
Mesa Laboratories, Inc.	10,068	2,790,246
Milestone Scientific, Inc. *(a)	101,576	286,444
Misonix, Inc. *	24,975	343,656
Security	Number of Shares	Value ($)
ModivCare, Inc. *	25,595	4,058,599
NantHealth, Inc. *(a)	58,065	245,034
National HealthCare Corp.	26,630	1,705,652
National Research Corp.	28,663	1,298,434
Natus Medical, Inc. *	71,102	1,732,756
Nemaura Medical, Inc. *	14,458	61,447
Neogen Corp. *	111,745	9,036,818
Nevro Corp. *	72,023	11,652,601
NextGen Healthcare, Inc. *	118,246	2,338,906
NuVasive, Inc. *	108,887	5,851,587
Omnicell, Inc. *	89,940	10,594,932
Ontrak, Inc. *(a)	16,994	1,347,454
OptimizeRx Corp. *	31,575	1,425,296
Option Care Health, Inc. *	92,697	1,713,041
OraSure Technologies, Inc. *	150,075	2,285,642
Orthofix Medical, Inc. *	39,636	1,601,691
OrthoPediatrics Corp. *	27,779	1,282,834
Outset Medical, Inc. *	21,352	1,106,674
Owens & Minor, Inc.	153,786	4,472,097
Patterson Cos., Inc.	179,736	5,694,036
PAVmed, Inc. *	77,257	158,377
PetIQ, Inc. *	45,341	1,571,519
Phreesia, Inc. *	70,382	4,595,241
Progenity, Inc. *(a)	7,029	48,360
Progyny, Inc. *	56,558	2,645,218
Pulmonx Corp. *	24,672	1,399,396
Pulse Biosciences, Inc. *	29,283	1,000,014
Quotient Ltd. *	155,802	944,160
R1 RCM, Inc. *	229,861	5,799,393
RadNet, Inc. *	92,331	1,653,648
Repro-Med Systems, Inc. *	55,928	225,949
Retractable Technologies, Inc. *(a)	28,557	459,482
Rockwell Medical, Inc. *	148,170	177,804
Schrodinger, Inc. *	63,709	5,754,834
SeaSpine Holdings Corp. *	56,598	920,283
Select Medical Holdings Corp. *	230,139	5,914,572
Sharps Compliance Corp. *	30,750	406,515
Shockwave Medical, Inc. *	60,232	6,989,321
SI-BONE, Inc. *	61,272	1,794,044
Sientra, Inc. *	98,922	463,944
Silk Road Medical, Inc. *	57,861	3,155,160
Simulations Plus, Inc.	29,414	2,327,824
Soliton, Inc. *(a)	15,611	169,535
STAAR Surgical Co. *	97,008	9,951,081
Stereotaxis, Inc. *	95,096	457,412
Surgalign Holdings, Inc. *	122,511	205,818
Surgery Partners, Inc. *	47,576	1,773,633
Surmodics, Inc. *	28,155	1,281,053
Tabula Rasa HealthCare, Inc. *	44,908	2,550,325
Tactile Systems Technology, Inc. *	38,653	2,108,521
Tela Bio, Inc. *	14,201	203,074
Tenet Healthcare Corp. *	221,324	10,461,986
The Ensign Group, Inc.	109,477	8,569,860
The Joint Corp. *	27,648	899,389
The Pennant Group, Inc. *	54,015	2,904,387
Tivity Health, Inc. *	91,354	2,060,033
TransMedics Group, Inc. *	53,327	1,214,789
Triple-S Management Corp., Class B *	48,167	1,128,553
U.S. Physical Therapy, Inc.	26,881	3,234,860
Utah Medical Products, Inc.	7,102	615,530
Vapotherm, Inc. *	41,260	1,425,533
Varex Imaging Corp. *	80,399	1,556,525
Venus Concept, Inc. *	39,646	75,327
Viemed Healthcare, Inc. *	74,966	628,965
ViewRay, Inc. *	237,346	1,053,816
Vocera Communications, Inc. *	68,234	2,998,884

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VolitionRX Ltd. *	56,768	261,700
Zynex, Inc. *	38,717	699,616
		412,467,896

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	84,410	1,963,377
Central Garden & Pet Co. *	20,124	851,044
Central Garden & Pet Co., Class A *	84,107	3,280,173
Edgewell Personal Care Co.	115,509	3,858,000
elf Beauty, Inc. *	95,859	2,085,892
Inter Parfums, Inc.	37,425	2,327,086
Lifevantage Corp. *	28,080	251,035
Medifast, Inc.	23,922	5,613,776
Nature’s Sunshine Products, Inc. *	18,214	292,335
Oil-Dri Corp. of America	10,539	365,387
Revlon, Inc., Class A *(a)	14,442	166,083
USANA Health Sciences, Inc. *	24,523	2,029,523
Veru, Inc. *	110,891	978,059
WD-40 Co.	28,892	8,795,014
		32,856,784

Insurance 1.8%
Ambac Financial Group, Inc. *	96,342	1,389,252
American Equity Investment Life Holding Co.	192,156	5,609,034
AMERISAFE, Inc.	40,367	2,240,369
Argo Group International Holdings Ltd.	68,896	2,779,954
BRP Group, Inc., Class A *	90,399	2,098,161
Citizens, Inc. *	103,991	629,146
CNO Financial Group, Inc.	293,615	6,227,574
Crawford & Co., Class A	34,321	261,183
Donegal Group, Inc., Class A	23,768	329,662
eHealth, Inc. *	54,599	2,612,562
Employers Holdings, Inc.	61,034	1,861,537
Enstar Group Ltd. *	25,473	5,099,949
FBL Financial Group, Inc., Class A	20,448	1,145,906
FedNat Holding Co.	26,577	138,200
Genworth Financial, Inc., Class A *	1,070,148	3,039,220
Goosehead Insurance, Inc., Class A	27,922	3,730,379
Greenlight Capital Re Ltd., Class A *	57,682	433,192
HCI Group, Inc.	12,745	709,004
Heritage Insurance Holdings, Inc.	52,082	485,404
Horace Mann Educators Corp.	87,787	3,438,617
Independence Holding Co.	9,712	374,009
Investors Title Co.	2,770	396,110
James River Group Holdings Ltd.	63,408	2,820,388
Kinsale Capital Group, Inc.	44,789	8,400,625
MBIA, Inc. *	103,450	635,183
National Western Life Group, Inc., Class A	5,474	985,320
NI Holdings, Inc. *	19,067	324,139
Palomar Holdings, Inc. *	42,917	4,274,104
ProAssurance Corp.	114,251	2,094,221
ProSight Global, Inc. *	18,794	233,985
Protective Insurance Corp., Class B	19,116	268,962
RLI Corp.	83,817	8,111,809
Safety Insurance Group, Inc.	30,112	2,211,425
Selective Insurance Group, Inc.	125,191	8,134,911
Selectquote, Inc. *	66,142	1,396,919
State Auto Financial Corp.	36,998	611,947
Stewart Information Services Corp.	56,025	2,598,439
Third Point Reinsurance Ltd. *	169,872	1,567,919
Tiptree, Inc.	49,321	240,193
Trean Insurance Group, Inc. *	24,794	369,183
Trupanion, Inc. *	63,786	7,156,789
United Fire Group, Inc.	44,561	1,227,210
United Insurance Holdings Corp.	45,824	232,786
Universal Insurance Holdings, Inc.	56,782	760,311
Security	Number of Shares	Value ($)
Vericity, Inc. *	3,971	35,342
Watford Holdings Ltd. *	36,369	1,256,913
		100,977,447

Materials 3.9%
Advanced Emissions Solutions, Inc.	34,706	175,959
AdvanSix, Inc. *	58,254	1,241,975
AgroFresh Solutions, Inc. *	63,989	125,418
Alcoa Corp. *	396,649	7,139,682
Allegheny Technologies, Inc. *	268,775	4,571,863
American Vanguard Corp.	60,882	1,007,597
Amyris, Inc. *	224,961	2,114,633
Arconic Corp. *	210,682	5,309,186
Avient Corp.	193,509	7,436,551
Balchem Corp.	68,126	7,291,526
Caledonia Mining Corp. plc	24,601	369,753
Carpenter Technology Corp.	100,559	3,141,463
Century Aluminum Co. *	107,532	1,048,437
Chase Corp.	15,628	1,566,551
Clearwater Paper Corp. *	34,142	1,300,127
Cleveland-Cliffs, Inc.	836,443	12,831,036
Coeur Mining, Inc. *	512,805	4,640,885
Commercial Metals Co.	251,713	4,956,229
Compass Minerals International, Inc.	72,276	4,210,800
Domtar Corp.	116,330	3,486,410
Ferro Corp. *	173,383	2,390,952
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	—
Forterra, Inc. *	61,963	1,133,923
Fortitude Gold Corp. *(b)	40,903	42,948
FutureFuel Corp.	54,849	729,492
Gatos Silver, Inc. *	49,140	649,139
GCP Applied Technologies, Inc. *	103,474	2,565,120
Glatfelter Corp.	92,621	1,449,519
Gold Resource Corp.	143,162	403,717
Greif, Inc., Class A	54,647	2,467,859
Greif, Inc., Class B	12,437	568,371
H.B. Fuller Co.	108,969	5,545,432
Hawkins, Inc.	20,645	1,134,030
Haynes International, Inc.	26,653	618,083
Hecla Mining Co.	1,105,058	6,287,780
Ingevity Corp. *	87,952	5,777,567
Innospec, Inc.	51,830	4,550,156
Intrepid Potash, Inc. *	20,463	465,124
Kaiser Aluminum Corp.	33,306	2,887,630
Koppers Holdings, Inc. *	43,490	1,447,347
Kraton Corp. *	65,677	1,844,210
Kronos Worldwide, Inc.	47,916	678,491
Livent Corp. *	310,691	5,660,790
Louisiana-Pacific Corp.	232,562	8,839,682
Marrone Bio Innovations, Inc. *	144,843	240,439
Materion Corp.	43,109	2,939,603
Minerals Technologies, Inc.	72,131	4,445,434
Myers Industries, Inc.	75,923	1,522,256
Neenah, Inc.	35,469	1,806,082
Novagold Resources, Inc. *	503,234	4,589,494
O-I Glass, Inc.	331,898	4,195,191
Olympic Steel, Inc.	19,559	266,980
Orion Engineered Carbons S.A.	126,748	1,930,372
Pactiv Evergreen, Inc. *	84,251	1,190,467
PQ Group Holdings, Inc.	81,854	1,127,948
Quaker Chemical Corp.	28,142	7,376,862
Ranpak Holdings Corp. *	61,992	1,074,941
Rayonier Advanced Materials, Inc. *	132,421	916,353
Ryerson Holding Corp. *	33,866	417,906
Schnitzer Steel Industries, Inc., Class A	54,616	1,612,264
Schweitzer-Mauduit International, Inc.	65,941	2,449,049
Sensient Technologies Corp.	89,801	6,333,665

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stepan Co.	45,609	5,139,222
Summit Materials, Inc., Class A *	242,749	4,983,637
SunCoke Energy, Inc.	177,892	877,008
TimkenSteel Corp. *	97,139	488,609
Trecora Resources *	52,180	329,256
Tredegar Corp.	54,497	795,111
Trinseo S.A.	81,018	4,118,145
Tronox Holdings plc, Class A *	190,061	2,917,436
UFP Technologies, Inc. *	14,279	656,977
United States Lime & Minerals, Inc.	4,273	517,033
United States Steel Corp.	464,078	8,242,025
US Concrete, Inc. *	33,807	1,497,312
Verso Corp., Class A	67,254	773,421
Warrior Met Coal, Inc.	109,275	2,515,511
Worthington Industries, Inc.	77,255	4,043,527
		214,432,979

Media & Entertainment 1.5%
AMC Entertainment Holdings, Inc., Class A (a)	160,782	2,131,969
AMC Networks, Inc., Class A *	60,243	2,977,209
Boston Omaha Corp., Class A *	28,028	765,164
Cardlytics, Inc. *	55,424	6,776,692
Cargurus, Inc. *	185,851	5,436,142
Cars.com, Inc. *	142,958	1,659,742
Cinemark Holdings, Inc.	226,479	4,583,935
comScore, Inc. *	125,921	401,688
Daily Journal Corp. *	2,405	803,270
DHI Group, Inc. *	98,817	247,043
Emerald Holding, Inc.	53,276	216,301
Entercom Communications Corp., Class A	248,799	1,156,915
Entravision Communications Corp., Class A	124,684	398,989
Eros STX Global Corp. *(a)	338,283	642,738
Eventbrite, Inc., Class A *	136,647	2,439,149
EverQuote, Inc., Class A *	29,739	1,340,039
Fluent, Inc. *	88,752	481,036
Gaia, Inc. *	25,331	231,525
Gannett Co., Inc. *	279,872	1,253,827
Glu Mobile, Inc. *	310,360	2,734,272
Gray Television, Inc. *	184,154	3,139,826
Hemisphere Media Group, Inc. *	34,931	364,680
iHeartMedia, Inc., Class A *	128,435	1,867,445
IMAX Corp. *	104,301	1,971,289
Liberty Media Corp. - Liberty Braves, Class A *	20,801	569,115
Liberty Media Corp. - Liberty Braves, Class C *	77,439	2,073,816
Liberty TripAdvisor Holdings, Inc., Class A *	152,640	622,771
LiveXLive Media, Inc. *	102,959	392,274
Loral Space & Communications, Inc.	27,505	698,627
MediaAlpha, Inc. *	23,095	1,270,225
Meredith Corp.	83,659	1,834,642
MSG Networks, Inc., Class A *	63,064	1,089,115
National CineMedia, Inc.	135,081	562,612
QuinStreet, Inc. *	102,173	2,163,002
Saga Communications, Inc., Class A	8,051	181,148
Scholastic Corp.	61,715	1,590,396
Sinclair Broadcast Group, Inc., Class A	93,699	2,952,455
TechTarget, Inc. *	50,465	3,769,735
TEGNA, Inc.	464,794	7,450,648
The E.W. Scripps Co., Class A	118,801	1,759,443
The Marcus Corp.	47,126	829,418
Tribune Publishing Co.	33,939	495,849
TrueCar, Inc. *	220,561	988,113
Security	Number of Shares	Value ($)
WideOpenWest, Inc. *	109,532	1,166,516
Yelp, Inc. *	152,602	4,973,299
		81,454,104

Pharmaceuticals, Biotechnology & Life Sciences 13.8%
89bio, Inc. *	17,365	352,509
Abeona Therapeutics, Inc. *	128,511	245,456
AcelRx Pharmaceuticals, Inc. *(a)	174,031	382,868
ADMA Biologics, Inc. *	145,274	322,508
Adverum Biotechnologies, Inc. *	188,547	2,324,784
Aeglea BioTherapeutics, Inc. *	94,090	653,925
Aerie Pharmaceuticals, Inc. *	77,428	1,330,987
Affimed N.V. *	181,378	1,039,296
Agenus, Inc. *	336,945	1,239,958
Agile Therapeutics, Inc. *	140,985	397,578
Akebia Therapeutics, Inc. *	304,924	987,954
Akero Therapeutics, Inc. *	29,038	854,298
Akouos, Inc. *	30,110	479,351
Albireo Pharma, Inc. *	36,104	1,323,934
Alector, Inc. *	98,126	1,652,442
Aligos Therapeutics, Inc. *	21,055	593,119
Allakos, Inc. *	55,521	7,402,615
Allogene Therapeutics, Inc. *	114,305	3,966,383
Allovir, Inc. *	37,964	1,388,343
ALX Oncology Holdings, Inc. *	20,525	1,626,606
Amicus Therapeutics, Inc. *	544,464	10,295,814
Amneal Pharmaceuticals, Inc. *	211,269	1,016,204
Amphastar Pharmaceuticals, Inc. *	76,523	1,391,188
AnaptysBio, Inc. *	45,686	1,184,181
Anavex Life Sciences Corp. *(a)	110,310	692,747
ANI Pharmaceuticals, Inc. *	19,708	562,466
Anika Therapeutics, Inc. *	29,540	1,093,275
Annexon, Inc. *	32,572	716,584
Apellis Pharmaceuticals, Inc. *	127,207	5,631,454
Applied Genetic Technologies Corp. *	55,662	219,308
Applied Molecular Transport, Inc. *	26,512	929,246
Applied Therapeutics, Inc. *	29,367	614,945
Aprea Therapeutics, Inc. *	14,777	81,569
Aptinyx, Inc. *	71,316	248,180
Aquestive Therapeutics, Inc. *(a)	40,688	215,240
Aravive, Inc. *	26,214	137,623
Arcturus Therapeutics Holdings, Inc. *	46,614	3,377,650
Arcus Biosciences, Inc. *	89,575	3,110,940
Arcutis Biotherapeutics, Inc. *	44,191	1,205,972
Ardelyx, Inc. *	158,847	1,078,571
Arena Pharmaceuticals, Inc. *	123,139	9,141,839
Arrowhead Pharmaceuticals, Inc. *	212,570	16,404,027
Arvinas, Inc. *	73,206	5,522,661
Assembly Biosciences, Inc. *	63,817	356,099
Atara Biotherapeutics, Inc. *	160,642	2,965,451
Atea Pharmaceuticals, Inc. *	30,755	2,245,115
Athenex, Inc. *	150,295	1,964,356
Athersys, Inc. *	368,298	712,657
Athira Pharma, Inc. *	26,787	571,099
Atreca, Inc. Class A *	61,829	803,777
Avenue Therapeutics, Inc. *(a)	14,314	84,739
AVEO Pharmaceuticals, Inc. *	45,283	359,094
Avid Bioservices, Inc. *	119,179	1,738,822
Avidity Biosciences, Inc. *	35,797	819,035
Avrobio, Inc. *	65,586	938,536
Axcella Health, Inc. *	31,128	169,336
Axsome Therapeutics, Inc. *	58,727	3,998,721
Aytu BioScience, Inc. *	4,933	35,222
Aziyo Biologics, Inc. *	4,654	75,302
Beam Therapeutics, Inc. *	84,488	8,147,178
Beyondspring, Inc. *	30,411	369,190
BioCryst Pharmaceuticals, Inc. *	374,792	3,193,228
BioDelivery Sciences International, Inc. *	187,229	720,832

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	101,898	8,683,748
Bioxcel Therapeutics, Inc. *	27,227	1,261,155
Black Diamond Therapeutics, Inc. *	38,605	956,246
Blueprint Medicines Corp. *	117,179	11,337,068
BrainStorm Cell Therapeutics, Inc. *	59,466	359,175
Bridgebio Pharma, Inc. *	197,135	11,189,383
C4 Therapeutics, Inc. *	22,280	804,754
Cabaletta Bio, Inc. *	27,690	360,801
Calithera Biosciences, Inc. *	136,426	391,543
Calyxt, Inc. *	23,499	208,671
Cara Therapeutics, Inc. *	87,657	1,639,186
CareDx, Inc. *	101,379	7,748,397
CASI Pharmaceuticals, Inc. *	136,467	458,529
Cassava Sciences, Inc. *(a)	68,183	1,351,387
Catabasis Pharmaceuticals, Inc. *	38,952	161,651
Catalyst Biosciences, Inc. *	45,527	257,228
Catalyst Pharmaceuticals, Inc. *	203,039	739,062
CEL-SCI Corp. *(a)	71,708	1,789,115
Cellular Biomedicine Group, Inc. *	25,761	504,916
Centogene N.V. *	17,635	186,226
Cerecor, Inc. *	74,896	235,922
Champions Oncology, Inc. *	13,275	145,759
Checkmate Pharmaceuticals, Inc. *	10,379	162,431
Checkpoint Therapeutics, Inc. *	107,961	350,873
ChemoCentryx, Inc. *	105,019	5,987,133
Chiasma, Inc. *	103,716	410,715
Chimerix, Inc. *	104,996	890,366
Chinook Therapeutics, Inc. *	27,867	394,875
ChromaDex Corp. *	88,383	418,935
Cidara Therapeutics, Inc. *	71,983	176,358
Clovis Oncology, Inc. *(a)	176,361	1,393,252
Codexis, Inc. *	113,718	2,648,492
Codiak Biosciences, Inc. *	11,601	277,032
Cohbar, Inc. *	72,401	125,254
Coherus Biosciences, Inc. *	125,333	2,356,260
Collegium Pharmaceutical, Inc. *	72,593	1,752,395
Concert Pharmaceuticals, Inc. *	61,611	645,067
Constellation Pharmaceuticals, Inc. *	64,772	2,135,533
ContraFect Corp. *	50,703	247,938
Corbus Pharmaceuticals Holdings, Inc. *(a)	154,662	283,031
Corcept Therapeutics, Inc. *	206,153	5,825,884
CorMedix, Inc. *(a)	66,633	583,039
Cortexyme, Inc. *(a)	33,186	1,301,555
Crinetics Pharmaceuticals, Inc. *	57,408	823,805
Cue Biopharma, Inc. *	63,342	857,651
Cyclerion Therapeutics, Inc. *	45,202	142,838
Cymabay Therapeutics, Inc. *	148,549	794,737
Cytokinetics, Inc. *	141,074	2,774,926
CytomX Therapeutics, Inc. *	95,740	661,563
Deciphera Pharmaceuticals, Inc. *	80,800	3,571,360
Denali Therapeutics, Inc. *	133,147	9,120,569
DermTech, Inc. *	17,455	715,306
Dicerna Pharmaceuticals, Inc. *	139,994	3,145,665
Durect Corp. *	430,441	886,708
Dyadic International, Inc. *	38,993	217,191
Dynavax Technologies Corp. *	225,988	1,425,984
Dyne Therapeutics, Inc. *	29,698	574,062
Eagle Pharmaceuticals, Inc. *	22,287	1,040,134
Editas Medicine, Inc. *	132,993	8,159,121
Eiger BioPharmaceuticals, Inc. *	63,811	613,224
Eloxx Pharmaceuticals, Inc. *	56,093	192,960
Emergent BioSolutions, Inc. *	95,569	10,211,548
Enanta Pharmaceuticals, Inc. *	40,443	1,943,691
Endo International plc *	480,136	3,495,390
Enochian Biosciences, Inc. *(a)	29,338	111,191
Epizyme, Inc. *	189,111	2,070,765
Esperion Therapeutics, Inc. *(a)	54,935	1,729,903
Security	Number of Shares	Value ($)
Eton Pharmaceuticals, Inc. *(a)	35,654	318,034
Evelo Biosciences, Inc. *	41,426	727,026
Evofem Biosciences, Inc. *(a)	158,939	418,010
Evolus, Inc. *(a)	46,888	316,963
Exicure, Inc. *	130,353	277,652
Fate Therapeutics, Inc. *	159,405	14,446,875
Fennec Pharmaceuticals, Inc. *	45,870	330,264
FibroGen, Inc. *	178,461	8,598,251
Five Prime Therapeutics, Inc. *	67,199	1,123,567
Flexion Therapeutics, Inc. *	93,285	1,135,278
Fluidigm Corp. *	154,255	999,572
Foghorn Therapeutics, Inc. *	15,003	247,549
Forma Therapeutics Holdings, Inc. *	36,644	1,415,558
Fortress Biotech, Inc. *	140,137	447,037
Frequency Therapeutics, Inc. *	53,204	2,074,424
Fulcrum Therapeutics, Inc. *	29,679	328,250
G1 Therapeutics, Inc. *	72,329	1,745,299
Galectin Therapeutics, Inc. *(a)	77,488	151,876
Galera Therapeutics, Inc. *	18,833	211,683
Generation Bio Co. *	25,966	683,685
Genprex, Inc. *(a)	61,485	274,838
Geron Corp. *	610,441	1,086,585
GlycoMimetics, Inc. *	76,245	276,769
Gossamer Bio, Inc. *	120,574	1,217,797
Graybug Vision, Inc. *(a)	13,607	417,055
Gritstone Oncology, Inc. *	64,097	1,160,156
Halozyme Therapeutics, Inc. *	281,575	13,400,154
Harmony Biosciences Holdings, Inc. *(a)	12,946	464,244
Harpoon Therapeutics, Inc. *	23,285	448,935
Harrow Health, Inc. *	48,818	439,362
Harvard Bioscience, Inc. *	81,212	376,824
Heron Therapeutics, Inc. *	185,717	3,224,047
Homology Medicines, Inc. *	71,933	873,986
Hookipa Pharma, Inc. *	25,591	273,568
iBio, Inc. *(a)	375,601	600,962
Ideaya Biosciences, Inc. *	33,069	581,353
IGM Biosciences, Inc. *(a)	15,053	1,435,153
IMARA, Inc. *	15,946	207,617
Immunic, Inc. *	11,550	191,268
ImmunoGen, Inc. *	392,698	2,799,937
Immunome, Inc. *	4,317	62,726
Immunovant, Inc. *	79,384	3,098,358
Inhibrx, Inc. *	16,938	536,935
Innoviva, Inc. *	133,809	1,607,046
Inovio Pharmaceuticals, Inc. *(a)	335,810	4,281,577
Inozyme Pharma, Inc. *(a)	16,832	354,145
Insmed, Inc. *	214,420	8,060,048
Intellia Therapeutics, Inc. *	106,103	6,644,170
Intercept Pharmaceuticals, Inc. *	54,667	1,926,465
Intra-Cellular Therapies, Inc. *	140,611	4,520,644
Invitae Corp. *	245,499	12,157,110
Ironwood Pharmaceuticals, Inc. *	338,160	3,455,995
iTeos Therapeutics, Inc. *	23,366	747,712
IVERIC bio, Inc. *	171,907	904,231
Jounce Therapeutics, Inc. *	37,339	421,931
Kadmon Holdings, Inc. *	364,360	1,748,928
Kala Pharmaceuticals, Inc. *(a)	83,054	617,091
Kaleido Biosciences, Inc. *(a)	24,046	359,488
KalVista Pharmaceuticals, Inc. *	30,587	464,922
Karuna Therapeutics, Inc. *	33,476	3,321,823
Karyopharm Therapeutics, Inc. *	148,645	2,263,863
Keros Therapeutics, Inc. *	27,611	1,575,208
Kezar Life Sciences, Inc. *	64,913	344,688
Kindred Biosciences, Inc. *	77,623	388,115
Kiniksa Pharmaceuticals Ltd., Class A *	56,932	1,120,991
Kodiak Sciences, Inc. *	68,235	8,618,763
Kronos Bio, Inc. *	31,399	863,159
Krystal Biotech, Inc. *	28,565	1,990,980
Kura Oncology, Inc. *	130,229	3,900,359

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kymera Therapeutics, Inc. *	21,374	1,324,119
La Jolla Pharmaceutical Co. *	38,945	238,343
Lannett Co., Inc. *	69,554	539,043
Lexicon Pharmaceuticals, Inc. *(a)	90,397	715,040
Ligand Pharmaceuticals, Inc. *(a)	30,562	5,664,667
Liquidia Corp. *	56,162	153,884
LogicBio Therapeutics, Inc. *	34,198	275,636
Luminex Corp.	91,150	2,560,403
Lyra Therapeutics, Inc. *	14,177	149,851
MacroGenics, Inc. *	116,656	2,384,449
Madrigal Pharmaceuticals, Inc. *	18,545	2,202,404
Magenta Therapeutics, Inc. *	42,898	379,218
MannKind Corp. *	475,104	1,672,366
Marinus Pharmaceuticals, Inc. *	53,702	667,516
Marker Therapeutics, Inc. *(a)	65,513	125,785
MediciNova, Inc. *	89,215	514,771
Medpace Holdings, Inc. *	58,465	7,763,567
MEI Pharma, Inc. *	228,682	738,643
MeiraGTx Holdings plc *	44,732	641,010
Mersana Therapeutics, Inc. *	113,263	2,158,793
Metacrine, Inc. *	13,800	134,274
Minerva Neurosciences, Inc. *	78,969	251,911
Mirati Therapeutics, Inc. *	90,593	18,601,461
Mirum Pharmaceuticals, Inc. *	11,078	200,733
Molecular Templates, Inc. *	54,925	628,891
Morphic Holding, Inc. *	29,586	995,865
Mustang Bio, Inc. *	105,190	438,642
Myriad Genetics, Inc. *	150,833	4,155,449
NanoString Technologies, Inc. *	93,472	6,545,844
NantKwest, Inc. *(a)	67,119	1,266,871
Natera, Inc. *	160,177	17,081,275
NeoGenomics, Inc. *	221,956	11,768,107
Neoleukin Therapeutics, Inc. *	68,875	867,825
Neubase Therapeutics, Inc. *	34,924	319,555
NeuroBo Pharmaceuticals, Inc. *(a)	9,221	47,212
NextCure, Inc. *	35,743	414,261
NGM Biopharmaceuticals, Inc. *	50,388	1,292,956
Nkarta, Inc. *	34,447	1,366,168
Novavax, Inc. *	130,539	28,841,287
Nurix Therapeutics, Inc. *	24,949	907,645
Nymox Pharmaceutical Corp. *(a)	84,937	202,999
Ocular Therapeutix, Inc. *	145,666	2,643,838
Odonate Therapeutics, Inc. *	32,734	756,483
Omeros Corp. *	125,358	2,439,467
Oncocyte Corp. *	130,292	667,095
Oncorus, Inc. *(a)	13,802	307,094
OPKO Health, Inc. *	842,315	4,556,924
Optinose, Inc. *	72,404	288,168
Organogenesis Holdings, Inc. *	50,075	523,784
Orgenesis, Inc. *	38,955	253,597
ORIC Pharmaceuticals, Inc. *	47,102	1,381,031
Osmotica Pharmaceuticals plc *(a)	25,694	107,144
Ovid therapeutics, Inc. *	99,326	279,106
Oyster Point Pharma, Inc. *	12,531	235,207
Pacific Biosciences of California, Inc. *	374,445	12,113,296
Pacira BioSciences, Inc. *	90,356	5,970,724
Pandion Therapeutics, Inc. *	15,440	277,920
Paratek Pharmaceuticals, Inc. *	90,747	588,948
Passage Bio, Inc. *	52,932	987,711
Personalis, Inc. *	50,816	1,954,892
PhaseBio Pharmaceuticals, Inc. *	32,407	124,767
Phathom Pharmaceuticals, Inc. *	22,922	882,497
Phibro Animal Health Corp., Class A	43,219	896,362
Pieris Pharmaceuticals, Inc. *	108,382	275,290
Pliant Therapeutics, Inc. *	21,600	531,576
PMV Pharmaceuticals, Inc. *	29,119	994,123
Poseida Therapeutics, Inc. *	27,774	241,634
Praxis Precision Medicines, Inc. *(a)	23,507	1,196,271
Precigen, Inc. *	139,468	1,185,478
Security	Number of Shares	Value ($)
Precision BioSciences, Inc. *	98,174	1,189,869
Prelude Therapeutics, Inc. *(a)	19,523	1,268,019
Prestige Consumer Healthcare, Inc. *	106,901	4,276,040
Protagonist Therapeutics, Inc. *	66,807	1,383,573
Protara Therapeutics, Inc. *	8,070	145,099
Prothena Corp. plc *	64,794	726,341
Provention Bio, Inc. *	100,366	1,382,040
PTC Therapeutics, Inc. *	130,907	7,569,043
Puma Biotechnology, Inc. *	65,504	769,017
Quanterix Corp. *	44,631	2,889,411
Radius Health, Inc. *	95,664	1,788,917
Rapt Therapeutics, Inc. *	22,811	454,395
Recro Pharma, Inc. *	43,109	134,931
REGENXBIO, Inc. *	72,232	2,985,349
Relay Therapeutics, Inc. *	68,235	3,383,091
Relmada Therapeutics, Inc. *	31,241	1,020,956
Replimune Group, Inc. *	50,379	1,954,705
Revance Therapeutics, Inc. *	133,448	3,394,917
REVOLUTION Medicines, Inc. *	81,748	3,444,861
Rhythm Pharmaceuticals, Inc. *	71,506	2,194,519
Rigel Pharmaceuticals, Inc. *	359,380	1,308,143
Rocket Pharmaceuticals, Inc. *	72,116	3,972,149
Rubius Therapeutics, Inc. *	76,801	919,308
Sangamo Therapeutics, Inc. *	243,830	3,330,718
Satsuma Pharmaceuticals, Inc. *	19,799	115,230
Savara, Inc. *	100,055	153,084
Scholar Rock Holding Corp. *	54,419	3,246,638
scPharmaceuticals, Inc. *	14,397	91,277
Selecta Biosciences, Inc. *	145,230	580,920
Seres Therapeutics, Inc. *	117,266	2,785,067
Shattuck Labs, Inc. *	27,911	1,384,665
SIGA Technologies, Inc. *	112,387	726,020
Soleno Therapeutics, Inc. *	123,492	242,044
Solid Biosciences, Inc. *	58,747	383,030
Sorrento Therapeutics, Inc. *(a)	530,047	6,710,395
Spectrum Pharmaceuticals, Inc. *	306,327	1,099,714
Spero Therapeutics, Inc. *	42,625	771,939
SpringWorks Therapeutics, Inc. *	50,882	4,238,979
Spruce Biosciences, Inc. *	14,527	301,145
SQZ Biotechnologies Co. *(a)	9,293	223,683
Stoke Therapeutics, Inc. *	26,287	1,605,610
Strongbridge Biopharma plc *	91,727	247,663
Supernus Pharmaceuticals, Inc. *	103,700	3,047,743
Sutro Biopharma, Inc. *	59,236	1,312,077
Syndax Pharmaceuticals, Inc. *	56,546	1,133,182
Syros Pharmaceuticals, Inc. *	88,209	965,448
Tarsus Pharmaceuticals, Inc. *	12,806	482,786
Taysha Gene Therapies, Inc. *(a)	18,111	470,886
TCR2 Therapeutics, Inc. *	53,812	1,384,583
TG Therapeutics, Inc. *	244,106	11,782,997
TherapeuticsMD, Inc. *(a)	537,024	886,090
Theravance Biopharma, Inc. *	99,120	1,847,597
Translate Bio, Inc. *	144,703	3,455,508
Travere Therapeutics, Inc. *	103,998	2,625,949
Tricida, Inc. *	60,754	399,761
Turning Point Therapeutics, Inc. *	79,060	9,921,239
Twist Bioscience Corp. *	69,273	11,398,179
Tyme Technologies, Inc. *	141,257	242,962
Ultragenyx Pharmaceutical, Inc. *	132,513	18,364,977
UNITY Biotechnology, Inc. *	75,065	448,513
UroGen Pharma Ltd. *	41,036	905,665
Vanda Pharmaceuticals, Inc. *	113,660	1,629,884
Vaxart, Inc. *(a)	112,568	1,348,565
Vaxcyte, Inc. *	38,913	954,536
VBI Vaccines, Inc. *(a)	384,398	1,253,137
Veracyte, Inc. *	121,289	6,877,086
Verastem, Inc. *	367,065	715,777
Vericel Corp. *	96,303	3,974,425
Verrica Pharmaceuticals, Inc. *	27,045	317,779

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Viela Bio, Inc. *	45,630	1,582,448
Viking Therapeutics, Inc. *	139,429	1,019,226
Vir Biotechnology, Inc. *	113,476	7,323,741
Voyager Therapeutics, Inc. *	53,791	406,122
vTv Therapeutics, Inc., Class A *(a)	20,946	42,730
VYNE Therapeutics, Inc. *	301,398	596,768
WaVe Life Sciences Ltd. *	68,379	695,414
X4 Pharmaceuticals, Inc. *	35,114	274,240
XBiotech, Inc. *(a)	31,436	588,796
Xencor, Inc. *	117,437	5,372,743
Xeris Pharmaceuticals, Inc. *	95,395	484,607
XOMA Corp. *	12,952	469,121
Y-mAbs Therapeutics, Inc. *	64,622	2,714,770
Zentalis Pharmaceuticals, Inc. *	61,012	2,341,030
ZIOPHARM Oncology, Inc. *	452,132	1,677,410
Zogenix, Inc. *	118,086	2,238,911
		762,853,041

Real Estate 5.8%
Acadia Realty Trust	179,892	2,608,434
Agree Realty Corp.	115,896	7,324,627
Alexander & Baldwin, Inc.	153,395	2,319,332
Alexander’s, Inc.	4,562	1,218,966
Alpine Income Property Trust, Inc.	14,957	230,637
Altisource Portfolio Solutions S.A. *	9,847	99,750
American Assets Trust, Inc.	106,807	2,951,077
American Finance Trust, Inc.	230,123	1,675,295
American Realty Investors, Inc. *	2,246	19,383
Armada Hoffler Properties, Inc.	121,125	1,302,094
Bluerock Residential Growth REIT, Inc.	49,780	520,699
Broadstone Net Lease, Inc.	75,521	1,361,644
BRT Apartments Corp.	22,911	320,296
CareTrust REIT, Inc.	202,363	4,545,073
CatchMark Timber Trust, Inc., Class A	104,178	950,103
Centerspace	27,346	1,912,579
Chatham Lodging Trust	97,207	1,041,087
CIM Commercial Trust Corp.	23,639	330,710
City Office REIT, Inc.	89,102	839,341
Clipper Realty, Inc.	32,974	231,148
Colony Capital, Inc.	1,017,500	5,046,800
Columbia Property Trust, Inc.	242,741	3,301,278
Community Healthcare Trust, Inc.	47,217	2,111,544
CorEnergy Infrastructure Trust, Inc.	30,232	272,390
CorePoint Lodging, Inc.	81,963	558,168
CTO Realty Growth, Inc.	12,292	517,862
Cushman & Wakefield plc *	234,217	3,356,330
DiamondRock Hospitality Co. *	423,214	3,470,355
Diversified Healthcare Trust	502,852	2,021,465
Easterly Government Properties, Inc.	172,750	3,791,862
EastGroup Properties, Inc.	82,892	11,202,025
Essential Properties Realty Trust, Inc.	220,279	4,586,209
eXp World Holdings, Inc. *	52,639	5,610,791
Farmland Partners, Inc.	52,993	546,358
Fathom Holdings, Inc. *	9,786	369,813
Forestar Group, Inc. *	35,511	763,131
Four Corners Property Trust, Inc.	155,673	4,103,540
Franklin Street Properties Corp.	221,138	908,877
FRP Holdings, Inc. *	13,657	589,846
Getty Realty Corp.	73,366	1,949,335
Gladstone Commercial Corp.	71,493	1,266,141
Gladstone Land Corp.	44,613	702,209
Global Medical REIT, Inc.	93,709	1,175,111
Global Net Lease, Inc.	191,186	3,080,006
Healthcare Realty Trust, Inc.	286,180	8,588,262
Hersha Hospitality Trust *	72,357	552,807
Independence Realty Trust, Inc.	201,562	2,676,743
Indus Realty Trust, Inc.	6,696	426,736
Industrial Logistics Properties Trust	137,647	2,919,493
Security	Number of Shares	Value ($)
Innovative Industrial Properties, Inc.	46,001	8,607,707
iStar, Inc.	151,313	2,296,931
Kennedy-Wilson Holdings, Inc.	255,874	4,398,474
Kite Realty Group Trust	176,045	2,806,157
Lexington Realty Trust	579,215	5,936,954
LTC Properties, Inc.	82,458	3,186,177
Mack-Cali Realty Corp.	184,170	2,344,484
Marcus & Millichap, Inc. *	49,071	1,753,307
Maui Land & Pineapple Co., Inc. *	14,430	166,811
Monmouth Real Estate Investment Corp.	201,063	3,484,422
National Health Investors, Inc.	91,142	5,909,647
National Storage Affiliates Trust	132,659	4,847,360
NETSTREIT Corp.	27,814	479,235
New Senior Investment Group, Inc.	174,893	926,933
Newmark Group, Inc., Class A	307,471	2,078,504
NexPoint Residential Trust, Inc.	46,572	1,838,197
Office Properties Income Trust	101,362	2,345,517
One Liberty Properties, Inc.	33,250	666,330
Pebblebrook Hotel Trust	275,762	5,068,506
Physicians Realty Trust	441,968	7,791,896
Piedmont Office Realty Trust, Inc., Class A	267,382	4,112,335
Plymouth Industrial REIT, Inc.	53,018	776,184
PotlatchDeltic Corp.	138,763	6,627,321
Preferred Apartment Communities, Inc., Class A	102,516	737,090
PS Business Parks, Inc.	42,575	5,795,309
QTS Realty Trust, Inc., Class A	135,743	8,836,869
Rafael Holdings, Inc., Class B *	19,641	461,171
RE/MAX Holdings, Inc., Class A	38,487	1,393,999
Realogy Holdings Corp. *	242,866	3,448,697
Redfin Corp. *	211,149	15,035,920
Retail Opportunity Investments Corp.	245,256	3,455,657
Retail Properties of America, Inc., Class A	454,423	4,185,236
Retail Value, Inc.	35,633	556,231
RLJ Lodging Trust	347,833	4,490,524
RPT Realty	171,254	1,584,100
Ryman Hospitality Properties, Inc.	106,895	6,932,141
Sabra Health Care REIT, Inc.	435,092	7,305,195
Safehold, Inc.	38,221	2,812,301
Saul Centers, Inc.	25,483	762,706
Seritage Growth Properties, Class A *(a)	71,739	1,277,672
Service Properties Trust	347,497	3,686,943
SITE Centers Corp.	324,509	3,598,805
STAG Industrial, Inc.	317,326	9,456,315
Stratus Properties, Inc. *	12,054	315,092
Summit Hotel Properties, Inc.	217,901	1,764,998
Sunstone Hotel Investors, Inc.	455,598	4,874,899
Tanger Factory Outlet Centers, Inc. (a)	191,966	2,962,035
Tejon Ranch Co. *	44,393	707,180
Terreno Realty Corp.	141,211	7,989,718
The GEO Group, Inc.	249,536	2,230,852
The Macerich Co. (a)	317,485	4,984,514
The RMR Group, Inc., Class A	32,334	1,192,478
The St. Joe Co.	69,659	3,099,825
Transcontinental Realty Investors, Inc. *	2,895	61,924
UMH Properties, Inc.	77,658	1,141,573
Uniti Group, Inc.	409,319	5,038,717
Universal Health Realty Income Trust	27,233	1,625,265
Urban Edge Properties	245,968	3,391,899
Urstadt Biddle Properties, Inc., Class A	63,529	878,606
Washington Real Estate Investment Trust	174,812	3,835,375
Whitestone REIT	82,465	643,227
Xenia Hotels & Resorts, Inc.	240,108	3,474,363
		322,742,572

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 4.9%
1-800-Flowers.com, Inc., Class A *	53,677	1,649,494
Abercrombie & Fitch Co., Class A	132,039	3,046,140
Academy Sports & Outdoors, Inc. *(a)	40,081	861,742
America’s Car-Mart, Inc. *	13,384	1,589,752
American Eagle Outfitters, Inc.	319,433	7,247,935
Asbury Automotive Group, Inc. *	40,804	5,819,058
At Home Group, Inc. *	114,021	2,778,692
Bed Bath & Beyond, Inc. (a)	268,631	9,490,733
Big Lots, Inc.	83,103	4,959,587
Boot Barn Holdings, Inc. *	60,491	3,462,505
Caleres, Inc.	77,099	1,164,966
Camping World Holdings, Inc., Class A	69,050	2,358,748
CarParts.com, Inc. *	71,230	1,119,023
Chico’s FAS, Inc.	247,465	546,898
Citi Trends, Inc.	21,199	1,250,741
Conn’s, Inc. *	36,371	572,116
Core-Mark Holding Co., Inc.	94,836	2,908,620
Designer Brands, Inc., Class A	130,635	1,600,279
Dillard’s, Inc., Class A	15,502	1,361,231
Duluth Holdings, Inc., Class B *	24,031	299,667
Envela Corp. *	16,555	103,634
Express, Inc. *(a)	140,446	842,676
Funko, Inc., Class A *	51,841	619,500
GameStop Corp., Class A *(a)	121,133	39,368,225
Genesco, Inc. *	30,952	1,201,247
Greenlane Holdings, Inc., Class A *	21,662	95,746
Group 1 Automotive, Inc.	36,889	5,076,664
Groupon, Inc. *	48,904	1,671,050
GrowGeneration Corp. *	77,932	3,365,883
Guess?, Inc.	84,253	1,956,355
Haverty Furniture Cos., Inc.	35,061	1,146,144
Hibbett Sports, Inc. *	34,827	1,965,984
Lands’ End, Inc. *	24,813	685,087
Liquidity Services, Inc. *	58,934	1,150,392
Lithia Motors, Inc., Class A	55,061	17,546,839
Lumber Liquidators Holdings, Inc. *	60,190	1,682,912
Macy’s, Inc.	661,678	9,951,637
Magnite, Inc. *	227,758	7,889,537
MarineMax, Inc. *	43,500	1,819,605
Monro, Inc.	69,883	4,086,059
Murphy USA, Inc.	57,187	7,123,785
National Vision Holdings, Inc. *	170,402	7,901,541
OneWater Marine, Inc., Class A *	17,892	578,448
Overstock.com, Inc. *	90,343	7,010,617
PetMed Express, Inc.	41,572	1,588,050
Quotient Technology, Inc. *	184,735	1,636,752
Rent-A-Center, Inc.	102,627	4,443,749
RH *	33,403	15,878,450
Sally Beauty Holdings, Inc. *	239,039	3,609,489
Shoe Carnival, Inc.	19,457	914,284
Shutterstock, Inc.	46,404	3,015,796
Signet Jewelers Ltd. *	110,504	4,488,672
Sleep Number Corp. *	57,348	6,178,674
Sonic Automotive, Inc., Class A	49,484	2,025,380
Sportsman’s Warehouse Holdings, Inc. *	89,934	1,575,644
Stamps.com, Inc. *	35,994	8,217,790
Stitch Fix, Inc., Class A *	127,834	12,200,477
The Aaron’s Co., Inc. *	71,705	1,214,683
The Buckle, Inc.	61,384	2,413,619
The Cato Corp., Class A	45,455	516,823
The Children’s Place, Inc. *	29,778	2,187,790
The Container Store Group, Inc. *	40,270	548,880
The Michaels Cos., Inc. *	157,755	2,445,203
The ODP Corp.	110,648	4,723,563
The RealReal Inc *	134,662	3,188,796
Tilly’s, Inc., Class A	47,154	462,109
Urban Outfitters, Inc. *	146,138	4,008,565
Security	Number of Shares	Value ($)
Waitr Holdings, Inc. *	173,921	615,680
Weyco Group, Inc.	12,841	221,636
Winmark Corp.	6,353	1,084,012
Zumiez, Inc. *	44,143	1,901,680
		270,233,740

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	80,430	8,250,509
Alpha & Omega Semiconductor Ltd. *	44,155	1,269,015
Ambarella, Inc. *	70,058	6,610,673
Amkor Technology, Inc.	211,313	3,279,578
Atomera, Inc. *(a)	37,018	1,063,157
Axcelis Technologies, Inc. *	70,496	2,413,783
AXT, Inc. *	83,212	859,580
Brooks Automation, Inc.	153,794	11,651,433
CEVA, Inc. *	46,483	2,732,736
CMC Materials, Inc.	61,484	9,057,208
Cohu, Inc.	87,061	3,541,641
CyberOptics Corp. *	15,573	376,711
Diodes, Inc. *	90,701	6,419,817
DSP Group, Inc. *	46,974	757,691
FormFactor, Inc. *	163,450	6,680,201
GSI Technology, Inc. *	34,625	248,608
Ichor Holdings Ltd. *	47,366	1,709,913
Impinj, Inc. *	36,089	1,911,634
Lattice Semiconductor Corp. *	287,836	11,545,102
MACOM Technology Solutions Holdings, Inc. *	99,503	5,657,741
Maxeon Solar Technologies Ltd. *(a)	20,330	825,398
MaxLinear, Inc. *	145,150	4,556,258
NeoPhotonics Corp. *	106,080	1,181,731
NVE Corp.	10,164	649,378
Onto Innovation, Inc. *	100,452	5,429,431
PDF Solutions, Inc. *	61,296	1,184,239
Photronics, Inc. *	134,098	1,488,488
Pixelworks, Inc. *	81,736	250,112
Power Integrations, Inc.	124,786	10,051,512
Rambus, Inc. *	240,147	4,561,592
Semtech Corp. *	136,695	9,698,510
Silicon Laboratories, Inc. *	91,779	12,038,651
SiTime Corp. *	19,662	2,399,747
SMART Global Holdings, Inc. *	30,451	1,131,255
SunPower Corp. *(a)	161,995	8,749,350
Synaptics, Inc. *	73,082	7,251,196
Ultra Clean Holdings, Inc. *	85,034	3,282,312
Veeco Instruments, Inc. *	102,549	1,893,055
		162,658,946

Software & Services 7.7%
8x8, Inc. *	223,295	7,871,149
A10 Networks, Inc. *	127,693	1,267,991
ACI Worldwide, Inc. *	242,559	9,311,840
Agilysys, Inc. *	40,392	1,486,022
Alarm.com Holdings, Inc. *	100,605	9,348,217
Altair Engineering, Inc., Class A *	91,866	5,138,065
American Software, Inc., Class A	63,181	1,213,707
Appfolio, Inc., Class A *	34,542	5,278,363
Appian Corp. *	75,350	16,460,961
Asure Software, Inc. *	28,849	235,985
Avaya Holdings Corp. *	175,234	3,897,204
Benefitfocus, Inc. *	61,638	758,147
Blackbaud, Inc.	104,690	6,960,838
Blackline, Inc. *	107,869	13,981,980
BM Technologies, Inc. *(b)	9,231	126,893
Bottomline Technologies (DE), Inc. *	93,970	4,489,887
Box, Inc., Class A *	299,584	5,194,787
Brightcove, Inc. *	82,876	1,363,310

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cardtronics plc, Class A *	76,234	2,961,691
Cass Information Systems, Inc.	30,281	1,229,409
Cerence, Inc. *	77,832	8,710,179
ChannelAdvisor Corp. *	59,207	1,213,744
Cloudera, Inc. *	433,746	6,623,301
CommVault Systems, Inc. *	89,487	5,617,994
Conduent, Inc. *	349,650	1,685,313
Cornerstone OnDemand, Inc. *	130,120	5,321,908
CSG Systems International, Inc.	69,351	2,988,335
Digimarc Corp. *	25,055	973,637
Digital Turbine, Inc. *	178,347	10,203,232
Domo, Inc., Class B *	54,942	3,482,773
Ebix, Inc.	56,834	2,959,346
eGain Corp. *	43,495	478,445
Endurance International Group Holdings, Inc. *	139,285	1,320,422
Envestnet, Inc. *	112,438	8,627,368
EVERTEC, Inc.	127,485	4,423,729
Evo Payments, Inc., Class A *	87,980	2,020,021
ExlService Holdings, Inc. *	70,090	5,374,501
GreenSky, Inc., Class A *	134,614	663,647
Grid Dynamics Holdings, Inc. *	56,724	737,412
GTT Communications, Inc. *(a)	65,068	302,566
GTY Technology Holdings, Inc. *	95,320	716,806
I3 Verticals, Inc., Class A *	39,593	1,148,989
IBEX Holdings Ltd. *	11,328	208,662
Information Services Group, Inc. *	74,878	264,319
Intelligent Systems Corp. *	15,583	630,956
InterDigital, Inc.	65,192	4,185,978
International Money Express, Inc. *	61,460	877,649
j2 Global, Inc. *	91,829	9,425,329
KBR, Inc.	301,651	8,762,962
Limelight Networks, Inc. *	249,678	1,137,283
LivePerson, Inc. *	132,016	8,364,534
LiveRamp Holdings, Inc. *	135,791	10,280,737
ManTech International Corp., Class A	57,499	5,157,085
MAXIMUS, Inc.	129,457	9,717,042
MicroStrategy, Inc., Class A *	15,490	9,562,132
Mimecast Ltd. *	121,006	5,210,518
Mitek Systems, Inc. *	86,500	1,396,975
Model N, Inc. *	72,519	2,464,196
MoneyGram International, Inc. *	130,283	999,271
NIC, Inc.	139,266	3,749,041
OneSpan, Inc. *	70,703	1,648,794
Park City Group, Inc. *	26,481	159,945
Paysign, Inc. *	68,794	321,956
Perficient, Inc. *	68,994	3,767,762
Perspecta, Inc.	294,938	8,538,455
PFSweb, Inc. *	33,104	227,424
Ping Identity Holding Corp. *	78,917	2,360,407
Priority Technology Holdings, Inc. *	17,854	139,975
Progress Software Corp.	94,995	3,816,899
PROS Holdings, Inc. *	83,175	3,504,994
Q2 Holdings, Inc. *	106,587	13,642,070
QAD, Inc., Class A	24,759	1,604,136
Qualys, Inc. *	72,070	9,979,533
Rackspace Technology, Inc. *	71,748	1,658,096
Rapid7, Inc. *	109,477	9,504,793
Repay Holdings Corp. *	129,501	2,868,447
Rimini Street, Inc. *	46,756	329,630
SailPoint Technologies Holding, Inc. *	186,389	10,309,176
Sapiens International Corp. NV	58,115	1,898,036
Seachange International, Inc. *	64,744	76,398
SecureWorks Corp., Class A *	19,635	271,748
ServiceSource International, Inc. *	183,912	288,742
ShotSpotter, Inc. *	17,238	792,776
Smith Micro Software, Inc. *	71,997	457,901
Sprout Social, Inc., Class A *	58,993	3,893,538
SPS Commerce, Inc. *	75,174	7,433,957
Security	Number of Shares	Value ($)
StarTek, Inc. *	37,837	330,695
Sumo Logic, Inc. *	29,633	1,019,672
SVMK, Inc. *	260,038	6,555,558
Sykes Enterprises, Inc. *	80,929	3,123,050
Synchronoss Technologies, Inc. *	85,994	433,410
Telenav, Inc. *	71,558	340,616
Tenable Holdings, Inc. *	150,419	7,444,236
The Hackett Group, Inc.	52,004	708,294
TTEC Holdings, Inc.	38,537	2,912,626
Tucows, Inc., Class A *	19,832	1,584,577
Unisys Corp. *	131,322	3,137,283
Upland Software, Inc. *	56,280	2,683,993
Varonis Systems, Inc. *	65,978	11,662,931
Verint Systems, Inc. *	137,488	10,150,739
Veritone, Inc. *	49,540	1,945,436
Verra Mobility Corp. *	283,233	3,625,382
VirnetX Holding Corp.	131,533	795,775
Virtusa Corp. *	61,841	3,156,983
Workiva, Inc. *	84,094	8,196,642
Xperi Holding Corp.	221,226	4,260,813
Yext, Inc. *	218,127	3,679,802
Zix Corp. *	116,950	953,143
Zuora, Inc., Class A *	213,286	3,145,969
		427,907,996

Technology Hardware & Equipment 3.3%
3D Systems Corp. *	256,068	9,100,657
Acacia Communications, Inc. *	82,320	9,417,408
ADTRAN, Inc.	101,307	1,742,480
Akoustis Technologies, Inc. *(a)	70,572	1,064,226
Applied Optoelectronics, Inc. *	44,741	492,598
Arlo Technologies, Inc. *	168,585	1,417,800
Avid Technology, Inc. *	66,716	1,136,841
Badger Meter, Inc.	61,690	5,657,590
Bel Fuse, Inc., Class B	20,501	298,905
Belden, Inc.	93,501	4,416,987
Benchmark Electronics, Inc.	76,720	1,943,318
CalAmp Corp. *	73,631	737,046
Calix, Inc. *	111,418	3,364,824
Cambium Networks Corp. *	12,214	448,865
Casa Systems, Inc. *	66,070	509,400
Clearfield, Inc. *	23,974	750,866
Comtech Telecommunications Corp.	51,649	1,102,190
Corsair Gaming, Inc. *(a)	48,392	1,828,250
CTS Corp.	67,735	2,065,917
Daktronics, Inc.	77,921	374,021
Diebold Nixdorf, Inc. *	148,728	2,031,624
Digi International, Inc. *	61,032	1,127,261
DZS, Inc. *	25,709	395,919
Eastman Kodak Co. *(a)	33,674	322,934
ePlus, Inc. *	28,246	2,373,794
Extreme Networks, Inc. *	256,434	2,074,551
Fabrinet *	77,729	6,135,927
FARO Technologies, Inc. *	37,713	2,661,406
Genasys, Inc. *	70,921	527,652
Harmonic, Inc. *	204,191	1,584,522
II-VI, Inc. *	217,338	18,271,606
Immersion Corp. *	35,530	449,455
Infinera Corp. *	347,506	3,422,934
Inseego Corp. *(a)	148,317	2,723,100
Insight Enterprises, Inc. *	73,357	5,582,468
Intellicheck, Inc. *	37,428	433,416
Intevac, Inc. *	50,474	338,176
Iteris, Inc. *	84,492	550,043
Itron, Inc. *	84,947	7,307,141
Kimball Electronics, Inc. *	51,613	989,421
Knowles Corp. *	187,624	3,619,267
KVH Industries, Inc. *	34,626	433,171

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Luna Innovations, Inc. *	62,468	664,035
Methode Electronics, Inc.	77,877	2,939,857
MTS Systems Corp.	40,904	2,394,520
Napco Security Technologies, Inc. *	24,533	635,895
NETGEAR, Inc. *	63,476	2,627,272
NetScout Systems, Inc. *	149,482	4,370,106
nLight, Inc. *	75,119	2,379,770
Novanta, Inc. *	72,438	9,048,955
OSI Systems, Inc. *	35,875	3,229,467
PAR Technology Corp. *	40,321	2,510,385
PC Connection, Inc.	23,437	1,150,522
PCTEL, Inc. *	37,870	278,723
Plantronics, Inc.	73,734	2,338,842
Plexus Corp. *	60,754	4,673,198
Powerfleet, Inc. *	58,847	417,814
Quantum Corp. *	63,465	452,505
Research Frontiers, Inc. *(a)	57,115	231,601
Resonant, Inc. *	106,683	604,893
Ribbon Communications, Inc. *	144,908	1,059,277
Rogers Corp. *	39,455	6,157,742
Sanmina Corp. *	135,672	4,219,399
ScanSource, Inc. *	53,653	1,297,866
Super Micro Computer, Inc. *	93,999	2,913,969
TTM Technologies, Inc. *	212,282	2,846,702
Viavi Solutions, Inc. *	484,118	7,479,623
Vishay Intertechnology, Inc.	281,403	6,064,235
Vishay Precision Group, Inc. *	26,585	850,454
Wrap Technologies, Inc. *(a)	24,620	136,887
		185,200,491

Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	111,279	364,995
Anterix, Inc. *	23,035	835,710
ATN International, Inc.	23,819	1,028,504
Bandwidth, Inc., Class A *	40,612	7,234,622
Boingo Wireless, Inc. *	93,163	1,075,101
Cincinnati Bell, Inc. *	105,801	1,612,407
Cogent Communications Holdings, Inc.	90,065	5,129,202
Consolidated Communications Holdings, Inc. *	155,811	951,226
Gogo, Inc. *(a)	116,988	1,567,639
IDT Corp., Class B *	41,348	580,113
Iridium Communications, Inc. *	249,101	12,273,206
Liberty Latin America Ltd., Class A *	97,154	980,284
Liberty Latin America Ltd., Class C *	329,797	3,261,692
Ooma, Inc. *	44,471	599,024
ORBCOMM, Inc. *	155,205	1,162,486
Shenandoah Telecommunications Co.	102,078	3,967,772
Spok Holdings, Inc.	36,435	405,157
Vonage Holdings Corp. *	496,495	6,196,258
		49,225,398

Transportation 1.3%
Air Transport Services Group, Inc. *	124,508	3,163,748
Allegiant Travel Co.	27,708	5,028,725
ArcBest Corp.	53,362	2,473,329
Atlas Air Worldwide Holdings, Inc. *	54,673	2,833,155
Avis Budget Group, Inc. *	111,545	4,611,270
Costamare, Inc.	105,376	843,008
Covenant Logistics Group, Inc. *	24,206	365,269
Daseke, Inc. *	96,440	507,274
Eagle Bulk Shipping, Inc. *	13,207	258,461
Echo Global Logistics, Inc. *	55,513	1,461,657
Forward Air Corp.	57,955	4,154,794
Genco Shipping & Trading Ltd.	35,175	278,234
Hawaiian Holdings, Inc.	95,828	1,875,354
Security	Number of Shares	Value ($)
Heartland Express, Inc.	103,501	1,942,714
Hub Group, Inc., Class A *	69,381	3,651,522
Marten Transport Ltd.	124,681	1,976,194
Matson, Inc.	90,629	5,419,614
Mesa Air Group, Inc. *	61,387	400,857
P.A.M. Transportation Services, Inc. *	4,033	208,305
Pangaea Logistics Solutions Ltd. *	23,042	64,057
Radiant Logistics, Inc. *	81,573	473,123
Safe Bulkers, Inc. *	110,082	191,543
Saia, Inc. *	55,645	9,835,254
Scorpio Bulkers, Inc.	19,949	321,378
SEACOR Holdings, Inc. *	40,718	1,699,569
SkyWest, Inc.	104,477	4,073,558
Spirit Airlines, Inc. *	208,055	5,396,947
Universal Logistics Holdings, Inc.	16,120	341,744
US Xpress Enterprises, Inc., Class A *	46,884	316,467
Werner Enterprises, Inc.	129,113	5,066,394
		69,233,518

Utilities 2.8%
ALLETE, Inc.	110,398	6,937,410
American States Water Co.	78,072	6,031,843
Artesian Resources Corp., Class A	16,850	688,828
Atlantic Power Corp. *	180,914	535,506
Avista Corp.	145,675	5,459,899
Black Hills Corp.	133,239	7,877,090
Brookfield Infrastructure Corp., Class A	67,204	4,508,044
Brookfield Renewable Corp., Class A	217,333	12,159,781
Cadiz, Inc. *(a)	43,567	486,208
California Water Service Group	104,623	5,716,601
Chesapeake Utilities Corp.	36,321	3,684,039
Clearway Energy, Inc., Class A	72,687	2,095,566
Clearway Energy, Inc., Class C	174,684	5,411,710
Consolidated Water Co., Ltd.	29,993	380,011
Genie Energy Ltd., Class B	28,082	207,245
Global Water Resources, Inc.	26,336	423,220
MGE Energy, Inc.	77,175	4,914,504
Middlesex Water Co.	36,284	2,888,206
New Jersey Resources Corp.	201,841	7,066,453
Northwest Natural Holding Co.	64,761	3,024,986
NorthWestern Corp.	107,568	5,859,229
ONE Gas, Inc.	111,031	8,119,697
Ormat Technologies, Inc.	84,745	9,674,489
Otter Tail Corp.	85,926	3,410,403
PNM Resources, Inc.	168,305	8,166,159
Portland General Electric Co.	190,654	8,062,758
Pure Cycle Corp. *	42,222	450,509
RGC Resources, Inc.	15,761	354,780
SJW Group.	55,891	3,698,308
South Jersey Industries, Inc.	213,578	4,933,652
Southwest Gas Holdings, Inc.	118,647	7,114,074
Spark Energy, Inc., Class A	24,901	273,164
Spire, Inc.	106,344	6,507,189
Sunnova Energy International, Inc. *	112,418	4,929,529
The York Water Co.	27,607	1,199,248
Unitil Corp.	31,359	1,278,507
		154,528,845
Total Common Stock
(Cost $3,342,323,850)		5,504,560,892

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	83,601
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		254,263
Total Rights
(Cost $3,929)		269,146

Warrants 0.0% of net assets

Energy 0.0%
Pulse Biosciences, Inc. expires 05/14/25 *(b)	948	30,248
Total Warrants
(Cost $—)		30,248

Other Investment Company 2.0% of net assets

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	113,997,767	113,997,767
Total Other Investment Company
(Cost $113,997,767)		113,997,767
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Bank PLC
0.01%, 02/01/21 (d)	36,962,750	36,962,750
Total Short-Term Investment
(Cost $36,962,750)		36,962,750

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/19/21	371	38,365,110	(1,296,705)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $109,584,410.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,862,219,917	$—	$—	$4,862,219,917
Materials	214,390,031	—	42,948*	214,432,979
Software & Services	427,781,103	—	126,893	427,907,996
Rights[1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	254,263*	254,263
Warrants[1]
Energy	—	—	30,248	30,248
Other Investment Company[1]	113,997,767	—	—	113,997,767
Short-Term Investment[1]	—	36,962,750	—	36,962,750
Liabilities
Futures Contracts[2]	(1,296,705)	—	—	(1,296,705)
Total	$5,617,092,113	$36,962,750	$469,235	$5,654,524,098
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 2.2%
Adient plc *	32,987	1,065,150
American Axle & Manufacturing Holdings, Inc. *	45,369	399,701
Aptiv plc	96,838	12,937,557
Arcimoto, Inc. *	8,847	191,272
Autoliv, Inc.	27,603	2,448,662
BorgWarner, Inc.	87,715	3,683,153
Cooper Tire & Rubber Co.	18,311	672,929
Cooper-Standard Holdings, Inc. *	6,229	190,047
Dana, Inc.	50,589	979,403
Dorman Products, Inc. *	10,202	926,648
Fisker, Inc. *	52,230	785,017
Ford Motor Co. *	1,396,636	14,706,577
Fox Factory Holding Corp. *	15,225	1,821,519
General Motors Co.	451,552	22,884,655
Gentex Corp.	89,016	2,941,979
Gentherm, Inc. *	11,532	706,450
Harley-Davidson, Inc.	55,576	2,228,042
Horizon Global Corp. *	12,146	115,144
LCI Industries	8,783	1,136,344
Lear Corp.	19,287	2,907,708
Lordstown Motors Corp. *	36,061	908,016
Modine Manufacturing Co. *	17,500	219,625
Motorcar Parts of America, Inc. *	5,552	125,642
NII Holdings, Inc. Escrow *(a)	28,127	60,192
Patrick Industries, Inc.	7,687	530,864
Standard Motor Products, Inc.	6,796	266,607
Stoneridge, Inc. *	10,196	279,880
Strattec Security Corp.	1,500	82,125
Tenneco, Inc., Class A *	18,958	191,476
Tesla, Inc. *	271,486	215,432,286
The Goodyear Tire & Rubber Co. *	81,683	861,756
Thor Industries, Inc.	20,072	2,428,913
Veoneer, Inc. *	34,040	894,912
Visteon Corp. *	10,449	1,332,038
Winnebago Industries, Inc.	11,705	808,347
Workhorse Group, Inc. *(b)	37,448	1,285,215
XPEL, Inc. *	6,154	295,454
		299,731,305

Banks 4.1%
1st Constitution Bancorp	2,000	30,860
1st Source Corp.	6,601	259,749
ACNB Corp.	2,463	61,698
Allegiance Bancshares, Inc.	7,867	276,761
Altabancorp	5,381	173,322
Amalgamated Bank, Class A	10,926	160,175
Amerant Bancorp, Inc. *	8,788	125,317
American National Bankshares, Inc.	4,310	120,465
American River Bankshares	3,244	41,912
Ameris Bancorp	24,404	954,440
Security	Number of Shares	Value ($)
AmeriServ Financial, Inc.	10,799	36,717
Ames National Corp.	2,389	53,776
Arrow Financial Corp.	5,135	150,969
Associated Banc-Corp.	54,272	973,640
Atlantic Capital Bancshares, Inc. *	7,985	142,852
Atlantic Union Bankshares Corp.	27,864	915,054
Auburn National Bancorp, Inc.	1,391	54,986
Axos Financial, Inc. *	18,488	720,108
Banc of California, Inc.	17,916	301,885
BancFirst Corp.	6,788	391,192
BancorpSouth Bank	34,911	965,289
Bank First Corp.	2,265	149,535
Bank of America Corp.	2,725,685	80,816,560
Bank of Commerce Holdings	5,000	50,650
Bank of Hawaii Corp.	14,212	1,111,236
Bank of Marin Bancorp	3,742	138,978
Bank OZK	42,925	1,595,093
BankFinancial Corp.	4,321	36,642
BankUnited, Inc.	32,679	1,132,327
Bankwell Financial Group, Inc.	2,000	38,900
Banner Corp.	12,659	559,908
Bar Harbor Bankshares	5,502	118,348
Baycom Corp. *	4,870	71,589
BCB Bancorp, Inc.	4,200	48,216
Berkshire Hills Bancorp, Inc.	19,410	321,818
BOK Financial Corp.	12,128	895,774
Boston Private Financial Holdings, Inc.	28,203	343,795
Bridgewater Bancshares, Inc. *	4,163	53,453
Brookline Bancorp, Inc.	26,142	329,128
Bryn Mawr Bank Corp.	7,830	243,356
Business First Bancshares, Inc.	7,335	148,901
Byline Bancorp, Inc.	9,933	159,623
C&F Financial Corp.	1,200	47,244
Cadence BanCorp	44,744	801,812
California BanCorp. *	4,859	65,645
Cambridge Bancorp	2,775	203,963
Camden National Corp.	5,912	221,996
Capital Bancorp, Inc. *	5,118	75,439
Capital City Bank Group, Inc.	5,225	116,674
Capitol Federal Financial, Inc.	48,563	603,152
Capstar Financial Holdings, Inc.	2,802	40,629
Carter Bankshares, Inc.	8,134	81,421
Cathay General Bancorp	26,085	882,195
CB Financial Services, Inc.	1,482	26,691
CBTX, Inc.	6,037	158,894
Central Pacific Financial Corp.	8,622	171,405
Central Valley Community Bancorp	3,755	57,452
Century Bancorp, Inc., Class A	1,223	96,862
Chemung Financial Corp.	968	32,389
ChoiceOne Financial Services, Inc.	2,484	63,938
CIT Group, Inc.	34,541	1,274,563
Citigroup, Inc.	746,028	43,262,164
Citizens & Northern Corp.	7,749	148,083
Citizens Community Bancorp, Inc.	3,744	41,296
Citizens Financial Group, Inc.	152,204	5,546,314
Citizens Holdings Co.	2,747	55,462

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
City Holding Co.	5,897	407,188
Civista Bancshares, Inc.	7,656	130,535
CNB Financial Corp.	5,361	112,742
Coastal Financial Corp. *	4,438	87,872
Codorus Valley Bancorp, Inc.	2,828	44,682
Colony Bankcorp, Inc.	2,706	37,478
Columbia Banking System, Inc.	25,333	975,827
Columbia Financial, Inc. *	19,578	301,893
Comerica, Inc.	49,436	2,827,739
Commerce Bancshares, Inc.	37,666	2,517,972
Community Bank System, Inc.	18,906	1,226,054
Community Bankers Trust Corp.	7,000	50,540
Community Trust Bancorp, Inc.	5,256	191,634
ConnectOne Bancorp, Inc.	11,372	241,655
County Bancorp, Inc.	2,567	55,524
CrossFirst Bankshares, Inc. *	18,978	218,247
Cullen/Frost Bankers, Inc.	20,212	1,864,355
Customers Bancorp, Inc. *	10,510	233,532
CVB Financial Corp.	45,227	878,761
Dime Community Bancshares, Inc.	5,500	134,365
Dime Community Bancshares, Inc.	9,580	152,322
Eagle Bancorp Montana, Inc.	2,558	54,716
Eagle Bancorp, Inc.	12,070	512,854
East West Bancorp, Inc.	51,175	3,067,429
Eastern Bankshares, Inc. *	65,428	1,042,922
Enterprise Bancorp, Inc.	2,816	71,357
Enterprise Financial Services Corp.	11,421	403,276
Equity Bancshares, Inc., Class A *	5,288	116,759
Esquire Financial Holdings, Inc. *	1,750	38,640
ESSA Bancorp, Inc.	2,841	40,569
Essent Group Ltd.	40,952	1,713,022
Evans Bancorp, Inc.	1,382	41,073
F.N.B. Corp.	112,543	1,109,674
Farmers & Merchants Bancorp, Inc.	4,577	104,813
Farmers National Banc Corp.	12,226	162,850
Fauquier Bankshares, Inc.	2,085	38,677
FB Financial Corp.	11,393	425,642
Federal Agricultural Mortgage Corp., Class C	2,925	222,300
Fidelity D&D Bancorp, Inc. (b)	800	39,368
Fifth Third Bancorp	253,961	7,347,092
Financial Institutions, Inc.	4,637	106,141
First BanCorp	75,196	684,284
First BanCorp (North Carolina)	10,445	355,757
First Bank	6,451	58,382
First Busey Corp.	16,944	350,232
First Business Financial Services, Inc.	2,369	45,627
First Capital, Inc. (b)	1,074	51,541
First Choice Bancorp	2,370	46,594
First Citizens BancShares, Inc., Class A	2,538	1,512,623
First Commonwealth Financial Corp.	32,758	384,251
First Community Bankshares, Inc.	4,583	98,351
First Community Corp.	2,104	35,747
First Financial Bancorp	34,943	640,156
First Financial Bankshares, Inc.	51,647	1,956,388
First Financial Corp.	4,975	190,990
First Financial Northwest, Inc.	2,467	31,430
First Foundation, Inc.	14,350	290,731
First Guaranty Bancshares, Inc.	2,349	37,584
First Hawaiian, Inc.	45,965	1,068,686
First Horizon Corp.	200,686	2,787,529
First Internet Bancorp	4,592	140,607
First Interstate BancSystem, Inc., Class A	12,583	486,459
First Merchants Corp.	19,863	748,239
First Mid Bancshares, Inc.	6,521	220,866
First Midwest Bancorp, Inc.	39,319	649,943
First Northwest Bancorp	3,416	46,799
First Republic Bank	62,304	9,033,457
First Savings Financial Group, Inc.	860	51,935
Security	Number of Shares	Value ($)
First United Corp.	2,475	38,684
Flagstar Bancorp, Inc.	17,858	765,215
Flushing Financial Corp.	10,119	184,975
FNCB Bancorp, Inc.	4,152	25,410
Franklin Financial Services Corp.	1,600	43,216
FS Bancorp, Inc.	938	50,296
Fulton Financial Corp.	56,139	752,263
FVCBankcorp, Inc. *	5,555	85,714
German American Bancorp, Inc.	9,856	333,428
Glacier Bancorp, Inc.	33,575	1,566,274
Great Southern Bancorp, Inc.	3,639	178,930
Great Western Bancorp, Inc.	20,561	493,464
Greene County Bancorp, Inc.	1,473	34,940
Guaranty Bancshares, Inc.	2,780	92,796
Guaranty Federal Bancshares, Inc.	1,961	34,180
Hancock Whitney Corp.	30,327	1,035,364
Hanmi Financial Corp.	10,693	147,777
HarborOne Bancorp, Inc. *	19,941	216,559
Hawthorn Bancshares, Inc.	1,731	31,781
HBT Financial, Inc.	4,303	64,244
Heartland Financial USA, Inc.	12,270	523,438
Heritage Commerce Corp.	22,589	198,331
Heritage Financial Corp.	14,397	339,769
Hilltop Holdings, Inc.	22,817	685,423
Home Bancorp, Inc.	1,946	54,799
Home BancShares, Inc.	56,219	1,191,843
HomeStreet, Inc.	9,269	337,392
HomeTrust Bancshares, Inc.	6,004	126,084
Hope Bancorp, Inc.	47,307	528,892
Horizon Bancorp, Inc.	12,027	190,387
Howard Bancorp, Inc. *	4,800	58,080
Huntington Bancshares, Inc.	363,546	4,807,896
Independent Bank Corp.	11,656	875,132
Independent Bank Corp., Michigan	7,335	134,671
Independent Bank Group, Inc.	12,943	794,959
International Bancshares Corp.	19,695	744,668
Investar Holding Corp.	2,523	40,696
Investors Bancorp, Inc.	79,156	911,086
JPMorgan Chase & Co.	1,091,398	140,430,181
Kearny Financial Corp.	27,934	289,117
KeyCorp	348,548	5,876,519
Lakeland Bancorp, Inc.	20,073	263,157
Lakeland Financial Corp.	9,340	548,258
Landmark Bancorp, Inc.	2,860	67,525
LCNB Corp.	4,536	69,764
Level One Bancorp, Inc.	3,011	62,779
Live Oak Bancshares, Inc.	9,613	383,366
Luther Burbank Corp.	6,821	66,778
M&T Bank Corp.	45,879	6,077,591
Macatawa Bank Corp.	7,248	60,158
Mackinac Financial Corp.	2,963	37,097
MainStreet Bancshares, Inc. *	3,000	51,240
Malvern Bancorp, Inc. *	1,956	30,944
Mercantile Bank Corp.	5,614	152,420
Merchants Bancorp	5,609	167,260
Meridian Bancorp, Inc.	18,271	276,806
Meridian Corp.	2,531	51,329
Meta Financial Group, Inc.	11,373	439,339
Metrocity Bankshares, Inc.	10,648	151,628
Metropolitan Bank Holding Corp. *	2,381	94,430
MGIC Investment Corp.	123,330	1,445,428
Mid Penn Bancorp, Inc.	1,996	43,433
Middlefield Banc Corp.	1,808	37,064
Midland States Bancorp, Inc.	7,038	129,429
MidWestOne Financial Group, Inc.	6,945	170,778
MMA Capital Holdings, Inc. *	1,499	35,496
Mr Cooper Group, Inc. *	25,993	707,789
MVB Financial Corp.	3,423	76,709
National Bank Holdings Corp., Class A	11,252	374,354

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Bankshares, Inc.	2,688	83,328
NBT Bancorp, Inc.	16,748	552,851
New York Community Bancorp, Inc.	163,968	1,715,105
Nicolet Bankshares, Inc. *	3,504	237,536
NMI Holdings, Inc., Class A *	31,776	673,969
Northeast Bank *	1,965	51,208
Northfield Bancorp, Inc.	19,213	237,473
Northrim BanCorp, Inc.	2,596	83,384
Northwest Bancshares, Inc.	45,170	575,918
Norwood Financial Corp.	1,600	39,488
Oak Valley Bancorp	2,528	39,310
OceanFirst Financial Corp.	21,028	381,868
Ocwen Financial Corp. *	2,248	54,986
OFG Bancorp	18,500	317,830
Ohio Valley Banc Corp.	1,139	24,477
Old National Bancorp	59,649	1,001,507
Old Second Bancorp, Inc.	10,602	104,112
Origin Bancorp, Inc.	7,855	248,139
Orrstown Financial Services, Inc.	2,174	37,632
Pacific Mercantile Bancorp *	4,589	27,075
Pacific Premier Bancorp, Inc.	33,487	1,113,443
PacWest Bancorp	41,311	1,247,179
Park National Corp.	4,958	535,514
Parke Bancorp, Inc.	2,462	42,642
PCB Bancorp	6,102	72,248
PCSB Financial Corp.	6,385	94,083
Peapack-Gladstone Financial Corp.	5,216	122,680
Penns Woods Bancorp, Inc.	2,250	48,465
PennyMac Financial Services, Inc.	14,649	849,642
People’s United Financial, Inc.	154,337	2,108,243
Peoples Bancorp of North Carolina, Inc.	1,427	28,683
Peoples Bancorp, Inc.	6,847	208,834
Peoples Financial Services Corp.	2,448	88,177
Pinnacle Financial Partners, Inc.	26,740	1,832,492
Pioneer Bancorp, Inc. *	5,272	55,092
Plumas Bancorp	1,860	46,314
Ponce de Leon Federal Bank *	3,464	32,631
Popular, Inc.	30,002	1,702,614
Preferred Bank	5,001	241,498
Premier Financial Bancorp, Inc.	2,848	43,774
Premier Financial Corp.	13,975	387,946
Professional Holding Corp., Class A *	5,294	79,251
Prosperity Bancshares, Inc.	33,069	2,230,173
Provident Bancorp, Inc.	9,010	103,885
Provident Financial Holdings, Inc.	2,246	36,048
Provident Financial Services, Inc.	26,547	491,650
Prudential Bancorp, Inc.	2,109	24,907
QCR Holdings, Inc.	5,706	221,279
Radian Group, Inc.	67,143	1,289,146
RBB Bancorp	4,010	66,566
Red River Bancshares, Inc.	2,891	134,663
Regions Financial Corp.	342,307	5,822,642
Reliant Bancorp, Inc.	5,236	107,600
Renasant Corp.	20,107	711,788
Republic Bancorp, Inc., Class A	2,950	106,466
Republic First Bancorp, Inc. *	17,184	48,115
Richmond Mutual BanCorp., Inc.	7,448	94,292
Riverview Bancorp, Inc.	5,400	28,134
Rocket Cos., Inc., Class A *(b)	41,033	876,465
S&T Bancorp, Inc.	13,976	354,990
Salisbury Bancorp, Inc.	1,041	38,173
Sandy Spring Bancorp, Inc.	16,337	542,879
SB Financial Group, Inc.	2,430	41,990
Seacoast Banking Corp. of Florida *	19,951	607,508
Select Bancorp, Inc. *	5,100	48,144
ServisFirst Bancshares, Inc.	16,569	680,655
Severn Bancorp, Inc.	5,134	39,275
Shore Bancshares, Inc.	4,629	61,334
Sierra Bancorp	4,155	90,870
Security	Number of Shares	Value ($)
Signature Bank	19,199	3,171,483
Silvergate Capital Corp., Class A *	6,858	638,205
Simmons First National Corp., Class A	38,643	954,482
SmartFinancial, Inc.	4,105	81,279
Sound Financial Bancorp, Inc.	1,293	42,643
South Plains Financial, Inc.	3,800	71,592
South State Corp.	25,743	1,795,317
Southern First Bancshares, Inc. *	1,875	75,188
Southern Missouri Bancorp, Inc.	3,020	92,563
Southern National Bancorp of Virginia, Inc.	6,730	81,231
Southside Bancshares, Inc.	10,547	330,859
Spirit of Texas Bancshares, Inc.	3,720	66,737
Standard AVB Financial Corp.	1,872	61,420
Sterling Bancorp	71,486	1,319,632
Sterling Bancorp, Inc.	7,691	35,994
Stock Yards Bancorp, Inc.	7,278	328,966
Summit Financial Group, Inc.	3,433	71,063
SVB Financial Group *	18,573	8,130,888
Synovus Financial Corp.	53,910	2,005,452
TCF Financial Corp.	55,303	2,149,075
Territorial Bancorp, Inc.	2,571	61,344
Texas Capital Bancshares, Inc. *	17,582	1,058,788
TFS Financial Corp.	17,443	308,218
The Bancorp, Inc. *	19,738	331,006
The Bank of Princeton	1,521	35,470
The Community Financial Corp.	1,476	35,129
The First BanCorp, Inc.	3,885	93,357
The First Bancshares, Inc.	8,998	269,400
The First of Long Island Corp.	9,143	152,962
The Hingham Institution For Savings	534	117,085
The PNC Financial Services Group, Inc.	151,778	21,783,179
Timberland Bancorp, Inc.	2,502	63,176
Tompkins Financial Corp.	4,546	303,991
Towne Bank	22,138	513,602
TriCo Bancshares	9,785	364,981
TriState Capital Holdings, Inc. *	10,371	190,308
Triumph Bancorp, Inc. *	8,044	461,243
Truist Financial Corp.	482,629	23,156,539
TrustCo Bank Corp.	36,703	228,293
Trustmark Corp.	23,087	634,200
U.S. Bancorp	490,698	21,026,409
UMB Financial Corp.	15,587	1,106,209
Umpqua Holdings Corp.	80,044	1,161,438
Union Bankshares, Inc.	1,200	32,640
United Bankshares, Inc.	45,774	1,449,205
United Community Banks, Inc.	31,722	946,267
United Security Bancshares	4,123	28,160
Unity Bancorp, Inc.	2,299	43,221
Univest Financial Corp.	11,205	251,552
Valley National Bancorp	151,317	1,544,947
Veritex Holdings, Inc.	17,988	459,773
Walker & Dunlop, Inc.	10,059	828,057
Washington Federal, Inc.	26,742	700,106
Washington Trust Bancorp, Inc.	6,472	282,050
Waterstone Financial, Inc.	9,659	178,402
Webster Financial Corp.	32,488	1,518,814
Wells Fargo & Co.	1,480,288	44,231,005
WesBanco, Inc.	23,047	668,363
West Bancorp, Inc.	4,641	95,605
Westamerica Bancorp	9,950	555,409
Western Alliance Bancorp	36,345	2,478,002
Western New England Bancorp, Inc.	10,349	66,337
Wintrust Financial Corp.	20,500	1,233,895
WSFS Financial Corp.	17,604	756,444
Zions Bancorp NA	59,426	2,623,064
		566,393,173

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 6.0%
3M Co.	206,604	36,292,059
A.O. Smith Corp.	49,173	2,670,094
AAON, Inc.	14,695	1,087,430
AAR Corp.	12,256	411,189
Acuity Brands, Inc.	13,504	1,623,721
Advanced Drainage Systems, Inc.	17,971	1,482,248
AECOM *	53,349	2,672,785
Aegion Corp. *	12,259	225,198
Aerojet Rocketdyne Holdings, Inc. *	26,090	1,357,724
Aerovironment, Inc. *	7,884	904,847
AGCO Corp.	22,218	2,463,976
AgEagle Aerial Systems, Inc. *(b)	25,454	248,686
Air Lease Corp.	38,178	1,512,994
Alamo Group, Inc.	3,373	470,837
Albany International Corp., Class A	10,638	739,554
Allegion plc	32,879	3,518,382
Allied Motion Technologies, Inc.	3,411	154,348
Allison Transmission Holdings, Inc.	39,579	1,610,865
Alpha Pro Tech Ltd. *(b)	4,213	60,162
Alta Equipment Group, Inc. *	11,534	109,458
Altra Industrial Motion Corp.	21,713	1,116,265
Ameresco, Inc., Class A *	8,269	463,808
American Superconductor Corp. *	9,332	230,687
American Woodmark Corp. *	6,136	530,825
AMETEK, Inc.	82,316	9,323,110
API Group Corp. *	49,331	883,518
Apogee Enterprises, Inc.	9,481	332,783
Applied Industrial Technologies, Inc.	13,758	968,426
Arcosa, Inc.	17,207	959,979
Argan, Inc.	5,381	232,621
Armstrong Flooring, Inc. *	7,547	28,377
Armstrong World Industries, Inc.	16,797	1,313,693
Array Technologies, Inc. *	29,157	1,188,439
Astec Industries, Inc.	8,081	480,577
Astronics Corp. *	7,122	88,740
Atkore International Group, Inc. *	16,778	744,272
Axon Enterprise, Inc. *	22,851	3,751,220
AZZ, Inc.	9,021	429,309
Babcock & Wilcox Enterprises, Inc. *	12,254	68,010
Barnes Group, Inc.	16,937	814,162
Beacon Roofing Supply, Inc. *	18,990	755,232
Beam Global *(b)	2,100	119,238
Bloom Energy Corp., Class A *	40,937	1,429,111
Blue Bird Corp. *	6,024	123,492
BlueLinx Holdings, Inc. *	4,090	144,704
Boise Cascade Co.	14,067	670,011
Builders FirstSource, Inc. *	74,114	2,834,860
BWX Technologies, Inc.	33,686	1,816,349
CAI International, Inc.	6,521	211,737
Carlisle Cos., Inc.	19,129	2,772,366
Carrier Global Corp.	292,545	11,262,982
Caterpillar, Inc.	194,389	35,542,085
Chart Industries, Inc. *	12,575	1,510,383
CIRCOR International, Inc. *	7,526	240,606
Colfax Corp. *	35,046	1,300,908
Columbus McKinnon Corp.	8,311	358,952
Comfort Systems USA, Inc.	12,917	715,989
Commercial Vehicle Group, Inc. *	13,417	111,093
Concrete Pumping Holdings, Inc. *	15,505	84,657
Construction Partners, Inc., Class A *	12,670	360,081
Cornerstone Building Brands, Inc. *	14,252	162,188
CPI Aerostructures, Inc. *	6,418	25,159
Crane Co.	17,455	1,320,994
CSW Industrials, Inc.	4,946	576,308
Cubic Corp.	11,593	709,260
Cummins, Inc.	53,014	12,427,542
Curtiss-Wright Corp.	14,821	1,538,272
Security	Number of Shares	Value ($)
Deere & Co.	112,097	32,373,614
Donaldson Co., Inc.	45,439	2,700,894
Douglas Dynamics, Inc.	7,724	315,139
Dover Corp.	51,058	5,947,746
Ducommun, Inc. *	4,035	199,087
DXP Enterprises, Inc. *	4,731	109,712
Dycom Industries, Inc. *	11,476	931,163
Eaton Corp. plc	142,670	16,792,259
EMCOR Group, Inc.	19,329	1,706,751
Emerson Electric Co.	214,216	16,998,040
Encore Wire Corp.	7,393	426,946
Energous Corp. *(b)	26,284	87,789
Energy Recovery, Inc. *	16,887	233,716
Enerpac Tool Group Corp.	21,715	440,163
EnerSys	15,369	1,263,793
EnPro Industries, Inc.	7,175	517,963
ESCO Technologies, Inc.	9,232	877,779
EVI Industries, Inc. *(b)	1,400	50,274
Evoqua Water Technologies Corp. *	38,916	1,060,461
Fastenal Co.	205,891	9,386,571
Federal Signal Corp.	21,858	714,538
Flowserve Corp.	45,825	1,629,537
Fluor Corp.	46,975	812,198
Fortive Corp.	121,132	8,004,403
Fortune Brands Home & Security, Inc.	49,535	4,272,394
Franklin Electric Co., Inc.	14,084	977,711
FreightCar America, Inc. *	3,100	11,253
FuelCell Energy, Inc. *	116,461	2,417,730
Gates Industrial Corp. plc *	15,346	216,686
GATX Corp.	12,164	1,128,819
Gencor Industries, Inc. *	3,540	45,347
Generac Holdings, Inc. *	22,700	5,593,734
General Dynamics Corp.	83,328	12,222,551
General Electric Co.	3,140,712	33,542,804
General Finance Corp. *	9,231	68,125
Gibraltar Industries, Inc. *	11,446	1,025,905
GMS, Inc. *	16,465	477,320
Graco, Inc.	59,932	4,131,712
GrafTech International Ltd.	42,380	411,086
Graham Corp.	2,809	41,461
Granite Construction, Inc.	17,068	505,383
Great Lakes Dredge & Dock Corp. *	26,015	354,584
Griffon Corp.	17,914	402,348
H&E Equipment Services, Inc.	11,492	315,800
HC2 Holdings, Inc. *	35,063	122,370
HEICO Corp.	15,285	1,799,656
HEICO Corp., Class A	25,889	2,752,260
Helios Technologies, Inc.	10,858	592,304
Herc Holdings, Inc. *	8,885	568,462
Hexcel Corp.	29,991	1,309,407
Hillenbrand, Inc.	27,677	1,137,525
Honeywell International, Inc.	251,247	49,086,126
Houston Wire & Cable Co. *	8,228	27,482
Howmet Aerospace, Inc.	139,369	3,425,690
Hubbell, Inc.	19,699	3,065,164
Huntington Ingalls Industries, Inc.	14,561	2,290,882
Hurco Cos., Inc.	2,000	58,840
Hyliion Holdings Corp. *	31,932	530,391
Hyster-Yale Materials Handling, Inc.	3,600	322,956
IDEX Corp.	27,283	5,079,822
IES Holdings, Inc. *	7,925	360,429
Illinois Tool Works, Inc.	102,966	19,997,027
Ingersoll Rand, Inc. *	132,515	5,544,428
Insteel Industries, Inc.	8,325	210,123
ITT, Inc.	30,990	2,315,263
Jacobs Engineering Group, Inc.	46,212	4,665,564
JELD-WEN Holding, Inc. *	24,661	640,939
John Bean Technologies Corp.	11,510	1,333,779
Johnson Controls International plc	259,747	12,940,596

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kadant, Inc.	4,147	592,814
Kaman Corp.	10,367	522,082
Kennametal, Inc.	29,530	1,118,596
Kratos Defense & Security Solutions, Inc. *	45,370	1,204,120
L.B. Foster Co., Class A *	3,200	48,480
L3Harris Technologies, Inc.	75,437	12,938,200
Lawson Products, Inc. *	3,088	153,134
Lennox International, Inc.	12,502	3,444,176
Lincoln Electric Holdings, Inc.	20,851	2,387,440
Lindsay Corp.	4,320	604,066
LiqTech International, Inc. *	5,399	42,652
Lockheed Martin Corp.	87,963	28,308,253
LSI Industries, Inc.	13,018	125,038
Lydall, Inc. *	5,500	165,550
Manitex International, Inc. *	4,549	26,657
Masco Corp.	92,804	5,040,185
Masonite International Corp. *	8,921	887,640
MasTec, Inc. *	19,719	1,521,321
Matrix Service Co. *	8,000	94,320
Maxar Technologies, Inc.	22,839	956,269
Mayville Engineering Co., Inc. *	7,805	109,270
Mercury Systems, Inc. *	20,364	1,447,066
Meritor, Inc. *	25,068	647,005
Miller Industries, Inc.	4,490	179,061
Moog, Inc., Class A	10,511	776,448
MRC Global, Inc. *	22,113	152,801
MSC Industrial Direct Co., Inc., Class A	16,366	1,269,511
Mueller Industries, Inc.	21,474	733,337
Mueller Water Products, Inc., Class A	58,841	705,504
MYR Group, Inc. *	5,984	332,770
National Presto Industries, Inc.	1,664	148,778
Navistar International Corp. *	17,353	763,532
Nikola Corp. *	50,355	1,162,697
NN, Inc. *	15,065	90,842
Nordson Corp.	19,113	3,421,036
Northrop Grumman Corp.	55,564	15,925,198
Northwest Pipe Co. *	2,896	87,604
NOW, Inc. *	38,877	322,290
NV5 Global, Inc. *	3,797	331,592
nVent Electric plc	59,684	1,335,728
Omega Flex, Inc.	1,070	197,950
Orion Energy Systems, Inc. *	9,048	88,580
Orion Group Holdings, Inc. *	8,139	43,706
Oshkosh Corp.	24,533	2,246,977
Otis Worldwide Corp.	145,737	9,421,897
Owens Corning	38,229	2,966,570
PACCAR, Inc.	124,134	11,323,503
PAE, Inc. *	24,377	202,329
Park Aerospace Corp.	6,594	87,568
Park-Ohio Holdings Corp.	3,600	101,484
Parker-Hannifin Corp.	45,883	12,141,101
Parsons Corp. *	8,744	311,811
Pentair plc	58,955	3,210,689
PGT Innovations, Inc. *	19,928	412,709
Plug Power, Inc. *	178,031	11,246,218
Powell Industries, Inc.	2,862	82,054
Preformed Line Products Co.	1,000	64,290
Primoris Services Corp.	16,627	483,929
Proto Labs, Inc. *	9,622	2,037,940
Quanex Building Products Corp.	12,035	264,650
Quanta Services, Inc.	49,528	3,490,238
Raven Industries, Inc.	13,105	422,898
Raytheon Technologies Corp.	543,804	36,288,041
RBC Bearings, Inc. *	8,936	1,495,261
Regal Beloit Corp.	14,536	1,823,977
Resideo Technologies, Inc. *	50,490	1,166,319
REV Group, Inc.	7,500	77,475
Rexnord Corp.	42,363	1,603,863
Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	41,737	10,372,897
Roper Technologies, Inc.	37,452	14,715,265
Rush Enterprises, Inc., Class A	16,089	675,577
Rush Enterprises, Inc., Class B	1,125	43,571
Sensata Technologies Holding plc *	56,403	3,073,963
Shoals Technologies Group, Inc. *	2,487	84,384
Simpson Manufacturing Co., Inc.	15,277	1,405,484
SiteOne Landscape Supply, Inc. *	15,679	2,472,265
Snap-on, Inc.	19,581	3,524,384
Spirit AeroSystems Holdings, Inc., Class A	37,936	1,284,892
SPX Corp. *	15,862	820,224
SPX FLOW, Inc. *	15,093	799,476
Standex International Corp.	4,408	361,059
Stanley Black & Decker, Inc.	57,142	9,913,566
Sterling Construction Co., Inc. *	11,346	232,253
Sunrun, Inc. *	55,925	3,873,925
Systemax, Inc.	5,824	223,816
Teledyne Technologies, Inc. *	13,143	4,692,182
Tennant Co.	7,027	476,079
Terex Corp.	24,261	867,573
Textron, Inc.	81,478	3,687,694
The AZEK Co., Inc. *	44,619	1,779,852
The Boeing Co.	190,013	36,898,624
The Eastern Co.	1,864	43,879
The ExOne Co. *	4,754	131,876
The Gorman-Rupp Co.	7,392	232,848
The Greenbrier Cos., Inc.	11,186	404,709
The Manitowoc Co., Inc. *	12,331	162,029
The Middleby Corp. *	20,147	2,734,351
The Shyft Group, Inc.	11,994	362,219
The Timken Co.	24,436	1,848,828
The Toro Co.	38,349	3,614,393
Thermon Group Holdings, Inc. *	13,548	197,665
Titan International, Inc.	23,877	164,751
Titan Machinery, Inc. *	7,620	162,306
TPI Composites, Inc. *	11,618	696,034
Trane Technologies plc	86,141	12,348,312
Transcat, Inc. *	2,013	73,615
TransDigm Group, Inc. *	19,422	10,745,804
Trex Co., Inc. *	41,358	3,795,424
TriMas Corp. *	15,539	491,809
Trinity Industries, Inc.	29,987	833,938
Triton International Ltd.	25,049	1,160,771
Triumph Group, Inc.	16,938	183,439
Tutor Perini Corp. *	16,006	238,489
Twin Disc, Inc. *	3,405	28,262
UFP Industries, Inc.	21,520	1,160,789
Ultralife Corp. *	4,422	25,957
United Rentals, Inc. *	25,702	6,245,843
Univar Solutions, Inc. *	61,617	1,145,460
Valmont Industries, Inc.	7,434	1,434,167
Vectrus, Inc. *	4,452	228,833
Veritiv Corp. *	3,278	60,053
Vertiv Holdings Co.	83,907	1,688,209
Vicor Corp. *	7,784	673,627
Virgin Galactic Holdings, Inc. *(b)	46,189	2,045,711
W.W. Grainger, Inc.	16,179	5,895,466
Wabash National Corp.	19,725	314,614
Watsco, Inc.	11,694	2,788,902
Watts Water Technologies, Inc., Class A	9,591	1,151,591
Welbilt, Inc. *	46,762	603,697
WESCO International, Inc. *	15,552	1,183,663
Westinghouse Air Brake Technologies Corp.	63,647	4,723,244
Willis Lease Finance Corp. *	1,177	32,626
WillScot Mobile Mini Holdings Corp. *	59,769	1,417,123

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Woodward, Inc.	20,915	2,341,434
Xylem, Inc.	64,815	6,260,481
		832,394,047

Commercial & Professional Services 1.0%
ABM Industries, Inc.	24,829	912,217
Acacia Research Corp. *	15,357	85,999
ACCO Brands Corp.	34,735	281,006
ADT, Inc.	52,827	477,028
Aqua Metals, Inc. *(b)	33,156	188,326
ASGN, Inc. *	19,323	1,602,070
Barrett Business Services, Inc.	3,084	194,446
BG Staffing, Inc.	1,811	22,855
Brady Corp., Class A	17,257	792,269
BrightView Holdings, Inc. *	11,485	162,857
Casella Waste Systems, Inc., Class A *	16,933	969,245
CBIZ, Inc. *	19,217	497,912
CECO Environmental Corp. *	9,324	64,615
Cimpress plc *	6,836	624,742
Cintas Corp.	31,358	9,975,607
Clean Harbors, Inc. *	17,841	1,381,964
Copart, Inc. *	74,440	8,169,790
CoreCivic, Inc.	45,253	321,749
CoreLogic, Inc.	27,786	2,092,008
CoStar Group, Inc. *	14,139	12,721,000
Covanta Holding Corp.	44,230	625,855
CRA International, Inc.	2,542	135,260
Deluxe Corp.	16,419	556,440
DLH Holdings Corp. *	7,975	82,621
Dun & Bradstreet Holdings, Inc. *	46,895	1,109,067
Ennis, Inc.	8,919	162,326
Equifax, Inc.	43,726	7,744,312
Exponent, Inc.	18,500	1,527,730
Forrester Research, Inc. *	3,376	133,892
Franklin Covey Co. *	2,861	68,807
FTI Consulting, Inc. *	12,642	1,390,241
GP Strategies Corp. *	5,086	61,439
Harsco Corp. *	28,455	473,207
Healthcare Services Group, Inc.	26,959	874,011
Heidrick & Struggles International, Inc.	7,278	212,226
Heritage-Crystal Clean, Inc. *	6,713	145,672
Herman Miller, Inc.	20,697	708,872
Hill International, Inc. *	13,292	29,109
HNI Corp.	16,018	516,741
Hudson Technologies, Inc. *	14,328	19,629
Huron Consulting Group, Inc. *	8,402	444,970
IAA, Inc. *	47,729	2,727,235
ICF International, Inc.	6,209	478,900
IHS Markit Ltd.	133,572	11,631,450
Insperity, Inc.	12,464	978,299
Interface, Inc.	19,952	200,318
KAR Auction Services, Inc.	48,222	890,178
Kelly Services, Inc., Class A	13,781	269,005
Kforce, Inc.	6,775	288,954
Kimball International, Inc., Class B	11,882	143,653
Knoll, Inc.	15,973	238,956
Korn Ferry	19,055	868,908
ManpowerGroup, Inc.	20,515	1,814,347
Mastech Digital, Inc. *	1,998	32,587
Matthews International Corp., Class A	11,787	359,857
McGrath RentCorp	8,505	593,564
Mistras Group, Inc. *	11,187	77,302
Montrose Environmental Group, Inc. *	6,178	228,462
MSA Safety, Inc.	13,105	2,045,953
Nielsen Holdings plc	126,949	2,834,771
PICO Holdings, Inc. *	7,559	65,007
Pitney Bowes, Inc.	67,417	629,675
Quad Graphics, Inc.	9,800	45,864
Security	Number of Shares	Value ($)
Red Violet, Inc. *	3,264	73,114
Republic Services, Inc.	75,030	6,791,716
Resources Connection, Inc.	11,300	130,402
Robert Half International, Inc.	40,615	2,741,513
Rollins, Inc.	80,535	2,900,871
RR Donnelley & Sons Co.	19,875	47,501
SP Plus Corp. *	8,482	245,978
Steelcase, Inc., Class A	33,780	436,775
Stericycle, Inc. *	33,596	2,199,866
Team, Inc. *	12,824	126,701
Tetra Tech, Inc.	19,432	2,362,348
The Brink’s Co.	17,561	1,196,431
TransUnion	67,751	5,897,047
TriNet Group, Inc. *	13,905	1,030,500
TrueBlue, Inc. *	14,540	270,299
U.S. Ecology, Inc. *	11,833	390,489
UniFirst Corp.	5,416	1,152,525
Upwork, Inc. *	32,903	1,363,829
Verisk Analytics, Inc.	58,405	10,717,318
Viad Corp.	7,132	246,054
VSE Corp.	4,408	152,517
Waste Management, Inc.	139,376	15,515,336
Willdan Group, Inc. *	4,309	192,569
		142,185,076

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	12,982	529,925
American Outdoor Brands, Inc. *	4,639	88,048
Bassett Furniture Industries, Inc.	5,330	103,295
Beazer Homes USA, Inc. *	12,172	202,299
Brunswick Corp.	27,707	2,395,547
Callaway Golf Co.	33,432	932,419
Capri Holdings Ltd. *	54,255	2,260,263
Carter’s, Inc.	15,451	1,360,306
Casper Sleep, Inc. *	8,500	67,320
Cavco Industries, Inc. *	3,109	586,544
Century Communities, Inc. *	9,960	467,522
Clarus Corp.	9,942	159,669
Columbia Sportswear Co.	10,979	960,223
Crocs, Inc. *	24,577	1,720,882
Culp, Inc.	5,320	82,088
D.R. Horton, Inc.	118,124	9,071,923
Deckers Outdoor Corp. *	10,115	2,953,378
Delta Apparel, Inc. *	1,907	38,178
Escalade, Inc.	3,955	82,462
Ethan Allen Interiors, Inc.	7,327	173,284
Flexsteel Industries, Inc.	3,832	130,748
Fossil Group, Inc. *	18,816	272,832
G-III Apparel Group Ltd. *	15,332	414,577
Garmin Ltd.	53,581	6,154,314
Genius Brands International, Inc. *	85,113	151,501
GoPro, Inc., Class A *	44,091	394,614
Green Brick Partners, Inc. *	16,600	330,340
Hamilton Beach Brands Holding Co., Class A	1,750	33,583
Hanesbrands, Inc.	124,043	1,896,617
Hasbro, Inc.	45,531	4,271,718
Helen of Troy Ltd. *	9,254	2,260,290
Hooker Furniture Corp.	5,161	155,501
Hovnanian Enterprises, Inc., Class A *	2,020	103,343
Installed Building Products, Inc. *	7,997	839,125
iRobot Corp. *	10,514	1,262,731
Johnson Outdoors, Inc., Class A	2,482	270,612
KB Home	31,792	1,323,819
Kontoor Brands, Inc.	16,976	613,173
La-Z-Boy, Inc.	16,047	621,340
Lakeland Industries, Inc. *	3,608	100,302
Legacy Housing Corp. *	5,534	78,417

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leggett & Platt, Inc.	47,048	1,928,968
Lennar Corp., Class A	102,825	8,549,899
Levi Strauss & Co., Class A	22,672	446,865
LGI Homes, Inc. *	7,676	819,106
Lifetime Brands, Inc.	5,000	69,500
Lululemon Athletica, Inc. *	42,506	13,970,872
M.D.C. Holdings, Inc.	19,897	1,035,042
M/I Homes, Inc. *	9,900	488,763
Malibu Boats, Inc., Class A *	7,676	538,164
Marine Products Corp.	9,303	151,453
MasterCraft Boat Holdings, Inc. *	8,275	211,261
Mattel, Inc. *	123,519	2,238,164
Meritage Homes Corp. *	13,811	1,108,471
Mohawk Industries, Inc. *	21,586	3,099,750
Movado Group, Inc.	5,167	106,750
Nautilus, Inc. *	11,457	280,811
Newell Brands, Inc.	134,292	3,225,694
NIKE, Inc., Class B	448,553	59,922,195
NVR, Inc. *	1,256	5,584,779
Oxford Industries, Inc.	6,022	392,875
Peloton Interactive, Inc., Class A *	91,749	13,407,281
Polaris, Inc.	20,573	2,400,252
PulteGroup, Inc.	96,451	4,195,619
Purple Innovation, Inc. *	8,392	285,664
PVH Corp.	25,843	2,203,374
Ralph Lauren Corp.	17,193	1,737,353
Rocky Brands, Inc.	1,800	62,028
Skechers U.S.A., Inc., Class A *	48,514	1,672,763
Skyline Champion Corp. *	18,964	637,759
Smith & Wesson Brands, Inc.	22,537	373,213
Sonos, Inc. *	31,813	831,910
Steven Madden Ltd.	27,804	934,214
Sturm, Ruger & Co., Inc.	6,025	381,744
Superior Group of Cos., Inc.	3,200	73,056
Tapestry, Inc.	99,144	3,134,933
Taylor Morrison Home Corp. *	47,340	1,229,893
Tempur Sealy International, Inc. *	67,881	1,792,058
The Lovesac Co. *	4,280	241,991
Toll Brothers, Inc.	40,623	2,075,835
TopBuild Corp. *	11,688	2,337,016
Tri Pointe Homes, Inc. *	45,524	919,585
Tupperware Brands Corp. *	17,130	515,270
Turtle Beach Corp. *	6,086	181,971
Under Armour, Inc., Class A *	66,741	1,167,968
Under Armour, Inc., Class C *	70,872	1,060,954
Unifi, Inc. *	4,248	101,740
Universal Electronics, Inc. *	5,443	295,228
Vera Bradley, Inc. *	5,909	49,931
VF Corp.	114,918	8,833,747
Vista Outdoor, Inc. *	20,869	608,749
Vuzix Corp. *(b)	14,560	160,888
Whirlpool Corp.	22,375	4,141,389
Wolverine World Wide, Inc.	29,480	844,307
YETI Holdings, Inc. *	26,956	1,774,244
ZAGG, Inc. *	8,000	33,280
		210,781,661

Consumer Services 1.9%
Accel Entertainment, Inc. *	19,469	187,486
Adtalem Global Education, Inc. *	18,133	699,752
Airbnb, Inc. *	18,513	3,399,542
American Public Education, Inc. *	5,600	161,168
Aramark	91,600	3,140,964
Aspen Group, Inc. *	9,929	93,879
Bally’s Corp.	6,465	339,283
Biglari Holdings, Inc., Class B *	678	77,794
BJ’s Restaurants, Inc. *	7,957	371,910
Bloomin’ Brands, Inc.	28,402	598,430
Security	Number of Shares	Value ($)
Bluegreen Vacations Corp.	2,223	17,184
Bluegreen Vacations Holding Corp. *	4,084	53,460
Boyd Gaming Corp. *	28,131	1,270,396
Bright Horizons Family Solutions, Inc. *	21,765	3,307,627
Brinker International, Inc.	16,470	969,754
Caesars Entertainment, Inc. *	74,573	5,249,193
Carnival Corp.	266,933	4,983,639
Carriage Services, Inc.	6,911	228,892
Carrols Restaurant Group, Inc. *	10,038	61,633
Century Casinos, Inc. *	7,935	55,148
Chegg, Inc. *	46,082	4,389,771
Chipotle Mexican Grill, Inc. *	10,037	14,854,760
Choice Hotels International, Inc.	10,596	1,066,381
Churchill Downs, Inc.	12,538	2,350,248
Chuy’s Holdings, Inc. *	8,000	280,640
Collectors Universe, Inc.	3,449	314,928
Cracker Barrel Old Country Store, Inc.	8,495	1,149,458
Darden Restaurants, Inc.	46,528	5,438,658
Dave & Buster’s Entertainment, Inc. *	17,879	608,244
Del Taco Restaurants, Inc. *	10,395	100,000
Denny’s Corp. *	25,687	404,057
Dine Brands Global, Inc.	5,538	380,793
Domino’s Pizza, Inc.	14,118	5,234,390
DraftKings, Inc., Class A *	114,585	6,200,194
Drive Shack, Inc. *	17,215	41,488
El Pollo Loco Holdings, Inc. *	6,221	126,597
Everi Holdings, Inc. *	31,907	417,344
Extended Stay America, Inc.	57,909	850,104
Fiesta Restaurant Group, Inc. *	7,980	120,179
Franchise Group, Inc.	10,460	379,489
frontdoor, Inc. *	30,234	1,664,079
Golden Entertainment, Inc. *	6,136	104,312
Graham Holdings Co., Class B	1,408	799,899
Grand Canyon Education, Inc. *	17,138	1,455,702
H&R Block, Inc.	64,426	1,110,060
Hilton Grand Vacations, Inc. *	29,833	886,637
Hilton Worldwide Holdings, Inc.	99,773	10,115,984
Houghton Mifflin Harcourt Co. *	50,294	247,949
Hyatt Hotels Corp., Class A	12,399	814,118
Inspired Entertainment, Inc. *	6,626	40,352
J Alexander’s Holdings, Inc. *	6,429	47,189
Jack in the Box, Inc.	8,383	789,176
Las Vegas Sands Corp.	117,020	5,627,492
Laureate Education, Inc., Class A *	35,961	467,853
Lincoln Educational Services Corp. *	10,364	61,044
Lindblad Expeditions Holdings, Inc. *	12,527	196,674
Marriott International, Inc., Class A	95,026	11,052,474
Marriott Vacations Worldwide Corp.	14,452	1,774,128
McDonald’s Corp.	266,526	55,394,764
MGM Resorts International	146,873	4,194,693
Monarch Casino & Resort, Inc. *	4,320	228,312
Nathan’s Famous, Inc.	842	46,739
Noodles & Co. *	12,000	101,640
Norwegian Cruise Line Holdings Ltd. *	112,968	2,558,725
OneSpaWorld Holdings Ltd. *	21,222	201,397
Papa John’s International, Inc.	12,230	1,250,884
Penn National Gaming, Inc. *	53,142	5,511,888
Perdoceo Education Corp. *	25,565	302,434
Planet Fitness, Inc., Class A *	29,104	2,095,488
Playa Hotels & Resorts N.V. *	16,595	88,285
PlayAGS, Inc. *	10,460	53,869
Potbelly Corp. *	7,813	42,112
RCI Hospitality Holdings, Inc.	2,500	96,200
Red Lion Hotels Corp. *	7,000	23,800
Red Robin Gourmet Burgers, Inc. *	6,446	168,821
Red Rock Resorts, Inc., Class A	23,081	541,942
Regis Corp. *	10,203	96,826
Royal Caribbean Cruises Ltd.	66,411	4,316,715
Ruth’s Hospitality Group, Inc.	11,323	205,965

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Scientific Games Corp., Class A *	19,762	775,066
SeaWorld Entertainment, Inc. *	18,180	519,403
Select Interior Concepts, Inc., Class A *	7,504	56,055
Service Corp. International	61,699	3,111,481
Shake Shack, Inc., Class A *	12,805	1,452,343
Six Flags Entertainment Corp.	26,814	917,039
Starbucks Corp.	420,038	40,663,879
Strategic Education, Inc.	8,491	750,350
Stride, Inc. *	14,172	364,929
Target Hospitality Corp. *	12,493	22,113
Terminix Global Holdings, Inc. *	48,241	2,300,131
Texas Roadhouse, Inc.	23,792	1,813,188
The Cheesecake Factory, Inc.	14,852	667,894
The Wendy’s Co.	63,619	1,297,828
Universal Technical Institute, Inc. *	13,059	79,399
Vail Resorts, Inc.	14,362	3,819,718
Vivint Smart Home, Inc. *	15,548	293,702
Wingstop, Inc.	10,855	1,628,793
WW International, Inc. *	16,524	438,877
Wyndham Destinations, Inc.	31,484	1,392,852
Wyndham Hotels & Resorts, Inc.	33,142	1,927,870
Wynn Resorts Ltd.	35,258	3,509,229
XpresSpa Group, Inc. *(b)	10,211	22,668
Yum! Brands, Inc.	107,491	10,909,262
Zovio, Inc. *	11,262	57,661
		263,543,208

Diversified Financials 4.7%
A-Mark Precious Metals, Inc.	1,600	45,728
Affiliated Managers Group, Inc.	16,421	1,809,430
AG Mortgage Investment Trust, Inc.	14,385	50,923
AGNC Investment Corp.	193,087	3,012,157
Alerus Financial Corp.	5,969	143,614
Ally Financial, Inc.	134,283	5,081,269
American Express Co.	233,081	27,097,997
Ameriprise Financial, Inc.	42,218	8,353,676
Annaly Capital Management, Inc.	499,653	4,057,182
Anworth Mortgage Asset Corp.	50,580	123,415
Apollo Commercial Real Estate Finance, Inc.	44,673	499,444
Apollo Global Management, Inc.	74,133	3,405,670
Arbor Realty Trust, Inc.	38,896	554,657
Ares Commercial Real Estate Corp.	10,752	121,713
Ares Management Corp., Class A	33,808	1,526,769
Arlington Asset Investment Corp., Class A *	11,092	40,153
ARMOUR Residential REIT, Inc.	22,015	245,908
Artisan Partners Asset Management, Inc., Class A	20,474	990,942
Ashford, Inc. *	868	6,449
Assetmark Financial Holdings, Inc. *	6,380	146,868
Associated Capital Group, Inc., Class A	1,241	40,754
B. Riley Financial, Inc.	6,039	291,080
Berkshire Hathaway, Inc., Class B *	696,731	158,764,093
BGC Partners, Inc., Class A	112,514	399,425
BlackRock, Inc.	50,781	35,610,684
Blackstone Mortgage Trust, Inc., Class A	51,327	1,368,378
Blucora, Inc. *	15,753	260,870
Brightsphere Investment Group, Inc.	21,334	391,052
Broadmark Realty Capital, Inc.	43,702	449,694
Cannae Holdings, Inc. *	31,406	1,193,114
Capital One Financial Corp.	163,971	17,095,616
Capstead Mortgage Corp.	40,081	214,033
Cboe Global Markets, Inc.	38,613	3,541,970
Cherry Hill Mortgage Investment Corp.	7,830	68,904
Chimera Investment Corp.	86,756	876,236
CME Group, Inc.	128,490	23,351,773
Cohen & Steers, Inc.	8,521	558,125
Security	Number of Shares	Value ($)
Colony Credit Real Estate, Inc.	30,690	242,451
Cowen, Inc., Class A	10,885	273,758
Credit Acceptance Corp. *	4,488	1,731,336
Curo Group Holdings Corp.	6,544	95,084
Diamond Hill Investment Group, Inc.	1,017	150,750
Discover Financial Services	110,007	9,189,985
Donnelley Financial Solutions, Inc. *	11,301	202,175
Dynex Capital, Inc.	7,748	139,851
Eaton Vance Corp.	40,675	2,730,919
Elevate Credit, Inc. *	5,396	23,095
Ellington Financial, Inc.	14,178	212,103
Ellington Residential Mortgage REIT	2,688	32,148
Encore Capital Group, Inc. *	12,208	362,578
Enova International, Inc. *	12,153	274,658
Equitable Holdings, Inc.	142,487	3,530,828
Evercore, Inc., Class A	14,264	1,556,202
Exantas Capital Corp. *	9,433	37,543
EZCORP, Inc., Class A *	28,862	129,590
FactSet Research Systems, Inc.	13,659	4,129,662
Federated Hermes, Inc.	34,115	921,105
FirstCash, Inc.	14,771	869,716
Focus Financial Partners, Inc., Class A *	12,062	573,910
Franklin Resources, Inc.	97,853	2,572,555
GAMCO Investors, Inc., Class A	2,351	41,871
Granite Point Mortgage Trust, Inc.	19,886	185,338
Great Ajax Corp.	12,225	120,416
Green Dot Corp., Class A *	19,967	1,002,942
Greenhill & Co., Inc.	6,539	75,918
Hamilton Lane, Inc., Class A	10,930	823,794
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,659	1,576,880
Houlihan Lokey, Inc.	18,117	1,174,887
Interactive Brokers Group, Inc., Class A	29,421	1,800,271
Intercontinental Exchange, Inc.	200,643	22,140,955
Invesco Ltd.	136,381	2,808,085
Invesco Mortgage Capital, Inc.	61,827	249,781
Janus Henderson Group plc	54,192	1,666,946
Jefferies Financial Group, Inc.	72,296	1,688,112
KKR & Co., Inc.	203,984	7,945,177
KKR Real Estate Finance Trust, Inc.	8,629	147,728
Ladder Capital Corp. REIT	42,026	413,116
Lazard Ltd., Class A	40,954	1,687,305
LendingClub Corp. *	28,496	309,182
LendingTree, Inc. *	4,018	1,307,939
LPL Financial Holdings, Inc.	28,556	3,093,757
Lument Finance Trust, Inc.	13,059	41,266
MarketAxess Holdings, Inc.	13,623	7,366,773
Marlin Business Services Corp.	4,000	57,000
Medallion Financial Corp. *	10,486	71,829
MFA Financial, Inc.	169,829	618,178
Moelis & Co., Class A	19,623	975,459
Moody’s Corp.	57,795	15,388,497
Morgan Stanley	511,021	34,263,958
Morningstar, Inc.	7,765	1,785,096
MSCI, Inc.	29,719	11,747,921
Nasdaq, Inc.	41,259	5,581,105
Navient Corp.	68,403	769,876
Nelnet, Inc., Class A	7,909	544,060
New Residential Investment Corp.	152,440	1,431,412
New York Mortgage Trust, Inc.	127,968	477,321
Nexpoint Real Estate Finance, Inc.	3,462	56,292
Northern Trust Corp.	74,916	6,681,758
OneMain Holdings, Inc.	26,737	1,244,875
Open Lending Corp., Class A *	33,486	1,215,207
Oportun Financial Corp. *	7,448	119,242
Oppenheimer Holdings, Inc., Class A	3,500	121,345
Orchid Island Capital, Inc.	30,714	158,791
PennyMac Mortgage Investment Trust	34,997	603,698
Piper Sandler Cos.	5,280	482,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PJT Partners, Inc., Class A	8,497	586,208
PRA Group, Inc. *	15,864	523,036
PROG Holdings, Inc.	23,978	1,131,282
Pzena Investment Management, Inc., Class A	8,430	69,969
Raymond James Financial, Inc.	43,414	4,338,361
Ready Capital Corp.	12,925	147,086
Redwood Trust, Inc.	43,139	370,133
Regional Management Corp.	3,000	84,900
S&P Global, Inc.	85,946	27,244,882
Safeguard Scientifics, Inc. *	7,000	47,810
Santander Consumer USA Holdings, Inc.	24,337	537,848
Sculptor Capital Management, Inc.	5,600	94,976
SEI Investments Co.	42,398	2,240,734
Siebert Financial Corp. *	3,682	30,266
Silvercrest Asset Management Group, Inc., Class A	3,213	49,191
SLM Corp.	132,633	1,840,946
Starwood Property Trust, Inc.	101,384	1,901,964
State Street Corp.	125,991	8,819,370
StepStone Group, Inc. *	7,146	250,968
Stifel Financial Corp.	37,468	1,941,592
StoneX Group, Inc. *	6,044	323,475
SWK Holdings Corp. *	4,879	66,403
Synchrony Financial	194,133	6,532,575
T. Rowe Price Group, Inc.	80,988	12,673,002
The Bank of New York Mellon Corp.	292,407	11,646,571
The Blackstone Group, Inc., Class A	241,156	16,203,272
The Carlyle Group, Inc.	40,916	1,320,359
The Charles Schwab Corp. (c)	531,703	27,403,973
The Goldman Sachs Group, Inc.	123,069	33,372,621
TPG RE Finance Trust, Inc.	20,845	203,656
Tradeweb Markets, Inc., Class A	32,383	1,968,563
Two Harbors Investment Corp.	95,345	578,744
Victory Capital Holdings, Inc., Class A	6,857	145,506
Virtu Financial, Inc., Class A	29,747	826,074
Virtus Investment Partners, Inc.	2,565	538,650
Voya Financial, Inc.	44,900	2,490,154
Waddell & Reed Financial, Inc., Class A	22,429	567,229
Western Asset Mortgage Capital Corp.	36,170	106,701
Westwood Holdings Group, Inc.	2,653	31,412
WisdomTree Investments, Inc.	38,043	202,959
World Acceptance Corp. *	1,492	213,983
		643,502,752

Energy 2.2%
Abraxas Petroleum Corp. *	4,058	10,348
Adams Resources & Energy, Inc.	1,166	28,229
Alto Ingredients, Inc. *	22,969	155,730
Altus Midstream Co. *(b)	894	42,402
Amplify Energy Corp.	11,998	21,716
Antero Midstream Corp.	101,003	818,124
Antero Resources Corp. *	91,568	635,482
Apache Corp.	134,088	1,914,777
Arch Resources, Inc.	5,290	253,497
Archrock, Inc.	48,281	428,252
Aspen Aerogels, Inc. *	11,326	227,200
Baker Hughes Co.	246,250	4,947,162
Berry Corp.	29,940	115,269
Bonanza Creek Energy, Inc. *	5,626	116,233
Brigham Minerals, Inc., Class A	13,791	184,661
Bristow Group, Inc. *	9,411	227,840
Cabot Oil & Gas Corp.	145,094	2,659,573
Cactus, Inc., Class A	18,370	481,294
Callon Petroleum Co. *	13,188	182,522
Centennial Resource Development, Inc. *	64,000	149,760
ChampionX Corp. *	64,894	992,229
Cheniere Energy, Inc. *	81,951	5,189,957
Security	Number of Shares	Value ($)
Chevron Corp.	689,290	58,727,508
Cimarex Energy Co.	37,310	1,573,736
Clean Energy Fuels Corp. *	45,031	460,667
CNX Resources Corp. *	77,973	987,918
Comstock Resources, Inc. *	20,824	94,749
ConocoPhillips	486,369	19,469,351
CONSOL Energy, Inc. *	8,270	67,152
Contango Oil & Gas Co. *	51,964	124,194
Continental Resources, Inc.	22,953	451,945
Core Laboratories N.V.	16,569	546,446
CVR Energy, Inc.	10,411	178,028
Dawson Geophysical Co. *	14,633	37,753
Delek US Holdings, Inc.	23,928	448,889
Denbury, Inc. *	17,500	500,675
Devon Energy Corp.	210,725	3,468,534
Diamond S Shipping, Inc. *	8,382	53,561
Diamondback Energy, Inc.	57,040	3,233,598
DMC Global, Inc.	5,267	301,114
Dorian LPG Ltd. *	11,000	127,490
Dril-Quip, Inc. *	11,715	352,856
Earthstone Energy, Inc., Class A *	5,613	28,851
EOG Resources, Inc.	209,698	10,686,210
EQT Corp.	101,153	1,649,805
Equitrans Midstream Corp.	143,380	953,477
Evolution Petroleum Corp.	8,679	27,599
Exterran Corp. *	9,906	42,794
Exxon Mobil Corp.	1,514,182	67,895,921
Falcon Minerals Corp.	13,000	39,780
Forum Energy Technologies, Inc. *	1,677	24,870
Frank’s International N.V. *	42,473	118,075
Geospace Technologies Corp. *	7,458	60,783
Gevo, Inc. *	40,400	410,464
Goodrich Petroleum Corp. *	3,169	30,644
Green Plains, Inc. *	13,339	256,242
Gulf Island Fabrication, Inc. *	4,500	15,300
Hallador Energy Co. *	8,706	11,666
Halliburton Co.	314,025	5,536,261
Helix Energy Solutions Group, Inc. *	52,600	216,712
Helmerich & Payne, Inc.	39,011	947,187
Hess Corp.	97,773	5,277,787
HighPoint Resources Corp. *(b)	676	7,355
HollyFrontier Corp.	54,701	1,556,790
Independence Contract Drilling, Inc. *	575	2,116
International Seaways, Inc.	10,535	168,665
ION Geophysical Corp. *	3,676	10,109
Kinder Morgan, Inc.	699,425	9,847,904
KLX Energy Services Holdings, Inc. *	1,728	14,498
Kosmos Energy Ltd.	152,905	339,449
Liberty Oilfield Services, Inc., Class A	22,396	269,200
Magnolia Oil & Gas Corp., Class A *	47,229	400,030
Mammoth Energy Services, Inc. *	15,843	62,263
Marathon Oil Corp.	281,048	2,034,788
Marathon Petroleum Corp.	233,825	10,091,887
Matador Resources Co. *	39,449	602,781
Murphy Oil Corp.	52,194	645,640
Nabors Industries Ltd.	2,588	184,835
NACCO Industries, Inc., Class A	1,900	45,543
Natural Gas Services Group, Inc. *	4,213	34,504
NCS Multistage Holdings, Inc. *	200	6,312
New Fortress Energy, Inc.	6,146	274,603
Newpark Resources, Inc. *	27,584	65,926
NextDecade Corp. *(b)	47,025	109,568
NexTier Oilfield Solutions, Inc. *	55,546	184,413
Nine Energy Service, Inc. *	4,359	11,290
Northern Oil and Gas, Inc. *	14,277	145,625
NOV, Inc.	139,241	1,723,804
Occidental Petroleum Corp.	299,408	6,006,124
Oceaneering International, Inc. *	35,500	299,975
Oil States International, Inc. *	23,526	131,746

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ONEOK, Inc.	159,358	6,347,229
Overseas Shipholding Group, Inc., Class A *	18,500	38,295
Ovintiv, Inc.	91,766	1,446,232
Par Pacific Holdings, Inc. *	12,907	171,405
Patterson-UTI Energy, Inc.	66,559	409,338
PBF Energy, Inc., Class A	34,678	293,723
PDC Energy, Inc. *	36,454	791,416
Peabody Energy Corp. *	28,625	109,634
Penn Virginia Corp. *	3,770	37,851
Phillips 66	157,087	10,650,499
PHX Minerals, Inc.	6,200	17,050
Pioneer Natural Resources Co.	72,349	8,746,994
ProPetro Holding Corp. *	32,169	257,030
QEP Resources, Inc.	77,176	219,952
Range Resources Corp. *	92,473	851,676
Renewable Energy Group, Inc. *	13,908	1,246,157
REX American Resources Corp. *	1,646	125,919
Ring Energy, Inc. *	20,681	23,163
RPC, Inc. *	17,418	77,684
SandRidge Energy, Inc. *	8,633	36,431
Schlumberger N.V.	495,981	11,015,738
SEACOR Marine Holdings, Inc. *	10,065	27,176
Select Energy Services, Inc., Class A *	32,143	161,358
SilverBow Resources, Inc. *	1,839	9,986
SM Energy Co.	35,926	301,419
Solaris Oilfield Infrastructure, Inc., Class A	9,189	83,620
Southwestern Energy Co. *	243,592	918,342
Talos Energy, Inc. *	6,353	53,746
Targa Resources Corp.	81,708	2,236,348
TechnipFMC plc	154,438	1,650,942
Tellurian, Inc. *	68,096	206,331
TETRA Technologies, Inc. *	33,023	47,223
The Williams Cos., Inc.	435,401	9,243,563
Tidewater, Inc. *	12,517	118,786
Torchlight Energy Resources, Inc. *(b)	33,032	54,503
Transocean Ltd. *	221,095	742,879
U.S. Well Services, Inc. *	10,920	10,013
Uranium Energy Corp. *	77,227	125,880
US Silica Holdings, Inc.	28,760	234,106
VAALCO Energy, Inc. *	20,055	43,720
Valero Energy Corp.	146,539	8,269,196
W&T Offshore, Inc. *	25,000	60,500
Whiting Petroleum Corp. *	13,510	274,793
World Fuel Services Corp.	22,400	685,216
		308,969,654

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A (b)	16,453	285,789
BJ’s Wholesale Club Holdings, Inc. *	49,794	2,094,834
Casey’s General Stores, Inc.	13,124	2,460,488
Costco Wholesale Corp.	157,880	55,641,648
Grocery Outlet Holding Corp. *	30,547	1,304,051
HF Foods Group, Inc. *	11,138	87,211
Ingles Markets, Inc., Class A	5,108	242,936
Natural Grocers by Vitamin Cottage, Inc.	7,391	123,060
Performance Food Group Co. *	47,200	2,212,736
PriceSmart, Inc.	8,304	779,580
Rite Aid Corp. *	19,024	500,141
SpartanNash, Co.	13,213	244,705
Sprouts Farmers Market, Inc. *	42,873	971,073
Sysco Corp.	182,025	13,016,608
The Andersons, Inc.	12,706	292,238
The Chefs’ Warehouse, Inc. *	12,384	337,959
The Kroger Co.	278,838	9,619,911
U.S. Foods Holding Corp. *	79,947	2,477,558
United Natural Foods, Inc. *	21,354	578,266
Security	Number of Shares	Value ($)
Village Super Market, Inc., Class A	3,931	82,826
Walgreens Boots Alliance, Inc.	258,690	12,999,172
Walmart, Inc.	495,996	69,682,478
Weis Markets, Inc.	5,868	289,175
		176,324,443

Food, Beverage & Tobacco 2.8%
22nd Century Group, Inc. *	52,951	132,378
Alico, Inc.	2,213	65,726
Altria Group, Inc.	667,215	27,409,192
Archer-Daniels-Midland Co.	198,745	9,939,237
B&G Foods, Inc. (b)	23,882	909,427
Beyond Meat, Inc. *	17,552	3,125,660
Brown-Forman Corp., Class A	19,538	1,291,853
Brown-Forman Corp., Class B	65,226	4,674,747
Bunge Ltd.	49,592	3,245,300
Cal-Maine Foods, Inc. *	13,215	506,663
Calavo Growers, Inc.	6,100	464,515
Campbell Soup Co.	72,071	3,467,336
Celsius Holdings, Inc. *	9,441	504,149
Coca-Cola Consolidated, Inc.	1,696	452,595
Conagra Brands, Inc.	173,829	6,014,483
Constellation Brands, Inc., Class A	60,397	12,739,539
Darling Ingredients, Inc. *	58,083	3,601,727
Farmer Brothers Co. *	4,500	23,580
Flowers Foods, Inc.	71,736	1,647,059
Fresh Del Monte Produce, Inc.	11,734	287,131
Freshpet, Inc. *	14,396	2,005,507
General Mills, Inc.	219,515	12,753,822
Hormel Foods Corp.	100,563	4,712,382
Hostess Brands, Inc. *	43,750	671,563
Ingredion, Inc.	23,705	1,789,016
J&J Snack Foods Corp.	5,365	819,021
John B. Sanfilippo & Son, Inc.	3,617	290,915
Kellogg Co.	92,115	5,429,258
Keurig Dr Pepper, Inc.	205,738	6,542,468
Lamb Weston Holdings, Inc.	52,741	3,939,753
Lancaster Colony Corp.	6,831	1,192,556
Landec Corp. *	9,100	97,006
Limoneira Co.	4,500	71,865
McCormick & Co., Inc. - Non Voting Shares	88,904	7,960,464
MGP Ingredients, Inc.	4,637	268,482
Molson Coors Beverage Co., Class B	67,817	3,401,701
Mondelez International, Inc., Class A	510,864	28,322,300
Monster Beverage Corp. *	132,617	11,515,134
National Beverage Corp. (b)	4,003	606,615
NewAge, Inc. *	43,967	134,099
PepsiCo, Inc.	494,171	67,488,933
Philip Morris International, Inc.	557,789	44,427,894
Pilgrim’s Pride Corp. *	17,681	342,658
Post Holdings, Inc. *	21,994	2,086,131
RiceBran Technologies *	12,444	11,075
Sanderson Farms, Inc.	7,034	957,960
Seaboard Corp.	95	298,890
Seneca Foods Corp., Class A *	3,356	121,655
Tattooed Chef, Inc. *	9,154	211,915
The Alkaline Water Co., Inc. *	16,336	19,603
The Boston Beer Co., Inc., Class A *	3,303	3,028,488
The Coca-Cola Co.	1,384,095	66,644,174
The Hain Celestial Group, Inc. *	29,271	1,217,235
The Hershey Co.	52,826	7,683,013
The JM Smucker Co.	40,936	4,765,360
The Kraft Heinz Co.	232,022	7,775,057
The Simply Good Foods Co. *	30,578	872,696
Tootsie Roll Industries, Inc.	6,110	241,834
TreeHouse Foods, Inc. *	20,033	845,994
Turning Point Brands, Inc.	4,660	219,486

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tyson Foods, Inc., Class A	105,363	6,775,895
Universal Corp.	9,019	413,702
Utz Brands, Inc.	15,032	354,455
Vector Group Ltd.	47,512	557,791
Vital Farms, Inc. *	5,325	131,687
Whole Earth Brands, Inc. *	13,486	152,796
		390,672,601

Health Care Equipment & Services 6.5%
1Life Healthcare, Inc. *	27,131	1,372,829
Abbott Laboratories	634,095	78,367,801
ABIOMED, Inc. *	16,178	5,633,988
Acadia Healthcare Co., Inc. *	31,833	1,613,296
Accelerate Diagnostics, Inc. *(b)	10,300	105,678
Accolade, Inc. *	5,265	266,883
Accuray, Inc. *	28,423	140,410
Acutus Medical, Inc. *	4,525	117,152
AdaptHealth Corp. *	18,247	698,313
Addus HomeCare Corp. *	5,284	594,714
Align Technology, Inc. *	25,710	13,507,520
Allscripts Healthcare Solutions, Inc. *	56,091	925,501
Alphatec Holdings, Inc. *	17,902	266,382
Amedisys, Inc. *	11,761	3,379,053
American Well Corp., Class A *	19,735	698,816
AmerisourceBergen Corp.	52,509	5,471,438
AMN Healthcare Services, Inc. *	16,935	1,221,352
AngioDynamics, Inc. *	14,651	274,560
Antares Pharma, Inc. *	62,307	272,905
Anthem, Inc.	89,114	26,465,076
Apollo Medical Holdings, Inc. *	7,448	163,856
Apyx Medical Corp. *	8,600	79,894
Aspira Women’s Health, Inc. *(b)	27,640	246,549
AtriCure, Inc. *	16,264	947,053
Atrion Corp.	528	343,976
Avanos Medical, Inc. *	17,115	775,309
AxoGen, Inc. *	11,943	207,211
Axonics Modulation Technologies, Inc. *	11,332	585,864
Baxter International, Inc.	183,176	14,073,412
Becton, Dickinson & Co.	103,866	27,191,080
Bellerophon Therapeutics, Inc. *	4,176	28,898
Beyond Air, Inc. *	8,170	48,366
BioLife Solutions, Inc. *	8,765	332,369
BioSig Technologies, Inc. *(b)	8,008	35,475
BioTelemetry, Inc. *	12,185	870,740
Boston Scientific Corp. *	512,860	18,175,758
Brookdale Senior Living, Inc. *	69,175	341,725
Cantel Medical Corp. *	13,357	1,054,802
Capital Senior Living Corp. *	107	2,622
Cardinal Health, Inc.	104,332	5,605,758
Cardiovascular Systems, Inc. *	15,219	684,703
Castle Biosciences, Inc. *	6,726	449,499
Castlight Health, Inc., Class B *	20,805	37,033
Centene Corp. *	206,877	12,474,683
Cerner Corp.	109,486	8,770,923
Cerus Corp. *	66,924	441,029
Change Healthcare, Inc. *	83,583	1,994,290
Chembio Diagnostics, Inc. *(b)	7,487	49,339
Chemed Corp.	5,642	2,921,992
Cigna Corp.	129,441	28,095,169
Co-Diagnostics, Inc. *(b)	7,865	100,987
Community Health Systems, Inc. *	42,476	395,876
Computer Programs & Systems, Inc.	3,700	113,886
Conformis, Inc. *	21,969	22,848
CONMED Corp.	10,244	1,146,304
CorVel Corp. *	3,002	296,658
Covetrus, Inc. *	34,989	1,192,075
Cross Country Healthcare, Inc. *	14,856	130,139
CryoLife, Inc. *	14,283	341,792
Security	Number of Shares	Value ($)
CryoPort, Inc. *	15,479	1,055,668
Cutera, Inc. *	7,243	175,353
CVS Health Corp.	468,933	33,599,049
CytoSorbents Corp. *	15,994	167,777
Danaher Corp.	226,120	53,780,381
DarioHealth Corp. *	4,600	99,636
DaVita, Inc. *	26,153	3,069,578
DENTSPLY SIRONA, Inc.	78,439	4,195,702
DexCom, Inc. *	34,321	12,865,227
Eargo, Inc. *	3,878	203,905
Edwards Lifesciences Corp. *	223,126	18,425,745
Ekso Bionics Holdings, Inc. *	1,406	12,317
Electromed, Inc. *	3,981	39,571
Encompass Health Corp.	35,123	2,823,889
Envista Holdings Corp. *	56,582	2,010,924
Enzo Biochem, Inc. *	13,471	37,988
Evolent Health, Inc., Class A *	29,477	503,172
Five Star Senior Living, Inc. *	5,708	41,269
FONAR Corp. *	1,870	33,323
Fulgent Genetics, Inc. *(b)	4,693	518,530
Genesis Healthcare, Inc. *	32,553	21,902
GenMark Diagnostics, Inc. *	23,488	324,369
Glaukos Corp. *	16,497	1,463,119
Globus Medical, Inc., Class A *	27,757	1,712,329
GoodRx Holdings, Inc. *	14,111	657,855
Great Elm Group, Inc. *	11,791	33,133
Guardant Health, Inc. *	30,452	4,735,286
Haemonetics Corp. *	18,086	2,067,049
Hanger, Inc. *	13,820	283,172
HCA Healthcare, Inc.	94,647	15,378,245
Health Catalyst, Inc. *	12,286	610,368
HealthEquity, Inc. *	27,831	2,325,280
HealthStream, Inc. *	9,595	223,372
Henry Schein, Inc. *	51,121	3,366,318
Heska Corp. *	3,412	571,032
Hill-Rom Holdings, Inc.	23,985	2,303,519
HMS Holdings Corp. *	31,358	1,154,602
Hologic, Inc. *	92,338	7,362,109
HTG Molecular Diagnostics, Inc. *	1,242	8,023
Humana, Inc.	47,420	18,167,076
ICAD, Inc. *	9,349	142,011
ICU Medical, Inc. *	6,955	1,422,158
IDEXX Laboratories, Inc. *	30,528	14,613,143
Inari Medical, Inc. *	2,966	283,016
InfuSystem Holdings, Inc. *	7,155	126,071
Inogen, Inc. *	6,823	333,849
Inovalon Holdings, Inc., Class A *	28,884	704,770
Inspire Medical Systems, Inc. *	9,803	1,975,403
Insulet Corp. *	23,708	6,334,303
Integer Holdings Corp. *	11,589	855,268
Integra LifeSciences Holdings Corp. *	24,928	1,646,245
Intersect ENT, Inc. *	12,050	270,764
IntriCon Corp. *	4,256	78,012
Intuitive Surgical, Inc. *	42,050	31,438,262
Invacare Corp.	16,695	156,265
iRadimed Corp. *	1,334	33,003
iRhythm Technologies, Inc. *	10,446	1,759,315
Laboratory Corp. of America Holdings *	34,676	7,937,683
Lantheus Holdings, Inc. *	23,570	383,484
LeMaitre Vascular, Inc.	6,402	307,680
LENSAR, Inc. *	3,420	23,906
LHC Group, Inc. *	11,227	2,236,643
LivaNova plc *	17,771	1,117,796
Magellan Health, Inc. *	7,831	735,957
Masimo Corp. *	18,238	4,667,469
McKesson Corp.	57,220	9,983,173
MEDNAX, Inc. *	29,765	811,692
Medtronic plc	481,476	53,602,723
Meridian Bioscience, Inc. *	14,540	321,334

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Merit Medical Systems, Inc. *	17,446	944,701
Mesa Laboratories, Inc.	1,775	491,924
Milestone Scientific, Inc. *(b)	21,743	61,315
Misonix, Inc. *	7,008	96,430
ModivCare, Inc. *	4,403	698,184
Molina Healthcare, Inc. *	21,278	4,545,194
Multiplan Corp. *	92,854	740,975
NantHealth, Inc. *(b)	27,365	115,480
National HealthCare Corp.	4,969	318,264
National Research Corp.	5,356	242,627
Natus Medical, Inc. *	13,282	323,682
Neogen Corp. *	19,078	1,542,838
Neuronetics, Inc. *	8,872	156,413
Nevro Corp. *	12,504	2,023,022
NextGen Healthcare, Inc. *	20,592	407,310
Novocure Ltd. *	30,348	4,884,814
NuVasive, Inc. *	18,975	1,019,716
Omnicell, Inc. *	14,903	1,755,573
Ontrak, Inc. *(b)	2,607	206,709
OptimizeRx Corp. *	4,843	218,613
Option Care Health, Inc. *	23,852	440,785
OraSure Technologies, Inc. *	25,771	392,492
Orthofix Medical, Inc. *	6,531	263,918
OrthoPediatrics Corp. *	5,493	253,667
Outset Medical, Inc. *	5,105	264,592
Owens & Minor, Inc.	27,514	800,107
Patterson Cos., Inc.	31,422	995,449
Penumbra, Inc. *	12,185	3,181,382
PetIQ, Inc. *	8,428	292,114
Phreesia, Inc. *	11,395	743,980
Premier, Inc., Class A	25,483	863,109
Progyny, Inc. *	13,435	628,355
Psychemedics Corp.	2,969	20,338
Pulmonx Corp. *	3,922	222,456
Pulse Biosciences, Inc. *	5,314	181,473
Quest Diagnostics, Inc.	48,107	6,213,019
Quidel Corp. *	13,807	3,465,143
Quotient Ltd. *	33,853	205,149
R1 RCM, Inc. *	40,724	1,027,467
RadNet, Inc. *	14,117	252,835
Repro-Med Systems, Inc. *	13,520	54,621
ResMed, Inc.	51,745	10,430,240
Rockwell Medical, Inc. *	63,138	75,766
Schrodinger, Inc. *	12,496	1,128,764
SeaSpine Holdings Corp. *	7,349	119,495
Select Medical Holdings Corp. *	37,880	973,516
Senseonics Holdings, Inc. *	104,136	246,802
Sensus Healthcare, Inc. *	5,903	21,723
Sharps Compliance Corp. *	7,560	99,943
Shockwave Medical, Inc. *	11,141	1,292,802
SI-BONE, Inc. *	10,042	294,030
Sientra, Inc. *	12,323	57,795
Silk Road Medical, Inc. *	12,749	695,203
Simulations Plus, Inc.	5,251	415,564
SmileDirectClub, Inc. *	28,587	379,635
Soliton, Inc. *(b)	4,273	46,405
STAAR Surgical Co. *	16,594	1,702,213
Stereotaxis, Inc. *	26,424	127,099
STERIS plc	30,475	5,702,177
Stryker Corp.	116,918	25,840,047
Surgalign Holdings, Inc. *	18,100	30,408
Surgery Partners, Inc. *	10,174	379,287
Surmodics, Inc. *	5,273	239,922
Tabula Rasa HealthCare, Inc. *	7,830	444,666
Tactile Systems Technology, Inc. *	7,772	423,963
Tandem Diabetes Care, Inc. *	22,676	2,100,931
Tela Bio, Inc. *	4,346	62,148
Teladoc Health, Inc. *	44,248	11,673,954
Teleflex, Inc.	16,583	6,262,238
Security	Number of Shares	Value ($)
Tenet Healthcare Corp. *	37,243	1,760,477
The Cooper Cos., Inc.	17,476	6,361,963
The Ensign Group, Inc.	18,630	1,458,356
The Joint Corp. *	5,827	189,552
The Pennant Group, Inc. *	9,018	484,898
Tivity Health, Inc. *	13,578	306,184
TransMedics Group, Inc. *	8,450	192,491
Triple-S Management Corp., Class B *	9,507	222,749
U.S. Physical Therapy, Inc.	4,543	546,705
UnitedHealth Group, Inc.	339,574	113,275,095
Universal Health Services, Inc., Class B	27,727	3,457,002
Utah Medical Products, Inc.	1,365	118,305
Vapotherm, Inc. *	8,987	310,501
Varex Imaging Corp. *	14,217	275,241
Varian Medical Systems, Inc. *	32,619	5,726,918
Veeva Systems, Inc., Class A *	48,647	13,447,977
ViewRay, Inc. *	38,091	169,124
Vocera Communications, Inc. *	12,090	531,356
VolitionRX Ltd. *	15,384	70,920
West Pharmaceutical Services, Inc.	26,575	7,958,947
Zimmer Biomet Holdings, Inc.	74,218	11,405,080
Zynex, Inc. *	9,507	171,791
		894,156,772

Household & Personal Products 1.5%
BellRing Brands, Inc., Class A *	13,740	319,592
Central Garden & Pet Co. *	4,210	178,041
Central Garden & Pet Co., Class A *	13,239	516,321
Church & Dwight Co., Inc.	90,029	7,601,148
Colgate-Palmolive Co.	306,399	23,899,122
Coty, Inc., Class A	100,228	638,452
Edgewell Personal Care Co.	19,971	667,031
elf Beauty, Inc. *	13,351	290,518
Energizer Holdings, Inc.	20,595	902,885
Herbalife Nutrition Ltd. *	35,533	1,810,762
Inter Parfums, Inc.	5,865	364,686
Kimberly-Clark Corp.	121,992	16,115,143
Lifevantage Corp. *	5,280	47,203
Medifast, Inc.	4,264	1,000,633
Natural Health Trends Corp.	2,166	11,740
Nature’s Sunshine Products, Inc. *	5,329	85,530
Nu Skin Enterprises, Inc., Class A	17,993	1,041,255
Oil-Dri Corp. of America	1,600	55,472
Revlon, Inc., Class A *(b)	3,255	37,433
Reynolds Consumer Products, Inc.	19,506	585,180
Spectrum Brands Holdings, Inc.	14,158	1,069,920
The Clorox Co.	45,502	9,530,849
The Estee Lauder Cos., Inc., Class A	81,119	19,196,811
The Procter & Gamble Co.	887,788	113,823,300
USANA Health Sciences, Inc. *	4,282	354,378
Veru, Inc. *	19,428	171,355
WD-40 Co.	5,046	1,536,053
		201,850,813

Insurance 1.9%
Aflac, Inc.	232,350	10,497,573
Alleghany Corp.	5,152	2,920,411
Ambac Financial Group, Inc. *	18,028	259,964
American Equity Investment Life Holding Co.	34,026	993,219
American Financial Group, Inc.	25,333	2,384,849
American International Group, Inc.	309,625	11,592,360
American National Group, Inc.	3,173	280,430
AMERISAFE, Inc.	7,229	401,210
Aon plc, Class A	81,873	16,628,406
Arch Capital Group Ltd. *	144,720	4,545,655
Argo Group International Holdings Ltd.	12,407	500,622

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	68,992	7,962,367
Assurant, Inc.	21,052	2,851,914
Assured Guaranty Ltd.	29,595	1,058,021
Athene Holding Ltd., Class A *	44,585	1,823,081
Axis Capital Holdings Ltd.	28,377	1,302,504
Brighthouse Financial, Inc. *	31,322	1,107,546
Brown & Brown, Inc.	83,468	3,596,636
BRP Group, Inc., Class A *	16,233	376,768
Chubb Ltd.	161,716	23,557,170
Cincinnati Financial Corp.	53,262	4,478,802
Citizens, Inc. *	22,044	133,366
CNA Financial Corp.	9,550	366,911
CNO Financial Group, Inc.	48,217	1,022,683
Crawford & Co., Class A	4,938	37,578
Crawford & Co., Class B	5,800	45,473
Donegal Group, Inc., Class A	5,782	80,196
eHealth, Inc. *	9,731	465,628
Employers Holdings, Inc.	11,759	358,650
Enstar Group Ltd. *	4,865	974,022
Erie Indemnity Co., Class A	8,905	2,164,805
Everest Re Group Ltd.	14,388	3,037,019
FBL Financial Group, Inc., Class A	3,305	185,212
FedNat Holding Co.	4,085	21,242
Fidelity National Financial, Inc.	105,366	3,824,786
First American Financial Corp.	40,164	2,100,176
Genworth Financial, Inc., Class A *	174,782	496,381
Globe Life, Inc.	34,225	3,093,598
GoHealth, Inc., Class A *	15,915	211,829
Goosehead Insurance, Inc., Class A	5,880	785,568
Greenlight Capital Re Ltd., Class A *	12,115	90,984
Hallmark Financial Services, Inc. *	9,052	32,587
HCI Group, Inc.	2,926	162,773
Heritage Insurance Holdings, Inc.	9,756	90,926
Horace Mann Educators Corp.	15,131	592,681
Independence Holding Co.	2,346	90,344
Investors Title Co.	416	59,488
James River Group Holdings Ltd.	11,384	506,360
Kemper Corp.	21,510	1,513,228
Kingstone Cos., Inc.	2,696	18,899
Kinsale Capital Group, Inc.	7,659	1,436,522
Lemonade, Inc. *	6,188	898,807
Lincoln National Corp.	64,919	2,953,165
Loews Corp.	83,325	3,773,789
Maiden Holdings Ltd. *	18,900	43,470
Markel Corp. *	4,904	4,754,330
Marsh & McLennan Cos., Inc.	181,365	19,933,827
MBIA, Inc. *	23,883	146,642
Mercury General Corp.	9,807	519,869
MetLife, Inc.	272,252	13,108,934
National Western Life Group, Inc., Class A	704	126,720
NI Holdings, Inc. *	2,860	48,620
Old Republic International Corp.	100,464	1,818,398
Palomar Holdings, Inc. *	7,766	773,416
Primerica, Inc.	13,749	1,915,373
Principal Financial Group, Inc.	92,073	4,536,437
ProAssurance Corp.	18,940	347,170
ProSight Global, Inc. *	4,459	55,515
Protective Insurance Corp., Class B	4,607	64,820
Prudential Financial, Inc.	142,335	11,141,984
Reinsurance Group of America, Inc.	24,305	2,553,240
RenaissanceRe Holdings Ltd.	18,214	2,740,114
RLI Corp.	14,110	1,365,566
Root, Inc. *(b)	9,300	187,442
Safety Insurance Group, Inc.	5,451	400,321
Selective Insurance Group, Inc.	21,256	1,381,215
Selectquote, Inc. *	12,232	258,340
State Auto Financial Corp.	5,500	90,970
Stewart Information Services Corp.	9,355	433,885
Security	Number of Shares	Value ($)
The Allstate Corp.	108,810	11,662,256
The Hanover Insurance Group, Inc.	13,210	1,485,729
The Hartford Financial Services Group, Inc.	128,412	6,166,344
The Progressive Corp.	209,425	18,259,766
The Travelers Cos., Inc.	90,951	12,396,621
Third Point Reinsurance Ltd. *	32,236	297,538
Tiptree, Inc.	7,504	36,544
Trupanion, Inc. *	11,574	1,298,603
United Fire Group, Inc.	8,730	240,424
United Insurance Holdings Corp.	6,439	32,710
Universal Insurance Holdings, Inc.	9,563	128,049
Unum Group	73,812	1,714,653
W.R. Berkley Corp.	50,245	3,122,224
Watford Holdings Ltd. *	6,987	241,471
White Mountains Insurance Group Ltd.	1,145	1,167,900
Willis Towers Watson plc	46,308	9,397,746
		267,140,380

Materials 2.7%
Advanced Emissions Solutions, Inc.	5,901	29,918
AdvanSix, Inc. *	8,959	191,006
AgroFresh Solutions, Inc. *	10,000	19,600
Air Products & Chemicals, Inc.	79,152	21,114,587
Albemarle Corp.	38,032	6,186,285
Alcoa Corp. *	66,803	1,202,454
Allegheny Technologies, Inc. *	43,781	744,715
Alpha Metallurgical Resources, Inc. *	6,988	79,244
Amcor plc	559,231	6,117,987
American Vanguard Corp.	9,646	159,641
Amyris, Inc. *	59,268	557,119
AptarGroup, Inc.	22,782	3,029,322
Arconic Corp. *	36,358	916,222
Ashland Global Holdings, Inc.	19,921	1,593,481
Avery Dennison Corp.	29,569	4,461,075
Avient Corp.	32,939	1,265,846
Axalta Coating Systems Ltd. *	75,482	2,037,259
Balchem Corp.	11,652	1,247,114
Ball Corp.	117,437	10,336,805
Berry Global Group, Inc. *	47,614	2,350,703
Cabot Corp.	20,323	892,383
Carpenter Technology Corp.	16,523	516,178
Celanese Corp.	41,737	5,098,175
Century Aluminum Co. *	19,881	193,840
CF Industries Holdings, Inc.	77,479	3,206,081
Chase Corp.	2,673	267,941
Clearwater Paper Corp. *	5,366	204,337
Cleveland-Cliffs, Inc.	143,210	2,196,841
Coeur Mining, Inc. *	86,224	780,327
Commercial Metals Co.	42,747	841,688
Compass Minerals International, Inc.	11,822	688,750
Corteva, Inc.	266,276	10,613,761
Crown Holdings, Inc. *	48,379	4,361,367
Domtar Corp.	19,344	579,740
Dow, Inc.	264,986	13,752,773
DuPont de Nemours, Inc.	263,167	20,908,618
Eagle Materials, Inc.	14,491	1,594,445
Eastman Chemical Co.	48,909	4,810,200
Ecolab, Inc.	88,873	18,175,417
Element Solutions, Inc.	76,011	1,294,467
Ferro Corp. *	30,061	414,541
Flotek Industries, Inc. *	16,539	32,913
FMC Corp.	46,293	5,013,069
Forterra, Inc. *	9,076	166,091
Fortitude Gold Corp. *(a)	9,742	10,229
Freeport-McMoRan, Inc. *	518,743	13,959,374
FutureFuel Corp.	9,399	125,007
Gatos Silver, Inc. *	8,000	105,680

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GCP Applied Technologies, Inc. *	17,552	435,114
Glatfelter Corp.	17,901	280,151
Gold Resource Corp.	34,097	96,154
Graphic Packaging Holding Co.	97,760	1,530,922
Greif, Inc., Class A	11,764	531,262
H.B. Fuller Co.	19,193	976,732
Hawkins, Inc.	3,679	202,087
Haynes International, Inc.	3,574	82,881
Hecla Mining Co.	191,761	1,091,120
Huntsman Corp.	69,516	1,836,613
Hycroft Mining Holding Corp. *	14,727	100,880
Ingevity Corp. *	14,839	974,774
Innospec, Inc.	9,038	793,446
International Flavors & Fragrances, Inc. (b)	38,600	4,337,868
International Paper Co.	140,864	7,086,868
Intrepid Potash, Inc. *	2,719	61,803
Kaiser Aluminum Corp.	6,075	526,702
Koppers Holdings, Inc. *	8,777	292,099
Kraton Corp. *	11,677	327,890
Kronos Worldwide, Inc.	6,230	88,217
Linde plc	187,674	46,055,200
Livent Corp. *	51,803	943,851
Loop Industries, Inc. *(b)	11,494	120,457
Louisiana-Pacific Corp.	37,792	1,436,474
LSB Industries, Inc. *	5,600	18,312
LyondellBasell Industries N.V., Class A	92,464	7,929,713
Marrone Bio Innovations, Inc. *	27,730	46,032
Martin Marietta Materials, Inc.	22,386	6,433,960
Materion Corp.	7,145	487,218
McEwen Mining, Inc. *	126,062	152,535
Mercer International, Inc.	14,607	165,059
Minerals Technologies, Inc.	12,150	748,804
Myers Industries, Inc.	14,310	286,915
Neenah, Inc.	6,513	331,642
NewMarket Corp.	2,533	993,417
Newmont Corp.	288,164	17,174,574
Northern Technologies International Corp.	3,248	42,874
Nucor Corp.	107,943	5,260,062
O-I Glass, Inc.	56,848	718,559
Olin Corp.	50,462	1,206,546
Olympic Steel, Inc.	2,550	34,807
Orion Engineered Carbons S.A.	21,268	323,912
Packaging Corp. of America	34,183	4,596,246
Pactiv Evergreen, Inc. *	14,353	202,808
PPG Industries, Inc.	84,146	11,335,308
PQ Group Holdings, Inc.	13,423	184,969
Quaker Chemical Corp.	4,697	1,231,225
Ranpak Holdings Corp. *	15,010	260,273
Rayonier Advanced Materials, Inc. *	25,717	177,962
Reliance Steel & Aluminum Co.	22,984	2,667,983
Resolute Forest Products, Inc. *	28,000	228,200
Royal Gold, Inc.	23,624	2,524,933
RPM International, Inc.	45,925	3,787,435
Ryerson Holding Corp. *	4,659	57,492
Schnitzer Steel Industries, Inc., Class A	10,249	302,550
Schweitzer-Mauduit International, Inc.	10,970	407,426
Sealed Air Corp.	55,607	2,350,508
Sensient Technologies Corp.	15,756	1,111,271
Silgan Holdings, Inc.	27,777	1,011,916
Sonoco Products Co.	35,418	2,051,056
Steel Dynamics, Inc.	72,276	2,476,898
Stepan Co.	7,892	889,271
Summit Materials, Inc., Class A *	42,567	873,900
SunCoke Energy, Inc.	29,816	146,993
Synalloy Corp. *	2,200	17,600
Tecnoglass, Inc.	4,997	33,930
The Chemours Co.	57,688	1,519,502
Security	Number of Shares	Value ($)
The Mosaic Co.	122,713	3,185,629
The Scotts Miracle-Gro Co.	14,623	3,237,678
The Sherwin-Williams Co.	29,220	20,214,396
TimkenSteel Corp. *	10,796	54,304
Trecora Resources *	10,224	64,513
Tredegar Corp.	8,263	120,557
Trinseo S.A.	14,067	715,026
Tronox Holdings plc, Class A *	30,993	475,743
UFP Technologies, Inc. *	3,202	147,324
United States Lime & Minerals, Inc.	1,011	122,331
United States Steel Corp.	81,531	1,447,991
Universal Stainless & Alloy Products, Inc. *	1,800	13,068
US Concrete, Inc. *	5,537	245,234
Valvoline, Inc.	66,178	1,571,066
Venator Materials plc *	13,280	53,386
Verso Corp., Class A	12,685	145,877
Vulcan Materials Co.	47,588	7,097,274
W.R. Grace & Co.	22,788	1,322,160
Warrior Met Coal, Inc.	18,646	429,231
Westlake Chemical Corp.	11,954	914,003
WestRock Co.	93,531	3,874,989
Worthington Industries, Inc.	12,634	661,264
		373,569,821

Media & Entertainment 8.3%
Activision Blizzard, Inc.	276,879	25,195,989
Advantage Solutions, Inc. *	37,544	367,180
Alphabet, Inc., Class A *	107,639	196,695,203
Alphabet, Inc., Class C *	103,929	190,786,622
Altice USA, Inc., Class A *	87,660	3,118,066
AMC Entertainment Holdings, Inc., Class A (b)	42,108	558,352
AMC Networks, Inc., Class A *	10,297	508,878
ANGI Homeservices, Inc., Class A *	27,825	388,994
Boston Omaha Corp., Class A *	6,182	168,769
Cable One, Inc.	1,937	3,874,000
Cardlytics, Inc. *	9,842	1,203,381
Cargurus, Inc. *	30,636	896,103
Cars.com, Inc. *	24,524	284,724
Charter Communications, Inc., Class A *	52,243	31,740,757
Cinedigm Corp., Class A *(b)	23,490	29,363
Cinemark Holdings, Inc.	37,192	752,766
Clear Channel Outdoor Holdings, Inc. *	176,155	350,548
Comcast Corp., Class A	1,634,291	81,011,805
comScore, Inc. *	18,690	59,621
Cumulus Media, Inc., Class A *	6,971	60,508
Daily Journal Corp. *	427	142,618
DHI Group, Inc. *	17,016	42,540
Discovery, Inc., Class A *	58,662	2,429,780
Discovery, Inc., Class C *	106,126	3,717,594
DISH Network Corp., Class A *	87,556	2,540,875
Electronic Arts, Inc.	104,119	14,909,841
Emerald Holding, Inc.	7,527	30,560
Entercom Communications Corp., Class A	55,637	258,712
Entravision Communications Corp., Class A	23,831	76,259
Eventbrite, Inc., Class A *	25,100	448,035
EverQuote, Inc., Class A *	3,535	159,287
Facebook, Inc., Class A *	860,574	222,312,081
Fluent, Inc. *	13,431	72,796
Fox Corp., Class A	121,553	3,790,023
Fox Corp., Class B	54,928	1,641,798
Gaia, Inc. *	3,400	31,076
Gannett Co., Inc. *	55,113	246,906
Glu Mobile, Inc. *	53,272	469,326
Gray Television, Inc. *	33,015	562,906

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hemisphere Media Group, Inc. *	4,890	51,052
IAC/InterActiveCorp *	28,698	6,025,145
iHeartMedia, Inc., Class A *	23,354	339,567
John Wiley & Sons, Inc., Class A	15,690	715,621
Lee Enterprises, Inc. *	15,450	21,630
Liberty Broadband Corp., Class A *	8,502	1,234,235
Liberty Broadband Corp., Class C *	75,691	11,054,671
Liberty Media Corp. - Liberty Braves, Class A *	2,953	80,794
Liberty Media Corp. - Liberty Braves, Class C *	12,455	333,545
Liberty Media Corp. - Liberty Formula One, Class A *	8,605	311,931
Liberty Media Corp. - Liberty Formula One, Class C *	72,614	2,921,261
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,393	1,188,065
Liberty Media Corp. - Liberty SiriusXM, Class C *	62,126	2,519,831
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	101,074
Lions Gate Entertainment Corp., Class A *	23,373	326,988
Lions Gate Entertainment Corp., Class B *	41,368	511,308
Live Nation Entertainment, Inc. *	51,509	3,422,773
LiveXLive Media, Inc. *	23,394	89,131
Loral Space & Communications, Inc.	4,480	113,792
Madison Square Garden Entertainment Corp. *	6,349	563,474
Madison Square Garden Sports Corp. *	6,349	1,027,840
Marchex, Inc., Class B *	10,570	30,864
Match Group, Inc. *	92,885	12,990,896
MDC Partners, Inc., Class A *	9,467	26,034
MediaAlpha, Inc. *	3,377	185,735
Meredith Corp.	14,298	313,555
MSG Networks, Inc., Class A *	16,477	284,558
National CineMedia, Inc.	18,547	77,248
Netflix, Inc. *	158,195	84,221,436
News Corp., Class A	138,753	2,691,808
News Corp., Class B	44,936	848,392
Nexstar Media Group, Inc., Class A	16,010	1,819,857
Omnicom Group, Inc.	76,788	4,790,035
Pinterest, Inc., Class A *	183,566	12,576,107
Playtika Holding Corp. *	24,929	726,431
QuinStreet, Inc. *	18,824	398,504
Reading International, Inc., Class A *	4,446	25,120
Roku, Inc. *	39,117	15,217,687
Saga Communications, Inc., Class A	1,496	33,660
Scholastic Corp.	10,758	277,234
Sciplay Corp., Class A *	8,602	137,374
Sinclair Broadcast Group, Inc., Class A	17,522	552,118
Sirius XM Holdings, Inc.	422,799	2,646,722
Snap, Inc., Class A *	327,505	17,338,115
Take-Two Interactive Software, Inc. *	41,359	8,290,412
TechTarget, Inc. *	9,109	680,442
TEGNA, Inc.	77,751	1,246,349
The E.W. Scripps Co., Class A	18,724	277,302
The Interpublic Group of Cos., Inc.	138,234	3,327,292
The Marcus Corp.	7,772	136,787
The New York Times Co., Class A	52,144	2,585,821
The Walt Disney Co. *	648,111	108,992,827
Travelzoo *	3,496	38,491
Tribune Publishing Co.	7,731	112,950
TripAdvisor, Inc. *	34,212	1,059,546
TrueCar, Inc. *	39,721	177,950
Twitter, Inc. *	285,617	14,432,227
ViacomCBS, Inc., Class B	205,989	9,990,466
Security	Number of Shares	Value ($)
Warner Music Group Corp., Class A	31,958	1,121,406
WideOpenWest, Inc. *	21,494	228,911
World Wrestling Entertainment, Inc., Class A	17,363	978,058
Yelp, Inc. *	26,216	854,379
Zillow Group, Inc., Class A *	13,167	1,826,526
Zillow Group, Inc., Class C *	52,665	6,870,676
ZoomInfo Technologies, Inc., Class A *	29,094	1,396,803
Zynga, Inc., Class A *	360,561	3,573,160
		1,151,296,641

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
10X Genomics, Inc., Class A *	24,465	4,187,185
89bio, Inc. *	2,363	47,969
AbbVie, Inc.	631,858	64,752,808
Abeona Therapeutics, Inc. *	16,276	31,087
ACADIA Pharmaceuticals, Inc. *	41,162	1,977,834
Acceleron Pharma, Inc. *	18,586	2,147,241
AcelRx Pharmaceuticals, Inc. *(b)	28,438	62,564
Acer Therapeutics, Inc. *	1,495	5,457
Aclaris Therapeutics, Inc. *	20,505	425,479
Acorda Therapeutics, Inc. *	2,590	17,457
Actinium Pharmaceuticals, Inc. *(b)	2,673	21,063
Adamas Pharmaceuticals, Inc. *	17,873	105,629
Adamis Pharmaceuticals Corp. *	56,257	64,696
Adaptive Biotechnologies Corp. *	29,189	1,619,114
Adicet Bio, Inc. *	780	9,594
ADMA Biologics, Inc. *	53,052	117,775
Adverum Biotechnologies, Inc. *	32,000	394,560
Aeglea BioTherapeutics, Inc. *	18,334	127,421
Aerie Pharmaceuticals, Inc. *	16,193	278,358
Aerpio Pharmaceuticals, Inc. *	12,835	19,381
Agenus, Inc. *	55,732	205,094
AgeX Therapeutics, Inc. *	10,645	18,522
Agile Therapeutics, Inc. *	31,320	88,322
Agilent Technologies, Inc.	109,274	13,131,457
Agios Pharmaceuticals, Inc. *	21,377	1,004,078
AIM ImmunoTech, Inc. *	20,316	41,241
Akebia Therapeutics, Inc. *	51,571	167,090
Akero Therapeutics, Inc. *	6,447	189,671
Akouos, Inc. *	7,387	117,601
Albireo Pharma, Inc. *	6,742	247,229
Aldeyra Therapeutics, Inc. *	18,127	203,022
Alector, Inc. *	19,546	329,155
Alexion Pharmaceuticals, Inc. *	78,508	12,037,632
Alimera Sciences, Inc. *	2,627	17,548
Alkermes plc *	59,234	1,243,322
Allakos, Inc. *	11,200	1,493,296
Allena Pharmaceuticals, Inc. *	6,539	11,116
Allogene Therapeutics, Inc. *	23,660	821,002
Allovir, Inc. *	6,410	234,414
Alnylam Pharmaceuticals, Inc. *	41,614	6,262,075
Altimmune, Inc. *	11,098	158,479
ALX Oncology Holdings, Inc. *	4,331	343,232
Amgen, Inc.	208,469	50,330,671
Amicus Therapeutics, Inc. *	92,211	1,743,710
Amneal Pharmaceuticals, Inc. *	43,587	209,653
Amphastar Pharmaceuticals, Inc. *	14,857	270,100
Ampio Pharmaceuticals, Inc. *	73,284	115,056
AnaptysBio, Inc. *	7,720	200,102
Anavex Life Sciences Corp. *	24,140	151,599
ANI Pharmaceuticals, Inc. *	3,733	106,540
Anika Therapeutics, Inc. *	4,606	170,468
Anixa Biosciences, Inc. *	9,149	33,394
Annexon, Inc. *	6,164	135,608
Apellis Pharmaceuticals, Inc. *	19,399	858,794
Applied Genetic Technologies Corp. *	12,820	50,511
Applied Molecular Transport, Inc. *	4,613	161,686

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Applied Therapeutics, Inc. *	6,111	127,964
Aprea Therapeutics, Inc. *	4,858	26,816
Aptinyx, Inc. *	17,590	61,213
Aquestive Therapeutics, Inc. *(b)	11,077	58,597
Aravive, Inc. *	1,524	8,001
Arbutus Biopharma Corp. *	20,912	79,047
Arcturus Therapeutics Holdings, Inc. *	7,721	559,464
Arcus Biosciences, Inc. *	16,347	567,731
Arcutis Biotherapeutics, Inc. *	7,857	214,418
Ardelyx, Inc. *	23,062	156,591
Arena Pharmaceuticals, Inc. *	20,612	1,530,235
Arrowhead Pharmaceuticals, Inc. *	37,172	2,868,563
Arvinas, Inc. *	10,918	823,654
Assembly Biosciences, Inc. *	11,682	65,186
Assertio Holdings, Inc. *	18,832	11,874
Atara Biotherapeutics, Inc. *	28,343	523,212
Atea Pharmaceuticals, Inc. *	4,831	352,663
Athenex, Inc. *	26,881	351,335
Athersys, Inc. *	66,911	129,473
Athira Pharma, Inc. *	4,400	93,808
Atreca, Inc. Class A *	11,123	144,599
Avantor, Inc. *	184,859	5,451,492
AVEO Pharmaceuticals, Inc. *	12,581	99,767
Avid Bioservices, Inc. *	19,984	291,567
Avidity Biosciences, Inc. *	6,635	151,809
Avita Medical, Inc. *	7,464	184,286
Avrobio, Inc. *	13,368	191,296
Axcella Health, Inc. *	10,482	57,022
Axsome Therapeutics, Inc. *	9,355	636,982
Aytu BioScience, Inc. *	6,074	43,368
Baudax Bio, Inc. *(b)	2,350	3,126
Beam Therapeutics, Inc. *	9,464	912,614
Berkeley Lights, Inc. *	2,802	201,744
Bio-Rad Laboratories, Inc., Class A *	7,738	4,439,832
Bio-Techne Corp.	13,819	4,489,931
BioCryst Pharmaceuticals, Inc. *	63,599	541,863
BioDelivery Sciences International, Inc. *	46,687	179,745
Biogen, Inc. *	54,987	15,539,876
Biohaven Pharmaceutical Holding Co., Ltd. *	18,114	1,543,675
BioMarin Pharmaceutical, Inc. *	64,799	5,364,061
BioNano Genomics, Inc. *	66,500	734,825
Bioxcel Therapeutics, Inc. *	5,384	249,387
Black Diamond Therapeutics, Inc. *	5,042	124,890
Bluebird Bio, Inc. *	23,778	1,059,310
Blueprint Medicines Corp. *	19,803	1,915,940
BrainStorm Cell Therapeutics, Inc. *	11,287	68,173
Bridgebio Pharma, Inc. *	34,626	1,965,372
Bristol-Myers Squibb Co.	809,526	49,729,182
Bruker Corp.	36,256	2,098,860
C4 Therapeutics, Inc. *	3,474	125,481
Cabaletta Bio, Inc. *	4,700	61,241
Calithera Biosciences, Inc. *	23,390	67,129
Capricor Therapeutics, Inc. *	14,545	95,706
Cara Therapeutics, Inc. *	16,617	310,738
Cardiff Oncology, Inc. *	8,961	105,740
CareDx, Inc. *	17,520	1,339,054
CASI Pharmaceuticals, Inc. *	25,215	84,722
Cassava Sciences, Inc. *(b)	14,527	287,925
Catabasis Pharmaceuticals, Inc. *	13,893	57,656
Catalent, Inc. *	58,834	6,768,852
Catalyst Biosciences, Inc. *	5,715	32,290
Catalyst Pharmaceuticals, Inc. *	28,204	102,663
CEL-SCI Corp. *(b)	14,273	356,111
Celcuity, Inc. *	2,500	36,500
Celldex Therapeutics, Inc. *	14,509	313,685
Cellular Biomedicine Group, Inc. *	2,900	56,840
Celsion Corp. *	17,195	23,557
Cerecor, Inc. *	38,687	121,864
Security	Number of Shares	Value ($)
Cerevel Therapeutics Holdings, Inc. *	13,714	176,499
Charles River Laboratories International, Inc. *	17,859	4,626,374
Checkpoint Therapeutics, Inc. *	29,706	96,545
ChemoCentryx, Inc. *	17,691	1,008,564
Chiasma, Inc. *	22,407	88,732
Chimerix, Inc. *	15,000	127,200
Chinook Therapeutics, Inc. *	13,331	188,900
ChromaDex Corp. *	27,302	129,411
Cidara Therapeutics, Inc. *	19,932	48,833
Clearside Biomedical, Inc. *	26,575	83,180
Clovis Oncology, Inc. *(b)	33,097	261,466
Codexis, Inc. *	20,702	482,150
Cohbar, Inc. *	14,681	25,398
Coherus Biosciences, Inc. *	23,029	432,945
Collegium Pharmaceutical, Inc. *	11,957	288,642
Concert Pharmaceuticals, Inc. *	10,357	108,438
Constellation Pharmaceuticals, Inc. *	11,201	369,297
ContraFect Corp. *	14,986	73,282
Corbus Pharmaceuticals Holdings, Inc. *(b)	21,103	38,618
Corcept Therapeutics, Inc. *	37,867	1,070,121
CorMedix, Inc. *(b)	13,948	122,045
Cortexyme, Inc. *	4,450	174,529
Crinetics Pharmaceuticals, Inc. *	8,974	128,777
CTI BioPharma Corp. *	20,000	66,400
Cue Biopharma, Inc. *	8,970	121,454
Curis, Inc. *	19,354	202,249
Cyclerion Therapeutics, Inc. *	15,496	48,967
Cymabay Therapeutics, Inc. *	20,365	108,953
Cytokinetics, Inc. *	26,220	515,747
CytomX Therapeutics, Inc. *	15,748	108,819
Deciphera Pharmaceuticals, Inc. *	13,818	610,756
Denali Therapeutics, Inc. *	29,165	1,997,802
DermTech, Inc. *	6,768	277,353
Dicerna Pharmaceuticals, Inc. *	24,347	547,077
Durect Corp. *	92,614	190,785
Dyadic International, Inc. *	9,040	50,353
Dynavax Technologies Corp. *	38,144	240,689
Dyne Therapeutics, Inc. *	6,594	127,462
Eagle Pharmaceuticals, Inc. *	4,330	202,081
Editas Medicine, Inc. *	23,452	1,438,780
Eiger BioPharmaceuticals, Inc. *	10,377	99,723
Elanco Animal Health, Inc. *	168,374	4,887,897
Eli Lilly & Co.	284,351	59,136,477
Eloxx Pharmaceuticals, Inc. *	6,055	20,829
Emergent BioSolutions, Inc. *	16,388	1,751,058
Enanta Pharmaceuticals, Inc. *	6,913	332,239
Endo International plc *	82,910	603,585
Enochian Biosciences, Inc. *	7,176	27,197
Epizyme, Inc. *	35,227	385,736
Esperion Therapeutics, Inc. *(b)	10,670	335,998
Eton Pharmaceuticals, Inc. *(b)	5,755	51,335
Evelo Biosciences, Inc. *	6,962	122,183
Evofem Biosciences, Inc. *(b)	44,028	115,794
Evoke Pharma, Inc. *	14,398	37,147
Evolus, Inc. *(b)	10,566	71,426
Exact Sciences Corp. *	56,978	7,815,102
Exelixis, Inc. *	111,815	2,483,411
Exicure, Inc. *	16,798	35,780
EyePoint Pharmaceuticals, Inc. *	1,460	16,352
F-star Therapeutics, Inc. *	975	8,210
Fate Therapeutics, Inc. *	27,759	2,515,798
FibroGen, Inc. *	31,201	1,503,264
Five Prime Therapeutics, Inc. *	16,577	277,167
Flexion Therapeutics, Inc. *	17,854	217,283
Fluidigm Corp. *	27,127	175,783
Forma Therapeutics Holdings, Inc. *	8,111	313,328
Forte Biosciences, Inc. *	3,571	120,914

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fortress Biotech, Inc. *	29,965	95,588
Frequency Therapeutics, Inc. *	11,156	434,972
Fulcrum Therapeutics, Inc. *	7,335	81,125
G1 Therapeutics, Inc. *	10,022	241,831
Galectin Therapeutics, Inc. *(b)	8,013	15,705
Generation Bio Co. *	7,378	194,263
Genprex, Inc. *(b)	19,781	88,421
Geron Corp. *	124,831	222,199
Gilead Sciences, Inc.	449,287	29,473,227
Global Blood Therapeutics, Inc. *	21,893	1,097,277
GlycoMimetics, Inc. *	11,422	41,462
Gossamer Bio, Inc. *	19,746	199,435
Gritstone Oncology, Inc. *	7,741	140,112
Halozyme Therapeutics, Inc. *	46,246	2,200,847
Harpoon Therapeutics, Inc. *	7,029	135,519
Harrow Health, Inc. *	6,848	61,632
Harvard Bioscience, Inc. *	7,316	33,946
Heat Biologics, Inc. *(b)	9,763	67,267
Heron Therapeutics, Inc. *	31,456	546,076
Homology Medicines, Inc. *	15,992	194,303
Hookipa Pharma, Inc. *	7,000	74,830
Horizon Therapeutics plc *	78,810	5,712,149
Humanigen, Inc. *(b)	14,881	267,263
iBio, Inc. *(b)	74,003	118,405
Ideaya Biosciences, Inc. *	6,139	107,924
Idera Pharmaceuticals, Inc. *	18,451	103,141
IGM Biosciences, Inc. *(b)	2,455	234,060
Illumina, Inc. *	52,344	22,321,575
IMARA, Inc. *	2,286	29,764
Immunic, Inc. *	6,574	108,865
ImmunoGen, Inc. *	67,498	481,261
Immunovant, Inc. *	17,821	695,554
Incyte Corp. *	66,640	5,980,940
Infinity Pharmaceuticals, Inc. *	29,948	103,920
Inhibrx, Inc. *	2,500	79,250
Innoviva, Inc. *	25,683	308,453
Inovio Pharmaceuticals, Inc. *(b)	66,664	849,966
Inozyme Pharma, Inc. *(b)	2,857	60,111
Insmed, Inc. *	37,303	1,402,220
Intellia Therapeutics, Inc. *	21,224	1,329,047
Intercept Pharmaceuticals, Inc. *	8,908	313,918
Intra-Cellular Therapies, Inc. *	26,329	846,477
Invitae Corp. *	58,035	2,873,893
Ionis Pharmaceuticals, Inc. *	49,514	2,974,306
Iovance Biotherapeutics, Inc. *	48,848	2,141,496
IQVIA Holdings, Inc. *	68,476	12,175,033
Ironwood Pharmaceuticals, Inc. *	57,811	590,828
iTeos Therapeutics, Inc. *	4,423	141,536
IVERIC bio, Inc. *	34,399	180,939
Jazz Pharmaceuticals plc *	19,948	3,101,914
Johnson & Johnson	942,175	153,697,008
Jounce Therapeutics, Inc. *	8,460	95,598
Kadmon Holdings, Inc. *	57,518	276,086
Kala Pharmaceuticals, Inc. *(b)	16,458	122,283
KalVista Pharmaceuticals, Inc. *	3,000	45,600
Karuna Therapeutics, Inc. *	6,161	611,356
Karyopharm Therapeutics, Inc. *	23,124	352,179
Keros Therapeutics, Inc. *	2,398	136,806
Kezar Life Sciences, Inc. *	11,085	58,861
Kindred Biosciences, Inc. *	18,803	94,015
Kiniksa Pharmaceuticals Ltd., Class A *	10,416	205,091
Kodiak Sciences, Inc. *	11,138	1,406,841
Kronos Bio, Inc. *	5,130	141,024
Krystal Biotech, Inc. *	6,249	435,555
Kura Oncology, Inc. *	24,322	728,444
Kymera Therapeutics, Inc. *	3,390	210,010
La Jolla Pharmaceutical Co. *	9,862	60,355
Lannett Co., Inc. *	8,800	68,200
Larimar Therapeutics, Inc. *	6,617	103,953
Security	Number of Shares	Value ($)
Leap Therapeutics, Inc. *	37,424	87,198
Lexicon Pharmaceuticals, Inc. *	18,214	144,073
Ligand Pharmaceuticals, Inc. *(b)	5,614	1,040,555
Lineage Cell Therapeutics, Inc. *(b)	66,180	146,258
Liquidia Corp. *	2,763	7,571
Luminex Corp.	15,988	449,103
MacroGenics, Inc. *	20,371	416,383
Madrigal Pharmaceuticals, Inc. *	3,520	418,035
Magenta Therapeutics, Inc. *	7,928	70,084
MannKind Corp. *	76,925	270,776
Marinus Pharmaceuticals, Inc. *	9,970	123,927
Marker Therapeutics, Inc. *(b)	8,200	15,744
Matinas BioPharma Holdings, Inc. *	78,387	114,445
MediciNova, Inc. *	10,435	60,210
Medpace Holdings, Inc. *	9,670	1,284,079
MEI Pharma, Inc. *	32,178	103,935
Merck & Co., Inc.	905,670	69,799,987
Merrimack Pharmaceuticals, Inc. *	7,188	48,303
Mersana Therapeutics, Inc. *	18,829	358,881
Mettler-Toledo International, Inc. *	8,522	9,954,548
MiMedx Group, Inc. *	35,795	351,507
Minerva Neurosciences, Inc. *	8,467	27,010
Mirati Therapeutics, Inc. *	16,440	3,375,625
Mirum Pharmaceuticals, Inc. *	4,255	77,101
Moderna, Inc. *	107,950	18,692,622
Molecular Templates, Inc. *	15,226	174,338
Morphic Holding, Inc. *	3,280	110,405
Mustang Bio, Inc. *	12,479	52,037
Myriad Genetics, Inc. *	26,809	738,588
NanoString Technologies, Inc. *	15,696	1,099,191
NantKwest, Inc. *(b)	14,977	282,691
Natera, Inc. *	28,085	2,994,984
Nektar Therapeutics *	64,565	1,271,930
NeoGenomics, Inc. *	39,638	2,101,607
Neoleukin Therapeutics, Inc. *	9,946	125,320
Neos Therapeutics, Inc. *	21,090	16,450
Neubase Therapeutics, Inc. *	6,234	57,041
Neurocrine Biosciences, Inc. *	33,706	3,699,233
NextCure, Inc. *	8,116	94,064
NGM Biopharmaceuticals, Inc. *	7,016	180,031
Nkarta, Inc. *	5,850	232,011
Novavax, Inc. *	21,163	4,675,753
Nurix Therapeutics, Inc. *	4,394	159,854
Ocugen, Inc. *(b)	57,700	102,129
Ocular Therapeutix, Inc. *	25,697	466,401
Odonate Therapeutics, Inc. *	8,413	194,424
Omeros Corp. *	23,071	448,962
Oncocyte Corp. *	30,590	156,621
OPKO Health, Inc. *	159,773	864,372
Optinose, Inc. *	18,689	74,382
Organogenesis Holdings, Inc. *	18,778	196,418
Organovo Holdings, Inc. *	1,687	21,577
Orgenesis, Inc. *	9,467	61,630
ORIC Pharmaceuticals, Inc. *	5,300	155,396
Otonomy, Inc. *	16,843	71,583
Ovid therapeutics, Inc. *	8,556	24,042
Oyster Point Pharma, Inc. *	4,006	75,193
Pacific Biosciences of California, Inc. *	68,293	2,209,279
Pacira BioSciences, Inc. *	15,505	1,024,570
Palatin Technologies, Inc. *	56,900	50,174
Paratek Pharmaceuticals, Inc. *	17,405	112,958
Passage Bio, Inc. *	7,571	141,275
PDL BioPharma, Inc. *(a)	45,080	111,348
PerkinElmer, Inc.	40,161	5,906,478
Perrigo Co., plc	48,431	2,068,004
Personalis, Inc. *	9,671	372,043
Pfizer, Inc.	1,990,726	71,467,063
PhaseBio Pharmaceuticals, Inc. *	8,241	31,728
Phathom Pharmaceuticals, Inc. *	4,189	161,276

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Phibro Animal Health Corp., Class A	8,185	169,757
Pieris Pharmaceuticals, Inc. *	19,437	49,370
Pliant Therapeutics, Inc. *	3,305	81,336
PMV Pharmaceuticals, Inc. *	4,528	154,586
PolarityTE, Inc. *	4,800	4,459
PPD, Inc. *	39,467	1,269,259
PRA Health Sciences, Inc. *	23,167	2,855,101
Praxis Precision Medicines, Inc. *	3,917	199,336
Precigen, Inc. *	26,182	222,547
Precision BioSciences, Inc. *	16,000	193,920
Prelude Therapeutics, Inc. *(b)	3,994	259,410
Prestige Consumer Healthcare, Inc. *	18,007	720,280
Protagonist Therapeutics, Inc. *	13,355	276,582
Protara Therapeutics, Inc. *	3,990	71,740
Prothena Corp. plc *	8,918	99,971
Provention Bio, Inc. *	17,656	243,123
PTC Therapeutics, Inc. *	24,451	1,413,757
Puma Biotechnology, Inc. *	12,061	141,596
Qualigen Therapeutics, Inc. *(b)	15,420	52,428
Quanterix Corp. *	8,358	541,097
Radius Health, Inc. *	17,878	334,319
Rapt Therapeutics, Inc. *	4,080	81,274
Reata Pharmaceuticals, Inc., Class A *	9,303	963,698
Recro Pharma, Inc. *	5,876	18,392
Regeneron Pharmaceuticals, Inc. *	37,623	18,955,972
REGENXBIO, Inc. *	12,112	500,589
Relay Therapeutics, Inc. *	7,956	394,458
Relmada Therapeutics, Inc. *	5,734	187,387
Repligen Corp. *	18,141	3,628,200
Replimune Group, Inc. *	8,748	339,422
Revance Therapeutics, Inc. *	22,514	572,756
REVOLUTION Medicines, Inc. *	15,187	639,980
Rhythm Pharmaceuticals, Inc. *	10,913	334,920
Rigel Pharmaceuticals, Inc. *	65,122	237,044
Rocket Pharmaceuticals, Inc. *	15,554	856,714
Royalty Pharma plc, Class A	30,417	1,429,903
Rubius Therapeutics, Inc. *	14,159	169,483
Sage Therapeutics, Inc. *	18,853	1,520,494
Sangamo Therapeutics, Inc. *	42,457	579,963
Sarepta Therapeutics, Inc. *	28,363	2,535,652
Satsuma Pharmaceuticals, Inc. *	2,719	15,825
Savara, Inc. *	8,700	13,311
Scholar Rock Holding Corp. *	7,793	464,930
scPharmaceuticals, Inc. *	7,411	46,986
SCYNEXIS, Inc. *	3,644	27,221
Seagen, Inc. *	44,973	7,387,715
Selecta Biosciences, Inc. *	47,517	190,068
Seres Therapeutics, Inc. *	21,706	515,517
Sesen Bio, Inc. *	56,356	96,369
Shattuck Labs, Inc. *	4,720	234,159
SIGA Technologies, Inc. *	17,097	110,447
Soleno Therapeutics, Inc. *	34,445	67,512
Sorrento Therapeutics, Inc. *(b)	81,224	1,028,296
Spectrum Pharmaceuticals, Inc. *	58,461	209,875
Spero Therapeutics, Inc. *	9,206	166,721
SpringWorks Therapeutics, Inc. *	10,253	854,177
Stoke Therapeutics, Inc. *	7,275	444,357
Strongbridge Biopharma plc *	27,016	72,943
Supernus Pharmaceuticals, Inc. *	20,133	591,709
Surface Oncology, Inc. *	10,490	116,019
Sutro Biopharma, Inc. *	12,078	267,528
Syndax Pharmaceuticals, Inc. *	11,034	221,121
Syneos Health, Inc. *	26,695	1,984,773
Synlogic, Inc. *	4,700	17,437
Syros Pharmaceuticals, Inc. *	15,634	171,114
T2 Biosystems, Inc. *(b)	47,515	94,555
TCR2 Therapeutics, Inc. *	9,468	243,612
Teligent, Inc. *	1,290	1,157
TFF Pharmaceuticals, Inc. *	5,752	89,444
Security	Number of Shares	Value ($)
TG Therapeutics, Inc. *	38,009	1,834,694
TherapeuticsMD, Inc. *(b)	109,795	181,162
Theravance Biopharma, Inc. *	19,208	358,037
Thermo Fisher Scientific, Inc.	141,838	72,294,829
Tonix Pharmaceuticals Holding Corp. *	91,097	89,148
Translate Bio, Inc. *	24,588	587,161
Travere Therapeutics, Inc. *	16,461	415,640
Trevena, Inc. *	73,478	160,182
Tricida, Inc. *	9,420	61,984
Turning Point Therapeutics, Inc. *	15,531	1,948,985
Twist Bioscience Corp. *	14,949	2,459,708
Tyme Technologies, Inc. *	21,100	36,292
Ultragenyx Pharmaceutical, Inc. *	22,457	3,112,316
uniQure N.V. *	12,956	458,772
United Therapeutics Corp. *	16,049	2,629,147
UNITY Biotechnology, Inc. *	12,594	75,249
Urovant Sciences Ltd. *	3,443	55,811
Vanda Pharmaceuticals, Inc. *	17,728	254,220
Vaxart, Inc. *(b)	39,990	479,080
Vaxcyte, Inc. *	5,525	135,528
VBI Vaccines, Inc. *(b)	82,952	270,424
Veracyte, Inc. *	20,855	1,182,478
Verastem, Inc. *	47,595	92,810
Vericel Corp. *	16,052	662,466
Verrica Pharmaceuticals, Inc. *	6,711	78,854
Vertex Pharmaceuticals, Inc. *	92,819	21,262,977
Viatris, Inc. *	432,057	7,340,648
Viela Bio, Inc. *	6,450	223,686
Viking Therapeutics, Inc. *	20,063	146,661
Vir Biotechnology, Inc. *	22,994	1,484,033
Voyager Therapeutics, Inc. *	7,809	58,958
VYNE Therapeutics, Inc. *	56,167	111,211
Waters Corp. *	22,060	5,838,620
WaVe Life Sciences Ltd. *	13,973	142,105
X4 Pharmaceuticals, Inc. *	6,559	51,226
XBiotech, Inc. *(b)	5,316	99,569
Xencor, Inc. *	20,116	920,307
Xeris Pharmaceuticals, Inc. *	22,478	114,188
XOMA Corp. *	4,338	157,122
Y-mAbs Therapeutics, Inc. *	8,715	366,117
Yumanity Therapeutics, Inc. *	385	6,892
Zentalis Pharmaceuticals, Inc. *	5,499	210,997
ZIOPHARM Oncology, Inc. *	82,975	307,837
Zoetis, Inc.	170,342	26,275,253
Zogenix, Inc. *	20,875	395,790
Zomedica Corp. *	201,930	185,776
Zynerba Pharmaceuticals, Inc. *	9,398	32,799
		1,074,043,290

Real Estate 3.1%
Acadia Realty Trust	30,302	439,379
Agree Realty Corp.	20,797	1,314,370
Alexander & Baldwin, Inc.	25,298	382,506
Alexander’s, Inc.	799	213,493
Alexandria Real Estate Equities, Inc.	44,024	7,356,851
Alpine Income Property Trust, Inc.	4,139	63,823
Altisource Portfolio Solutions S.A. *	3,227	32,689
American Assets Trust, Inc.	16,885	466,533
American Campus Communities, Inc.	49,471	2,036,226
American Finance Trust, Inc.	38,891	283,126
American Homes 4 Rent, Class A	94,568	2,858,791
American Tower Corp.	159,100	36,172,976
Americold Realty Trust	74,089	2,586,447
Apartment Income REIT Corp. *	52,513	2,035,929
Apartment Investment & Management Co., Class A	52,513	241,035
Apple Hospitality REIT, Inc.	73,680	919,526
Armada Hoffler Properties, Inc.	20,207	217,225

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ashford Hospitality Trust, Inc. *(b)	20,027	58,479
AvalonBay Communities, Inc.	50,442	8,255,842
Bluerock Residential Growth REIT, Inc.	7,000	73,220
Boston Properties, Inc.	50,474	4,606,762
Braemar Hotels & Resorts, Inc. *	9,906	49,530
Brandywine Realty Trust	62,660	689,260
Brixmor Property Group, Inc.	104,089	1,762,227
Broadstone Net Lease, Inc.	12,935	233,218
BRT Apartments Corp.	3,343	46,735
Camden Property Trust	34,506	3,524,788
CareTrust REIT, Inc.	33,592	754,476
CatchMark Timber Trust, Inc., Class A	18,210	166,075
CBRE Group, Inc., Class A *	119,148	7,265,645
Cedar Realty Trust, Inc.	7,449	79,481
Centerspace	4,576	320,045
Chatham Lodging Trust	15,396	164,891
City Office REIT, Inc.	20,326	191,471
Clipper Realty, Inc.	4,400	30,844
Colony Capital, Inc.	172,207	854,147
Columbia Property Trust, Inc.	41,944	570,438
Community Healthcare Trust, Inc.	8,042	359,638
CorEnergy Infrastructure Trust, Inc.	5,381	48,483
CorePoint Lodging, Inc.	11,164	76,027
CoreSite Realty Corp.	15,235	2,048,193
Corporate Office Properties Trust	39,086	1,026,789
Cousins Properties, Inc.	52,451	1,654,305
Crown Castle International Corp.	154,526	24,609,811
CTO Realty Growth, Inc.	2,520	106,168
CubeSmart	70,361	2,451,377
Cushman & Wakefield plc *	37,000	530,210
CyrusOne, Inc.	42,799	3,122,187
DiamondRock Hospitality Co. *	72,760	596,632
Digital Realty Trust, Inc.	100,491	14,465,679
Diversified Healthcare Trust	84,248	338,677
Douglas Emmett, Inc.	59,910	1,660,106
Duke Realty Corp.	132,693	5,249,335
Easterly Government Properties, Inc.	29,003	636,616
EastGroup Properties, Inc.	14,094	1,904,663
Empire State Realty Trust, Inc., Class A	51,702	509,782
EPR Properties	27,148	1,076,147
Equinix, Inc.	31,923	23,621,743
Equity Commonwealth	43,935	1,252,587
Equity LifeStyle Properties, Inc.	60,015	3,651,313
Equity Residential	122,724	7,564,707
Essential Properties Realty Trust, Inc.	36,980	769,924
Essex Property Trust, Inc.	23,374	5,600,644
eXp World Holdings, Inc. *	10,452	1,114,079
Extra Space Storage, Inc.	46,107	5,246,516
Farmland Partners, Inc.	14,823	152,825
Federal Realty Investment Trust	24,960	2,185,498
First Industrial Realty Trust, Inc.	45,112	1,833,352
Forestar Group, Inc. *	4,926	105,860
Four Corners Property Trust, Inc.	26,985	711,325
Franklin Street Properties Corp.	43,069	177,014
FRP Holdings, Inc. *	2,400	103,656
Gaming & Leisure Properties, Inc.	77,972	3,206,988
Getty Realty Corp.	12,072	320,753
Gladstone Commercial Corp.	11,924	211,174
Gladstone Land Corp.	6,594	103,790
Global Medical REIT, Inc.	15,239	191,097
Global Net Lease, Inc.	32,094	517,034
Healthcare Realty Trust, Inc.	49,912	1,497,859
Healthcare Trust of America, Inc., Class A	78,748	2,224,631
Healthpeak Properties, Inc.	192,519	5,708,188
Hersha Hospitality Trust *	12,806	97,838
Highwoods Properties, Inc.	36,440	1,366,136
Host Hotels & Resorts, Inc.	252,527	3,421,741
Hudson Pacific Properties, Inc.	54,632	1,280,574
Security	Number of Shares	Value ($)
Independence Realty Trust, Inc.	33,275	441,892
Indus Realty Trust, Inc.	1,332	84,888
Industrial Logistics Properties Trust	24,598	521,724
Innovative Industrial Properties, Inc.	7,859	1,470,576
Invitation Homes, Inc.	198,986	5,866,107
Iron Mountain, Inc.	103,833	3,496,057
iStar, Inc.	26,151	396,972
JBG SMITH Properties	39,272	1,172,662
Jones Lang LaSalle, Inc. *	18,244	2,667,455
Kennedy-Wilson Holdings, Inc.	46,231	794,711
Kilroy Realty Corp.	37,698	2,134,838
Kimco Realty Corp.	156,060	2,576,551
Kite Realty Group Trust	30,129	480,256
Lamar Advertising Co., Class A	30,457	2,460,316
Lexington Realty Trust	97,707	1,001,497
Life Storage, Inc.	26,321	2,147,226
LTC Properties, Inc.	13,932	538,332
Mack-Cali Realty Corp.	32,057	408,086
Marcus & Millichap, Inc. *	8,253	294,880
Maui Land & Pineapple Co., Inc. *	3,129	36,171
Medical Properties Trust, Inc.	205,405	4,336,100
Mid-America Apartment Communities, Inc.	41,370	5,491,867
Monmouth Real Estate Investment Corp.	34,167	592,114
National Health Investors, Inc.	16,394	1,062,987
National Retail Properties, Inc.	62,364	2,432,196
National Storage Affiliates Trust	21,647	790,981
NETSTREIT Corp.	3,836	66,094
New Century Financial Corp. *(a)	3,600	—
New Senior Investment Group, Inc.	31,775	168,407
Newmark Group, Inc., Class A	59,218	400,314
NexPoint Residential Trust, Inc.	7,312	288,605
Office Properties Income Trust	17,468	404,209
Omega Healthcare Investors, Inc.	81,544	2,953,524
One Liberty Properties, Inc.	6,163	123,507
Outfront Media, Inc.	52,120	950,148
Paramount Group, Inc.	59,046	524,919
Park Hotels & Resorts, Inc.	84,207	1,404,573
Pebblebrook Hotel Trust	46,661	857,629
Physicians Realty Trust	76,610	1,350,634
Piedmont Office Realty Trust, Inc., Class A	45,430	698,713
Plymouth Industrial REIT, Inc.	10,700	156,648
Postal Realty Trust, Inc., Class A	4,154	65,592
PotlatchDeltic Corp.	24,056	1,148,915
Preferred Apartment Communities, Inc., Class A	15,145	108,893
Prologis, Inc.	264,762	27,323,438
PS Business Parks, Inc.	7,180	977,342
Public Storage	54,650	12,439,433
QTS Realty Trust, Inc., Class A	23,509	1,530,436
Rafael Holdings, Inc., Class B *	3,200	75,136
Rayonier, Inc.	48,805	1,500,754
RE/MAX Holdings, Inc., Class A	6,136	222,246
Realogy Holdings Corp. *	43,900	623,380
Realty Income Corp.	125,375	7,404,647
Redfin Corp. *	36,826	2,622,379
Regency Centers Corp.	56,751	2,677,512
Retail Opportunity Investments Corp.	40,733	573,928
Retail Properties of America, Inc., Class A	78,447	722,497
Retail Value, Inc.	5,243	81,843
Rexford Industrial Realty, Inc.	47,211	2,310,506
RLJ Lodging Trust	59,027	762,039
RPT Realty	29,352	271,506
Ryman Hospitality Properties, Inc.	19,363	1,255,691
Sabra Health Care REIT, Inc.	73,938	1,241,419
Safehold, Inc.	5,455	401,379
Saul Centers, Inc.	4,700	140,671

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SBA Communications Corp.	39,629	10,647,123
Seritage Growth Properties, Class A *	12,504	222,696
Service Properties Trust	61,701	654,648
Simon Property Group, Inc.	117,821	10,949,106
SITE Centers Corp.	51,954	576,170
SL Green Realty Corp.	25,497	1,720,538
Sotherly Hotels, Inc.	6,858	18,448
Spirit Realty Capital, Inc.	41,792	1,611,499
STAG Industrial, Inc.	54,100	1,612,180
STORE Capital Corp.	84,659	2,626,122
Stratus Properties, Inc. *	3,398	88,824
Summit Hotel Properties, Inc.	38,205	309,460
Sun Communities, Inc.	38,525	5,514,083
Sunstone Hotel Investors, Inc.	78,056	835,199
Tanger Factory Outlet Centers, Inc. (b)	34,601	533,893
Tejon Ranch Co. *	8,332	132,729
Terreno Realty Corp.	25,075	1,418,743
The GEO Group, Inc.	41,833	373,987
The Howard Hughes Corp. *	16,115	1,388,630
The Macerich Co.	40,077	629,209
The RMR Group, Inc., Class A	5,078	187,277
The St. Joe Co.	12,244	544,858
Trinity Place Holdings, Inc. *	12,207	20,630
UDR, Inc.	105,082	4,040,403
UMH Properties, Inc.	15,491	227,718
Uniti Group, Inc.	82,302	1,013,138
Universal Health Realty Income Trust	4,654	277,751
Urban Edge Properties	39,017	538,044
Urstadt Biddle Properties, Inc., Class A	12,971	179,389
Ventas, Inc.	134,730	6,207,011
VEREIT, Inc.	77,463	2,729,021
VICI Properties, Inc.	190,650	4,819,632
Vornado Realty Trust	57,022	2,267,195
Washington Real Estate Investment Trust	29,116	638,805
Weingarten Realty Investors	42,722	961,672
Welltower, Inc.	150,032	9,091,939
Weyerhaeuser Co.	267,710	8,349,875
Whitestone REIT	16,023	124,979
WP Carey, Inc.	61,899	4,110,094
Xenia Hotels & Resorts, Inc.	39,452	570,870
		433,318,706

Retailing 7.0%
1-800-Flowers.com, Inc., Class A *	9,456	290,583
Abercrombie & Fitch Co., Class A	21,254	490,330
Academy Sports & Outdoors, Inc. *(b)	10,097	217,086
Advance Auto Parts, Inc.	24,112	3,596,064
Amazon.com, Inc. *	152,705	489,602,771
America’s Car-Mart, Inc. *	1,960	232,809
American Eagle Outfitters, Inc.	53,009	1,202,774
Asbury Automotive Group, Inc. *	6,922	987,146
At Home Group, Inc. *	20,818	507,335
AutoNation, Inc. *	21,380	1,523,966
AutoZone, Inc. *	8,284	9,264,577
Barnes & Noble Education, Inc. *	22,732	133,210
Bed Bath & Beyond, Inc. (b)	44,734	1,580,452
Best Buy Co., Inc.	82,393	8,966,006
Big 5 Sporting Goods Corp.	12,274	159,807
Big Lots, Inc.	13,002	775,959
Blink Charging Co. *(b)	10,049	496,722
Blue Apron Holdings, Inc., Class A *	3,119	31,502
Booking Holdings, Inc. *	14,666	28,515,544
Boot Barn Holdings, Inc. *	10,141	580,471
Build-A-Bear Workshop, Inc. *	6,224	34,917
Burlington Stores, Inc. *	23,739	5,908,637
Caleres, Inc.	13,090	197,790
Camping World Holdings, Inc., Class A	13,009	444,387
CarMax, Inc. *	58,884	6,935,358
Security	Number of Shares	Value ($)
CarParts.com, Inc. *	11,951	187,750
Carvana Co. *	20,329	5,309,732
Chewy, Inc., Class A *	27,314	2,781,111
Chico’s FAS, Inc.	43,544	96,232
Citi Trends, Inc.	3,906	230,454
Conn’s, Inc. *	7,143	112,359
Core-Mark Holding Co., Inc.	16,495	505,902
Designer Brands, Inc., Class A	21,162	259,235
Dick’s Sporting Goods, Inc.	23,331	1,563,410
Dillard’s, Inc., Class A	2,519	221,193
Dollar General Corp.	87,826	17,091,818
Dollar Tree, Inc. *	83,608	8,499,589
DoorDash, Inc. *	12,136	2,345,525
Duluth Holdings, Inc., Class B *	2,900	36,163
eBay, Inc.	234,997	13,279,680
Etsy, Inc. *	45,283	9,015,392
Expedia Group, Inc.	48,401	6,006,564
Express, Inc. *(b)	20,816	124,896
Five Below, Inc. *	20,132	3,537,796
Floor & Decor Holdings, Inc., Class A *	36,822	3,390,202
Foot Locker, Inc.	37,189	1,629,622
Funko, Inc., Class A *	7,067	84,451
GameStop Corp., Class A *(b)	20,419	6,636,175
Genesco, Inc. *	5,704	221,372
Genuine Parts Co.	51,585	4,842,800
Group 1 Automotive, Inc.	6,063	834,390
Groupon, Inc. *	8,902	304,181
GrowGeneration Corp. *	17,268	745,805
GrubHub, Inc. *	33,448	2,517,631
Guess?, Inc.	15,095	350,506
Haverty Furniture Cos., Inc.	5,712	186,725
Hibbett Sports, Inc. *	5,715	322,612
J. Jill, Inc. *	1,281	5,162
Kirkland’s, Inc. *	5,229	133,130
Kohl’s Corp.	55,967	2,465,906
L Brands, Inc.	84,366	3,438,758
Lands’ End, Inc. *	5,100	140,811
Leaf Group Ltd. *	13,902	75,071
Leslie’s, Inc. *	14,204	406,234
Liquidity Services, Inc. *	10,485	204,667
Lithia Motors, Inc., Class A	9,412	2,999,416
LKQ Corp. *	98,838	3,468,225
LMP Automotive Holdings, Inc. *(b)	3,465	77,200
Lowe’s Cos., Inc.	261,925	43,702,186
Lumber Liquidators Holdings, Inc. *	10,644	297,606
Macy’s, Inc.	109,011	1,639,525
Magnite, Inc. *	40,902	1,416,845
MarineMax, Inc. *	8,171	341,793
Monro, Inc.	12,610	737,307
Murphy USA, Inc.	9,272	1,155,013
National Vision Holdings, Inc. *	28,630	1,327,573
Nordstrom, Inc.	39,662	1,406,018
O'Reilly Automotive, Inc. *	25,810	10,981,381
Ollie’s Bargain Outlet Holdings, Inc. *	20,097	1,903,789
OneWater Marine, Inc., Class A *	3,029	97,928
Overstock.com, Inc. *	15,798	1,225,925
Party City Holdco, Inc. *	42,981	309,033
Penske Automotive Group, Inc.	11,075	662,728
PetMed Express, Inc.	8,051	307,548
Pool Corp.	14,346	5,081,066
Quotient Technology, Inc. *	28,909	256,134
Qurate Retail, Inc. Class A	137,251	1,729,363
Remark Holdings, Inc. *(b)	45,233	140,222
Rent-A-Center, Inc.	17,049	738,222
Revolve Group, Inc. *	9,160	340,386
RH *	5,516	2,622,086
Ross Stores, Inc.	127,583	14,198,712
Sally Beauty Holdings, Inc. *	42,597	643,215
Shift Technologies, Inc. *(b)	22,378	183,500

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	4,036	189,652
Shutterstock, Inc.	7,864	511,081
Signet Jewelers Ltd. *	19,034	773,161
Sleep Number Corp. *	9,769	1,052,512
Sonic Automotive, Inc., Class A	8,473	346,800
Sportsman’s Warehouse Holdings, Inc. *	14,662	256,878
Stamps.com, Inc. *	6,441	1,470,545
Stitch Fix, Inc., Class A *	20,644	1,970,263
Target Corp.	179,112	32,449,721
The Aaron’s Co., Inc. *	11,989	203,094
The Buckle, Inc.	10,296	404,839
The Cato Corp., Class A	7,100	80,727
The Children’s Place, Inc. *	5,680	417,310
The Container Store Group, Inc. *	6,755	92,071
The Gap, Inc. *	73,364	1,485,621
The Home Depot, Inc.	385,469	104,392,715
The Michaels Cos., Inc. *	28,063	434,976
The ODP Corp.	19,567	835,315
The RealReal Inc *	23,002	544,687
The TJX Cos., Inc.	429,688	27,517,220
Tilly’s, Inc., Class A	8,425	82,565
Tractor Supply Co.	41,928	5,942,875
TravelCenters of America, Inc. *	5,846	160,707
Ulta Beauty, Inc. *	20,255	5,666,539
Urban Outfitters, Inc. *	23,800	652,834
Vroom, Inc. *	11,748	432,679
Waitr Holdings, Inc. *	40,686	144,028
Wayfair, Inc., Class A *	25,998	7,079,775
Weyco Group, Inc.	3,066	52,919
Williams-Sonoma, Inc.	27,473	3,541,819
Winmark Corp.	1,106	188,717
Zumiez, Inc. *	7,807	336,326
		962,518,131

Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A *	3,697	332,730
Advanced Energy Industries, Inc. *	14,037	1,439,915
Advanced Micro Devices, Inc. *	430,653	36,881,123
Allegro MicroSystems, Inc. *	8,954	249,996
Alpha & Omega Semiconductor Ltd. *	6,543	188,046
Ambarella, Inc. *	12,761	1,204,128
Amkor Technology, Inc.	38,838	602,766
Analog Devices, Inc.	132,280	19,488,812
Applied Materials, Inc.	326,906	31,605,272
Atomera, Inc. *(b)	8,060	231,483
Axcelis Technologies, Inc. *	13,080	447,859
AXT, Inc. *	12,666	130,840
Broadcom, Inc.	144,707	65,190,503
Brooks Automation, Inc.	26,237	1,987,715
CEVA, Inc. *	7,638	449,038
Cirrus Logic, Inc. *	20,531	1,923,549
CMC Materials, Inc.	10,369	1,527,457
Cohu, Inc.	14,994	609,956
Cree, Inc. *	39,522	3,994,884
CyberOptics Corp. *	2,095	50,678
Diodes, Inc. *	15,037	1,064,319
DSP Group, Inc. *	6,300	101,619
Enphase Energy, Inc. *	45,262	8,253,526
Entegris, Inc.	48,060	4,728,623
Everspin Technologies, Inc. *	5,399	28,831
First Solar, Inc. *	30,684	3,042,319
FormFactor, Inc. *	27,482	1,123,189
GSI Technology, Inc. *	8,500	61,030
Ichor Holdings Ltd. *	8,793	317,427
Impinj, Inc. *	7,682	406,915
Inphi Corp. *	18,797	3,169,362
Intel Corp.	1,466,896	81,427,397
inTEST Corp. *	4,258	32,574
Security	Number of Shares	Value ($)
KLA Corp.	55,324	15,494,593
Kopin Corp. *	19,600	99,960
Kulicke & Soffa Industries, Inc.	22,537	803,895
Lam Research Corp.	51,561	24,952,946
Lattice Semiconductor Corp. *	48,566	1,947,982
MACOM Technology Solutions Holdings, Inc. *	16,799	955,191
Marvell Technology Group Ltd.	239,608	12,330,228
Maxim Integrated Products, Inc.	95,961	8,416,739
MaxLinear, Inc. *	25,159	789,741
Microchip Technology, Inc.	92,854	12,638,361
Micron Technology, Inc. *	398,684	31,204,997
MKS Instruments, Inc.	19,744	3,120,934
Monolithic Power Systems, Inc.	15,154	5,384,065
NeoPhotonics Corp. *	17,621	196,298
NVE Corp.	1,664	106,313
NVIDIA Corp.	221,558	115,119,321
NXP Semiconductors N.V.	100,260	16,088,722
ON Semiconductor Corp. *	146,939	5,067,926
Onto Innovation, Inc. *	17,373	939,011
PDF Solutions, Inc. *	9,699	187,385
Photronics, Inc. *	24,990	277,389
Pixelworks, Inc. *	8,973	27,457
Power Integrations, Inc.	21,051	1,695,658
Qorvo, Inc. *	40,703	6,955,329
QUALCOMM, Inc.	404,783	63,259,487
QuickLogic Corp. *	4,377	16,808
Rambus, Inc. *	42,063	798,987
Semtech Corp. *	23,308	1,653,703
Silicon Laboratories, Inc. *	15,740	2,064,616
SiTime Corp. *	3,341	407,769
Skyworks Solutions, Inc.	59,738	10,110,656
SMART Global Holdings, Inc. *	6,138	228,027
SolarEdge Technologies, Inc. *	18,343	5,288,837
SunPower Corp. *(b)	29,164	1,575,148
Synaptics, Inc. *	12,200	1,210,484
Teradyne, Inc.	59,530	6,755,464
Texas Instruments, Inc.	328,032	54,351,622
Ultra Clean Holdings, Inc. *	15,408	594,749
Universal Display Corp.	15,356	3,544,472
Veeco Instruments, Inc. *	16,949	312,878
Xilinx, Inc.	88,108	11,504,262
		700,772,291

Software & Services 14.5%
2U, Inc. *	25,733	1,052,480
8x8, Inc. *	37,475	1,320,994
A10 Networks, Inc. *	19,377	192,414
Accenture plc, Class A	226,540	54,804,557
ACI Worldwide, Inc. *	41,652	1,599,020
Adobe, Inc. *	171,665	78,754,752
Affirm Holdings, Inc. *	8,645	860,956
Agilysys, Inc. *	7,381	271,547
Akamai Technologies, Inc. *	58,494	6,494,589
Alarm.com Holdings, Inc. *	15,902	1,477,614
Alliance Data Systems Corp.	16,781	1,135,235
Altair Engineering, Inc., Class A *	15,019	840,013
Alteryx, Inc., Class A *	19,477	2,455,076
American Software, Inc., Class A	13,408	257,568
Anaplan, Inc. *	50,686	3,380,756
ANSYS, Inc. *	30,843	10,929,834
Appfolio, Inc., Class A *	5,948	908,914
Appian Corp. *	13,736	3,000,767
Asana, Inc. *	3,447	121,920
Aspen Technology, Inc. *	24,146	3,233,149
Asure Software, Inc. *	7,413	60,638
Autodesk, Inc. *	78,600	21,805,998
Automatic Data Processing, Inc.	153,507	25,347,076

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avalara, Inc. *	30,379	4,556,850
Avaya Holdings Corp. *	25,945	577,017
Benefitfocus, Inc. *	12,031	147,981
BigCommerce Holdings, Inc. *	4,151	331,831
Bill.com Holdings, Inc. *	21,271	2,592,509
Black Knight, Inc. *	56,138	4,585,913
Blackbaud, Inc.	17,498	1,163,442
Blackline, Inc. *	18,564	2,406,266
BM Technologies, Inc. *(a)	1,617	22,228
Booz Allen Hamilton Holding Corp.	49,299	4,198,796
Bottomline Technologies (DE), Inc. *	14,489	692,284
Box, Inc., Class A *	51,681	896,149
Brightcove, Inc. *	15,409	253,478
Broadridge Financial Solutions, Inc.	41,439	5,855,745
CACI International, Inc., Class A *	8,980	2,166,156
Cadence Design Systems, Inc. *	99,665	12,995,319
Cardtronics plc, Class A *	12,687	492,890
Cass Information Systems, Inc.	4,677	189,886
CDK Global, Inc.	43,865	2,188,863
Cerence, Inc. *	13,225	1,480,010
Ceridian HCM Holding, Inc. *	46,404	4,311,396
ChannelAdvisor Corp. *	10,971	224,905
Citrix Systems, Inc.	44,184	5,890,169
Cleanspark, Inc. *(b)	7,384	194,864
Cloudera, Inc. *	76,398	1,166,597
Cloudflare, Inc., Class A *	63,388	4,859,324
Cognizant Technology Solutions Corp., Class A	191,319	14,913,316
CommVault Systems, Inc. *	16,676	1,046,919
Concentrix Corp. *	14,547	1,555,365
Conduent, Inc. *	60,525	291,730
Cornerstone OnDemand, Inc. *	21,251	869,166
Coupa Software, Inc. *	24,650	7,638,295
Crowdstrike Holdings, Inc., Class A *	67,588	14,585,490
CSG Systems International, Inc.	11,766	506,997
Datadog, Inc., Class A *	69,652	7,156,743
Datto Holding Corp. *	8,155	194,578
Digimarc Corp. *	4,511	175,297
Digital Turbine, Inc. *	26,456	1,513,548
DocuSign, Inc. *	66,920	15,584,999
Domo, Inc., Class B *	9,803	621,412
Dropbox, Inc., Class A *	104,416	2,362,934
Duck Creek Technologies, Inc. *	8,893	429,888
DXC Technology Co.	92,155	2,598,771
Dynatrace, Inc. *	66,317	2,752,819
Ebix, Inc.	8,770	456,654
eGain Corp. *	7,634	83,974
Elastic N.V. *	21,949	3,335,370
Endurance International Group Holdings, Inc. *	22,190	210,361
Envestnet, Inc. *	19,642	1,507,131
EPAM Systems, Inc. *	20,133	6,934,409
Euronet Worldwide, Inc. *	18,469	2,307,886
Everbridge, Inc. *	12,877	1,711,740
EVERTEC, Inc.	20,994	728,492
Evo Payments, Inc., Class A *	16,763	384,878
ExlService Holdings, Inc. *	12,521	960,110
Fair Isaac Corp. *	10,379	4,671,692
Fastly, Inc., Class A *	30,296	3,312,868
Fidelity National Information Services, Inc.	222,208	27,433,800
FireEye, Inc. *	82,175	1,725,675
Fiserv, Inc. *	205,974	21,151,470
Five9, Inc. *	23,904	3,974,040
FleetCor Technologies, Inc. *	29,953	7,271,091
Fortinet, Inc. *	48,385	7,003,729
fuboTV, Inc. *(b)	18,445	779,301
Gartner, Inc. *	31,698	4,815,243
Genpact Ltd.	63,778	2,441,422
Security	Number of Shares	Value ($)
Global Payments, Inc.	107,153	18,914,648
GoDaddy, Inc., Class A *	59,852	4,703,170
GreenSky, Inc., Class A *	26,782	132,035
Grid Dynamics Holdings, Inc. *	12,077	157,001
GTT Communications, Inc. *(b)	11,441	53,201
GTY Technology Holdings, Inc. *	16,630	125,058
Guidewire Software, Inc. *	29,908	3,431,644
HubSpot, Inc. *	15,461	5,754,584
I3 Verticals, Inc., Class A *	7,477	216,983
Information Services Group, Inc. *	16,112	56,875
Intelligent Systems Corp. *	2,218	89,807
InterDigital, Inc.	11,287	724,738
International Business Machines Corp.	318,927	37,987,395
International Money Express, Inc. *	8,993	128,420
Intrusion, Inc. *	4,921	101,865
Intuit, Inc.	93,996	33,954,175
j2 Global, Inc. *	15,048	1,544,527
Jack Henry & Associates, Inc.	27,498	3,981,435
Jamf Holding Corp. *	9,764	360,584
KBR, Inc.	50,774	1,474,985
Leidos Holdings, Inc.	47,541	5,042,198
Limelight Networks, Inc. *	46,809	213,215
LivePerson, Inc. *	22,081	1,399,052
LiveRamp Holdings, Inc. *	24,256	1,836,422
Manhattan Associates, Inc. *	22,840	2,586,173
ManTech International Corp., Class A	9,621	862,907
Marathon Patent Group, Inc. *(b)	16,263	337,295
Mastercard, Inc., Class A	314,715	99,541,207
MAXIMUS, Inc.	21,820	1,637,809
McAfee Corp., Class A	12,652	238,490
Medallia, Inc. *	29,191	1,211,426
Microsoft Corp.	2,706,723	627,851,467
MicroStrategy, Inc., Class A *	2,594	1,601,302
Mimecast Ltd. *	21,848	940,775
Mitek Systems, Inc. *	15,570	251,455
Model N, Inc. *	11,071	376,193
MoneyGram International, Inc. *	19,116	146,620
MongoDB, Inc. *	18,256	6,747,600
NetSol Technologies, Inc. *	5,701	23,488
New Relic, Inc. *	19,296	1,450,673
NIC, Inc.	24,953	671,735
NortonLifeLock, Inc.	212,796	4,483,612
Nuance Communications, Inc. *	100,950	4,597,263
Nutanix, Inc., Class A *	69,033	2,106,887
Okta, Inc. *	43,579	11,287,397
OneSpan, Inc. *	14,303	333,546
Oracle Corp.	678,094	40,977,220
PagerDuty, Inc. *	20,324	990,388
Palantir Technologies, Inc. *(b)	131,912	4,640,664
Palo Alto Networks, Inc. *	34,037	11,938,478
Park City Group, Inc. *	5,812	35,104
Paya Holdings, Inc. *(b)	19,431	251,826
Paychex, Inc.	114,043	9,958,235
Paycom Software, Inc. *	17,575	6,673,930
Paylocity Holding Corp. *	13,563	2,542,520
PayPal Holdings, Inc. *	419,423	98,275,003
Paysign, Inc. *	12,225	57,213
Pegasystems, Inc.	14,157	1,804,310
Perficient, Inc. *	11,917	650,787
Perspecta, Inc.	47,635	1,379,033
PFSweb, Inc. *	7,732	53,119
Ping Identity Holding Corp. *	12,813	383,237
Pluralsight, Inc., Class A *	35,684	742,227
PRGX Global, Inc. *	6,500	48,880
Progress Software Corp.	15,976	641,916
Proofpoint, Inc. *	20,697	2,671,569
PROS Holdings, Inc. *	13,733	578,709
PTC, Inc. *	37,661	5,005,523
Q2 Holdings, Inc. *	18,073	2,313,163

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
QAD, Inc., Class A	4,467	289,417
Qualtrics International, Inc. *	2,489	109,516
Qualys, Inc. *	12,189	1,687,811
Rackspace Technology, Inc. *	12,292	284,068
Rapid7, Inc. *	18,604	1,615,199
RealNetworks, Inc. *	13,613	30,221
RealPage, Inc. *	31,598	2,735,439
Repay Holdings Corp. *	25,018	554,149
RingCentral, Inc., Class A *	28,486	10,622,999
Riot Blockchain, Inc. *	22,977	471,488
Sabre Corp.	115,344	1,243,408
SailPoint Technologies Holding, Inc. *	33,348	1,844,478
salesforce.com, Inc. *	327,530	73,877,667
Science Applications International Corp.	20,909	2,007,891
SecureWorks Corp., Class A *	3,807	52,689
ServiceNow, Inc. *	69,837	37,932,665
ServiceSource International, Inc. *	26,733	41,971
SharpSpring, Inc. *	3,003	58,679
Shift4 Payments, Inc., Class A *	12,419	807,359
ShotSpotter, Inc. *	3,767	173,244
Slack Technologies, Inc., Class A *	175,734	7,410,703
Smartsheet, Inc., Class A *	41,081	2,864,989
Smith Micro Software, Inc. *	14,006	89,078
Snowflake, Inc., Class A *	11,640	3,171,318
SolarWinds Corp. *	25,934	435,951
Splunk, Inc. *	57,694	9,521,241
Sprout Social, Inc., Class A *	10,069	664,554
SPS Commerce, Inc. *	12,945	1,280,131
Square, Inc., Class A *	137,413	29,675,711
SS&C Technologies Holdings, Inc.	78,560	4,939,853
StarTek, Inc. *	5,834	50,989
Steel Connect, Inc. *	18,290	32,739
Sumo Logic, Inc. *	5,985	205,944
SVMK, Inc. *	44,061	1,110,778
Switch, Inc., Class A	30,439	524,160
Sykes Enterprises, Inc. *	14,201	548,017
Synchronoss Technologies, Inc. *	15,860	79,934
Synopsys, Inc. *	54,529	13,929,433
Telenav, Inc. *	9,800	46,648
Tenable Holdings, Inc. *	24,196	1,197,460
Teradata Corp. *	39,683	1,067,473
The Hackett Group, Inc.	8,738	119,012
The Trade Desk, Inc., Class A *	15,040	11,520,490
The Western Union Co.	146,998	3,273,645
TTEC Holdings, Inc.	6,433	486,206
Tucows, Inc., Class A *	3,300	263,670
Twilio, Inc., Class A *	50,270	18,068,546
Tyler Technologies, Inc. *	14,383	6,080,989
Unisys Corp. *	24,165	577,302
Upland Software, Inc. *	8,897	424,298
Varonis Systems, Inc. *	11,243	1,987,425
Verint Systems, Inc. *	22,920	1,692,184
VeriSign, Inc. *	35,778	6,943,436
Veritone, Inc. *	8,997	353,312
Verra Mobility Corp. *	49,957	639,450
Vertex, Inc., Class A *	9,192	301,957
VirnetX Holding Corp.	26,091	157,851
Virtusa Corp. *	10,220	521,731
Visa, Inc., Class A	607,100	117,322,075
VMware, Inc., Class A *	29,280	4,036,248
WEX, Inc. *	15,868	2,992,705
Workday, Inc., Class A *	64,610	14,700,713
Workiva, Inc. *	14,397	1,403,276
Xperi Holding Corp.	37,453	721,345
Yext, Inc. *	37,623	634,700
Zendesk, Inc. *	41,857	6,037,454
Zix Corp. *	25,184	205,250
Zoom Video Communications, Inc., Class A *	73,007	27,163,714
Security	Number of Shares	Value ($)
Zscaler, Inc. *	26,640	5,320,008
Zuora, Inc., Class A *	34,383	507,149
		1,996,772,332

Technology Hardware & Equipment 7.4%
3D Systems Corp. *	44,387	1,577,514
Acacia Communications, Inc. *	13,615	1,557,556
ADTRAN, Inc.	18,881	324,753
Airgain, Inc. *	3,401	77,611
Akoustis Technologies, Inc. *(b)	13,311	200,730
Amphenol Corp., Class A	107,256	13,394,129
Apple, Inc.	5,721,287	754,981,033
Applied Optoelectronics, Inc. *	6,000	66,060
Arista Networks, Inc. *	19,420	5,972,815
Arlo Technologies, Inc. *	31,084	261,416
Arrow Electronics, Inc. *	26,663	2,603,109
AstroNova, Inc.	1,900	20,425
Avid Technology, Inc. *	15,542	264,836
Avnet, Inc.	34,694	1,225,045
Badger Meter, Inc.	10,276	942,412
Bel Fuse, Inc., Class B	3,500	51,030
Belden, Inc.	15,659	739,731
Benchmark Electronics, Inc.	13,708	347,224
CalAmp Corp. *	14,173	141,872
Calix, Inc. *	19,769	597,024
Casa Systems, Inc. *	8,800	67,848
CDW Corp.	51,194	6,740,202
Ciena Corp. *	54,641	2,917,283
Cisco Systems, Inc.	1,511,552	67,384,988
Clearfield, Inc. *	5,445	170,537
Cognex Corp.	62,184	5,107,172
Coherent, Inc. *	8,677	1,742,689
CommScope Holding Co., Inc. *	72,294	1,061,999
Comtech Telecommunications Corp.	8,949	190,972
Corning, Inc.	274,820	9,857,793
Corsair Gaming, Inc. *	7,532	284,559
CTS Corp.	12,607	384,514
Daktronics, Inc.	14,170	68,016
Dell Technologies, Inc., Class C *	84,219	6,138,723
Diebold Nixdorf, Inc. *	28,307	386,674
Digi International, Inc. *	12,746	235,419
Digital Ally, Inc. *(b)	12,381	31,695
Dolby Laboratories, Inc., Class A	22,717	1,999,778
DZS, Inc. *	4,470	68,838
Eastman Kodak Co. *(b)	24,148	231,579
EchoStar Corp., Class A *	18,592	389,317
EMCORE Corp. *	11,147	55,847
ePlus, Inc. *	4,526	380,365
Extreme Networks, Inc. *	46,911	379,510
F5 Networks, Inc. *	22,161	4,342,448
Fabrinet *	12,888	1,017,379
FARO Technologies, Inc. *	6,619	467,103
FLIR Systems, Inc.	47,262	2,459,987
Genasys, Inc. *	16,638	123,787
Harmonic, Inc. *	38,407	298,038
Hewlett Packard Enterprise Co.	461,968	5,700,685
HP, Inc.	489,881	11,923,704
Identiv, Inc. *	8,288	66,967
II-VI, Inc. *	36,921	3,103,949
Immersion Corp. *	10,166	128,600
Infinera Corp. *	68,445	674,183
Inseego Corp. *(b)	22,287	409,189
Insight Enterprises, Inc. *	12,882	980,320
Intellicheck, Inc. *	7,899	91,470
Intevac, Inc. *	6,954	46,592
IPG Photonics Corp. *	12,679	2,832,869
Iteris, Inc. *	21,620	140,746
Itron, Inc. *	15,121	1,300,708

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jabil, Inc.	47,716	1,974,011
Juniper Networks, Inc.	118,945	2,904,637
Keysight Technologies, Inc. *	66,680	9,441,221
Kimball Electronics, Inc. *	9,413	180,447
Knowles Corp. *	33,259	641,566
KVH Industries, Inc. *	5,000	62,550
Littelfuse, Inc.	8,821	2,146,767
Lumentum Holdings, Inc. *	27,459	2,575,654
Luna Innovations, Inc. *	11,699	124,360
Methode Electronics, Inc.	13,419	506,567
MicroVision, Inc. *	52,342	371,890
Motorola Solutions, Inc.	60,877	10,199,941
MTS Systems Corp.	6,847	400,823
Napco Security Technologies, Inc. *	5,764	149,403
National Instruments Corp.	47,435	1,963,809
NCR Corp. *	47,019	1,568,554
NetApp, Inc.	80,049	5,318,456
NETGEAR, Inc. *	11,235	465,017
NetScout Systems, Inc. *	27,720	810,394
nLight, Inc. *	12,303	389,759
Novanta, Inc. *	12,752	1,592,980
OSI Systems, Inc. *	5,852	526,797
PAR Technology Corp. *	7,135	444,225
PC Connection, Inc.	4,382	215,112
PCTEL, Inc. *	9,339	68,735
Plantronics, Inc.	13,754	436,277
Plexus Corp. *	10,389	799,122
Powerfleet, Inc. *	16,125	114,488
Pure Storage, Inc., Class A *	85,060	1,967,438
Quantum Corp. *	18,711	133,409
Research Frontiers, Inc. *(b)	14,470	58,676
Resonant, Inc. *	24,990	141,693
Ribbon Communications, Inc. *	48,729	356,209
Richardson Electronics Ltd.	6,205	39,588
Rogers Corp. *	6,788	1,059,403
Sanmina Corp. *	22,887	711,786
ScanSource, Inc. *	9,015	218,073
Seagate Technology plc	79,965	5,287,286
Super Micro Computer, Inc. *	16,946	525,326
SYNNEX Corp.	14,547	1,187,326
TE Connectivity Ltd.	118,643	14,284,617
TESSCO Technologies, Inc.	1,269	9,822
Trimble, Inc. *	89,254	5,882,731
TTM Technologies, Inc. *	37,069	497,095
Ubiquiti, Inc.	2,598	800,158
Velodyne Lidar, Inc. *(b)	15,609	338,871
ViaSat, Inc. *	22,786	992,102
Viavi Solutions, Inc. *	80,514	1,243,941
Vishay Intertechnology, Inc.	47,028	1,013,453
Vishay Precision Group, Inc. *	4,093	130,935
Vontier Corp. *	60,032	1,946,838
Western Digital Corp.	108,505	6,122,937
Wrap Technologies, Inc. *(b)	10,465	58,185
Xerox Holdings Corp.	61,158	1,286,153
Zebra Technologies Corp., Class A *	19,179	7,438,192
		1,027,857,171

Telecommunication Services 1.4%
Alaska Communications Systems Group, Inc.	26,271	86,169
Anterix, Inc. *	3,968	143,959
AT&T, Inc.	2,551,027	73,035,903
ATN International, Inc.	3,752	162,011
Bandwidth, Inc., Class A *	7,896	1,406,593
Boingo Wireless, Inc. *	16,693	192,637
Cincinnati Bell, Inc. *	18,761	285,918
Cogent Communications Holdings, Inc.	14,646	834,090
Security	Number of Shares	Value ($)
Consolidated Communications Holdings, Inc. *	22,575	137,820
Globalstar, Inc. *	242,177	254,286
Gogo, Inc. *(b)	16,000	214,400
IDT Corp., Class B *	6,600	92,598
Iridium Communications, Inc. *	42,954	2,116,344
Liberty Global plc, Class A *	49,647	1,198,479
Liberty Global plc, Class C *	130,601	3,155,320
Liberty Latin America Ltd., Class A *	16,480	166,283
Liberty Latin America Ltd., Class C *	53,326	527,394
Lumen Technologies, Inc.	353,375	4,374,782
Ooma, Inc. *	9,017	121,459
ORBCOMM, Inc. *	28,696	214,933
Radius Global Infrastructure, Inc. *	21,530	279,890
Shenandoah Telecommunications Co.	17,897	695,656
Spok Holdings, Inc.	5,240	58,269
T-Mobile US, Inc. *	208,959	26,345,551
Telephone & Data Systems, Inc.	35,953	674,119
United States Cellular Corp. *	5,400	168,372
Verizon Communications, Inc.	1,479,243	80,988,554
Vonage Holdings Corp. *	83,866	1,046,648
		198,978,437

Transportation 1.9%
Air Transport Services Group, Inc. *	21,611	549,135
Alaska Air Group, Inc.	44,692	2,182,310
Allegiant Travel Co.	4,527	821,605
AMERCO	3,170	1,465,935
American Airlines Group, Inc.	218,664	3,754,461
ArcBest Corp.	9,560	443,106
Atlas Air Worldwide Holdings, Inc. *	8,875	459,902
Avis Budget Group, Inc. *	18,622	769,833
C.H. Robinson Worldwide, Inc.	48,643	4,161,895
Covenant Logistics Group, Inc. *	3,000	45,270
CSX Corp.	274,066	23,502,530
Daseke, Inc. *	20,197	106,236
Delta Air Lines, Inc.	228,232	8,663,687
Eagle Bulk Shipping, Inc. *	3,028	59,258
Echo Global Logistics, Inc. *	10,195	268,434
Expeditors International of Washington, Inc.	60,430	5,409,694
FedEx Corp.	86,537	20,365,618
Forward Air Corp.	9,608	688,797
Genco Shipping & Trading Ltd.	15,460	122,289
Hawaiian Holdings, Inc.	16,808	328,933
Heartland Express, Inc.	18,164	340,938
Hub Group, Inc., Class A *	11,693	615,403
JB Hunt Transport Services, Inc.	29,727	4,003,038
JetBlue Airways Corp. *	112,098	1,607,485
Kansas City Southern	33,467	6,782,757
Kirby Corp. *	21,385	1,085,503
Knight-Swift Transportation Holdings, Inc.	45,798	1,831,920
Landstar System, Inc.	13,558	1,889,985
Lyft, Inc., Class A *	88,183	3,920,616
Macquarie Infrastructure Corp.	25,653	712,897
Marten Transport Ltd.	22,339	354,073
Matson, Inc.	15,474	925,345
Mesa Air Group, Inc. *	13,374	87,332
Norfolk Southern Corp.	91,073	21,549,693
Old Dominion Freight Line, Inc.	34,353	6,664,482
P.A.M. Transportation Services, Inc. *	907	46,847
Radiant Logistics, Inc. *	23,089	133,916
Ryder System, Inc.	19,342	1,210,616
Saia, Inc. *	9,341	1,651,022
Schneider National, Inc., Class B	12,428	260,988
SEACOR Holdings, Inc. *	7,085	295,728
SkyWest, Inc.	18,448	719,287

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Southwest Airlines Co.	212,485	9,336,591
Spirit Airlines, Inc. *	34,191	886,915
Uber Technologies, Inc. *	499,287	25,428,687
Union Pacific Corp.	241,208	47,631,344
United Airlines Holdings, Inc. *	104,674	4,185,913
United Parcel Service, Inc., Class B	256,011	39,681,705
Universal Logistics Holdings, Inc.	3,300	69,960
US Xpress Enterprises, Inc., Class A *	8,327	56,207
Werner Enterprises, Inc.	20,186	792,099
XPO Logistics, Inc. *	32,782	3,619,461
YRC Worldwide, Inc. *	25,364	131,893
		262,679,574

Utilities 2.6%
ALLETE, Inc.	18,239	1,146,139
Alliant Energy Corp.	90,036	4,380,251
Ameren Corp.	88,790	6,456,809
American Electric Power Co., Inc.	177,763	14,382,804
American States Water Co.	13,159	1,016,664
American Water Works Co., Inc.	64,786	10,302,270
Artesian Resources Corp., Class A	3,837	156,857
Atmos Energy Corp.	44,428	3,954,092
Avangrid, Inc.	19,861	918,968
Avista Corp.	24,293	910,502
Black Hills Corp.	22,377	1,322,928
Cadiz, Inc. *(b)	12,851	143,417
California Water Service Group	17,255	942,813
CenterPoint Energy, Inc.	193,743	4,086,040
Chesapeake Utilities Corp.	6,235	632,416
Clearway Energy, Inc., Class A	11,000	317,130
Clearway Energy, Inc., Class C	28,572	885,161
CMS Energy Corp.	101,849	5,793,171
Consolidated Edison, Inc.	122,948	8,702,259
Dominion Energy, Inc.	291,159	21,222,580
DTE Energy Co.	69,243	8,220,529
Duke Energy Corp.	262,875	24,710,250
Edison International	136,080	7,914,413
Entergy Corp.	72,258	6,888,355
Essential Utilities, Inc.	78,863	3,651,357
Evergy, Inc.	81,711	4,390,332
Eversource Energy	122,975	10,760,313
Exelon Corp.	348,886	14,499,702
FirstEnergy Corp.	193,681	5,957,628
Genie Energy Ltd., Class B	5,585	41,217
Global Water Resources, Inc.	4,694	75,433
Hawaiian Electric Industries, Inc.	38,969	1,288,315
IDACORP, Inc.	17,823	1,573,771
MDU Resources Group, Inc.	72,409	1,903,633
MGE Energy, Inc.	13,140	836,755
Middlesex Water Co.	6,534	520,106
National Fuel Gas Co.	33,127	1,333,693
New Jersey Resources Corp.	35,463	1,241,560
NextEra Energy, Inc.	700,530	56,651,861
NiSource, Inc.	138,336	3,064,142
Northwest Natural Holding Co.	11,700	546,507
NorthWestern Corp.	17,760	967,387
NRG Energy, Inc.	87,876	3,638,945
OGE Energy Corp.	72,379	2,209,007
ONE Gas, Inc.	18,590	1,359,487
Ormat Technologies, Inc.	16,267	1,857,041
Otter Tail Corp.	15,277	606,344
PG&E Corp. *	532,407	6,085,412
Pinnacle West Capital Corp.	41,004	3,085,551
PNM Resources, Inc.	29,216	1,417,560
Portland General Electric Co.	31,713	1,341,143
PPL Corp.	275,328	7,618,326
Public Service Enterprise Group, Inc.	180,273	10,172,805
Pure Cycle Corp. *	8,000	85,360
Security	Number of Shares	Value ($)
RGC Resources, Inc.	2,000	45,020
Sempra Energy	103,258	12,779,210
SJW Group.	9,706	642,246
South Jersey Industries, Inc.	35,503	820,119
Southwest Gas Holdings, Inc.	20,941	1,255,622
Spark Energy, Inc., Class A	5,059	55,497
Spire, Inc.	19,548	1,196,142
Sunnova Energy International, Inc. *	20,309	890,550
The AES Corp.	237,346	5,788,869
The Southern Co.	376,925	22,208,421
The York Water Co.	4,611	200,302
UGI Corp.	75,180	2,705,728
Unitil Corp.	6,105	248,901
Vistra Corp.	176,289	3,520,491
WEC Energy Group, Inc.	112,500	10,001,250
Xcel Energy, Inc.	188,550	12,065,315
		358,611,194
Total Common Stock
(Cost $6,913,025,350)		13,738,063,473

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(a)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Adicet Bio, Inc. *(a)	780	—
Aduro Biotech, Inc. CVR *(a)	5,747	17,241
Elanco Animal Health, Inc. CVR *(a)	16,000	97
F-star Therapeutics, Inc. *(a)	975	395
F-star Therapeutics, Inc. CVR *(a)	975	395
Proteostasis Therapeutics, Inc. CVR *(a)	7,700	831
		18,959
Total Rights
(Cost $1,235)		20,525

Warrants 0.0% of net assets

Energy 0.0%
Pulse Biosciences, Inc. expires 05/14/25 *(a)	116	3,701
Total Warrants
(Cost $—)		3,701

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	33,511,855	33,511,855
Total Other Investment Company
(Cost $33,511,855)		33,511,855

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 02/01/21 (e)	54,561,450	54,561,450
Total Short-Term Investment
(Cost $54,561,450)		54,561,450

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/19/21	115	11,892,150	(386,036)
S&P 500 Index, e-mini, expires 03/19/21	362	67,064,120	(1,754,261)
Net Unrealized Depreciation			(2,140,297)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $32,701,641.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Dividends Received
The Charles Schwab Corp.	$21,138,598	$915,394	$—	$—	$5,349,981	$27,403,973	531,703	$92,555

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,560,628,019	$—	$—	$9,560,628,019
Automobiles & Components	299,671,113	—	60,192	299,731,305
Materials	373,559,592	—	10,229	373,569,821
Pharmaceuticals, Biotechnology & Life Sciences	1,073,931,942	—	111,348	1,074,043,290
Real Estate	433,318,706	—	—*	433,318,706
Software & Services	1,996,750,104	—	22,228	1,996,772,332
Rights[1]
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	18,959*	18,959
Warrants[1]
Energy	—	—	3,701	3,701
Other Investment Company[1]	33,511,855	—	—	33,511,855
Short-Term Investment[1]	—	54,561,450	—	54,561,450
Liabilities
Futures Contracts[2]	(2,140,297)	—	—	(2,140,297)
Total	$13,769,231,034	$54,561,450	$228,223	$13,824,020,707
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 3.3%
BorgWarner, Inc.	964	40,478
Tesla, Inc. *	24,511	19,450,214
		19,490,692

Banks 0.0%
Rocket Cos., Inc., Class A *(a)	1,394	29,776

Capital Goods 2.1%
3M Co.	12,023	2,111,960
Allegion plc	1,934	206,957
Allison Transmission Holdings, Inc.	2,378	96,785
Armstrong World Industries, Inc.	584	45,675
Array Technologies, Inc. *	139	5,666
Axon Enterprise, Inc. *	2,027	332,752
BWX Technologies, Inc.	1,990	107,301
Carrier Global Corp.	10,090	388,465
Donaldson Co., Inc.	423	25,143
Fastenal Co.	15,032	685,309
Generac Holdings, Inc. *	1,807	445,281
Graco, Inc.	2,656	183,105
HEICO Corp.	1,159	136,461
HEICO Corp., Class A	2,027	215,490
Huntington Ingalls Industries, Inc.	115	18,093
Illinois Tool Works, Inc.	4,521	878,023
Lincoln Electric Holdings, Inc.	776	88,852
Lockheed Martin Corp.	8,021	2,581,318
Mercury Systems, Inc. *	1,453	103,250
Nordson Corp.	1,519	271,886
Northrop Grumman Corp.	4,652	1,333,310
Quanta Services, Inc.	903	63,634
Rockwell Automation, Inc.	1,822	452,822
Roper Technologies, Inc.	462	181,525
The AZEK Co., Inc. *	470	18,748
The Toro Co.	3,117	293,777
TransDigm Group, Inc. *	375	207,480
Trex Co., Inc. *	3,738	343,036
Vertiv Holdings Co.	7,145	143,757
Virgin Galactic Holdings, Inc. *(a)	1,871	82,867
W.W. Grainger, Inc.	1,054	384,067
		12,432,795

Commercial & Professional Services 1.0%
Cintas Corp.	2,532	805,480
Copart, Inc. *	6,642	728,959
CoreLogic, Inc.	127	9,562
CoStar Group, Inc. *	1,262	1,135,434
Dun & Bradstreet Holdings, Inc. *	1,350	31,927
Equifax, Inc.	2,905	514,504
IAA, Inc. *	1,040	59,426
IHS Markit Ltd.	7,013	610,692
Security	Number of Shares	Value ($)
MSA Safety, Inc.	263	41,060
Rollins, Inc.	6,282	226,278
TransUnion	5,603	487,685
Verisk Analytics, Inc.	5,133	941,905
Waste Management, Inc.	1,755	195,367
		5,788,279

Consumer Durables & Apparel 1.2%
Lululemon Athletica, Inc. *	3,678	1,208,885
Mattel, Inc. *	6,663	120,734
NIKE, Inc., Class B	39,738	5,308,600
NVR, Inc. *	11	48,911
Peloton Interactive, Inc., Class A *	2,002	292,552
Polaris, Inc.	187	21,817
Tempur Sealy International, Inc. *	4,563	120,463
VF Corp.	593	45,584
		7,167,546

Consumer Services 1.0%
Bright Horizons Family Solutions, Inc. *	1,346	204,552
Chegg, Inc. *	3,910	372,466
Chipotle Mexican Grill, Inc. *	901	1,333,480
Domino’s Pizza, Inc.	1,261	467,528
frontdoor, Inc. *	470	25,869
H&R Block, Inc.	4,446	76,604
Las Vegas Sands Corp.	4,574	219,964
McDonald’s Corp.	3,452	717,464
Planet Fitness, Inc., Class A *	1,518	109,296
Starbucks Corp.	21,862	2,116,460
The Wendy’s Co.	5,849	119,320
Vail Resorts, Inc.	107	28,458
Wynn Resorts Ltd.	769	76,538
Yum China Holdings, Inc.	880	49,905
Yum! Brands, Inc.	737	74,798
		5,992,702

Diversified Financials 1.1%
Apollo Global Management, Inc.	2,752	126,427
Ares Management Corp., Class A	3,188	143,970
Cboe Global Markets, Inc.	767	70,357
Credit Acceptance Corp. *	18	6,944
FactSet Research Systems, Inc.	1,202	363,413
Intercontinental Exchange, Inc.	6,322	697,633
LendingTree, Inc. *	333	108,398
LPL Financial Holdings, Inc.	205	22,210
MarketAxess Holdings, Inc.	1,194	645,667
Moody’s Corp.	5,261	1,400,794
Morningstar, Inc.	591	135,865
MSCI, Inc.	2,635	1,041,615
S&P Global, Inc.	4,604	1,459,468
SLM Corp.	2,768	38,420
T. Rowe Price Group, Inc.	1,863	291,522
The Carlyle Group, Inc.	374	12,069

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tradeweb Markets, Inc., Class A	2,315	140,729
Virtu Financial, Inc., Class A	1,865	51,791
		6,757,292

Energy 0.1%
Cheniere Energy, Inc. *	7,482	473,835
Equitrans Midstream Corp.	1,273	8,466
		482,301

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A	583	10,127
Costco Wholesale Corp.	12,629	4,450,839
Grocery Outlet Holding Corp. *	1,276	54,472
Sprouts Farmers Market, Inc. *	3,203	72,548
Sysco Corp.	11,177	799,267
		5,387,253

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	26,277	1,079,459
Beyond Meat, Inc. *	1,347	239,874
Brown-Forman Corp., Class A	1,240	81,989
Brown-Forman Corp., Class B	4,974	356,487
Campbell Soup Co.	3,137	150,921
Kellogg Co.	2,750	162,085
Lamb Weston Holdings, Inc.	1,094	81,722
McCormick & Co., Inc. - Non Voting Shares	4,474	400,602
Monster Beverage Corp. *	11,950	1,037,618
PepsiCo, Inc.	33,025	4,510,224
Pilgrim’s Pride Corp. *	568	11,008
The Boston Beer Co., Inc., Class A *	289	264,981
The Coca-Cola Co.	73,565	3,542,155
The Hershey Co.	3,685	535,946
		12,455,071

Health Care Equipment & Services 5.9%
Abbott Laboratories	21,518	2,659,410
ABIOMED, Inc. *	1,432	498,694
Align Technology, Inc. *	2,527	1,327,635
Amedisys, Inc. *	1,037	297,941
American Well Corp., Class A *	1,279	45,289
AmerisourceBergen Corp.	2,262	235,700
Anthem, Inc.	2,077	616,827
Baxter International, Inc.	6,900	530,127
Cardinal Health, Inc.	9,463	508,447
Centene Corp. *	5,487	330,866
Cerner Corp.	9,846	788,763
Change Healthcare, Inc. *	5,795	138,269
Chemed Corp.	501	259,468
Cigna Corp.	3,105	673,940
DaVita, Inc. *	410	48,122
DexCom, Inc. *	2,978	1,116,303
Edwards Lifesciences Corp. *	19,983	1,650,196
Encompass Health Corp.	1,451	116,660
Guardant Health, Inc. *	2,648	411,764
Haemonetics Corp. *	1,496	170,978
HCA Healthcare, Inc.	4,499	730,998
Hill-Rom Holdings, Inc.	253	24,298
Hologic, Inc. *	5,799	462,354
Humana, Inc.	1,634	626,002
ICU Medical, Inc. *	174	35,580
IDEXX Laboratories, Inc. *	2,723	1,303,446
Insulet Corp. *	2,126	568,025
Intuitive Surgical, Inc. *	3,752	2,805,145
Laboratory Corp. of America Holdings *	171	39,144
Masimo Corp. *	1,577	403,586
Security	Number of Shares	Value ($)
McKesson Corp.	3,896	679,735
Molina Healthcare, Inc. *	1,281	273,634
Novocure Ltd. *	3,253	523,603
Oak Street Health, Inc. *	374	19,399
Penumbra, Inc. *	1,068	278,844
Quidel Corp. *	1,199	300,913
ResMed, Inc.	4,640	935,285
STERIS plc	146	27,318
Stryker Corp.	3,661	809,118
Tandem Diabetes Care, Inc. *	1,747	161,860
Teladoc Health, Inc. *	3,253	858,239
Teleflex, Inc.	946	357,238
The Cooper Cos., Inc.	189	68,804
UnitedHealth Group, Inc.	25,461	8,493,280
Varian Medical Systems, Inc. *	369	64,785
Veeva Systems, Inc., Class A *	4,376	1,209,701
West Pharmaceutical Services, Inc.	2,374	710,989
		35,196,722

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	8,036	678,479
Energizer Holdings, Inc.	1,579	69,223
Herbalife Nutrition Ltd. *	384	19,569
Reynolds Consumer Products, Inc.	438	13,140
The Clorox Co.	2,898	607,015
The Estee Lauder Cos., Inc., Class A	6,417	1,518,583
The Procter & Gamble Co.	35,312	4,527,352
		7,433,361

Insurance 0.6%
Alleghany Corp.	40	22,674
Aon plc, Class A	7,343	1,491,363
Axis Capital Holdings Ltd.	251	11,521
Brown & Brown, Inc.	422	18,184
Erie Indemnity Co., Class A	467	113,528
GoHealth, Inc., Class A *	115	1,531
Lincoln National Corp.	774	35,209
Marsh & McLennan Cos., Inc.	12,739	1,400,143
Primerica, Inc.	796	110,891
RenaissanceRe Holdings Ltd.	545	81,990
The Progressive Corp.	5,451	475,273
		3,762,307

Materials 0.8%
Air Products & Chemicals, Inc.	913	243,552
Amcor plc	7,575	82,870
Avery Dennison Corp.	1,110	167,466
Ball Corp.	9,669	851,065
Berry Global Group, Inc. *	1,472	72,673
Crown Holdings, Inc. *	432	38,945
Ecolab, Inc.	1,604	328,034
FMC Corp.	816	88,364
Graphic Packaging Holding Co.	1,876	29,378
NewMarket Corp.	186	72,947
Royal Gold, Inc.	1,516	162,030
RPM International, Inc.	3,461	285,429
The Scotts Miracle-Gro Co.	1,229	272,113
The Sherwin-Williams Co.	2,670	1,847,106
W.R. Grace & Co.	639	37,075
		4,579,047

Media & Entertainment 11.0%
Activision Blizzard, Inc.	9,773	889,343
Alphabet, Inc., Class A *	7,550	13,796,568
Alphabet, Inc., Class C *	7,314	13,426,602

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Altice USA, Inc., Class A *	9,478	337,132
Cable One, Inc.	173	346,000
Charter Communications, Inc., Class A *	4,238	2,574,839
Electronic Arts, Inc.	1,285	184,012
Facebook, Inc., Class A *	77,836	20,107,374
IAC/InterActiveCorp *	2,427	509,549
Liberty Media Corp. - Liberty SiriusXM, Class A *	330	13,339
Liberty Media Corp. - Liberty SiriusXM, Class C *	617	25,025
Live Nation Entertainment, Inc. *	4,595	305,338
Match Group, Inc. *	7,247	1,013,565
Netflix, Inc. *	13,786	7,339,528
Nexstar Media Group, Inc., Class A	909	103,326
Pinterest, Inc., Class A *	10,790	739,223
Roku, Inc. *	3,525	1,371,331
Sirius XM Holdings, Inc.	22,314	139,686
Spotify Technology S.A. *	4,237	1,334,655
Take-Two Interactive Software, Inc. *	3,413	684,136
World Wrestling Entertainment, Inc., Class A	1,505	84,777
Zillow Group, Inc., Class A *	207	28,715
Zillow Group, Inc., Class C *	513	66,926
Zynga, Inc., Class A *	23,599	233,866
		65,654,855

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
10X Genomics, Inc., Class A *	1,860	318,339
AbbVie, Inc.	53,681	5,501,229
ACADIA Pharmaceuticals, Inc. *	3,556	170,866
Acceleron Pharma, Inc. *	1,554	179,534
Adaptive Biotechnologies Corp. *	2,455	136,179
Agilent Technologies, Inc.	870	104,548
Agios Pharmaceuticals, Inc. *	187	8,783
Alexion Pharmaceuticals, Inc. *	1,062	162,836
Alnylam Pharmaceuticals, Inc. *	3,740	562,795
Amgen, Inc.	18,884	4,559,164
Avantor, Inc. *	16,024	472,548
Berkeley Lights, Inc. *	229	16,488
Bio-Techne Corp.	1,152	374,296
Biogen, Inc. *	1,505	425,328
BioMarin Pharmaceutical, Inc. *	5,303	438,982
Bluebird Bio, Inc. *	977	43,525
Bristol-Myers Squibb Co.	26,640	1,636,495
Bruker Corp.	1,406	81,393
Charles River Laboratories International, Inc. *	1,397	361,893
Eli Lilly & Co.	27,306	5,678,829
Exact Sciences Corp. *	4,186	574,152
Exelixis, Inc. *	3,663	81,355
Global Blood Therapeutics, Inc. *	1,922	96,331
Horizon Therapeutics plc *	5,842	423,428
Illumina, Inc. *	4,755	2,027,722
Incyte Corp. *	5,880	527,730
Ionis Pharmaceuticals, Inc. *	2,094	125,787
Iovance Biotherapeutics, Inc. *	4,473	196,096
IQVIA Holdings, Inc. *	2,326	413,563
Johnson & Johnson	11,454	1,868,491
Merck & Co., Inc.	71,579	5,516,594
Mettler-Toledo International, Inc. *	718	838,696
Moderna, Inc. *	9,240	1,599,998
Neurocrine Biosciences, Inc. *	2,978	326,836
PerkinElmer, Inc.	704	103,537
PPD, Inc. *	4,350	139,896
PRA Health Sciences, Inc. *	1,741	214,561
Reata Pharmaceuticals, Inc., Class A *	705	73,031
Regeneron Pharmaceuticals, Inc. *	3,134	1,579,035
Repligen Corp. *	1,686	337,200
Royalty Pharma plc, Class A	1,487	69,904
Sage Therapeutics, Inc. *	126	10,162
Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	2,426	216,884
Seagen, Inc. *	4,101	673,671
Syneos Health, Inc. *	276	20,521
Thermo Fisher Scientific, Inc.	7,516	3,830,905
Vertex Pharmaceuticals, Inc. *	8,412	1,927,021
Waters Corp. *	147	38,906
Zoetis, Inc.	13,943	2,150,708
		47,236,771

Real Estate 1.6%
American Tower Corp.	14,299	3,251,021
Americold Realty Trust	681	23,774
Brookfield Property REIT, Inc., Class A	1,086	18,842
CoreSite Realty Corp.	880	118,307
Crown Castle International Corp.	12,563	2,000,783
Equinix, Inc.	2,878	2,129,605
Equity LifeStyle Properties, Inc.	2,311	140,601
Extra Space Storage, Inc.	2,878	327,488
Iron Mountain, Inc.	5,429	182,794
Public Storage	3,188	725,653
SBA Communications Corp.	483	129,768
Simon Property Group, Inc.	8,240	765,743
		9,814,379

Retailing 11.4%
Amazon.com, Inc. *	13,744	44,066,013
AutoZone, Inc. *	447	499,911
Best Buy Co., Inc.	1,345	146,363
Booking Holdings, Inc. *	1,324	2,574,293
Burlington Stores, Inc. *	1,879	467,683
CarMax, Inc. *	390	45,934
Carvana Co. *	1,807	471,970
Dollar General Corp.	8,154	1,586,850
Dollar Tree, Inc. *	3,624	368,416
eBay, Inc.	19,431	1,098,046
Etsy, Inc. *	3,818	760,125
Expedia Group, Inc.	502	62,298
Five Below, Inc. *	1,768	310,691
Floor & Decor Holdings, Inc., Class A *	3,034	279,340
GrubHub, Inc. *	278	20,925
Leslie’s, Inc. *	520	14,872
Lowe’s Cos., Inc.	24,501	4,087,992
O'Reilly Automotive, Inc. *	2,313	984,112
Ollie’s Bargain Outlet Holdings, Inc. *	1,571	148,821
Pool Corp.	1,255	444,496
Ross Stores, Inc.	9,151	1,018,415
The Home Depot, Inc.	17,412	4,715,518
The TJX Cos., Inc.	31,459	2,014,634
Tractor Supply Co.	3,747	531,100
Ulta Beauty, Inc. *	1,621	453,491
Vroom, Inc. *	659	24,271
Wayfair, Inc., Class A *	2,093	569,966
Williams-Sonoma, Inc.	414	53,373
		67,819,919

Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc. *	36,097	3,091,347
Allegro MicroSystems, Inc. *	366	10,219
Analog Devices, Inc.	1,441	212,303
Applied Materials, Inc.	29,699	2,871,299
Broadcom, Inc.	12,138	5,468,169
Enphase Energy, Inc. *	3,419	623,455
Entegris, Inc.	4,068	400,250
Inphi Corp. *	1,541	259,828
KLA Corp.	5,026	1,407,632
Lam Research Corp.	4,699	2,274,081

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	2,842	249,272
Microchip Technology, Inc.	6,066	825,643
MKS Instruments, Inc.	1,331	210,391
Monolithic Power Systems, Inc.	1,406	499,538
NVIDIA Corp.	19,138	9,943,913
QUALCOMM, Inc.	36,485	5,701,876
SolarEdge Technologies, Inc. *	1,581	455,850
Teradyne, Inc.	5,354	607,572
Texas Instruments, Inc.	14,822	2,455,857
Universal Display Corp.	1,390	320,840
Xilinx, Inc.	7,907	1,032,417
		38,921,752

Software & Services 26.0%
2U, Inc. *	737	30,143
Accenture plc, Class A	20,664	4,999,035
Adobe, Inc. *	15,596	7,154,977
Akamai Technologies, Inc. *	4,264	473,432
Alteryx, Inc., Class A *	1,730	218,067
Anaplan, Inc. *	4,307	287,277
ANSYS, Inc. *	2,773	982,668
Aspen Technology, Inc. *	2,034	272,353
Atlassian Corp. plc, Class A *	4,250	982,303
Autodesk, Inc. *	4,733	1,313,076
Automatic Data Processing, Inc.	11,981	1,978,303
Avalara, Inc. *	2,676	401,400
BigCommerce Holdings, Inc. *	331	26,460
Bill.com Holdings, Inc. *	2,371	288,977
Black Knight, Inc. *	4,880	398,647
Booz Allen Hamilton Holding Corp.	4,373	372,448
Broadridge Financial Solutions, Inc.	3,694	521,999
CACI International, Inc., Class A *	131	31,600
Cadence Design Systems, Inc. *	8,924	1,163,600
CDK Global, Inc.	491	24,501
Ceridian HCM Holding, Inc. *	2,610	242,495
Citrix Systems, Inc.	1,093	145,708
Cloudflare, Inc., Class A *	3,533	270,840
Cognizant Technology Solutions Corp., Class A	1,242	96,814
Coupa Software, Inc. *	2,225	689,461
Crowdstrike Holdings, Inc., Class A *	3,563	768,895
Datadog, Inc., Class A *	4,933	506,866
Datto Holding Corp. *	354	8,446
DocuSign, Inc. *	5,770	1,343,775
Dropbox, Inc., Class A *	7,896	178,686
Duck Creek Technologies, Inc. *	687	33,210
Dynatrace, Inc. *	5,902	244,992
Elastic N.V. *	2,137	324,739
EPAM Systems, Inc. *	1,721	592,764
Everbridge, Inc. *	1,122	149,147
Fair Isaac Corp. *	906	407,800
Fastly, Inc., Class A *	2,554	279,280
FireEye, Inc. *	1,576	33,096
Fiserv, Inc. *	5,479	562,639
Five9, Inc. *	1,996	331,835
FleetCor Technologies, Inc. *	2,670	648,143
Fortinet, Inc. *	4,307	623,438
Gartner, Inc. *	2,801	425,500
Genpact Ltd.	2,366	90,570
Globant S.A. *	1,241	238,272
GoDaddy, Inc., Class A *	5,446	427,947
Guidewire Software, Inc. *	514	58,976
HubSpot, Inc. *	1,337	497,631
Intuit, Inc.	8,169	2,950,888
Jack Henry & Associates, Inc.	1,934	280,024
Jamf Holding Corp. *	466	17,209
JFrog Ltd. *	342	21,365
Leidos Holdings, Inc.	413	43,803
Manhattan Associates, Inc. *	1,832	207,437
Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	28,601	9,046,210
McAfee Corp., Class A	548	10,330
Medallia, Inc. *	2,839	117,819
Microsoft Corp.	242,731	56,303,883
MongoDB, Inc. *	1,651	610,226
nCino, Inc. *	396	28,393
New Relic, Inc. *	1,684	126,603
NortonLifeLock, Inc.	17,740	373,782
Nutanix, Inc., Class A *	6,230	190,140
Okta, Inc. *	3,721	963,776
Oracle Corp.	53,760	3,248,717
PagerDuty, Inc. *	2,270	110,617
Palo Alto Networks, Inc. *	3,014	1,057,161
Paychex, Inc.	8,210	716,897
Paycom Software, Inc. *	1,595	605,685
Paylocity Holding Corp. *	1,235	231,513
PayPal Holdings, Inc. *	38,071	8,920,416
Pegasystems, Inc.	1,147	146,185
Pluralsight, Inc., Class A *	2,879	59,883
Proofpoint, Inc. *	1,833	236,604
PTC, Inc. *	3,366	447,375
RealPage, Inc. *	2,487	215,300
RingCentral, Inc., Class A *	2,547	949,827
salesforce.com, Inc. *	26,349	5,943,280
Science Applications International Corp.	240	23,047
ServiceNow, Inc. *	6,302	3,422,994
Slack Technologies, Inc., Class A *	12,336	520,209
Smartsheet, Inc., Class A *	3,602	251,203
Splunk, Inc. *	5,147	849,409
Square, Inc., Class A *	11,970	2,585,041
SS&C Technologies Holdings, Inc.	1,504	94,572
StoneCo Ltd., Class A *	6,525	469,148
Switch, Inc., Class A	2,539	43,722
Synopsys, Inc. *	4,543	1,160,509
Teradata Corp. *	2,697	72,549
The Trade Desk, Inc., Class A *	1,337	1,024,129
The Western Union Co.	2,555	56,900
Twilio, Inc., Class A *	3,770	1,355,051
Tyler Technologies, Inc. *	1,286	543,708
Unity Software, Inc. *	782	117,159
VeriSign, Inc. *	1,936	375,720
Visa, Inc., Class A	54,738	10,578,119
VMware, Inc., Class A *	2,613	360,202
WEX, Inc. *	122	23,009
Workday, Inc., Class A *	5,702	1,297,376
Zendesk, Inc. *	3,728	537,727
Zoom Video Communications, Inc., Class A *	5,535	2,059,407
Zscaler, Inc. *	2,337	466,699
		154,612,188

Technology Hardware & Equipment 12.3%
Amphenol Corp., Class A	5,610	700,577
Apple, Inc.	523,118	69,030,651
Arista Networks, Inc. *	1,561	480,101
CDW Corp.	4,582	603,266
Cognex Corp.	5,422	445,309
Coherent, Inc. *	649	130,345
CommScope Holding Co., Inc. *	321	4,716
Dell Technologies, Inc., Class C *	506	36,882
Dolby Laboratories, Inc., Class A	228	20,071
IPG Photonics Corp. *	73	16,310
Jabil, Inc.	870	35,992
Keysight Technologies, Inc. *	2,035	288,136
Lumentum Holdings, Inc. *	258	24,200
Motorola Solutions, Inc.	562	94,163
NetApp, Inc.	3,907	259,581
Pure Storage, Inc., Class A *	4,477	103,553

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ubiquiti, Inc.	224	68,990
Zebra Technologies Corp., Class A *	1,554	602,688
		72,945,531

Transportation 1.3%
C.H. Robinson Worldwide, Inc.	669	57,240
Expeditors International of Washington, Inc.	3,353	300,160
JB Hunt Transport Services, Inc.	741	99,783
Landstar System, Inc.	1,002	139,679
Old Dominion Freight Line, Inc.	2,715	526,710
Uber Technologies, Inc. *	34,352	1,749,547
Union Pacific Corp.	11,225	2,216,601
United Parcel Service, Inc., Class B	15,325	2,375,375
XPO Logistics, Inc. *	144	15,899
		7,480,994

Utilities 0.0%
NRG Energy, Inc.	2,725	112,842
Total Common Stock
(Cost $398,601,755)		591,554,375

Other Investment Companies 0.8% of net assets

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	5,000	1,196,200

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,580,968	3,580,968

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	92,150	92,150
Total Other Investment Companies
(Cost $4,846,415)		4,869,318

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	1	185,260	(4,392)
Russell 1000 Growth Index, e-mini, expires 03/19/21	19	2,286,555	(41,993)
Net Unrealized Depreciation			(46,385)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $90,286.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$591,554,375	$—	$—	$591,554,375
Other Investment Companies[1]	4,869,318	—	—	4,869,318
Liabilities
Futures Contracts[2]	(46,385)	—	—	(46,385)
Total	$596,377,308	$—	$—	$596,377,308
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.0%
Aptiv plc	6,254	835,534
BorgWarner, Inc.	4,966	208,522
Ford Motor Co. *	91,050	958,757
General Motors Co.	29,196	1,479,653
Gentex Corp.	5,699	188,352
Harley-Davidson, Inc.	3,591	143,963
Lear Corp.	1,396	210,461
Thor Industries, Inc.	1,250	151,263
		4,176,505

Banks 7.8%
Associated Banc-Corp.	3,519	63,131
Bank of America Corp.	180,862	5,362,558
Bank of Hawaii Corp.	909	71,075
Bank OZK	2,843	105,646
BOK Financial Corp.	730	53,918
Citigroup, Inc.	48,686	2,823,301
Citizens Financial Group, Inc.	9,945	362,396
Comerica, Inc.	3,240	185,328
Commerce Bancshares, Inc.	2,465	164,785
Cullen/Frost Bankers, Inc.	1,303	120,189
East West Bancorp, Inc.	3,283	196,783
F.N.B. Corp.	7,468	73,634
Fifth Third Bancorp	16,596	480,122
First Citizens BancShares, Inc., Class A	148	88,207
First Hawaiian, Inc.	2,993	69,587
First Horizon Corp.	12,707	176,500
First Republic Bank	4,030	584,310
Huntington Bancshares, Inc.	23,653	312,811
JPMorgan Chase & Co.	70,829	9,113,567
KeyCorp	22,735	383,312
M&T Bank Corp.	2,994	396,615
MGIC Investment Corp.	7,889	92,459
New York Community Bancorp, Inc.	10,518	110,018
PacWest Bancorp	2,693	81,302
People’s United Financial, Inc.	9,821	134,155
Pinnacle Financial Partners, Inc.	1,727	118,351
Popular, Inc.	1,929	109,471
Prosperity Bancshares, Inc.	2,099	141,557
Regions Financial Corp.	22,465	382,130
Rocket Cos., Inc., Class A *(a)	1,463	31,250
Signature Bank	1,214	200,541
Sterling Bancorp	4,551	84,011
SVB Financial Group *	1,200	525,336
Synovus Financial Corp.	3,400	126,480
TCF Financial Corp.	3,546	137,798
TFS Financial Corp.	1,202	21,239
The PNC Financial Services Group, Inc.	9,911	1,422,427
Truist Financial Corp.	31,481	1,510,458
U.S. Bancorp	31,765	1,361,130
Umpqua Holdings Corp.	5,073	73,609
Security	Number of Shares	Value ($)
Webster Financial Corp.	2,099	98,128
Wells Fargo & Co.	87,798	2,623,404
Western Alliance Bancorp	2,293	156,337
Wintrust Financial Corp.	1,345	80,956
Zions Bancorp NA	3,763	166,099
		30,976,421

Capital Goods 9.5%
3M Co.	4,466	784,498
A.O. Smith Corp.	3,085	167,515
Acuity Brands, Inc.	862	103,647
AECOM *	3,559	178,306
AGCO Corp.	1,444	160,140
Air Lease Corp.	2,482	98,362
Allegion plc	759	81,221
Allison Transmission Holdings, Inc.	937	38,136
AMETEK, Inc.	5,347	605,601
Armstrong World Industries, Inc.	699	54,669
Array Technologies, Inc. *	1,183	48,219
BWX Technologies, Inc.	799	43,082
Carlisle Cos., Inc.	1,224	177,394
Carrier Global Corp.	12,992	500,192
Caterpillar, Inc.	12,658	2,314,389
Colfax Corp. *	2,323	86,230
Crane Co.	1,122	84,913
Cummins, Inc.	3,440	806,405
Curtiss-Wright Corp.	965	100,157
Deere & Co.	6,590	1,903,192
Donaldson Co., Inc.	2,663	158,289
Dover Corp.	3,360	391,406
Eaton Corp. plc	9,341	1,099,436
Emerson Electric Co.	13,904	1,103,282
Fastenal Co.	2,516	114,704
Flowserve Corp.	3,039	108,067
Fortive Corp.	6,942	458,727
Fortune Brands Home & Security, Inc.	3,208	276,690
Gates Industrial Corp. plc *	994	14,035
Generac Holdings, Inc. *	128	31,542
General Dynamics Corp.	5,926	869,226
General Electric Co.	203,181	2,169,973
Graco, Inc.	1,936	133,468
GrafTech International Ltd.	1,645	15,956
HEICO Corp.	207	24,372
HEICO Corp., Class A	352	37,421
Hexcel Corp.	1,954	85,312
Honeywell International, Inc.	16,416	3,207,194
Howmet Aerospace, Inc.	9,237	227,045
Hubbell, Inc.	1,260	196,056
Huntington Ingalls Industries, Inc.	832	130,899
IDEX Corp.	1,759	327,508
Illinois Tool Works, Inc.	4,095	795,290
Ingersoll Rand, Inc. *	8,102	338,988
ITT, Inc.	2,016	150,615
Jacobs Engineering Group, Inc.	2,932	296,015
Johnson Controls International plc	16,969	845,396

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
L3Harris Technologies, Inc.	4,898	840,056
Lennox International, Inc.	809	222,871
Lincoln Electric Holdings, Inc.	770	88,165
Masco Corp.	6,146	333,789
Mercury Systems, Inc. *	228	16,202
MSC Industrial Direct Co., Inc., Class A	1,053	81,681
Nordson Corp.	246	44,032
Northrop Grumman Corp.	298	85,410
nVent Electric plc	3,662	81,956
Oshkosh Corp.	1,591	145,720
Otis Worldwide Corp.	9,525	615,791
Owens Corning	2,496	193,690
PACCAR, Inc.	7,916	722,097
Parker-Hannifin Corp.	2,988	790,655
Pentair plc	3,869	210,706
Quanta Services, Inc.	2,556	180,121
Raytheon Technologies Corp.	33,332	2,224,244
Regal Beloit Corp.	940	117,951
Rockwell Automation, Inc.	1,394	346,451
Roper Technologies, Inc.	2,097	823,932
Sensata Technologies Holding plc *	3,591	195,709
Snap-on, Inc.	1,251	225,167
Spirit AeroSystems Holdings, Inc., Class A	2,448	82,914
Stanley Black & Decker, Inc.	3,599	624,390
Teledyne Technologies, Inc. *	848	302,744
Textron, Inc.	5,311	240,376
The AZEK Co., Inc. *	1,786	71,244
The Boeing Co.	12,486	2,424,656
The Middleby Corp. *	1,285	174,400
The Timken Co.	1,469	111,144
The Toro Co.	237	22,337
Trane Technologies plc	5,575	799,176
TransDigm Group, Inc. *	949	525,063
Trinity Industries, Inc.	2,038	56,677
United Rentals, Inc. *	1,684	409,229
Univar Solutions, Inc. *	3,854	71,646
Valmont Industries, Inc.	493	95,110
Virgin Galactic Holdings, Inc. *	203	8,991
W.W. Grainger, Inc.	276	100,572
Watsco, Inc.	762	181,729
Westinghouse Air Brake Technologies Corp.	4,236	314,354
Woodward, Inc.	1,298	145,311
Xylem, Inc.	4,180	403,746
		37,695,385

Commercial & Professional Services 0.8%
ADT, Inc.	3,506	31,659
Cintas Corp.	237	75,395
Clean Harbors, Inc. *	1,208	93,572
CoreLogic, Inc.	1,732	130,402
Dun & Bradstreet Holdings, Inc. *	1,010	23,887
Equifax, Inc.	724	128,228
FTI Consulting, Inc. *	819	90,065
IAA, Inc. *	2,387	136,393
IHS Markit Ltd.	4,220	367,478
ManpowerGroup, Inc.	1,344	118,863
MSA Safety, Inc.	661	103,195
Nielsen Holdings plc	8,315	185,674
Republic Services, Inc.	4,904	443,910
Robert Half International, Inc.	2,608	176,040
Rollins, Inc.	624	22,477
Stericycle, Inc. *	2,138	139,996
TransUnion	402	34,990
Waste Management, Inc.	8,594	956,684
		3,258,908

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.5%
Brunswick Corp.	1,851	160,037
Capri Holdings Ltd. *	3,323	138,436
Carter’s, Inc.	1,003	88,304
Columbia Sportswear Co.	669	58,511
D.R. Horton, Inc.	7,710	592,128
Garmin Ltd.	3,498	401,780
Hanesbrands, Inc.	8,054	123,146
Hasbro, Inc.	2,964	278,082
Leggett & Platt, Inc.	3,095	126,895
Lennar Corp., Class A	6,325	525,924
Lennar Corp., Class B	353	23,630
Mattel, Inc. *	3,248	58,854
Mohawk Industries, Inc. *	1,352	194,147
Newell Brands, Inc.	8,972	215,507
NVR, Inc. *	71	315,700
Peloton Interactive, Inc., Class A *	4,491	656,270
Polaris, Inc.	1,212	141,404
PulteGroup, Inc.	6,232	271,092
PVH Corp.	1,635	139,400
Ralph Lauren Corp.	1,101	111,256
Skechers U.S.A., Inc., Class A *	3,116	107,440
Tapestry, Inc.	6,438	203,570
Tempur Sealy International, Inc. *	1,172	30,941
Toll Brothers, Inc.	2,685	137,204
Under Armour, Inc., Class A *	4,402	77,035
Under Armour, Inc., Class C *	4,594	68,772
VF Corp.	7,091	545,085
Whirlpool Corp.	1,422	263,198
		6,053,748

Consumer Services 2.5%
Aramark	5,309	182,046
Bright Horizons Family Solutions, Inc. *	426	64,739
Carnival Corp.	11,316	211,270
Choice Hotels International, Inc.	819	82,424
Darden Restaurants, Inc.	3,039	355,229
Extended Stay America, Inc.	4,103	60,232
frontdoor, Inc. *	1,676	92,247
Graham Holdings Co., Class B	93	52,834
Grand Canyon Education, Inc. *	1,095	93,009
H&R Block, Inc.	1,288	22,192
Hilton Worldwide Holdings, Inc.	6,372	646,057
Hyatt Hotels Corp., Class A	812	53,316
Las Vegas Sands Corp.	4,444	213,712
Marriott International, Inc., Class A	6,274	729,729
McDonald’s Corp.	14,917	3,100,349
MGM Resorts International	10,954	312,846
Norwegian Cruise Line Holdings Ltd. *	7,380	167,157
Planet Fitness, Inc., Class A *	830	59,760
Royal Caribbean Cruises Ltd.	4,273	277,745
Service Corp. International	3,927	198,039
Six Flags Entertainment Corp.	1,773	60,637
Starbucks Corp.	11,559	1,119,027
Terminix Global Holdings, Inc. *	3,090	147,331
Vail Resorts, Inc.	860	228,726
Wyndham Destinations, Inc.	1,969	87,109
Wyndham Hotels & Resorts, Inc.	2,155	125,356
Wynn Resorts Ltd.	1,727	171,888
Yum China Holdings, Inc.	8,705	493,660
Yum! Brands, Inc.	6,508	660,497
		10,069,163

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 8.2%
Affiliated Managers Group, Inc.	1,046	115,259
AGNC Investment Corp.	12,685	197,886
Ally Financial, Inc.	8,694	328,981
American Express Co.	15,290	1,777,615
Ameriprise Financial, Inc.	2,755	545,132
Annaly Capital Management, Inc.	32,781	266,182
Apollo Global Management, Inc.	2,021	92,845
Berkshire Hathaway, Inc., Class B *	43,991	10,024,229
BlackRock, Inc.	3,442	2,413,737
Capital One Financial Corp.	10,578	1,102,862
Cboe Global Markets, Inc.	1,964	180,158
CME Group, Inc.	8,298	1,508,078
Credit Acceptance Corp. *	214	82,555
Discover Financial Services	7,154	597,645
Eaton Vance Corp.	2,576	172,953
Equitable Holdings, Inc.	9,378	232,387
Evercore, Inc., Class A	924	100,808
Franklin Resources, Inc.	6,334	166,521
Interactive Brokers Group, Inc., Class A	1,703	104,207
Intercontinental Exchange, Inc.	8,391	925,947
Invesco Ltd.	8,810	181,398
Jefferies Financial Group, Inc.	4,991	116,540
KKR & Co., Inc.	12,689	494,237
Lazard Ltd., Class A	2,360	97,232
LendingTree, Inc. *	16	5,208
LPL Financial Holdings, Inc.	1,684	182,445
Morgan Stanley	31,166	2,089,680
Morningstar, Inc.	78	17,931
Nasdaq, Inc.	2,679	362,388
New Residential Investment Corp.	9,743	91,487
Northern Trust Corp.	4,491	400,552
OneMain Holdings, Inc.	1,502	69,933
Raymond James Financial, Inc.	2,860	285,800
S&P Global, Inc.	2,309	731,953
Santander Consumer USA Holdings, Inc.	1,642	36,288
SEI Investments Co.	2,638	139,418
SLM Corp.	6,778	94,079
Starwood Property Trust, Inc.	6,346	119,051
State Street Corp.	8,221	575,470
Synchrony Financial	13,611	458,010
T. Rowe Price Group, Inc.	3,942	616,844
The Bank of New York Mellon Corp.	18,660	743,228
The Carlyle Group, Inc.	2,489	80,320
The Charles Schwab Corp. (b)	32,132	1,656,083
The Goldman Sachs Group, Inc.	7,745	2,100,212
Tradeweb Markets, Inc., Class A	308	18,723
Virtu Financial, Inc., Class A	151	4,193
Voya Financial, Inc.	2,924	162,165
		32,866,855

Energy 4.6%
Antero Midstream Corp.	6,656	53,914
Apache Corp.	8,771	125,250
Baker Hughes Co.	15,357	308,522
Cabot Oil & Gas Corp.	9,164	167,976
Chevron Corp.	45,037	3,837,152
Cimarex Energy Co.	2,347	98,996
ConocoPhillips	31,754	1,271,113
Continental Resources, Inc.	1,787	35,186
Devon Energy Corp.	13,755	226,407
Diamondback Energy, Inc.	3,665	207,769
EOG Resources, Inc.	13,605	693,311
EQT Corp.	6,454	105,265
Equitrans Midstream Corp.	8,556	56,897
Exxon Mobil Corp.	98,964	4,437,546
Halliburton Co.	20,501	361,433
Security	Number of Shares	Value ($)
Helmerich & Payne, Inc.	2,427	58,928
Hess Corp.	6,421	346,606
HollyFrontier Corp.	3,453	98,272
Kinder Morgan, Inc.	45,429	639,640
Marathon Oil Corp.	18,363	132,948
Marathon Petroleum Corp.	15,111	652,191
Murphy Oil Corp.	3,393	41,971
NOV, Inc.	9,007	111,507
Occidental Petroleum Corp.	19,607	393,316
ONEOK, Inc.	10,365	412,838
Phillips 66	10,192	691,018
Pioneer Natural Resources Co.	4,711	569,560
Schlumberger N.V.	32,431	720,292
Targa Resources Corp.	5,300	145,061
The Williams Cos., Inc.	28,384	602,592
Valero Energy Corp.	9,518	537,101
		18,140,578

Food & Staples Retailing 1.8%
Albertsons Cos., Inc., Class A	668	11,603
Casey’s General Stores, Inc.	858	160,858
Costco Wholesale Corp.	1,209	426,088
Grocery Outlet Holding Corp. *	779	33,255
Sprouts Farmers Market, Inc. *	416	9,422
Sysco Corp.	3,265	233,480
The Kroger Co.	18,076	623,622
U.S. Foods Holding Corp. *	5,125	158,824
Walgreens Boots Alliance, Inc.	16,916	850,029
Walmart, Inc.	32,587	4,578,148
		7,085,329

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	24,524	1,007,446
Archer-Daniels-Midland Co.	12,934	646,829
Beyond Meat, Inc. *	249	44,342
Brown-Forman Corp., Class A	150	9,918
Brown-Forman Corp., Class B	616	44,149
Bunge Ltd.	3,179	208,034
Campbell Soup Co.	2,309	111,086
Conagra Brands, Inc.	11,354	392,848
Constellation Brands, Inc., Class A	3,726	785,925
Flowers Foods, Inc.	4,558	104,652
General Mills, Inc.	14,179	823,800
Hormel Foods Corp.	6,500	304,590
Ingredion, Inc.	1,560	117,733
Kellogg Co.	3,889	229,218
Keurig Dr Pepper, Inc.	10,449	332,278
Lamb Weston Holdings, Inc.	2,627	196,237
McCormick & Co., Inc. - Non Voting Shares	2,557	228,954
Molson Coors Beverage Co., Class B	4,170	209,167
Mondelez International, Inc., Class A	33,012	1,830,185
PepsiCo, Inc.	8,634	1,179,145
Philip Morris International, Inc.	36,385	2,898,065
Pilgrim’s Pride Corp. *	816	15,814
Post Holdings, Inc. *	1,479	140,283
Seaboard Corp.	6	18,877
The Coca-Cola Co.	37,337	1,797,777
The Hain Celestial Group, Inc. *	1,968	81,839
The Hershey Co.	783	113,880
The JM Smucker Co.	2,571	299,290
The Kraft Heinz Co.	15,119	506,638
TreeHouse Foods, Inc. *	1,298	54,815
Tyson Foods, Inc., Class A	6,721	432,227
		15,166,041

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 7.0%
Abbott Laboratories	24,898	3,077,144
Acadia Healthcare Co., Inc. *	2,060	104,401
American Well Corp., Class A *	385	13,633
AmerisourceBergen Corp.	1,767	184,121
Anthem, Inc.	4,324	1,284,142
Baxter International, Inc.	6,914	531,203
Becton, Dickinson & Co.	6,451	1,688,807
Boston Scientific Corp. *	33,400	1,183,696
Centene Corp. *	9,462	570,559
Change Healthcare, Inc. *	1,528	36,458
Cigna Corp.	6,048	1,312,718
CVS Health Corp.	30,566	2,190,054
Danaher Corp.	14,639	3,481,740
DaVita, Inc. *	1,482	173,942
DENTSPLY SIRONA, Inc.	5,092	272,371
Encompass Health Corp.	1,248	100,339
Envista Holdings Corp. *	3,698	131,427
Globus Medical, Inc., Class A *	1,774	109,438
Haemonetics Corp. *	75	8,572
HCA Healthcare, Inc.	2,983	484,678
Henry Schein, Inc. *	3,340	219,939
Hill-Rom Holdings, Inc.	1,368	131,383
Hologic, Inc. *	1,795	143,115
Humana, Inc.	1,912	732,506
ICU Medical, Inc. *	329	67,274
Integra LifeSciences Holdings Corp. *	1,672	110,419
Laboratory Corp. of America Holdings *	2,139	489,638
McKesson Corp.	959	167,317
Medtronic plc	31,366	3,491,977
Molina Healthcare, Inc. *	450	96,124
Oak Street Health, Inc. *	244	12,656
Premier, Inc., Class A	2,815	95,344
Quest Diagnostics, Inc.	3,125	403,594
STERIS plc	1,862	348,399
Stryker Corp.	5,458	1,206,273
Tandem Diabetes Care, Inc. *	164	15,195
Teladoc Health, Inc. *	168	44,323
Teleflex, Inc.	402	151,807
The Cooper Cos., Inc.	1,001	364,404
UnitedHealth Group, Inc.	3,708	1,236,915
Universal Health Services, Inc., Class B	1,724	214,948
Varian Medical Systems, Inc. *	1,857	326,033
Zimmer Biomet Holdings, Inc.	4,837	743,302
		27,752,328

Household & Personal Products 1.8%
Colgate-Palmolive Co.	19,697	1,536,366
Coty, Inc., Class A	6,764	43,087
Energizer Holdings, Inc.	287	12,582
Herbalife Nutrition Ltd. *	1,835	93,512
Kimberly-Clark Corp.	7,936	1,048,345
Nu Skin Enterprises, Inc., Class A	1,189	68,807
Reynolds Consumer Products, Inc.	871	26,130
Spectrum Brands Holdings, Inc.	981	74,134
The Clorox Co.	856	179,298
The Estee Lauder Cos., Inc., Class A	546	129,211
The Procter & Gamble Co.	31,513	4,040,282
		7,251,754

Insurance 3.4%
Aflac, Inc.	16,229	733,226
Alleghany Corp.	290	164,386
American Financial Group, Inc.	1,657	155,990
American International Group, Inc.	20,138	753,967
American National Group, Inc.	165	14,583
Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	9,194	288,784
Arthur J. Gallagher & Co.	4,456	514,267
Assurant, Inc.	1,369	185,458
Assured Guaranty Ltd.	1,834	65,565
Athene Holding Ltd., Class A *	2,639	107,909
Axis Capital Holdings Ltd.	1,772	81,335
Brighthouse Financial, Inc. *	2,094	74,044
Brown & Brown, Inc.	5,214	224,671
Chubb Ltd.	10,507	1,530,555
Cincinnati Financial Corp.	3,503	294,567
CNA Financial Corp.	681	26,164
Erie Indemnity Co., Class A	250	60,775
Everest Re Group Ltd.	922	194,616
Fidelity National Financial, Inc.	6,414	232,828
First American Financial Corp.	2,514	131,457
Globe Life, Inc.	2,415	218,292
GoHealth, Inc., Class A *	864	11,500
Kemper Corp.	1,443	101,515
Lemonade, Inc. *	352	51,128
Lincoln National Corp.	3,947	179,549
Loews Corp.	5,464	247,465
Markel Corp. *	316	306,356
Marsh & McLennan Cos., Inc.	2,645	290,712
Mercury General Corp.	652	34,562
MetLife, Inc.	17,966	865,063
Old Republic International Corp.	6,580	119,098
Primerica, Inc.	339	47,226
Principal Financial Group, Inc.	6,325	311,633
Prudential Financial, Inc.	9,237	723,072
Reinsurance Group of America, Inc.	1,588	166,819
RenaissanceRe Holdings Ltd.	780	117,343
The Allstate Corp.	7,087	759,585
The Hanover Insurance Group, Inc.	864	97,174
The Hartford Financial Services Group, Inc.	8,362	401,543
The Progressive Corp.	9,727	848,097
The Travelers Cos., Inc.	5,906	804,988
Unum Group	4,739	110,087
W.R. Berkley Corp.	3,239	201,271
White Mountains Insurance Group Ltd.	70	71,400
Willis Towers Watson plc	3,004	609,632
		13,530,257

Materials 4.7%
Air Products & Chemicals, Inc.	4,506	1,202,021
Albemarle Corp.	2,467	401,282
Amcor plc	31,329	342,739
AptarGroup, Inc.	1,500	199,455
Ardagh Group S.A.	414	7,038
Ashland Global Holdings, Inc.	1,294	103,507
Avery Dennison Corp.	1,139	171,841
Axalta Coating Systems Ltd. *	4,939	133,304
Ball Corp.	481	42,338
Berry Global Group, Inc. *	2,040	100,715
Cabot Corp.	1,292	56,732
Celanese Corp.	2,724	332,737
CF Industries Holdings, Inc.	4,977	205,948
Corteva, Inc.	17,514	698,108
Crown Holdings, Inc. *	2,713	244,577
Dow, Inc.	17,338	899,842
DuPont de Nemours, Inc.	17,178	1,364,792
Eagle Materials, Inc.	965	106,179
Eastman Chemical Co.	3,156	310,393
Ecolab, Inc.	4,662	953,426
Element Solutions, Inc.	5,125	87,279
FMC Corp.	2,421	262,170
Freeport-McMoRan, Inc. *	33,849	910,877
Graphic Packaging Holding Co.	4,926	77,141
Huntsman Corp.	4,713	124,518

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc. (a)	2,490	279,826
International Paper Co.	9,178	461,745
Linde plc	12,281	3,013,757
LyondellBasell Industries N.V., Class A	5,987	513,445
Martin Marietta Materials, Inc.	1,454	417,894
NewMarket Corp.	26	10,197
Newmont Corp.	18,762	1,118,215
Nucor Corp.	7,017	341,938
Olin Corp.	3,291	78,688
Packaging Corp. of America	2,194	295,005
PPG Industries, Inc.	5,507	741,848
Reliance Steel & Aluminum Co.	1,476	171,334
Royal Gold, Inc.	438	46,813
RPM International, Inc.	494	40,740
Sealed Air Corp.	3,614	152,764
Silgan Holdings, Inc.	1,850	67,396
Sonoco Products Co.	2,352	136,204
Southern Copper Corp.	1,942	128,968
Steel Dynamics, Inc.	4,672	160,109
The Chemours Co.	3,813	100,434
The Mosaic Co.	8,060	209,238
The Scotts Miracle-Gro Co.	57	12,620
Valvoline, Inc.	4,338	102,984
Vulcan Materials Co.	3,084	459,948
W.R. Grace & Co.	848	49,201
Westlake Chemical Corp.	786	60,098
WestRock Co.	5,980	247,751
		18,758,119

Media & Entertainment 6.4%
Activision Blizzard, Inc.	10,803	983,073
Alphabet, Inc., Class A *	1,572	2,872,610
Alphabet, Inc., Class C *	1,523	2,795,832
Charter Communications, Inc., Class A *	330	200,495
Comcast Corp., Class A	105,971	5,252,982
Discovery, Inc., Class A *	3,640	150,769
Discovery, Inc., Class C *	7,242	253,687
DISH Network Corp., Class A *	5,733	166,372
Electronic Arts, Inc.	5,744	822,541
Fox Corp., Class A	7,823	243,921
Fox Corp., Class B	3,664	109,517
John Wiley & Sons, Inc., Class A	1,011	46,112
Liberty Broadband Corp., Class A *	575	83,473
Liberty Broadband Corp., Class C *	3,734	545,351
Liberty Media Corp. - Liberty Formula One, Class A *	604	21,895
Liberty Media Corp. - Liberty Formula One, Class C *	4,582	184,334
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,712	69,199
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,551	144,029
Lions Gate Entertainment Corp., Class A *	1,334	18,663
Lions Gate Entertainment Corp., Class B *	2,672	33,026
Madison Square Garden Entertainment Corp. *	438	38,872
Madison Square Garden Sports Corp. *	433	70,098
News Corp., Class A	9,054	175,648
News Corp., Class B	2,834	53,506
Nexstar Media Group, Inc., Class A	327	37,170
Omnicom Group, Inc.	4,954	309,030
Pinterest, Inc., Class A *	1,592	109,068
Sirius XM Holdings, Inc.	10,748	67,282
Take-Two Interactive Software, Inc. *	199	39,890
The Interpublic Group of Cos., Inc.	9,093	218,868
The New York Times Co., Class A	3,792	188,045
The Walt Disney Co. *	42,264	7,107,537
Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	2,322	71,912
Twitter, Inc. *	18,207	920,000
ViacomCBS, Inc., Class B	12,917	626,474
Zillow Group, Inc., Class A *	1,212	168,129
Zillow Group, Inc., Class C *	3,013	393,076
Zynga, Inc., Class A *	3,739	37,053
		25,629,539

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	2,471	253,228
Acceleron Pharma, Inc. *	78	9,011
Agilent Technologies, Inc.	6,601	793,242
Agios Pharmaceuticals, Inc. *	1,299	61,014
Alexion Pharmaceuticals, Inc. *	4,201	644,139
Alkermes plc *	3,651	76,635
Berkeley Lights, Inc. *	131	9,432
Bio-Rad Laboratories, Inc., Class A *	493	282,869
Bio-Techne Corp.	51	16,570
Biogen, Inc. *	2,498	705,960
BioMarin Pharmaceutical, Inc. *	404	33,443
Bluebird Bio, Inc. *	838	37,333
Bristol-Myers Squibb Co.	33,724	2,071,665
Bruker Corp.	1,391	80,525
Catalent, Inc. *	3,795	436,615
Charles River Laboratories International, Inc. *	132	34,195
Elanco Animal Health, Inc. *	10,586	307,312
Exact Sciences Corp. *	457	62,682
Exelixis, Inc. *	4,540	100,833
Gilead Sciences, Inc.	29,358	1,925,885
Horizon Therapeutics plc *	328	23,773
Ionis Pharmaceuticals, Inc. *	1,562	93,829
IQVIA Holdings, Inc. *	2,757	490,195
Jazz Pharmaceuticals plc *	1,263	196,397
Johnson & Johnson	53,400	8,711,142
Merck & Co., Inc.	7,443	573,632
Mettler-Toledo International, Inc. *	34	39,715
Nektar Therapeutics *	4,018	79,155
PerkinElmer, Inc.	2,090	307,376
Perrigo Co., plc	3,195	136,427
Pfizer, Inc.	130,039	4,668,400
PPD, Inc. *	551	17,720
PRA Health Sciences, Inc. *	227	27,976
QIAGEN N.V. *	5,243	283,908
Reata Pharmaceuticals, Inc., Class A *	56	5,801
Royalty Pharma plc, Class A	1,453	68,306
Sage Therapeutics, Inc. *	1,115	89,925
Syneos Health, Inc. *	1,555	115,614
Thermo Fisher Scientific, Inc.	3,814	1,943,996
United Therapeutics Corp. *	1,016	166,441
Viatris, Inc. *	28,170	478,608
Waters Corp. *	1,324	350,423
Zoetis, Inc.	1,056	162,888
		26,974,235

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	3,122	521,717
American Campus Communities, Inc.	3,171	130,518
American Homes 4 Rent, Class A	6,383	192,958
Americold Realty Trust	4,286	149,624
Apartment Income REIT Corp. *	3,457	134,028
Apartment Investment & Management Co., Class A	3,401	15,611
Apple Hospitality REIT, Inc.	4,860	60,653
AvalonBay Communities, Inc.	3,283	537,329
Boston Properties, Inc.	3,621	330,489
Brandywine Realty Trust	3,965	43,615
Brixmor Property Group, Inc.	6,882	116,512

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brookfield Property REIT, Inc., Class A	150	2,603
Camden Property Trust	2,197	224,424
CBRE Group, Inc., Class A *	7,789	474,973
CoreSite Realty Corp.	311	41,811
Corporate Office Properties Trust	2,606	68,460
Cousins Properties, Inc.	3,449	108,781
Crown Castle International Corp.	652	103,838
CubeSmart	4,515	157,303
CyrusOne, Inc.	2,817	205,500
Digital Realty Trust, Inc.	6,520	938,554
Douglas Emmett, Inc.	3,866	107,127
Duke Realty Corp.	8,573	339,148
Empire State Realty Trust, Inc., Class A	3,269	32,232
EPR Properties	1,731	68,617
Equity Commonwealth	2,695	76,834
Equity LifeStyle Properties, Inc.	2,378	144,678
Equity Residential	8,577	528,686
Essex Property Trust, Inc.	1,522	364,686
Extra Space Storage, Inc.	874	99,452
Federal Realty Investment Trust	1,757	153,843
First Industrial Realty Trust, Inc.	2,990	121,514
Gaming & Leisure Properties, Inc.	5,088	209,269
Healthcare Trust of America, Inc., Class A	5,050	142,662
Healthpeak Properties, Inc.	12,588	373,234
Highwoods Properties, Inc.	2,417	90,613
Host Hotels & Resorts, Inc.	16,365	221,746
Hudson Pacific Properties, Inc.	3,538	82,931
Invitation Homes, Inc.	13,097	386,100
Iron Mountain, Inc.	2,792	94,007
JBG SMITH Properties	2,868	85,638
Jones Lang LaSalle, Inc. *	1,202	175,744
Kilroy Realty Corp.	2,685	152,052
Kimco Realty Corp.	9,659	159,470
Lamar Advertising Co., Class A	2,004	161,883
Life Storage, Inc.	1,695	138,278
Medical Properties Trust, Inc.	13,121	276,984
Mid-America Apartment Communities, Inc.	2,661	353,248
National Retail Properties, Inc.	4,017	156,663
Omega Healthcare Investors, Inc.	5,243	189,901
Outfront Media, Inc.	3,349	61,052
Paramount Group, Inc.	4,450	39,561
Park Hotels & Resorts, Inc.	5,495	91,657
Prologis, Inc.	17,204	1,775,453
Public Storage	1,219	277,469
Rayonier, Inc.	3,094	95,141
Realty Income Corp.	8,201	484,351
Regency Centers Corp.	3,953	186,503
Rexford Industrial Realty, Inc.	2,861	140,017
SBA Communications Corp.	2,232	599,671
Simon Property Group, Inc.	1,611	149,710
SL Green Realty Corp.	1,703	114,938
Spirit Realty Capital, Inc.	2,518	97,094
STORE Capital Corp.	5,660	175,573
Sun Communities, Inc.	2,470	353,531
The Howard Hughes Corp. *	900	77,553
UDR, Inc.	6,831	262,652
Ventas, Inc.	8,733	402,329
VEREIT, Inc.	5,131	180,765
VICI Properties, Inc.	12,442	314,534
Vornado Realty Trust	4,101	163,056
Weingarten Realty Investors	2,823	63,546
Welltower, Inc.	9,761	591,517
Weyerhaeuser Co.	17,434	543,766
WP Carey, Inc.	4,055	269,252
		17,557,232

Security	Number of Shares	Value ($)
Retailing 2.6%
Advance Auto Parts, Inc.	1,528	227,886
AutoNation, Inc. *	1,327	94,589
AutoZone, Inc. *	224	250,515
Best Buy Co., Inc.	4,364	474,891
Burlington Stores, Inc. *	163	40,571
CarMax, Inc. *	3,519	414,468
Dick’s Sporting Goods, Inc.	1,448	97,031
Dollar Tree, Inc. *	2,856	290,341
eBay, Inc.	1,332	75,271
Expedia Group, Inc.	2,796	346,984
Foot Locker, Inc.	2,412	105,694
Genuine Parts Co.	3,271	307,082
GrubHub, Inc. *	1,948	146,626
Kohl’s Corp.	3,688	162,493
L Brands, Inc.	5,333	217,373
Leslie’s, Inc. *	645	18,447
LKQ Corp. *	7,068	248,016
Nordstrom, Inc.	2,571	91,142
Ollie’s Bargain Outlet Holdings, Inc. *	159	15,062
Penske Automotive Group, Inc.	748	44,760
Qurate Retail, Inc. Class A	8,962	112,921
Ross Stores, Inc.	1,556	173,167
Target Corp.	11,684	2,116,790
The Gap, Inc. *	4,277	86,609
The Home Depot, Inc.	12,560	3,401,499
The TJX Cos., Inc.	5,308	339,924
Ulta Beauty, Inc. *	85	23,780
Vroom, Inc. *	122	4,493
Wayfair, Inc., Class A *	142	38,669
Williams-Sonoma, Inc.	1,498	193,122
		10,160,216

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	1,953	167,255
Allegro MicroSystems, Inc. *	373	10,414
Analog Devices, Inc.	7,558	1,113,520
Broadcom, Inc.	481	216,691
Cirrus Logic, Inc. *	1,340	125,545
Cree, Inc. *	2,570	259,776
Entegris, Inc.	192	18,891
First Solar, Inc. *	2,140	212,181
Intel Corp.	95,938	5,325,518
Marvell Technology Group Ltd.	15,556	800,512
Maxim Integrated Products, Inc.	4,145	363,558
Microchip Technology, Inc.	1,463	199,129
Micron Technology, Inc. *	26,000	2,035,020
MKS Instruments, Inc.	316	49,950
ON Semiconductor Corp. *	9,494	327,448
Qorvo, Inc. *	2,663	455,053
Skyworks Solutions, Inc.	3,894	659,059
Texas Instruments, Inc.	10,777	1,785,641
		14,125,161

Software & Services 3.2%
2U, Inc. *	1,105	45,194
Akamai Technologies, Inc. *	652	72,392
Alliance Data Systems Corp.	1,104	74,686
Amdocs Ltd.	3,046	215,109
Aspen Technology, Inc. *	103	13,792
Autodesk, Inc. *	1,714	475,515
Automatic Data Processing, Inc.	1,412	233,149
BigCommerce Holdings, Inc. *	44	3,517
CACI International, Inc., Class A *	483	116,509
CDK Global, Inc.	2,469	123,203
Ceridian HCM Holding, Inc. *	795	73,863

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Citrix Systems, Inc.	2,093	279,018
Cognizant Technology Solutions Corp., Class A	11,605	904,610
Concentrix Corp. *	970	103,712
Crowdstrike Holdings, Inc., Class A *	974	210,189
Datto Holding Corp. *	265	6,323
Duck Creek Technologies, Inc. *	123	5,946
DXC Technology Co.	5,918	166,888
Euronet Worldwide, Inc. *	1,172	146,453
Fidelity National Information Services, Inc.	14,441	1,782,886
FireEye, Inc. *	3,967	83,307
Fiserv, Inc. *	9,467	972,166
Genpact Ltd.	2,669	102,169
Global Payments, Inc.	6,961	1,228,756
Guidewire Software, Inc. *	1,593	182,781
International Business Machines Corp.	20,779	2,474,987
Jack Henry & Associates, Inc.	387	56,034
Jamf Holding Corp. *	354	13,073
JFrog Ltd. *	48	2,999
Leidos Holdings, Inc.	2,839	301,104
Manhattan Associates, Inc. *	153	17,324
McAfee Corp., Class A	415	7,823
nCino, Inc. *	55	3,943
Nuance Communications, Inc. *	6,550	298,287
Oracle Corp.	5,272	318,587
Paychex, Inc.	1,582	138,140
Pegasystems, Inc.	89	11,343
RealPage, Inc. *	249	21,556
Sabre Corp.	7,387	79,632
salesforce.com, Inc. *	1,501	338,566
Science Applications International Corp.	1,175	112,835
SolarWinds Corp. *	1,045	17,566
SS&C Technologies Holdings, Inc.	4,161	261,644
Synopsys, Inc. *	251	64,118
Teradata Corp. *	579	15,575
The Western Union Co.	7,712	171,746
Twilio, Inc., Class A *	548	196,968
Unity Software, Inc. *	109	16,330
VeriSign, Inc. *	956	185,531
WEX, Inc. *	938	176,907
		12,924,751

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	2,779	347,042
Arista Networks, Inc. *	244	75,045
Arrow Electronics, Inc. *	1,747	170,560
Avnet, Inc.	2,314	81,707
Ciena Corp. *	3,550	189,534
Cisco Systems, Inc.	99,304	4,426,972
Coherent, Inc. *	94	18,879
CommScope Holding Co., Inc. *	4,313	63,358
Corning, Inc.	17,504	627,868
Dell Technologies, Inc., Class C *	5,679	413,942
Dolby Laboratories, Inc., Class A	1,290	113,559
EchoStar Corp., Class A *	1,079	22,594
F5 Networks, Inc. *	1,426	279,425
FLIR Systems, Inc.	3,026	157,503
Hewlett Packard Enterprise Co.	30,116	371,631
HP, Inc.	32,102	781,363
IPG Photonics Corp. *	774	172,935
Jabil, Inc.	2,780	115,009
Juniper Networks, Inc.	7,695	187,912
Keysight Technologies, Inc. *	2,906	411,461
Littelfuse, Inc.	546	132,880
Lumentum Holdings, Inc. *	1,569	147,172
Motorola Solutions, Inc.	3,566	597,483
National Instruments Corp.	2,990	123,786
NCR Corp. *	2,968	99,012
NetApp, Inc.	2,372	157,596
Security	Number of Shares	Value ($)
Pure Storage, Inc., Class A *	2,402	55,558
SYNNEX Corp.	980	79,988
Trimble, Inc. *	5,835	384,585
Ubiquiti, Inc.	36	11,088
ViaSat, Inc. *	1,340	58,344
Vontier Corp. *	3,547	115,029
Western Digital Corp.	7,117	401,612
Xerox Holdings Corp.	3,932	82,690
Zebra Technologies Corp., Class A *	106	41,110
		11,516,232

Telecommunication Services 3.0%
AT&T, Inc.	166,755	4,774,196
Lumen Technologies, Inc.	25,514	315,863
T-Mobile US, Inc. *	12,860	1,621,389
Telephone & Data Systems, Inc.	2,363	44,306
United States Cellular Corp. *	323	10,071
Verizon Communications, Inc.	96,897	5,305,111
		12,070,936

Transportation 2.8%
Alaska Air Group, Inc.	2,803	136,870
AMERCO	208	96,188
American Airlines Group, Inc.	12,753	218,969
C.H. Robinson Worldwide, Inc.	2,613	223,568
Copa Holdings S.A., Class A	729	56,403
CSX Corp.	17,834	1,529,355
Delta Air Lines, Inc.	14,891	565,262
Expeditors International of Washington, Inc.	1,527	136,697
FedEx Corp.	5,646	1,328,730
JB Hunt Transport Services, Inc.	1,426	192,025
JetBlue Airways Corp. *	7,167	102,775
Kansas City Southern	2,181	442,023
Kirby Corp. *	1,381	70,100
Knight-Swift Transportation Holdings, Inc.	2,902	116,080
Landstar System, Inc.	161	22,443
Lyft, Inc., Class A *	5,752	255,734
Macquarie Infrastructure Corp.	1,702	47,299
Norfolk Southern Corp.	5,985	1,416,171
Old Dominion Freight Line, Inc.	310	60,140
Ryder System, Inc.	1,209	75,671
Schneider National, Inc., Class B	1,417	29,757
Southwest Airlines Co.	13,762	604,702
Uber Technologies, Inc. *	7,428	378,308
Union Pacific Corp.	7,781	1,536,514
United Airlines Holdings, Inc. *	6,756	270,172
United Parcel Service, Inc., Class B	5,694	882,570
XPO Logistics, Inc. *	2,022	223,249
		11,017,775

Utilities 5.4%
Alliant Energy Corp.	5,817	282,997
Ameren Corp.	5,755	418,504
American Electric Power Co., Inc.	11,603	938,799
American Water Works Co., Inc.	4,231	672,814
Atmos Energy Corp.	2,910	258,990
Avangrid, Inc.	1,319	61,030
CenterPoint Energy, Inc.	11,753	247,871
CMS Energy Corp.	6,663	378,991
Consolidated Edison, Inc.	7,820	553,500
Dominion Energy, Inc.	19,052	1,388,700
DTE Energy Co.	4,483	532,222
Duke Energy Corp.	17,172	1,614,168
Edison International	8,351	485,694
Entergy Corp.	4,694	447,479
Essential Utilities, Inc.	5,226	241,964

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Evergy, Inc.	5,273	283,318
Eversource Energy	8,017	701,488
Exelon Corp.	22,746	945,324
FirstEnergy Corp.	12,654	389,237
Hawaiian Electric Industries, Inc.	2,524	83,443
IDACORP, Inc.	1,178	104,017
MDU Resources Group, Inc.	4,631	121,749
National Fuel Gas Co.	2,053	82,654
NextEra Energy, Inc.	45,775	3,701,824
NiSource, Inc.	8,911	197,379
NRG Energy, Inc.	3,687	152,679
OGE Energy Corp.	4,680	142,834
PG&E Corp. *	30,945	353,701
Pinnacle West Capital Corp.	2,625	197,531
PPL Corp.	17,987	497,700
Public Service Enterprise Group, Inc.	11,795	665,592
Sempra Energy	6,769	837,731
The AES Corp.	15,402	375,655
The Southern Co.	24,686	1,454,499
UGI Corp.	4,855	174,731
Vistra Corp.	11,433	228,317
WEC Energy Group, Inc.	7,372	655,371
Xcel Energy, Inc.	12,273	785,349
		21,655,846
Total Common Stock
(Cost $322,042,072)		396,413,314

Other Investment Companies 0.5% of net assets

Equity Funds 0.2%
iShares Russell 1000 Value ETF	4,300	582,392

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	911,402	911,402

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	272,850	272,850
Total Other Investment Companies
(Cost $1,730,002)		1,766,644

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	1	185,260	(942)
Russell 1000 Value Index, e-mini, expires 03/19/21	21	1,398,285	(55,142)
Net Unrealized Depreciation			(56,084)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $261,630.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Dividends Received
The Charles Schwab Corp.	$1,329,909	$86,830	($94,201)	$10,552	$322,993	$1,656,083	32,132	$5,812

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$396,413,314	$—	$—	$396,413,314
Other Investment Companies[1]	1,766,644	—	—	1,766,644
Liabilities
Futures Contracts[2]	(56,084)	—	—	(56,084)
Total	$398,123,874	$—	$—	$398,123,874
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Aptiv plc	16,987	2,269,463
BorgWarner, Inc.	15,454	648,914
Ford Motor Co. *	247,347	2,604,564
Gentex Corp.	15,522	513,002
Harley-Davidson, Inc.	9,668	387,590
Lear Corp.	3,792	571,682
Thor Industries, Inc.	3,380	409,014
		7,404,229

Banks 3.1%
Associated Banc-Corp.	9,593	172,098
Bank of Hawaii Corp.	2,500	195,475
Bank OZK	7,733	287,358
BOK Financial Corp.	1,987	146,760
Citizens Financial Group, Inc.	27,030	984,973
Comerica, Inc.	8,805	503,646
Commerce Bancshares, Inc.	6,677	446,357
Cullen/Frost Bankers, Inc.	3,563	328,651
East West Bancorp, Inc.	8,935	535,564
F.N.B. Corp.	20,567	202,791
Fifth Third Bancorp	45,099	1,304,714
First Citizens BancShares, Inc., Class A	399	237,800
First Hawaiian, Inc.	8,215	190,999
First Horizon Corp.	34,516	479,427
First Republic Bank	10,950	1,587,640
Huntington Bancshares, Inc.	64,074	847,379
KeyCorp	61,626	1,039,014
M&T Bank Corp.	8,120	1,075,656
MGIC Investment Corp.	21,530	252,332
New York Community Bancorp, Inc.	28,525	298,372
PacWest Bancorp	7,389	223,074
People’s United Financial, Inc.	26,715	364,927
Pinnacle Financial Partners, Inc.	4,701	322,160
Popular, Inc.	5,280	299,640
Prosperity Bancshares, Inc.	5,652	381,171
Regions Financial Corp.	60,957	1,036,879
Signature Bank	3,292	543,805
Sterling Bancorp	12,195	225,120
SVB Financial Group *	3,259	1,426,725
Synovus Financial Corp.	9,305	346,146
TCF Financial Corp.	9,540	370,724
TFS Financial Corp.	3,092	54,636
Umpqua Holdings Corp.	13,937	202,226
Webster Financial Corp.	5,700	266,475
Western Alliance Bancorp	6,184	421,625
Wintrust Financial Corp.	3,607	217,105
Zions Bancorp NA	10,212	450,758
		18,270,202

Security	Number of Shares	Value ($)
Capital Goods 9.5%
A.O. Smith Corp.	8,393	455,740
Acuity Brands, Inc.	2,353	282,925
AECOM *	9,662	484,066
AGCO Corp.	3,930	435,837
Air Lease Corp.	6,725	266,512
Allegion plc	5,837	624,617
Allison Transmission Holdings, Inc.	7,171	291,860
AMETEK, Inc.	14,536	1,646,347
Armstrong World Industries, Inc.	3,008	235,256
Array Technologies, Inc. *	3,488	142,171
Axon Enterprise, Inc. *	3,963	650,566
BWX Technologies, Inc.	6,033	325,299
Carlisle Cos., Inc.	3,323	481,602
Carrier Global Corp.	55,076	2,120,426
Colfax Corp. *	6,299	233,819
Crane Co.	3,085	233,473
Cummins, Inc.	9,349	2,191,593
Curtiss-Wright Corp.	2,643	274,317
Donaldson Co., Inc.	8,027	477,125
Dover Corp.	9,111	1,061,340
Fastenal Co.	36,315	1,655,601
Flowserve Corp.	8,272	294,152
Fortive Corp.	18,860	1,246,269
Fortune Brands Home & Security, Inc.	8,730	752,962
Gates Industrial Corp. plc *	2,904	41,004
Generac Holdings, Inc. *	3,875	954,877
Graco, Inc.	10,466	721,526
GrafTech International Ltd.	4,338	42,079
HEICO Corp.	2,843	334,735
HEICO Corp., Class A	4,920	523,045
Hexcel Corp.	5,317	232,140
Howmet Aerospace, Inc.	24,995	614,377
Hubbell, Inc.	3,418	531,841
Huntington Ingalls Industries, Inc.	2,503	393,797
IDEX Corp.	4,777	889,430
Ingersoll Rand, Inc. *	21,967	919,099
ITT, Inc.	5,466	408,365
Jacobs Engineering Group, Inc.	7,940	801,622
Johnson Controls International plc	46,127	2,298,047
Lennox International, Inc.	2,190	603,323
Lincoln Electric Holdings, Inc.	3,608	413,116
Masco Corp.	16,673	905,511
Mercury Systems, Inc. *	3,450	245,157
MSC Industrial Direct Co., Inc., Class A	2,839	220,221
Nordson Corp.	3,639	651,345
nVent Electric plc	9,883	221,182
Oshkosh Corp.	4,290	392,921
Otis Worldwide Corp.	25,879	1,673,077
Owens Corning	6,764	524,886
PACCAR, Inc.	21,507	1,961,869
Parker-Hannifin Corp.	8,120	2,148,633
Pentair plc	10,453	569,270
Quanta Services, Inc.	8,659	610,200
Regal Beloit Corp.	2,561	321,354

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	7,352	1,827,193
Sensata Technologies Holding plc *	9,759	531,866
Snap-on, Inc.	3,407	613,226
Spirit AeroSystems Holdings, Inc., Class A	6,605	223,711
Stanley Black & Decker, Inc.	9,778	1,696,385
Teledyne Technologies, Inc. *	2,299	820,766
Textron, Inc.	14,425	652,876
The AZEK Co., Inc. *	5,757	229,647
The Middleby Corp. *	3,482	472,577
The Timken Co.	4,030	304,910
The Toro Co.	6,772	638,261
Trane Technologies plc	15,152	2,172,039
TransDigm Group, Inc. *	3,312	1,832,463
Trex Co., Inc. *	7,327	672,399
Trinity Industries, Inc.	5,610	156,014
United Rentals, Inc. *	4,566	1,109,584
Univar Solutions, Inc. *	10,658	198,132
Valmont Industries, Inc.	1,322	255,040
Vertiv Holdings Co.	13,873	279,125
Virgin Galactic Holdings, Inc. *(a)	4,269	189,074
W.W. Grainger, Inc.	2,823	1,028,673
Watsco, Inc.	2,061	491,528
Westinghouse Air Brake Technologies Corp.	11,476	851,634
Woodward, Inc.	3,519	393,952
Xylem, Inc.	11,339	1,095,234
		56,768,233

Commercial & Professional Services 2.9%
ADT, Inc.	9,775	88,268
Cintas Corp.	5,598	1,780,836
Clean Harbors, Inc. *	3,264	252,829
Copart, Inc. *	13,015	1,428,396
CoreLogic, Inc.	4,912	369,825
CoStar Group, Inc. *	2,472	2,224,083
Dun & Bradstreet Holdings, Inc. *	5,470	129,366
Equifax, Inc.	7,670	1,358,434
FTI Consulting, Inc. *	2,234	245,673
IAA, Inc. *	8,491	485,176
IHS Markit Ltd.	25,174	2,192,152
ManpowerGroup, Inc.	3,671	324,663
MSA Safety, Inc.	2,304	359,700
Nielsen Holdings plc	22,586	504,345
Republic Services, Inc.	13,312	1,205,002
Robert Half International, Inc.	7,057	476,348
Rollins, Inc.	14,071	506,837
Stericycle, Inc. *	5,778	378,343
TransUnion	12,047	1,048,571
Verisk Analytics, Inc.	10,055	1,845,093
		17,203,940

Consumer Durables & Apparel 3.4%
Brunswick Corp.	4,991	431,522
Capri Holdings Ltd. *	8,987	374,398
Carter’s, Inc.	2,732	240,525
Columbia Sportswear Co.	1,820	159,177
D.R. Horton, Inc.	20,971	1,610,573
Garmin Ltd.	9,484	1,089,332
Hanesbrands, Inc.	22,067	337,405
Hasbro, Inc.	8,063	756,471
Leggett & Platt, Inc.	8,354	342,514
Lennar Corp., Class A	17,158	1,426,688
Lennar Corp., Class B	997	66,739
Lululemon Athletica, Inc. *	7,204	2,367,811
Mattel, Inc. *	21,726	393,675
Mohawk Industries, Inc. *	3,679	528,304
Newell Brands, Inc.	24,316	584,070
NVR, Inc. *	214	951,547
Security	Number of Shares	Value ($)
Peloton Interactive, Inc., Class A *	16,112	2,354,447
Polaris, Inc.	3,696	431,212
PulteGroup, Inc.	16,948	737,238
PVH Corp.	4,439	378,469
Ralph Lauren Corp.	2,987	301,836
Skechers U.S.A., Inc., Class A *	8,509	293,390
Tapestry, Inc.	17,502	553,413
Tempur Sealy International, Inc. *	11,954	315,586
Toll Brothers, Inc.	7,365	376,352
Under Armour, Inc., Class A *	11,981	209,668
Under Armour, Inc., Class C *	12,529	187,559
VF Corp.	20,437	1,570,992
Whirlpool Corp.	3,867	715,743
		20,086,656

Consumer Services 2.9%
Aramark	14,438	495,079
Bright Horizons Family Solutions, Inc. *	3,791	576,118
Carnival Corp.	30,680	572,796
Chegg, Inc. *	7,674	731,025
Chipotle Mexican Grill, Inc. *	1,766	2,613,680
Choice Hotels International, Inc.	2,218	223,220
Darden Restaurants, Inc.	8,250	964,342
Domino’s Pizza, Inc.	2,471	916,148
Extended Stay America, Inc.	11,237	164,959
frontdoor, Inc. *	5,448	299,858
Graham Holdings Co., Class B	249	141,459
Grand Canyon Education, Inc. *	2,953	250,828
H&R Block, Inc.	12,281	211,602
Hilton Worldwide Holdings, Inc.	17,315	1,755,568
Hyatt Hotels Corp., Class A	2,214	145,371
MGM Resorts International	29,851	852,545
Norwegian Cruise Line Holdings Ltd. *	19,937	451,573
Planet Fitness, Inc., Class A *	5,187	373,464
Royal Caribbean Cruises Ltd.	11,637	756,405
Service Corp. International	10,674	538,290
Six Flags Entertainment Corp.	4,812	164,570
Terminix Global Holdings, Inc. *	8,365	398,843
The Wendy’s Co.	11,394	232,438
Vail Resorts, Inc.	2,531	673,145
Wyndham Destinations, Inc.	5,303	234,605
Wyndham Hotels & Resorts, Inc.	5,830	339,131
Wynn Resorts Ltd.	6,199	616,986
Yum China Holdings, Inc.	25,401	1,440,491
		17,134,539

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	2,846	313,601
AGNC Investment Corp.	34,545	538,902
Ally Financial, Inc.	23,693	896,543
Ameriprise Financial, Inc.	7,483	1,480,661
Annaly Capital Management, Inc.	88,918	722,014
Apollo Global Management, Inc.	10,793	495,830
Ares Management Corp., Class A	6,238	281,708
Cboe Global Markets, Inc.	6,829	626,424
Credit Acceptance Corp. *	625	241,106
Discover Financial Services	19,432	1,623,349
Eaton Vance Corp.	7,004	470,249
Equitable Holdings, Inc.	25,419	629,883
Evercore, Inc., Class A	2,505	273,295
FactSet Research Systems, Inc.	2,353	711,406
Franklin Resources, Inc.	17,133	450,427
Interactive Brokers Group, Inc., Class A	4,666	285,513
Invesco Ltd.	23,855	491,174
Jefferies Financial Group, Inc.	13,710	320,128
KKR & Co., Inc.	34,455	1,342,022
Lazard Ltd., Class A	6,373	262,568

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LendingTree, Inc. *	686	223,307
LPL Financial Holdings, Inc.	4,968	538,233
MarketAxess Holdings, Inc.	2,338	1,264,297
Morningstar, Inc.	1,368	314,490
MSCI, Inc.	5,164	2,041,329
Nasdaq, Inc.	7,256	981,519
New Residential Investment Corp.	26,379	247,699
Northern Trust Corp.	12,178	1,086,156
OneMain Holdings, Inc.	4,149	193,177
Raymond James Financial, Inc.	7,782	777,655
Santander Consumer USA Holdings, Inc.	4,535	100,223
SEI Investments Co.	7,125	376,556
SLM Corp.	23,737	329,470
Starwood Property Trust, Inc.	17,339	325,280
State Street Corp.	22,323	1,562,610
Synchrony Financial	36,964	1,243,839
T. Rowe Price Group, Inc.	14,348	2,245,175
The Carlyle Group, Inc.	7,522	242,735
Tradeweb Markets, Inc., Class A	5,293	321,761
Virtu Financial, Inc., Class A	3,976	110,414
Voya Financial, Inc.	7,956	441,240
		27,423,968

Energy 2.6%
Antero Midstream Corp.	18,073	146,391
Apache Corp.	23,911	341,449
Baker Hughes Co.	41,634	836,427
Cabot Oil & Gas Corp.	24,788	454,364
Cheniere Energy, Inc. *	14,677	929,494
Cimarex Energy Co.	6,339	267,379
Continental Resources, Inc.	4,732	93,173
Devon Energy Corp.	37,329	614,435
Diamondback Energy, Inc.	9,975	565,483
EQT Corp.	17,450	284,610
Equitrans Midstream Corp.	25,692	170,852
Halliburton Co.	55,557	979,470
Helmerich & Payne, Inc.	6,641	161,243
Hess Corp.	17,421	940,386
HollyFrontier Corp.	9,478	269,744
Marathon Oil Corp.	50,140	363,014
Marathon Petroleum Corp.	41,053	1,771,848
Murphy Oil Corp.	9,112	112,715
NOV, Inc.	24,598	304,523
Occidental Petroleum Corp.	53,249	1,068,175
ONEOK, Inc.	28,106	1,119,462
Pioneer Natural Resources Co.	12,802	1,547,762
Targa Resources Corp.	14,311	391,692
The Williams Cos., Inc.	77,134	1,637,555
		15,371,646

Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class A	2,809	48,792
Casey’s General Stores, Inc.	2,327	436,266
Grocery Outlet Holding Corp. *	4,617	197,100
Sprouts Farmers Market, Inc. *	7,501	169,898
The Kroger Co.	49,104	1,694,088
U.S. Foods Holding Corp. *	13,886	430,327
		2,976,471

Food, Beverage & Tobacco 2.6%
Archer-Daniels-Midland Co.	35,132	1,756,951
Beyond Meat, Inc. *	3,305	588,554
Brown-Forman Corp., Class A	2,852	188,574
Brown-Forman Corp., Class B	11,462	821,482
Bunge Ltd.	8,591	562,195
Campbell Soup Co.	12,360	594,640
Security	Number of Shares	Value ($)
Conagra Brands, Inc.	30,913	1,069,590
Flowers Foods, Inc.	12,330	283,097
Hormel Foods Corp.	17,689	828,906
Ingredion, Inc.	4,270	322,257
Kellogg Co.	15,918	938,207
Lamb Weston Holdings, Inc.	9,246	690,676
McCormick & Co., Inc. - Non Voting Shares	15,727	1,408,196
Molson Coors Beverage Co., Class B	11,266	565,103
Pilgrim’s Pride Corp. *	3,327	64,477
Post Holdings, Inc. *	4,030	382,245
Seaboard Corp.	16	50,339
The Boston Beer Co., Inc., Class A *	563	516,209
The Hain Celestial Group, Inc. *	5,336	221,898
The Hershey Co.	9,355	1,360,591
The JM Smucker Co.	7,005	815,452
TreeHouse Foods, Inc. *	3,599	151,986
Tyson Foods, Inc., Class A	18,231	1,172,436
		15,354,061

Health Care Equipment & Services 7.1%
ABIOMED, Inc. *	2,807	977,538
Acadia Healthcare Co., Inc. *	5,590	283,301
Align Technology, Inc. *	4,950	2,600,631
Amedisys, Inc. *	2,028	582,665
American Well Corp., Class A *	3,610	127,830
AmerisourceBergen Corp.	9,241	962,912
Cardinal Health, Inc.	18,552	996,799
Cerner Corp.	19,293	1,545,562
Change Healthcare, Inc. *	15,416	367,826
Chemed Corp.	980	507,542
DaVita, Inc. *	4,826	566,428
DENTSPLY SIRONA, Inc.	13,858	741,264
Encompass Health Corp.	6,226	500,570
Envista Holdings Corp. *	10,087	358,492
Globus Medical, Inc., Class A *	4,811	296,791
Guardant Health, Inc. *	5,206	809,533
Haemonetics Corp. *	3,157	360,814
Henry Schein, Inc. *	9,028	594,494
Hill-Rom Holdings, Inc.	4,214	404,713
Hologic, Inc. *	16,257	1,296,171
ICU Medical, Inc. *	1,227	250,897
IDEXX Laboratories, Inc. *	5,335	2,553,758
Insulet Corp. *	4,158	1,110,934
Integra LifeSciences Holdings Corp. *	4,524	298,765
Laboratory Corp. of America Holdings *	6,149	1,407,568
Masimo Corp. *	3,098	792,840
McKesson Corp.	10,248	1,787,969
Molina Healthcare, Inc. *	3,726	795,911
Novocure Ltd. *	6,386	1,027,891
Oak Street Health, Inc. *	1,466	76,041
Penumbra, Inc. *	2,086	544,634
Premier, Inc., Class A	7,715	261,307
Quest Diagnostics, Inc.	8,476	1,094,675
Quidel Corp. *	2,355	591,034
ResMed, Inc.	9,089	1,832,070
STERIS plc	5,329	997,109
Tandem Diabetes Care, Inc. *	3,834	355,220
Teladoc Health, Inc. *	6,823	1,800,112
Teleflex, Inc.	2,944	1,111,743
The Cooper Cos., Inc.	3,087	1,123,791
Universal Health Services, Inc., Class B	4,663	581,383
Varian Medical Systems, Inc. *	5,753	1,010,054
Veeva Systems, Inc., Class A *	8,576	2,370,749
West Pharmaceutical Services, Inc.	4,653	1,393,527
Zimmer Biomet Holdings, Inc.	13,138	2,018,916
		42,070,774

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.7%
Church & Dwight Co., Inc.	15,749	1,329,688
Coty, Inc., Class A	18,156	115,654
Energizer Holdings, Inc.	3,922	171,940
Herbalife Nutrition Ltd. *	5,724	291,695
Nu Skin Enterprises, Inc., Class A	3,197	185,010
Reynolds Consumer Products, Inc.	3,156	94,680
Spectrum Brands Holdings, Inc.	2,680	202,528
The Clorox Co.	8,000	1,675,680
		4,066,875

Insurance 3.3%
Alleghany Corp.	869	492,593
American Financial Group, Inc.	4,509	424,477
American National Group, Inc.	479	42,334
Arch Capital Group Ltd. *	24,929	783,020
Arthur J. Gallagher & Co.	12,109	1,397,500
Assurant, Inc.	3,721	504,084
Assured Guaranty Ltd.	4,960	177,320
Athene Holding Ltd., Class A *	7,251	296,493
Axis Capital Holdings Ltd.	5,281	242,398
Brighthouse Financial, Inc. *	5,642	199,501
Brown & Brown, Inc.	14,926	643,161
Cincinnati Financial Corp.	9,494	798,350
CNA Financial Corp.	1,766	67,850
Erie Indemnity Co., Class A	1,591	386,772
Everest Re Group Ltd.	2,493	526,222
Fidelity National Financial, Inc.	17,411	632,019
First American Financial Corp.	6,903	360,958
Globe Life, Inc.	6,530	590,247
GoHealth, Inc., Class A *	2,535	33,741
Kemper Corp.	3,916	275,491
Lemonade, Inc. *	946	137,407
Lincoln National Corp.	12,194	554,705
Loews Corp.	14,825	671,424
Markel Corp. *	857	830,844
Mercury General Corp.	1,715	90,912
Old Republic International Corp.	17,895	323,900
Primerica, Inc.	2,486	346,325
Principal Financial Group, Inc.	17,231	848,971
Prudential Financial, Inc.	25,102	1,964,985
Reinsurance Group of America, Inc.	4,288	450,454
RenaissanceRe Holdings Ltd.	3,207	482,461
The Hanover Insurance Group, Inc.	2,351	264,417
The Hartford Financial Services Group, Inc.	22,671	1,088,661
Unum Group	12,895	299,551
W.R. Berkley Corp.	8,811	547,516
White Mountains Insurance Group Ltd.	192	195,840
Willis Towers Watson plc	8,160	1,655,990
		19,628,894

Materials 5.3%
Albemarle Corp.	6,691	1,088,358
Amcor plc	99,918	1,093,103
AptarGroup, Inc.	4,067	540,789
Ardagh Group S.A.	1,162	19,754
Ashland Global Holdings, Inc.	3,493	279,405
Avery Dennison Corp.	5,279	796,443
Axalta Coating Systems Ltd. *	13,357	360,505
Ball Corp.	20,230	1,780,645
Berry Global Group, Inc. *	8,414	415,399
Cabot Corp.	3,546	155,705
Celanese Corp.	7,390	902,688
CF Industries Holdings, Inc.	13,518	559,375
Corteva, Inc.	47,566	1,895,981
Crown Holdings, Inc. *	8,218	740,853
Security	Number of Shares	Value ($)
Eagle Materials, Inc.	2,615	287,728
Eastman Chemical Co.	8,603	846,105
Element Solutions, Inc.	13,685	233,056
FMC Corp.	8,212	889,277
Freeport-McMoRan, Inc. *	91,968	2,474,859
Graphic Packaging Holding Co.	17,062	267,191
Huntsman Corp.	12,688	335,217
International Flavors & Fragrances, Inc. (a)	6,811	765,420
International Paper Co.	24,935	1,254,480
LyondellBasell Industries N.V., Class A	16,263	1,394,715
Martin Marietta Materials, Inc.	3,941	1,132,683
NewMarket Corp.	440	172,564
Nucor Corp.	19,117	931,571
Olin Corp.	9,026	215,812
Packaging Corp. of America	5,940	798,692
PPG Industries, Inc.	14,961	2,015,396
Reliance Steel & Aluminum Co.	4,014	465,945
Royal Gold, Inc.	4,144	442,911
RPM International, Inc.	8,103	668,254
Sealed Air Corp.	9,822	415,176
Silgan Holdings, Inc.	4,968	180,984
Sonoco Products Co.	6,336	366,918
Steel Dynamics, Inc.	12,670	434,201
The Chemours Co.	10,318	271,776
The Mosaic Co.	21,871	567,771
The Scotts Miracle-Gro Co.	2,566	568,138
Valvoline, Inc.	11,694	277,616
Vulcan Materials Co.	8,380	1,249,793
W.R. Grace & Co.	3,570	207,131
Westlake Chemical Corp.	2,143	163,854
WestRock Co.	16,258	673,569
		31,597,806

Media & Entertainment 5.0%
Altice USA, Inc., Class A *	18,552	659,895
Cable One, Inc.	339	678,000
Discovery, Inc., Class A *	9,890	409,644
Discovery, Inc., Class C *	19,669	689,005
DISH Network Corp., Class A *	15,545	451,116
Fox Corp., Class A	21,143	659,239
Fox Corp., Class B	10,056	300,574
IAC/InterActiveCorp *	4,756	998,522
John Wiley & Sons, Inc., Class A	2,756	125,701
Liberty Broadband Corp., Class A *	1,574	228,498
Liberty Broadband Corp., Class C *	10,125	1,478,756
Liberty Media Corp. - Liberty Formula One, Class A *	1,610	58,362
Liberty Media Corp. - Liberty Formula One, Class C *	12,526	503,921
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,280	213,418
Liberty Media Corp. - Liberty SiriusXM, Class C *	11,014	446,728
Lions Gate Entertainment Corp., Class A *	3,813	53,344
Lions Gate Entertainment Corp., Class B *	7,249	89,598
Live Nation Entertainment, Inc. *	8,980	596,721
Madison Square Garden Entertainment Corp. *	1,181	104,814
Madison Square Garden Sports Corp. *	1,199	194,106
Match Group, Inc. *	14,198	1,985,732
News Corp., Class A	24,553	476,328
News Corp., Class B	7,720	145,754
Nexstar Media Group, Inc., Class A	2,694	306,227
Omnicom Group, Inc.	13,486	841,257
Pinterest, Inc., Class A *	25,473	1,745,155
Roku, Inc. *	6,907	2,687,030
Sirius XM Holdings, Inc.	72,331	452,792

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spotify Technology S.A. *	8,302	2,615,130
Take-Two Interactive Software, Inc. *	7,229	1,449,053
The Interpublic Group of Cos., Inc.	24,597	592,050
The New York Times Co., Class A	10,299	510,727
TripAdvisor, Inc. *	6,347	196,567
Twitter, Inc. *	49,444	2,498,405
ViacomCBS, Inc. Class A	661	32,164
ViacomCBS, Inc., Class B	34,425	1,669,612
World Wrestling Entertainment, Inc., Class A	2,924	164,709
Zillow Group, Inc., Class A *	3,714	515,206
Zillow Group, Inc., Class C *	9,179	1,197,492
Zynga, Inc., Class A *	56,164	556,585
		29,577,937

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
10X Genomics, Inc., Class A *	3,637	622,472
ACADIA Pharmaceuticals, Inc. *	7,037	338,128
Acceleron Pharma, Inc. *	3,254	375,935
Adaptive Biotechnologies Corp. *	4,858	269,473
Agilent Technologies, Inc.	19,617	2,357,375
Agios Pharmaceuticals, Inc. *	3,885	182,478
Alexion Pharmaceuticals, Inc. *	13,487	2,067,962
Alkermes plc *	10,069	211,348
Alnylam Pharmaceuticals, Inc. *	7,316	1,100,912
Avantor, Inc. *	31,393	925,780
Berkeley Lights, Inc. *	786	56,592
Bio-Rad Laboratories, Inc., Class A *	1,338	767,704
Bio-Techne Corp.	2,408	782,383
BioMarin Pharmaceutical, Inc. *	11,447	947,583
Bluebird Bio, Inc. *	4,213	187,689
Bruker Corp.	6,535	378,311
Catalent, Inc. *	10,299	1,184,900
Charles River Laboratories International, Inc. *	3,097	802,278
Elanco Animal Health, Inc. *	28,806	836,238
Exact Sciences Corp. *	9,423	1,292,459
Exelixis, Inc. *	19,433	431,607
Global Blood Therapeutics, Inc. *	3,779	189,403
Horizon Therapeutics plc *	12,363	896,070
Incyte Corp. *	11,541	1,035,805
Ionis Pharmaceuticals, Inc. *	8,278	497,259
Iovance Biotherapeutics, Inc. *	8,765	384,258
IQVIA Holdings, Inc. *	12,057	2,143,735
Jazz Pharmaceuticals plc *	3,422	532,121
Mettler-Toledo International, Inc. *	1,496	1,747,478
Moderna, Inc. *	18,103	3,134,715
Nektar Therapeutics *	11,063	217,941
Neurocrine Biosciences, Inc. *	5,826	639,403
PerkinElmer, Inc.	7,058	1,038,020
Perrigo Co., plc	8,639	368,885
PPD, Inc. *	10,168	327,003
PRA Health Sciences, Inc. *	3,994	492,221
QIAGEN N.V. *	14,256	771,962
Reata Pharmaceuticals, Inc., Class A *	1,536	159,114
Repligen Corp. *	3,309	661,800
Royalty Pharma plc, Class A	6,921	325,356
Sage Therapeutics, Inc. *	3,255	262,516
Sarepta Therapeutics, Inc. *	4,762	425,723
Seagen, Inc. *	8,033	1,319,581
Syneos Health, Inc. *	4,748	353,014
United Therapeutics Corp. *	2,745	449,686
Viatris, Inc. *	76,497	1,299,684
Waters Corp. *	3,880	1,026,920
		36,819,280

Security	Number of Shares	Value ($)
Real Estate 6.8%
Alexandria Real Estate Equities, Inc.	8,495	1,419,600
American Campus Communities, Inc.	8,682	357,351
American Homes 4 Rent, Class A	17,262	521,830
Americold Realty Trust	12,871	449,327
Apartment Income REIT Corp. *	9,388	363,973
Apartment Investment & Management Co., Class A	9,267	42,536
Apple Hospitality REIT, Inc.	13,278	165,709
AvalonBay Communities, Inc.	8,927	1,461,082
Boston Properties, Inc.	9,868	900,652
Brandywine Realty Trust	10,783	118,613
Brixmor Property Group, Inc.	18,738	317,234
Brookfield Property REIT, Inc., Class A	2,388	41,432
Camden Property Trust	5,974	610,244
CBRE Group, Inc., Class A *	21,158	1,290,215
CoreSite Realty Corp.	2,544	342,015
Corporate Office Properties Trust	7,071	185,755
Cousins Properties, Inc.	9,426	297,296
CubeSmart	12,210	425,396
CyrusOne, Inc.	7,608	555,004
Douglas Emmett, Inc.	10,544	292,174
Duke Realty Corp.	23,375	924,715
Empire State Realty Trust, Inc., Class A	9,004	88,779
EPR Properties	4,674	185,277
Equity Commonwealth	7,425	211,687
Equity LifeStyle Properties, Inc.	11,017	670,274
Equity Residential	23,317	1,437,260
Essex Property Trust, Inc.	4,138	991,506
Extra Space Storage, Inc.	8,000	910,320
Federal Realty Investment Trust	4,758	416,611
First Industrial Realty Trust, Inc.	8,148	331,135
Gaming & Leisure Properties, Inc.	13,762	566,031
Healthcare Trust of America, Inc., Class A	13,761	388,748
Healthpeak Properties, Inc.	34,221	1,014,653
Highwoods Properties, Inc.	6,506	243,910
Host Hotels & Resorts, Inc.	44,276	599,940
Hudson Pacific Properties, Inc.	9,487	222,375
Invitation Homes, Inc.	35,599	1,049,459
Iron Mountain, Inc.	18,115	609,932
JBG SMITH Properties	7,678	229,265
Jones Lang LaSalle, Inc. *	3,258	476,352
Kilroy Realty Corp.	7,261	411,190
Kimco Realty Corp.	26,148	431,704
Lamar Advertising Co., Class A	5,470	441,867
Life Storage, Inc.	4,580	373,636
Medical Properties Trust, Inc.	35,720	754,049
Mid-America Apartment Communities, Inc.	7,228	959,517
National Retail Properties, Inc.	10,936	426,504
Omega Healthcare Investors, Inc.	14,238	515,700
Outfront Media, Inc.	9,145	166,713
Paramount Group, Inc.	11,923	105,996
Park Hotels & Resorts, Inc.	14,857	247,815
Rayonier, Inc.	8,340	256,455
Realty Income Corp.	22,302	1,317,156
Regency Centers Corp.	10,661	502,986
Rexford Industrial Realty, Inc.	7,859	384,620
Simon Property Group, Inc.	20,514	1,906,366
SL Green Realty Corp.	4,637	312,913
Spirit Realty Capital, Inc.	6,895	265,871
STORE Capital Corp.	15,272	473,737
Sun Communities, Inc.	6,712	960,689
The Howard Hughes Corp. *	2,466	212,495
UDR, Inc.	18,565	713,824
Ventas, Inc.	23,672	1,090,569
VEREIT, Inc.	13,839	487,548
VICI Properties, Inc.	33,915	857,371
Vornado Realty Trust	11,093	441,058

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weingarten Realty Investors	7,748	174,408
Welltower, Inc.	26,521	1,607,173
Weyerhaeuser Co.	47,379	1,477,751
WP Carey, Inc.	11,038	732,923
		40,736,271

Retailing 4.0%
Advance Auto Parts, Inc.	4,141	617,589
AutoNation, Inc. *	3,619	257,962
AutoZone, Inc. *	1,481	1,656,306
Best Buy Co., Inc.	14,477	1,575,387
Burlington Stores, Inc. *	4,121	1,025,717
CarMax, Inc. *	10,315	1,214,901
Carvana Co. *	3,541	924,874
Dick’s Sporting Goods, Inc.	3,905	261,674
Dollar Tree, Inc. *	14,883	1,513,006
Etsy, Inc. *	7,483	1,489,790
Expedia Group, Inc.	8,573	1,063,909
Five Below, Inc. *	3,457	607,499
Floor & Decor Holdings, Inc., Class A *	5,944	547,264
Foot Locker, Inc.	6,546	286,846
Genuine Parts Co.	8,910	836,471
GrubHub, Inc. *	5,814	437,620
Kohl’s Corp.	10,011	441,085
L Brands, Inc.	14,522	591,917
Leslie’s, Inc. *	2,940	84,084
LKQ Corp. *	19,183	673,131
Nordstrom, Inc.	6,888	244,180
O'Reilly Automotive, Inc. *	4,531	1,927,804
Ollie’s Bargain Outlet Holdings, Inc. *	3,464	328,145
Penske Automotive Group, Inc.	2,015	120,578
Pool Corp.	2,459	870,929
Qurate Retail, Inc. Class A	24,227	305,260
The Gap, Inc. *	11,521	233,300
Tractor Supply Co.	7,329	1,038,812
Ulta Beauty, Inc. *	3,415	955,380
Vroom, Inc. *	1,727	63,605
Wayfair, Inc., Class A *	4,489	1,222,444
Williams-Sonoma, Inc.	4,866	627,325
		24,044,794

Semiconductors & Semiconductor Equipment 3.9%
Allegro MicroSystems, Inc. *	1,862	51,987
Cirrus Logic, Inc. *	3,675	344,311
Cree, Inc. *	6,997	707,257
Enphase Energy, Inc. *	6,697	1,221,198
Entegris, Inc.	8,493	835,626
First Solar, Inc. *	5,815	576,557
Inphi Corp. *	3,024	509,877
KLA Corp.	9,844	2,757,009
Marvell Technology Group Ltd.	42,245	2,173,928
Maxim Integrated Products, Inc.	16,831	1,476,247
Microchip Technology, Inc.	15,841	2,156,118
MKS Instruments, Inc.	3,456	546,290
Monolithic Power Systems, Inc.	2,759	980,245
ON Semiconductor Corp. *	25,727	887,324
Qorvo, Inc. *	7,232	1,235,804
Skyworks Solutions, Inc.	10,574	1,789,649
SolarEdge Technologies, Inc. *	3,097	892,958
Teradyne, Inc.	10,487	1,190,065
Universal Display Corp.	2,719	627,600
Xilinx, Inc.	15,489	2,022,399
		22,982,449

Security	Number of Shares	Value ($)
Software & Services 12.1%
2U, Inc. *	4,378	179,060
Akamai Technologies, Inc. *	10,138	1,125,622
Alliance Data Systems Corp.	2,950	199,568
Alteryx, Inc., Class A *	3,397	428,192
Amdocs Ltd.	8,302	586,287
Anaplan, Inc. *	8,425	561,947
ANSYS, Inc. *	5,433	1,925,292
Aspen Technology, Inc. *	4,281	573,226
Avalara, Inc. *	5,229	784,350
BigCommerce Holdings, Inc. *	795	63,552
Bill.com Holdings, Inc. *	4,631	564,426
Black Knight, Inc. *	9,591	783,489
Booz Allen Hamilton Holding Corp.	8,577	730,503
Broadridge Financial Solutions, Inc.	7,256	1,025,345
CACI International, Inc., Class A *	1,580	381,128
Cadence Design Systems, Inc. *	17,487	2,280,130
CDK Global, Inc.	7,701	384,280
Ceridian HCM Holding, Inc. *	7,303	678,522
Citrix Systems, Inc.	7,816	1,041,951
Cloudflare, Inc., Class A *	6,906	529,414
Concentrix Corp. *	2,627	280,879
Coupa Software, Inc. *	4,358	1,350,413
Crowdstrike Holdings, Inc., Class A *	9,619	2,075,780
Datadog, Inc., Class A *	9,667	993,284
Datto Holding Corp. *	1,463	34,907
DocuSign, Inc. *	11,307	2,633,287
Dropbox, Inc., Class A *	15,566	352,259
Duck Creek Technologies, Inc. *	1,578	76,281
DXC Technology Co.	16,030	452,046
Dynatrace, Inc. *	11,573	480,395
Elastic N.V. *	4,182	635,497
EPAM Systems, Inc. *	3,369	1,160,385
Euronet Worldwide, Inc. *	3,178	397,123
Everbridge, Inc. *	2,221	295,238
Fair Isaac Corp. *	1,775	798,945
Fastly, Inc., Class A *	4,991	545,766
FireEye, Inc. *	14,114	296,394
Five9, Inc. *	3,910	650,037
FleetCor Technologies, Inc. *	5,229	1,269,340
Fortinet, Inc. *	8,431	1,220,387
Gartner, Inc. *	5,488	833,682
Genpact Ltd.	11,872	454,460
Globant S.A. *	2,436	467,712
GoDaddy, Inc., Class A *	10,666	838,134
Guidewire Software, Inc. *	5,318	610,187
HubSpot, Inc. *	2,625	977,025
Jack Henry & Associates, Inc.	4,831	699,480
Jamf Holding Corp. *	1,990	73,491
JFrog Ltd. *	866	54,099
Leidos Holdings, Inc.	8,533	905,010
Manhattan Associates, Inc. *	3,999	452,807
McAfee Corp., Class A	2,419	45,598
Medallia, Inc. *	5,503	228,374
MongoDB, Inc. *	3,229	1,193,471
nCino, Inc. *	913	65,462
New Relic, Inc. *	3,294	247,643
NortonLifeLock, Inc.	34,813	733,510
Nuance Communications, Inc. *	17,828	811,887
Nutanix, Inc., Class A *	12,217	372,863
Okta, Inc. *	7,292	1,888,701
PagerDuty, Inc. *	4,395	214,168
Palo Alto Networks, Inc. *	5,905	2,071,179
Paychex, Inc.	20,353	1,777,224
Paycom Software, Inc. *	3,124	1,186,308
Paylocity Holding Corp. *	2,420	453,653
Pegasystems, Inc.	2,508	319,645
Pluralsight, Inc., Class A *	5,631	117,125

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Proofpoint, Inc. *	3,583	462,494
PTC, Inc. *	6,618	879,598
RealPage, Inc. *	5,557	481,069
RingCentral, Inc., Class A *	4,991	1,861,244
Sabre Corp.	20,225	218,026
Science Applications International Corp.	3,690	354,351
Slack Technologies, Inc., Class A *	24,172	1,019,333
Smartsheet, Inc., Class A *	7,062	492,504
SolarWinds Corp. *	2,880	48,413
Splunk, Inc. *	10,083	1,663,997
SS&C Technologies Holdings, Inc.	14,249	895,977
StoneCo Ltd., Class A *	12,784	919,170
Switch, Inc., Class A	4,985	85,842
Synopsys, Inc. *	9,591	2,450,021
Teradata Corp. *	6,858	184,480
The Trade Desk, Inc., Class A *	2,621	2,007,660
The Western Union Co.	25,963	578,196
Twilio, Inc., Class A *	8,879	3,191,379
Tyler Technologies, Inc. *	2,514	1,062,894
Unity Software, Inc. *	1,826	273,571
VeriSign, Inc. *	6,403	1,242,630
WEX, Inc. *	2,790	526,194
Zendesk, Inc. *	7,321	1,055,981
Zscaler, Inc. *	4,581	914,826
		71,787,675

Technology Hardware & Equipment 4.3%
Amphenol Corp., Class A	18,509	2,311,404
Arista Networks, Inc. *	3,722	1,144,738
Arrow Electronics, Inc. *	4,736	462,376
Avnet, Inc.	6,211	219,310
CDW Corp.	8,996	1,184,413
Ciena Corp. *	9,670	516,281
Cognex Corp.	10,625	872,631
Coherent, Inc. *	1,526	306,482
CommScope Holding Co., Inc. *	12,423	182,494
Corning, Inc.	47,547	1,705,511
Dolby Laboratories, Inc., Class A	3,983	350,624
EchoStar Corp., Class A *	3,097	64,851
F5 Networks, Inc. *	3,864	757,151
FLIR Systems, Inc.	8,299	431,963
Hewlett Packard Enterprise Co.	81,796	1,009,363
HP, Inc.	87,186	2,122,107
IPG Photonics Corp. *	2,241	500,707
Jabil, Inc.	9,300	384,741
Juniper Networks, Inc.	20,812	508,229
Keysight Technologies, Inc. *	11,861	1,679,399
Littelfuse, Inc.	1,488	362,135
Lumentum Holdings, Inc. *	4,730	443,674
Motorola Solutions, Inc.	10,786	1,807,194
National Instruments Corp.	8,201	339,521
NCR Corp. *	8,069	269,182
NetApp, Inc.	14,038	932,685
Pure Storage, Inc., Class A *	15,309	354,097
SYNNEX Corp.	2,648	216,130
Trimble, Inc. *	15,814	1,042,301
Ubiquiti, Inc.	532	163,851
ViaSat, Inc. *	3,706	161,359
Vontier Corp. *	9,689	314,214
Western Digital Corp.	19,310	1,089,663
Xerox Holdings Corp.	10,734	225,736
Zebra Technologies Corp., Class A *	3,328	1,290,698
		25,727,215

Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Lumen Technologies, Inc.	69,377	858,887
Telephone & Data Systems, Inc.	6,310	118,312
United States Cellular Corp. *	965	30,089
		1,007,288

Transportation 2.2%
Alaska Air Group, Inc.	7,592	370,717
AMERCO	563	260,354
American Airlines Group, Inc.	34,439	591,318
C.H. Robinson Worldwide, Inc.	8,402	718,875
Copa Holdings S.A., Class A	1,976	152,883
Delta Air Lines, Inc.	40,437	1,534,989
Expeditors International of Washington, Inc.	10,706	958,401
JB Hunt Transport Services, Inc.	5,313	715,449
JetBlue Airways Corp. *	19,640	281,638
Kansas City Southern	5,924	1,200,617
Kirby Corp. *	3,795	192,634
Knight-Swift Transportation Holdings, Inc.	7,899	315,960
Landstar System, Inc.	2,410	335,954
Lyft, Inc., Class A *	15,648	695,710
Macquarie Infrastructure Corp.	4,691	130,363
Old Dominion Freight Line, Inc.	6,187	1,200,278
Ryder System, Inc.	3,348	209,551
Schneider National, Inc., Class B	3,703	77,763
Southwest Airlines Co.	37,368	1,641,950
United Airlines Holdings, Inc. *	18,396	735,656
XPO Logistics, Inc. *	5,752	635,078
		12,956,138

Utilities 5.0%
Alliant Energy Corp.	15,842	770,713
Ameren Corp.	15,612	1,135,305
American Water Works Co., Inc.	11,491	1,827,299
Atmos Energy Corp.	7,906	703,634
Avangrid, Inc.	3,577	165,508
CenterPoint Energy, Inc.	31,919	673,172
CMS Energy Corp.	18,114	1,030,324
Consolidated Edison, Inc.	21,243	1,503,579
DTE Energy Co.	12,182	1,446,247
Edison International	22,684	1,319,301
Entergy Corp.	12,742	1,214,695
Essential Utilities, Inc.	14,168	655,978
Evergy, Inc.	14,356	771,348
Eversource Energy	21,774	1,905,225
FirstEnergy Corp.	34,377	1,057,436
Hawaiian Electric Industries, Inc.	6,780	224,147
IDACORP, Inc.	3,197	282,295
MDU Resources Group, Inc.	12,685	333,489
National Fuel Gas Co.	5,514	221,994
NiSource, Inc.	24,233	536,761
NRG Energy, Inc.	15,407	638,004
OGE Energy Corp.	12,633	385,559
PG&E Corp. *	83,946	959,503
Pinnacle West Capital Corp.	7,125	536,156
PPL Corp.	48,881	1,352,537
Public Service Enterprise Group, Inc.	32,039	1,807,961
The AES Corp.	41,925	1,022,551
UGI Corp.	13,155	473,448
Vistra Corp.	30,905	617,173
WEC Energy Group, Inc.	20,028	1,780,489
Xcel Energy, Inc.	33,333	2,132,979
		29,484,810
Total Common Stock
(Cost $455,216,987)		590,482,151

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 0.9% of net assets

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	16,500	1,127,775

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,326,333	3,326,333

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	919,200	919,200
Total Other Investment Companies
(Cost $5,329,624)		5,373,308

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/19/21	12	2,802,840	(40,314)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $887,534.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$590,482,151	$—	$—	$590,482,151
Other Investment Companies[1]	5,373,308	—	—	5,373,308
Liabilities
Futures Contracts[2]	(40,314)	—	—	(40,314)
Total	$595,815,145	$—	$—	$595,815,145
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 7.1%
Afterpay Ltd. *	98,242	10,029,007
AGL Energy Ltd.	303,688	2,654,705
AMP Ltd.	1,634,182	1,843,276
Ampol Ltd.	115,943	2,308,433
APA Group	547,702	4,072,336
Aristocrat Leisure Ltd.	271,375	6,393,004
ASX Ltd.	89,523	4,891,716
Aurizon Holdings Ltd.	888,743	2,506,864
AusNet Services	848,591	1,117,078
Australia & New Zealand Banking Group Ltd.	1,319,984	23,764,948
BHP Group Ltd.	1,369,998	45,688,060
BlueScope Steel Ltd.	234,464	2,943,680
Brambles Ltd.	693,592	5,580,735
CIMIC Group Ltd. *	43,905	823,422
Coca-Cola Amatil Ltd.	235,954	2,348,707
Cochlear Ltd.	30,647	4,608,060
Coles Group Ltd.	614,473	8,506,320
Commonwealth Bank of Australia	823,496	52,285,249
Computershare Ltd.	231,330	2,524,905
Crown Resorts Ltd.	185,263	1,352,996
CSL Ltd.	211,471	43,842,485
Dexus	504,150	3,452,513
Evolution Mining Ltd.	740,504	2,644,664
Fortescue Metals Group Ltd.	784,535	12,922,647
Goodman Group	773,341	10,406,832
Insurance Australia Group Ltd.	1,146,750	4,227,023
James Hardie Industries plc *	205,766	5,751,328
Lendlease Corp. Ltd.	313,280	2,856,240
Macquarie Group Ltd.	159,270	15,883,751
Magellan Financial Group Ltd.	59,260	2,153,081
Medibank Pvt Ltd.	1,250,365	2,777,430
Mirvac Group	1,893,492	3,416,894
National Australia Bank Ltd.	1,535,407	27,522,309
Newcrest Mining Ltd.	383,456	7,288,136
Northern Star Resources Ltd.	350,110	3,388,107
Oil Search Ltd.	928,492	2,729,711
Orica Ltd.	197,090	2,287,755
Origin Energy Ltd.	822,521	2,956,498
Qantas Airways Ltd. *	432,843	1,481,008
QBE Insurance Group Ltd.	686,149	4,208,582
Ramsay Health Care Ltd.	87,618	4,204,281
REA Group Ltd.	24,540	2,727,721
Rio Tinto Ltd.	171,748	14,375,130
Santos Ltd.	827,259	4,077,410
Scentre Group	2,426,051	5,025,908
SEEK Ltd.	155,688	3,317,232
Sonic Healthcare Ltd.	208,550	5,450,218
South32 Ltd.	2,288,246	4,413,233
Stockland	1,127,657	3,805,611
Suncorp Group Ltd.	601,242	4,606,426
Sydney Airport *	604,158	2,625,247
Security	Number of Shares	Value ($)
Tabcorp Holdings Ltd.	977,025	2,960,759
Telstra Corp. Ltd.	1,934,856	4,595,032
The GPT Group	905,068	2,974,332
TPG Telecom Ltd. *	163,795	919,563
Transurban Group	1,273,467	12,831,585
Treasury Wine Estates Ltd.	330,306	2,527,084
Vicinity Centres	1,861,121	2,165,583
Washington H Soul Pattinson & Co., Ltd.	53,337	1,104,829
Wesfarmers Ltd.	529,663	21,985,956
Westpac Banking Corp.	1,673,942	26,835,282
WiseTech Global Ltd.	64,802	1,535,440
Woodside Petroleum Ltd.	446,554	8,288,731
Woolworths Group Ltd.	583,569	18,151,171
Xero Ltd *	56,129	5,537,054
		515,481,313

Austria 0.2%
Erste Group Bank AG *	131,871	4,027,231
OMV AG	67,724	2,841,823
Raiffeisen Bank International AG *	64,183	1,254,681
Verbund AG	31,514	2,840,436
Voestalpine AG	54,656	1,994,801
		12,958,972

Belgium 1.0%
Ageas S.A./N.V.	81,604	4,177,877
Anheuser-Busch InBev S.A./N.V.	353,999	22,221,459
Argenx SE *	20,857	6,081,827
Elia Group S.A./N.V.	14,667	1,765,122
Etablissements Franz Colruyt N.V.	26,113	1,610,820
Galapagos N.V. *	19,226	2,010,505
Groupe Bruxelles Lambert S.A.	52,501	5,193,407
KBC Group N.V. *	115,768	8,073,025
Proximus	73,240	1,543,400
Sofina S.A.	7,570	2,447,070
Solvay S.A.	35,000	3,980,900
UCB S.A.	58,840	6,093,015
Umicore S.A.	93,834	5,314,709
		70,513,136

Denmark 2.4%
Ambu A/S, Class B	74,630	3,514,500
AP Moller - Maersk A/S, Series A	1,504	2,836,852
AP Moller - Maersk A/S, Series B	2,851	5,856,428
Carlsberg A/S, Class B	48,101	7,027,174
Chr. Hansen Holding A/S *	50,016	4,524,897
Coloplast A/S, Class B	54,855	8,188,087
Danske Bank A/S *	325,421	5,539,927
Demant A/S *	49,165	1,762,190
DSV PANALPINA A/S	96,071	14,989,503
Genmab A/S *	30,792	12,259,662
GN Store Nord A/S	58,891	4,486,489

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
H. Lundbeck A/S	33,700	1,199,041
Novo Nordisk A/S, Class B	800,889	55,796,484
Novozymes A/S, Class B	95,965	5,759,672
Orsted A/S	87,528	16,623,933
Pandora A/S	46,606	4,484,725
Rockwool International A/S, B Shares	3,643	1,374,328
Tryg A/S	68,305	2,124,982
Vestas Wind Systems A/S	91,862	19,724,398
		178,073,272

Finland 1.1%
Elisa Oyj	67,056	3,992,302
Fortum Oyj	206,839	5,002,998
Kesko Oyj, B Shares	126,908	3,295,371
Kone Oyj, Class B	157,894	12,417,582
Neste Oyj	198,638	13,992,174
Nokia Oyj *	2,641,659	12,694,725
Orion Oyj, Class B	49,103	2,252,919
Sampo Oyj, A Shares	220,253	9,259,784
Stora Enso Oyj, R Shares	271,703	4,930,771
UPM-Kymmene Oyj	250,400	8,947,292
Wartsila Oyj Abp	203,922	1,998,872
		78,784,790

France 10.7%
Accor S.A. *	82,913	2,788,013
Aeroports de Paris *	13,436	1,541,991
Air Liquide S.A.	220,420	36,049,009
Airbus SE *	274,858	27,639,059
Alstom S.A. *	115,761	6,276,511
Amundi S.A. *	28,133	2,093,700
ArcelorMittal S.A. *	330,488	7,237,465
Arkema S.A.	33,052	3,657,520
Atos SE *	46,106	3,538,153
AXA S.A.	896,766	19,867,264
BioMerieux	19,865	3,070,835
BNP Paribas S.A. *	522,643	25,063,690
Bollore S.A.	392,631	1,590,028
Bouygues S.A.	105,116	4,123,887
Bureau Veritas S.A. *	141,250	3,706,363
Capgemini SE	75,543	10,916,785
Carrefour S.A.	288,202	4,887,173
Cie de Saint-Gobain *	241,467	12,003,610
CNP Assurances *	84,529	1,281,126
Compagnie Generale des Etablissements Michelin S.C.A.	78,480	10,815,123
Covivio	25,562	2,098,903
Credit Agricole S.A. *	539,333	6,104,229
Danone S.A.	288,120	19,159,574
Dassault Aviation S.A. *	1,215	1,266,802
Dassault Systemes SE	61,724	12,321,554
Edenred	114,555	6,204,736
Eiffage S.A. *	38,986	3,538,666
Electricite de France S.A. *	286,017	3,556,495
Engie S.A. *	849,518	13,183,891
EssilorLuxottica S.A.	132,469	18,738,757
Eurazeo SE *	19,279	1,350,202
Eurofins Scientific SE *	62,065	5,957,415
Faurecia SE *	37,089	1,940,913
Gecina S.A.	21,205	3,012,681
Getlink SE *	202,779	3,124,959
Hermes International	14,676	14,974,456
Iliad S.A.	6,992	1,293,047
Ipsen S.A.	17,626	1,537,724
Kering S.A.	35,094	23,033,350
Klepierre S.A.	96,232	2,306,404
L'Oreal S.A.	117,131	41,206,692
Security	Number of Shares	Value ($)
La Francaise des Jeux SAEM	40,410	1,735,675
Legrand S.A.	123,508	11,348,766
LVMH Moet Hennessy Louis Vuitton SE	129,255	78,146,929
Natixis S.A. *	443,808	1,670,607
Orange S.A.	920,934	10,808,469
Orpea S.A. *	24,543	3,395,795
Pernod-Ricard S.A.	97,778	18,427,436
Publicis Groupe S.A.	101,314	5,243,459
Remy Cointreau S.A.	10,702	1,984,986
Renault S.A. *	91,157	3,876,772
Safran S.A. *	148,244	18,635,393
Sanofi	526,711	49,536,248
Sartorius Stedim Biotech	12,681	5,309,212
Schneider Electric SE	250,698	36,692,320
SCOR SE *	72,951	2,218,337
SEB S.A.	10,623	2,018,772
SES S.A.	171,330	1,460,463
Societe Generale S.A. *	378,178	7,050,371
Sodexo S.A. *	41,682	3,708,690
STMicroelectronics N.V.	297,330	11,914,194
Suez S.A.	163,102	3,347,432
Teleperformance	27,425	8,970,223
Thales S.A.	49,885	4,476,036
TOTAL SE	1,172,795	49,431,402
UbiSoft Entertainment S.A. *	42,147	4,214,029
Unibail-Rodamco-Westfield	64,570	5,452,255
Valeo S.A.	107,551	4,003,808
Veolia Environnement S.A.	246,827	6,577,491
Vinci S.A.	242,241	22,462,559
Vivendi S.A.	386,037	11,862,333
Wendel SE	13,353	1,541,568
Worldline S.A. *	111,441	9,420,101
		781,000,886

Germany 8.7%
adidas AG *	88,219	27,972,374
Allianz SE	194,562	43,972,766
Aroundtown S.A.	466,328	3,237,378
BASF SE	427,631	33,049,971
Bayer AG	455,923	27,593,753
Bayerische Motoren Werke AG	153,147	12,966,780
Bechtle AG	13,042	2,771,327
Beiersdorf AG	46,230	5,046,238
Brenntag AG	72,745	5,698,337
Carl Zeiss Meditec AG	18,643	2,913,622
Commerzbank AG *	483,819	3,196,578
Continental AG	50,991	7,136,392
Covestro AG	85,406	5,801,782
Daimler AG	397,589	27,924,292
Delivery Hero SE *	60,587	9,202,247
Deutsche Bank AG *	916,288	9,239,192
Deutsche Boerse AG	88,175	14,156,760
Deutsche Lufthansa AG *(a)	138,220	1,780,623
Deutsche Post AG	459,668	22,705,325
Deutsche Telekom AG	1,545,065	27,475,205
Deutsche Wohnen SE	157,622	7,800,165
E.ON SE	1,032,255	10,919,744
Evonik Industries AG	101,015	3,321,781
Fresenius Medical Care AG & Co. KGaA	100,405	8,122,648
Fresenius SE & Co. KGaA	195,391	8,701,289
GEA Group AG	71,800	2,480,826
Hannover Rueck SE	28,049	4,346,555
HeidelbergCement AG	71,017	5,249,520
HelloFresh SE *	70,362	5,941,525
Henkel AG & Co. KGaA	48,523	4,537,144
HOCHTIEF AG	11,708	1,088,600

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Infineon Technologies AG	604,838	24,231,963
KION Group AG	33,947	2,930,989
Knorr-Bremse AG	33,399	4,425,212
LANXESS AG	38,868	2,928,128
LEG Immobilien AG	32,879	4,713,254
Merck KGaA	60,247	10,041,294
MTU Aero Engines AG	25,078	5,818,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,327	17,321,973
Nemetschek SE	26,767	1,884,452
Puma SE *	45,156	4,418,663
QIAGEN N.V. *	106,784	5,788,681
Rational AG	2,460	2,368,861
RWE AG	298,567	12,825,924
SAP SE	485,392	61,590,413
Scout24 AG	51,584	3,982,884
Siemens AG	355,541	55,087,570
Siemens Energy AG *	185,329	6,877,623
Siemens Healthineers AG	125,758	7,052,686
Symrise AG	59,447	7,397,798
Teamviewer AG *	69,807	3,610,034
Telefonica Deutschland Holding AG	467,098	1,280,055
Uniper SE	94,313	3,302,682
United Internet AG	51,096	2,217,335
Volkswagen AG	15,690	3,311,074
Vonovia SE	241,779	16,143,579
Zalando SE *	71,826	8,235,638
		636,138,443

Hong Kong 3.3%
AIA Group Ltd.	5,626,600	67,838,489
ASM Pacific Technology Ltd.	146,800	2,131,738
BOC Hong Kong (Holdings) Ltd.	1,700,090	5,069,673
Budweiser Brewing Co. APAC Ltd.	778,600	2,603,164
CK Asset Holdings Ltd.	1,209,525	6,034,947
CK Hutchison Holdings Ltd.	1,246,025	8,598,853
CK Infrastructure Holdings Ltd.	293,000	1,555,639
CLP Holdings Ltd.	761,926	7,150,341
ESR Cayman Ltd. *	801,934	2,857,849
Galaxy Entertainment Group Ltd.	1,001,000	7,552,313
Hang Lung Properties Ltd.	917,000	2,436,842
Hang Seng Bank Ltd.	354,540	6,393,904
Henderson Land Development Co., Ltd.	665,735	2,722,841
HK Electric Investments & HK Electric Investments Ltd.	1,303,104	1,286,289
HKT Trust & HKT Ltd.	1,746,000	2,298,045
Hong Kong & China Gas Co., Ltd.	4,989,473	7,166,055
Hong Kong Exchanges & Clearing Ltd.	561,165	35,876,488
Hongkong Land Holdings Ltd.	559,901	2,581,324
Jardine Matheson Holdings Ltd.	103,706	5,977,321
Jardine Strategic Holdings Ltd.	101,740	2,644,223
Link REIT	952,500	8,263,174
Melco Resorts & Entertainment Ltd. ADR	98,111	1,568,795
MTR Corp., Ltd.	711,091	4,126,668
New World Development Co., Ltd.	714,778	3,309,482
PCCW Ltd.	2,148,000	1,194,515
Power Assets Holdings Ltd.	656,438	3,483,492
Sands China Ltd.	1,142,000	4,535,276
Sino Land Co., Ltd.	1,501,806	2,080,096
SJM Holdings Ltd.	878,864	942,321
Sun Hung Kai Properties Ltd.	615,104	8,402,453
Swire Pacific Ltd., Class A	226,590	1,416,092
Swire Properties Ltd.	553,200	1,603,519
Techtronic Industries Co., Ltd.	641,500	9,582,970
Security	Number of Shares	Value ($)
The Bank of East Asia Ltd.	650,969	1,408,796
WH Group Ltd.	4,467,000	3,619,851
Wharf Real Estate Investment Co., Ltd.	771,188	4,073,110
Wynn Macau Ltd. *	793,600	1,257,356
Xinyi Glass Holdings Ltd.	820,000	1,983,559
		243,627,863

Ireland 0.7%
CRH plc *	364,732	14,966,704
Flutter Entertainment plc *	75,513	14,060,050
Kerry Group plc, Class A	74,663	10,132,290
Kingspan Group plc *	71,937	4,888,750
Smurfit Kappa Group plc	116,805	5,624,587
		49,672,381

Israel 0.6%
Azrieli Group Ltd.	20,307	1,234,472
Bank Hapoalim B.M. *	527,448	3,711,720
Bank Leumi Le-Israel B.M.	676,442	4,168,475
Check Point Software Technologies Ltd. *	51,477	6,575,672
CyberArk Software Ltd. *	18,536	2,970,394
Elbit Systems Ltd.	12,524	1,728,558
ICL Group Ltd.	335,751	1,786,248
Israel Discount Bank Ltd., Class A	552,749	2,135,401
Mizrahi Tefahot Bank Ltd.	62,945	1,463,906
Nice Ltd. *	29,654	7,731,739
Teva Pharmaceutical Industries Ltd. ADR *	503,414	5,930,217
Wix.com Ltd. *	25,436	6,283,964
		45,720,766

Italy 2.4%
Amplifon S.p.A. *	59,386	2,353,976
Assicurazioni Generali S.p.A.	508,271	8,674,569
Atlantia S.p.A. *	233,892	3,705,318
CNH Industrial N.V. *	472,883	6,025,668
Davide Campari-Milano N.V.	265,651	2,855,307
DiaSorin S.p.A.	12,304	2,690,691
Enel S.p.A.	3,773,632	37,426,834
Eni S.p.A.	1,183,098	11,950,200
EXOR N.V.	49,512	3,669,910
Ferrari N.V.	59,229	12,324,895
FinecoBank Banca Fineco S.p.A. *	280,829	4,366,829
Infrastrutture Wireless Italiane S.p.A.	161,699	1,736,517
Intesa Sanpaolo S.p.A. *	7,657,852	16,694,924
Mediobanca Banca di Credito Finanziario S.p.A. *	299,321	2,663,738
Moncler S.p.A. *	92,395	5,206,658
Nexi S.p.A. *	203,806	3,615,749
Poste Italiane S.p.A	242,430	2,368,997
Prysmian S.p.A.	114,813	3,698,593
Recordati Industria Chimica e Farmaceutica S.p.A.	48,639	2,517,030
Snam S.p.A.	920,010	4,824,263
Stellantis N.V. *(b)	476,935	7,242,906
Stellantis N.V. (b)	498,826	7,585,036
Telecom Italia S.p.A.	3,880,094	1,661,394
Telecom Italia S.p.A. - RSP	2,930,066	1,386,801
Tenaris S.A.	213,239	1,646,540

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terna - Rete Elettrica Nationale S.p.A.	645,652	4,682,365
UniCredit S.p.A. *	979,424	8,925,355
		172,501,063

Japan 25.3%
ABC-Mart, Inc.	14,380	817,933
Acom Co., Ltd.	199,800	878,306
Advantest Corp.	91,998	7,270,331
Aeon Co., Ltd.	301,000	9,429,954
Aeon Mall Co., Ltd.	45,500	736,592
AGC, Inc.	93,093	3,233,926
Air Water, Inc.	87,400	1,413,019
Aisin Seiki Co., Ltd.	75,100	2,308,275
Ajinomoto Co., Inc.	216,300	5,114,662
Alfresa Holdings Corp.	90,900	1,812,086
Amada Co., Ltd.	155,900	1,755,257
ANA Holdings, Inc. *	71,200	1,514,131
Asahi Group Holdings Ltd.	209,900	8,474,148
Asahi Intecc Co., Ltd.	89,600	2,941,780
Asahi Kasei Corp.	578,600	6,433,922
Astellas Pharma, Inc.	866,350	14,062,624
Azbil Corp.	57,300	2,918,317
Bandai Namco Holdings, Inc.	92,400	7,879,048
Bridgestone Corp.	250,457	9,331,394
Brother Industries Ltd.	105,200	2,345,808
Calbee, Inc.	43,200	1,277,568
Canon, Inc.	468,195	10,357,177
Capcom Co., Ltd.	40,000	2,509,574
Casio Computer Co., Ltd.	86,000	1,519,363
Central Japan Railway Co.	67,400	9,651,150
Chubu Electric Power Co., Inc.	290,900	3,562,866
Chugai Pharmaceutical Co., Ltd.	313,900	16,426,114
Coca-Cola Bottlers Japan Holdings, Inc.	61,900	939,703
Concordia Financial Group Ltd.	458,900	1,660,793
Cosmos Pharmaceutical Corp.	9,400	1,433,201
CyberAgent, Inc.	47,200	2,954,933
Dai Nippon Printing Co., Ltd.	115,848	1,996,892
Dai-ichi Life Holdings, Inc.	499,700	7,613,824
Daifuku Co., Ltd.	47,530	5,424,482
Daiichi Sankyo Co., Ltd.	789,900	25,427,682
Daikin Industries Ltd.	116,000	24,491,352
Daito Trust Construction Co., Ltd.	31,000	3,230,631
Daiwa House Industry Co., Ltd.	263,300	7,464,774
Daiwa House REIT Investment Corp.	904	2,435,208
Daiwa Securities Group, Inc.	653,800	3,111,722
Denso Corp.	201,500	11,200,397
Dentsu Group, Inc.	98,000	3,125,743
Disco Corp.	13,400	4,359,261
East Japan Railway Co.	141,360	9,324,405
Eisai Co., Ltd.	118,000	8,612,046
ENEOS Holdings, Inc.	1,414,900	5,734,227
FANUC Corp.	89,000	23,235,148
Fast Retailing Co., Ltd.	27,000	23,207,093
Fuji Electric Co., Ltd.	59,400	2,366,844
FUJIFILM Holdings Corp.	166,211	9,520,900
Fujitsu Ltd.	91,600	13,978,143
Fukuoka Financial Group, Inc.	75,800	1,355,951
GLP J-REIT	1,917	3,088,376
GMO Payment Gateway, Inc.	19,000	2,706,913
Hakuhodo DY Holdings, Inc.	112,000	1,622,967
Hamamatsu Photonics K.K.	66,500	3,857,141
Hankyu Hanshin Holdings, Inc.	104,400	3,377,864
Harmonic Drive Systems, Inc.	19,507	1,457,486
Hikari Tsushin, Inc.	9,893	2,074,708
Hino Motors Ltd.	125,700	1,083,429
Hirose Electric Co., Ltd.	15,564	2,443,675
Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	23,200	1,389,575
Hitachi Construction Machinery Co., Ltd.	47,553	1,386,146
Hitachi Ltd.	449,615	18,522,016
Hitachi Metals Ltd.	98,900	1,577,918
Honda Motor Co., Ltd.	762,839	20,144,047
Hoshizaki Corp.	23,700	2,103,611
Hoya Corp.	175,807	22,495,186
Hulic Co., Ltd.	144,300	1,631,460
Ibiden Co., Ltd.	50,400	2,338,732
Idemitsu Kosan Co., Ltd.	85,903	2,017,341
Iida Group Holdings Co., Ltd.	71,700	1,581,666
Inpex Corp.	489,500	2,833,494
Isuzu Motors Ltd.	259,500	2,481,558
Ito En Ltd.	24,700	1,541,224
ITOCHU Corp.	624,600	17,887,908
Itochu Techno-Solutions Corp.	45,387	1,600,078
Japan Airlines Co., Ltd. *	71,800	1,281,617
Japan Airport Terminal Co., Ltd.	22,400	1,178,443
Japan Exchange Group, Inc.	239,200	5,584,240
Japan Post Bank Co., Ltd.	194,200	1,679,244
Japan Post Holdings Co., Ltd.	726,100	5,774,358
Japan Post Insurance Co., Ltd.	107,100	2,103,579
Japan Real Estate Investment Corp.	633	3,857,402
Japan Retail Fund Investment Corp.	1,252	2,375,714
Japan Tobacco, Inc.	556,900	11,062,422
JFE Holdings, Inc. *	229,400	1,990,353
JSR Corp.	92,300	2,816,591
Kajima Corp.	208,100	2,788,249
Kakaku.com, Inc.	63,900	1,850,703
Kansai Paint Co., Ltd.	82,300	2,422,504
Kao Corp.	224,419	16,283,110
KDDI Corp.	754,900	22,188,571
Keihan Holdings Co., Ltd.	44,600	2,033,258
Keikyu Corp.	103,600	1,661,747
Keio Corp.	47,200	3,454,334
Keisei Electric Railway Co., Ltd.	62,356	2,117,227
Keyence Corp.	84,900	45,581,202
Kikkoman Corp.	68,577	4,838,989
Kintetsu Group Holdings Co., Ltd.	81,000	3,409,190
Kirin Holdings Co., Ltd.	386,000	8,296,689
Kobayashi Pharmaceutical Co., Ltd.	22,600	2,544,966
Kobe Bussan Co., Ltd.	54,900	1,520,724
Koei Tecmo Holdings Co., Ltd.	20,800	1,191,570
Koito Manufacturing Co., Ltd.	50,200	3,238,880
Komatsu Ltd.	406,309	11,132,660
Konami Holdings Corp.	43,300	2,653,492
Kose Corp.	15,500	2,491,142
Kubota Corp.	484,400	10,642,824
Kuraray Co., Ltd.	152,700	1,635,943
Kurita Water Industries Ltd.	44,100	1,790,029
Kyocera Corp.	150,600	9,652,293
Kyowa Kirin Co., Ltd.	127,600	3,782,202
Kyushu Electric Power Co., Inc.	169,200	1,569,690
Kyushu Railway Co.	69,400	1,457,472
Lasertec Corp.	34,500	4,621,202
Lawson, Inc.	24,500	1,189,910
Lion Corp.	110,000	2,514,155
Lixil Corp.	126,487	2,949,714
M3, Inc.	204,100	17,180,052
Makita Corp.	105,600	5,039,209
Marubeni Corp.	766,800	5,094,855
Marui Group Co., Ltd.	89,646	1,606,558
Mazda Motor Corp.	253,100	1,804,369
McDonald’s Holdings Co., Japan Ltd.	32,900	1,604,359
Medipal Holdings Corp.	89,800	1,838,632
MEIJI Holdings Co., Ltd.	54,100	3,692,864
Mercari, Inc. *	41,096	1,979,989
Minebea Mitsumi, Inc.	166,400	3,692,999

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MISUMI Group, Inc.	130,100	4,236,046
Mitsubishi Chemical Holdings Corp.	606,800	4,150,468
Mitsubishi Corp.	620,800	15,726,174
Mitsubishi Electric Corp.	843,800	12,872,003
Mitsubishi Estate Co., Ltd.	551,002	8,716,838
Mitsubishi Gas Chemical Co., Inc.	75,000	1,716,072
Mitsubishi Heavy Industries Ltd.	149,900	4,305,622
Mitsubishi UFJ Financial Group, Inc.	5,690,709	25,697,976
Mitsubishi UFJ Lease & Finance Co., Ltd.	203,038	993,502
Mitsui & Co., Ltd.	760,700	14,114,462
Mitsui Chemicals, Inc.	85,300	2,444,245
Mitsui Fudosan Co., Ltd.	430,677	8,741,724
Miura Co., Ltd.	41,100	2,340,086
Mizuho Financial Group, Inc.	1,123,713	14,813,152
MonotaRO Co., Ltd.	57,900	2,901,282
MS&AD Insurance Group Holdings, Inc.	208,562	6,000,610
Murata Manufacturing Co., Ltd.	267,300	25,673,637
Nabtesco Corp.	53,400	2,395,418
Nagoya Railroad Co., Ltd.	86,100	2,192,943
NEC Corp.	120,400	6,550,818
Nexon Co., Ltd.	230,700	7,000,219
NGK Insulators Ltd.	121,500	2,127,760
NGK Spark Plug Co., Ltd.	67,500	1,259,144
NH Foods Ltd.	37,900	1,624,138
Nidec Corp.	207,700	27,640,344
Nihon M&A Center, Inc.	69,400	4,018,875
Nintendo Co., Ltd.	52,139	30,013,044
Nippon Building Fund, Inc.	687	4,149,517
Nippon Express Co., Ltd.	34,400	2,337,188
Nippon Paint Holdings Co., Ltd.	67,300	6,051,938
Nippon Prologis REIT, Inc.	951	3,100,150
Nippon Sanso Holdings Corp.	68,000	1,310,844
Nippon Shinyaku Co., Ltd.	22,500	1,656,418
Nippon Steel Corp. *	376,141	4,345,032
Nippon Telegraph & Telephone Corp.	595,512	14,884,113
Nippon Yusen K.K.	72,600	1,672,245
Nissan Chemical Corp.	57,000	3,246,662
Nissan Motor Co., Ltd. *	1,066,396	5,498,027
Nisshin Seifun Group, Inc.	87,300	1,469,432
Nissin Foods Holdings Co., Ltd.	29,100	2,515,229
Nitori Holdings Co., Ltd.	37,300	7,402,669
Nitto Denko Corp.	75,100	6,807,251
Nomura Holdings, Inc.	1,457,400	7,711,173
Nomura Real Estate Holdings, Inc.	53,000	1,183,803
Nomura Real Estate Master Fund, Inc.	1,924	2,929,430
Nomura Research Institute Ltd.	152,400	5,133,498
NSK Ltd.	171,400	1,554,037
NTT Data Corp.	289,200	4,153,237
Obayashi Corp.	299,500	2,508,674
Obic Co., Ltd.	32,600	6,099,584
Odakyu Electric Railway Co., Ltd.	135,300	3,932,829
Oji Holdings Corp.	403,800	2,441,191
Olympus Corp.	545,100	9,855,829
Omron Corp.	86,700	7,681,321
Ono Pharmaceutical Co., Ltd.	170,000	5,074,347
Oracle Corp., Japan	18,300	2,156,070
Oriental Land Co., Ltd.	93,700	14,665,117
ORIX Corp.	613,300	9,840,945
Orix JREIT, Inc.	1,264	2,119,522
Osaka Gas Co., Ltd.	176,800	3,269,508
Otsuka Corp.	48,700	2,452,091
Otsuka Holdings Co., Ltd.	178,900	7,639,280
Pan Pacific International Holdings Corp.	191,500	4,300,288
Panasonic Corp.	1,037,012	13,462,730
PeptiDream, Inc. *	43,800	2,557,038
Security	Number of Shares	Value ($)
Persol Holdings Co., Ltd.	86,200	1,616,739
Pigeon Corp.	53,700	2,416,229
Pola Orbis Holdings, Inc.	41,700	834,799
Rakuten, Inc.	401,720	3,954,013
Recruit Holdings Co., Ltd.	634,100	27,581,699
Renesas Electronics Corp. *	355,100	4,052,202
Resona Holdings, Inc.	982,485	3,410,570
Ricoh Co., Ltd.	308,900	2,342,062
Rinnai Corp.	16,100	1,681,619
Rohm Co., Ltd.	41,300	4,190,417
Ryohin Keikaku Co., Ltd.	111,402	2,663,713
Santen Pharmaceutical Co., Ltd.	166,500	2,753,714
SBI Holdings, Inc.	108,290	2,703,373
SCSK Corp.	24,800	1,379,320
Secom Co., Ltd.	98,500	8,924,992
Sega Sammy Holdings, Inc.	84,100	1,339,459
Seibu Holdings, Inc.	95,600	877,922
Seiko Epson Corp.	129,700	2,209,427
Sekisui Chemical Co., Ltd.	162,600	2,932,683
Sekisui House Ltd.	285,800	5,521,784
Seven & i Holdings Co., Ltd.	348,503	13,308,639
SG Holdings Co., Ltd.	149,228	3,825,112
Sharp Corp.	101,700	2,112,502
Shimadzu Corp.	102,700	3,926,344
Shimamura Co., Ltd.	10,500	1,166,117
Shimano, Inc.	34,300	8,042,416
Shimizu Corp.	257,600	1,814,602
Shin-Etsu Chemical Co., Ltd.	164,360	28,611,568
Shinsei Bank Ltd.	66,700	817,611
Shionogi & Co., Ltd.	124,500	6,759,105
Shiseido Co., Ltd.	185,900	12,068,532
SMC Corp.	26,800	16,218,356
Softbank Corp.	1,329,300	17,462,293
SoftBank Group Corp.	728,200	56,415,829
Sohgo Security Services Co., Ltd.	31,700	1,559,884
Sompo Holdings, Inc.	157,500	6,289,338
Sony Corp.	587,800	56,259,874
Square Enix Holdings Co., Ltd.	42,300	2,432,402
Stanley Electric Co., Ltd.	60,547	1,894,062
Subaru Corp.	283,100	5,438,419
Sumco Corp.	123,900	2,612,809
Sumitomo Chemical Co., Ltd.	700,800	3,298,941
Sumitomo Corp.	559,900	7,432,419
Sumitomo Dainippon Pharma Co., Ltd.	88,400	1,437,041
Sumitomo Electric Industries Ltd.	356,200	4,754,740
Sumitomo Metal Mining Co., Ltd.	107,500	4,660,989
Sumitomo Mitsui Financial Group, Inc.	607,446	18,872,329
Sumitomo Mitsui Trust Holdings, Inc.	156,100	4,670,161
Sumitomo Realty & Development Co., Ltd.	142,600	4,304,495
Sundrug Co., Ltd.	32,300	1,281,473
Suntory Beverage & Food Ltd.	65,700	2,295,050
Suzuken Co., Ltd.	31,100	1,204,466
Suzuki Motor Corp.	170,200	7,680,798
Sysmex Corp.	77,400	9,029,661
T&D Holdings, Inc.	245,500	2,861,013
Taiheiyo Cement Corp.	51,900	1,292,156
Taisei Corp.	87,100	2,821,788
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	987,532
Takeda Pharmaceutical Co., Ltd.	735,290	25,859,859
TDK Corp.	59,800	9,669,173
Teijin Ltd.	78,300	1,432,457
Terumo Corp.	300,200	11,667,471
The Bank of Kyoto Ltd.	26,809	1,406,815
The Chiba Bank Ltd.	235,900	1,283,085
The Chugoku Electric Power Co., Inc.	136,700	1,685,630

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Kansai Electric Power Co., Inc.	327,100	3,207,013
The Shizuoka Bank Ltd.	195,700	1,422,632
THK Co., Ltd.	57,042	1,812,555
TIS, Inc.	103,700	2,305,943
Tobu Railway Co., Ltd.	90,300	2,548,120
Toho Co., Ltd.	53,108	2,057,134
Toho Gas Co., Ltd.	35,160	2,066,916
Tohoku Electric Power Co., Inc.	205,500	1,763,701
Tokio Marine Holdings, Inc.	293,899	14,436,574
Tokyo Century Corp.	19,377	1,572,927
Tokyo Electric Power Co. Holdings, Inc. *	668,490	2,564,267
Tokyo Electron Ltd.	69,400	26,389,549
Tokyo Gas Co., Ltd.	175,840	3,853,131
Tokyu Corp.	241,500	2,839,606
Tokyu Fudosan Holdings Corp.	291,400	1,646,605
Toppan Printing Co., Ltd.	130,000	1,848,865
Toray Industries, Inc.	633,800	4,135,366
Toshiba Corp.	177,217	5,787,227
Tosoh Corp.	124,000	2,126,314
TOTO Ltd.	65,500	3,627,776
Toyo Suisan Kaisha Ltd.	43,600	2,145,744
Toyoda Gosei Co., Ltd.	28,600	756,384
Toyota Industries Corp.	66,900	5,269,755
Toyota Motor Corp.	985,803	69,140,106
Toyota Tsusho Corp.	98,269	3,838,345
Trend Micro, Inc.	62,600	3,445,188
Tsuruha Holdings, Inc.	17,900	2,376,953
Unicharm Corp.	188,900	8,472,057
United Urban Investment Corp.	1,320	1,795,882
USS Co., Ltd.	102,600	2,020,359
Welcia Holdings Co., Ltd.	44,100	1,494,041
West Japan Railway Co.	76,500	4,078,286
Yakult Honsha Co., Ltd.	59,900	3,059,503
Yamada Holdings Co., Ltd.	344,200	1,754,673
Yamaha Corp.	63,200	3,561,722
Yamaha Motor Co., Ltd.	128,800	2,841,492
Yamato Holdings Co., Ltd.	141,800	3,518,165
Yamazaki Baking Co., Ltd.	62,700	1,154,376
Yaskawa Electric Corp.	111,700	5,728,916
Yokogawa Electric Corp.	102,800	2,222,367
Z Holdings Corp.	1,228,200	7,629,981
ZOZO, Inc.	49,300	1,380,549
		1,849,611,705

Netherlands 3.9%
ABN AMRO Bank N.V. CVA *	210,492	2,198,385
Adyen N.V. *	8,485	17,725,378
Aegon N.V.	819,525	3,397,963
Akzo Nobel N.V.	89,870	9,148,716
ASML Holding N.V.	198,072	105,741,483
Coca-Cola European Partners plc	95,292	4,428,219
Heineken Holding N.V.	54,018	4,759,185
Heineken N.V.	120,439	12,560,878
ING Groep N.V. *	1,812,032	16,111,428
JDE Peet’s NV *	33,640	1,297,789
Just Eat Takeaway.com N.V *	58,293	6,685,380
Koninklijke Ahold Delhaize N.V.	514,476	14,767,790
Koninklijke DSM N.V.	79,920	13,971,068
Koninklijke KPN N.V.	1,646,779	5,144,536
Koninklijke Philips N.V. *	424,987	23,165,671
Koninklijke Vopak N.V.	32,588	1,649,365
NN Group N.V.	134,973	5,621,829
Prosus N.V. *	227,667	26,598,522
Randstad N.V. *	55,119	3,443,714
Wolters Kluwer N.V.	125,836	10,455,740
		288,873,039

Security	Number of Shares	Value ($)
New Zealand 0.3%
a2 Milk Co., Ltd. *	339,061	2,796,225
Auckland International Airport Ltd. *	584,759	3,110,863
Fisher & Paykel Healthcare Corp., Ltd.	266,995	6,617,116
Mercury NZ Ltd.	329,008	1,677,873
Meridian Energy Ltd.	604,549	3,085,820
Ryman Healthcare Ltd.	184,576	2,050,459
Spark New Zealand Ltd.	873,854	3,000,247
		22,338,603

Norway 0.6%
Adevinta A.S.A. *	107,717	1,598,240
DNB A.S.A. *	438,312	8,533,259
Equinor A.S.A.	451,573	8,092,724
Gjensidige Forsikring A.S.A.	94,149	2,165,048
Mowi A.S.A.	204,065	4,527,737
Norsk Hydro A.S.A.	654,435	2,890,111
Orkla A.S.A.	362,146	3,520,303
Schibsted A.S.A., A Shares *	35,831	1,347,991
Schibsted A.S.A., B Shares *	47,409	1,525,084
Telenor A.S.A.	323,832	5,342,060
Yara International A.S.A.	81,988	3,812,461
		43,355,018

Portugal 0.2%
Banco Espirito Santo S.A. *(c)	470,491	—
EDP - Energias de Portugal S.A.	1,286,658	8,075,681
Galp Energia, SGPS, S.A.	228,427	2,292,751
Jeronimo Martins, SGPS, S.A.	120,593	1,972,007
		12,340,439

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,509,095	3,481,981
CapitaLand Integrated Commercial Trust	2,121,436	3,389,310
CapitaLand Ltd.	1,222,714	2,938,980
City Developments Ltd.	227,700	1,229,894
DBS Group Holdings Ltd.	838,895	15,819,252
Genting Singapore Ltd.	2,721,400	1,746,553
Keppel Corp., Ltd.	682,300	2,564,519
Mapletree Commercial Trust	1,018,600	1,575,903
Mapletree Logistics Trust	1,292,414	1,916,834
Oversea-Chinese Banking Corp., Ltd.	1,544,824	11,972,779
Singapore Airlines Ltd. *	625,050	1,928,030
Singapore Exchange Ltd.	369,600	2,745,768
Singapore Technologies Engineering Ltd.	727,949	2,029,586
Singapore Telecommunications Ltd.	3,852,137	6,824,236
Suntec Real Estate Investment Trust	874,500	1,047,773
United Overseas Bank Ltd.	541,133	9,507,605
UOL Group Ltd.	202,872	1,113,664
Venture Corp., Ltd.	133,300	1,981,103
Wilmar International Ltd.	912,034	3,609,778
		77,423,548

Spain 2.3%
ACS Actividades de Construccion y Servicios S.A.	121,955	3,800,608
Aena SME S.A. *	32,191	4,964,389
Amadeus IT Group S.A. *	209,300	13,362,387
Banco Bilbao Vizcaya Argentaria S.A.	3,090,548	14,101,284
Banco Santander S.A. *	8,053,852	23,508,406
CaixaBank S.A.	1,680,721	4,241,289

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cellnex Telecom S.A.	148,180	8,680,944
Enagas S.A.	116,724	2,571,496
Endesa S.A.	148,218	3,788,040
Ferrovial S.A.	225,216	5,399,214
Grifols S.A.	139,683	4,111,939
Iberdrola S.A.	2,809,780	38,042,124
Iberdrola S.A. - Interim Shares *(c)	39,840	539,401
Industria de Diseno Textil S.A.	505,964	15,005,975
Naturgy Energy Group S.A.	138,762	3,584,896
Red Electrica Corp. S.A.	199,297	3,784,227
Repsol S.A.	706,279	6,938,270
Siemens Gamesa Renewable Energy S.A.	111,192	4,561,509
Telefonica S.A.	2,362,679	10,194,701
		171,181,099

Sweden 3.4%
Alfa Laval AB *	145,232	3,806,059
Assa Abloy AB, B Shares	466,183	11,529,533
Atlas Copco AB, A Shares	311,639	16,907,453
Atlas Copco AB, B Shares	184,396	8,633,425
Boliden AB	128,252	4,202,408
Electrolux AB, B Shares	104,836	2,561,229
Epiroc AB, A Shares	302,505	5,795,659
Epiroc AB, B Shares	189,377	3,250,520
EQT AB	109,922	3,426,367
Essity AB, B Shares	283,519	9,055,829
Evolution Gaming Group AB	73,678	7,169,822
Fastighets AB Balder, B Shares *	45,619	2,279,780
Hennes & Mauritz AB, B Shares *	371,101	7,933,903
Hexagon AB, B Shares	129,728	11,305,293
Husqvarna AB, B Shares	203,487	2,517,660
ICA Gruppen AB	46,262	2,318,861
Industrivarden AB, A Shares *	54,001	1,817,659
Industrivarden AB, C Shares *	72,739	2,313,330
Investment AB Latour, B Shares	69,599	1,559,850
Investor AB, B Shares	211,910	15,543,460
Kinnevik AB, B Shares *	112,973	5,542,387
LE Lundbergfortagen AB, B Shares *	35,969	1,889,188
Lundin Energy AB	86,928	2,361,229
Nibe Industrier AB, B Shares	144,673	4,829,096
Nordea Bank Abp *(b)	1,490,951	12,083,722
Nordea Bank Abp *(b)	16,453	133,567
Sandvik AB *	523,927	13,048,456
Securitas AB, B Shares	144,225	2,222,307
Skandinaviska Enskilda Banken AB, A Shares *	752,494	8,186,747
Skanska AB, B Shares	159,796	4,129,137
SKF AB, B Shares	180,677	4,945,052
Svenska Cellulosa AB, S.C.A., B Shares *	281,295	4,954,972
Svenska Handelsbanken AB, A Shares *	726,015	7,237,639
Swedbank AB, A Shares *	419,066	7,885,045
Swedish Match AB	76,884	5,928,736
Tele2 AB, B Shares	237,128	3,272,563
Telefonaktiebolaget LM Ericsson, B Shares	1,351,443	17,016,620
Telia Co. AB	1,133,470	4,967,190
Volvo AB, B Shares *	660,270	16,268,150
		250,829,903

Switzerland 9.5%
ABB Ltd.	857,317	25,287,759
Adecco Group AG	71,160	4,445,032
Alcon, Inc. *	230,526	16,544,245
Security	Number of Shares	Value ($)
Baloise Holding AG	21,811	3,652,504
Banque Cantonale Vaudoise	14,339	1,517,240
Barry Callebaut AG	1,364	3,024,915
Chocoladefabriken Lindt & Spruengli AG	47	4,372,547
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	478	4,141,465
Cie Financiere Richemont S.A.	244,417	22,702,436
Clariant AG	94,345	2,004,451
Credit Suisse Group AG	1,149,595	15,079,886
EMS-Chemie Holding AG	3,757	3,543,600
Geberit AG	17,268	10,569,168
Givaudan S.A.	4,276	17,227,027
Julius Baer Group Ltd.	103,233	6,246,142
Kuehne & Nagel International AG	25,201	5,734,636
LafargeHolcim Ltd. *	243,635	13,174,732
Logitech International S.A.	77,823	8,082,580
Lonza Group AG	34,699	22,162,233
Nestle S.A.	1,340,029	150,212,661
Novartis AG	1,032,554	93,492,707
Partners Group Holding AG	8,711	10,285,874
Roche Holding AG	326,787	112,778,041
Schindler Holding AG	9,414	2,476,420
Schindler Holding AG - Participation Certificates	18,916	4,992,395
SGS S.A.	2,796	8,480,252
Sika AG	65,663	17,867,672
Sonova Holding AG *	25,173	6,072,711
Straumann Holding AG	4,794	5,313,807
Swiss Life Holding AG	14,087	6,423,039
Swiss Prime Site AG	34,445	3,347,771
Swiss Re AG	133,082	11,732,738
Swisscom AG	12,127	6,600,465
Temenos AG	30,426	3,841,949
The Swatch Group AG	24,720	1,392,073
The Swatch Group AG - Bearer Shares	13,543	3,901,077
UBS Group AG	1,716,075	24,735,209
Vifor Pharma AG	21,817	2,962,708
Zurich Insurance Group AG	70,040	28,005,252
		694,427,419

United Kingdom 14.0%
3i Group plc	457,506	6,932,824
Admiral Group plc	87,942	3,465,869
Anglo American plc	571,562	18,800,642
Antofagasta plc	187,451	3,655,739
Ashtead Group plc	209,902	10,534,321
Associated British Foods plc *	167,911	4,850,276
AstraZeneca plc	611,208	62,350,024
Auto Trader Group plc *	440,707	3,397,662
AVEVA Group plc	52,789	2,619,881
Aviva plc	1,813,640	8,295,738
BAE Systems plc	1,481,826	9,349,909
Barclays plc *	8,046,198	14,677,831
Barratt Developments plc *	484,570	4,220,083
BHP Group plc	979,923	26,855,105
BP plc	9,399,146	34,926,796
British American Tobacco plc	1,066,384	38,750,114
BT Group plc *	4,134,166	7,088,738
Bunzl plc	160,123	5,139,897
Burberry Group plc *	190,903	4,474,142
Coca-Cola HBC AG *	91,587	2,703,889
Compass Group plc *	836,748	14,946,637
Croda International plc	64,785	5,566,237
DCC plc	46,406	3,491,105
Diageo plc	1,086,889	43,635,520
Direct Line Insurance Group plc	665,964	2,733,358

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Entain plc *	274,345	4,642,890
Evraz plc	240,046	1,641,293
Experian plc	425,347	14,866,986
Ferguson plc	104,662	12,152,177
Fresnillo plc	82,969	1,117,983
GlaxoSmithKline plc	2,331,815	43,304,824
Glencore plc *	4,630,486	15,457,144
Halma plc	174,818	5,892,452
Hargreaves Lansdown plc	153,362	3,573,069
Hikma Pharmaceuticals plc	83,895	2,755,056
HSBC Holdings plc *	9,492,839	49,672,289
Imperial Brands plc	437,128	8,773,858
Informa plc *	699,902	4,762,372
InterContinental Hotels Group plc *	80,352	4,950,262
Intertek Group plc	75,641	5,696,766
J. Sainsbury plc	821,859	2,744,769
JD Sports Fashion plc *	209,591	2,133,533
Johnson Matthey plc	88,905	3,576,576
Kingfisher plc *	993,405	3,771,161
Land Securities Group plc	327,564	2,742,624
Legal & General Group plc	2,755,070	9,162,981
Lloyds Banking Group plc *	33,200,604	14,898,141
London Stock Exchange Group plc	146,515	17,393,532
M&G plc	1,185,637	2,844,400
Melrose Industries plc *	2,260,391	5,169,808
Mondi plc	227,070	5,347,478
National Grid plc	1,662,151	19,307,036
Natwest Group plc *	2,286,556	4,590,644
Next plc *	61,367	6,478,747
NMC Health plc *(c)	48,950	28,907
Ocado Group plc *	228,260	8,664,931
Pearson plc	352,714	3,907,748
Persimmon plc	145,962	5,080,707
Phoenix Group Holdings plc	249,008	2,294,794
Prudential plc	1,214,919	19,437,995
Reckitt Benckiser Group plc	331,529	28,106,495
RELX plc	903,365	22,365,941
Rentokil Initial plc *	864,049	5,864,155
Rio Tinto plc	521,898	39,594,903
Rolls-Royce Holdings plc *	3,897,705	4,864,320
Royal Dutch Shell plc, A Shares	1,909,768	35,338,907
Royal Dutch Shell plc, B Shares	1,719,325	29,965,234
RSA Insurance Group plc	475,499	4,383,643
Schroders plc	57,024	2,659,227
Segro plc	548,413	7,137,306
Severn Trent plc	113,360	3,583,642
Smith & Nephew plc	403,764	8,500,760
Smiths Group plc	180,767	3,491,343
Spirax-Sarco Engineering plc	34,236	5,176,153
SSE plc	489,890	9,923,663
St. James’s Place plc	251,173	4,019,767
Standard Chartered plc *	1,257,158	7,606,679
Standard Life Aberdeen plc	1,026,113	4,224,158
Taylor Wimpey plc *	1,749,675	3,492,031
Tesco plc	4,545,687	14,875,298
The Berkeley Group Holdings plc	57,562	3,291,928
The British Land Co., plc	402,881	2,463,715
The Sage Group plc	501,749	4,040,097
Unilever plc (b)	565,908	32,967,068
Unilever plc (b)	658,320	38,267,498
United Utilities Group plc	314,011	3,958,044
Vodafone Group plc	12,496,807	21,341,401
Whitbread plc *	95,413	3,625,982
WM Morrison Supermarkets plc	1,130,623	2,772,734
WPP plc	566,516	5,919,878
		1,026,120,240
Total Common Stock
(Cost $5,434,401,147)		7,220,973,898
Security	Number of Shares	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	27,325	1,783,335
Fuchs Petrolub SE	32,258	1,835,403
Henkel AG & Co. KGaA	83,418	8,639,737
Porsche Automobil Holding SE	71,359	4,956,227
Sartorius AG	16,543	8,223,451
Volkswagen AG	86,169	16,290,294
Total Preferred Stock
(Cost $31,697,606)		41,728,447

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. expires 02/10/21 *	121,955	60,088
Total Rights
(Cost $67,100)		60,088

Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	1,504,412	1,504,412
Total Other Investment Company
(Cost $1,504,412)		1,504,412
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
Euro
(0.71%), 02/01/21 (e)(f)	960,991	1,166,210
Brown Brothers Harriman
Australian Dollar
(0.14%), 02/01/21 (e)(f)	46,029	35,177
Canadian Dollar
0.01%, 02/01/21 (e)	4	3
Danish Krone
(0.50%), 02/01/21 (e)(f)	345,960	56,450
Hong Kong Dollar
0.05%, 02/01/21 (e)	353,321	45,571
Japanese Yen
(0.31%), 02/01/21 (e)(f)	823,219	7,859
New Zeland Dollar
0.05%, 02/01/21 (e)	250,596	180,078
Norwegian Krone
(0.25%), 02/01/21 (e)(f)	419,432	48,967
Singapore Dollar
0.01%, 02/01/21 (e)	46,410	34,936
Swiss Franc
(1.51%), 02/01/21 (e)(f)	27,457	30,825
Citibank
Pound Sterling
0.01%, 02/01/21 (e)	225,728	309,282

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
JPMorgan Chase Bank
U.S. Dollar
0.01%, 02/01/21 (e)	9,485,796	9,485,796
Skandinaviska Enskilda Banken
Swedish Krona
(0.25%), 02/01/21 (e)(f)	1,482,968	177,467
Total Short-Term Investments
(Cost $11,578,621)		11,578,621

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	362	38,290,550	(1,096,737)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,395,294.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$3,750,442,661	$—	$3,750,442,661
France	5,309,212	775,691,674	—	781,000,886
Germany	22,231,704	613,906,739	—	636,138,443
Hong Kong	4,213,018	239,414,845	—	243,627,863
Ireland	10,513,337	39,159,044	—	49,672,381
Israel	21,760,247	23,960,519	—	45,720,766
Italy	14,827,942	157,673,121	—	172,501,063
Netherlands	23,046,071	265,826,968	—	288,873,039
Norway	4,527,737	38,827,281	—	43,355,018
Portugal	10,047,688	2,292,751	—*	12,340,439
Spain	—	170,641,698	539,401	171,181,099
United Kingdom	38,267,498	987,823,835	28,907	1,026,120,240
Preferred Stock[1]	—	41,728,447	—	41,728,447
Rights[1]	60,088	—	—	60,088
Other Investment Company[1]	1,504,412	—	—	1,504,412
Short-Term Investments[1]	—	11,578,621	—	11,578,621
Liabilities
Futures Contracts[2]	(1,096,737)	—	—	(1,096,737)
Total	$155,212,217	$7,118,968,204	$568,308	$7,274,748,729
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN21